Not FDIC Insured May Lose Value No Bank Guarantee
VIP-Q1PH

Schedules of Investments
(unaudited)
Franklin Allocation VIP Fund 2
Franklin DynaTech VIP Fund 31
Franklin Global Real Estate VIP Fund 36
Franklin Growth and Income VIP Fund 39
Franklin Income VIP Fund 44
Franklin Large Cap Growth VIP Fund 56
Franklin Mutual Global Discovery VIP Fund 59
Franklin Mutual Shares VIP Fund 64
Franklin Rising Dividends VIP Fund 69
Franklin Small Cap Value VIP Fund 72
Franklin Small-Mid Cap Growth VIP Fund 75
Franklin Strategic Income VIP Fund 79
Franklin U.S. Government Securities VIP Fund 109
Franklin VolSmart Allocation VIP Fund 113
Templeton Developing Markets VIP Fund 122
Templeton Foreign VIP Fund 126
Templeton Global Bond VIP Fund 129
Templeton Growth VIP Fund 136
Notes to Schedules of Investments 139

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), March 31, 2025
Franklin Allocation VIP Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 56.1%
Aerospace & Defense 1.8%
BAE Systems plc ................................... United Kingdom 24,974 $ 504,287
BWX Technologies, Inc. .............................. United States 3,167 312,425
Curtiss-Wright Corp. ................................. United States 680 215,744
Dassault Aviation SA ................................. France 2,110 695,722
General Electric Co. ................................. United States 5,158 1,032,374
Leonardo SpA ...................................... Italy 1,956 95,255
Lockheed Martin Corp. ............................... United States 1,903 850,089
MTU Aero Engines AG ............................... Germany 2,535 880,843
Northrop Grumman Corp. ............................. United States 3,908 2,000,935
a
Rolls-Royce Holdings plc ............................. United Kingdom 9,142 88,854
RTX Corp. ........................................ United States 17,751 2,351,297
Safran SA ......................................... France 1,710 450,215
9,478,040
Air Freight & Logistics 0.2%
Deutsche Post AG ................................... Germany 1,221 52,422
DSV A/S .......................................... Denmark 4,752 918,947
971,369
Automobile Components 0.2%
Cie Generale des Etablissements Michelin SCA ............ France 4,360 153,239
Continental AG ..................................... Germany 8,984 633,550
Forvia SE ......................................... France 19,080 156,570
943,359
Automobiles 0.7%
Ferrari NV ......................................... Italy 107 45,695
General Motors Co. .................................. United States 15,576 732,539
Isuzu Motors Ltd. ................................... Japan 12,500 169,970
Stellantis NV ....................................... United States 54,681 613,307
Subaru Corp. ...................................... Japan 15,600 279,383
a
Tesla, Inc. ......................................... United States 5,074 1,314,978
Toyota Motor Corp. .................................. Japan 18,800 332,333
3,488,205
Banks 3.2%
b
ABN AMRO Bank NV , CVA , 144A , Reg S ................. Netherlands 7,876 165,958
AIB Group plc ...................................... Ireland 44,623 288,230
Bank of America Corp. ............................... United States 35,808 1,494,268
Barclays plc ....................................... United Kingdom 76,466 287,515
BNP Paribas SA .................................... France 5,939 496,378
Citigroup, Inc. ...................................... United States 3,672 260,675
Commonwealth Bank of Australia ....................... Australia 3,262 310,196
DBS Group Holdings Ltd. ............................. Singapore 2,300 78,985
Erste Group Bank AG ................................ Austria 1,026 70,970
HDFC Bank Ltd. .................................... India 26,574 566,457
HSBC Holdings plc .................................. United Kingdom 91,080 1,032,527
ING Groep NV ..................................... Netherlands 59,203 1,159,864
Intesa Sanpaolo SpA ................................. Italy 67,914 350,006
JPMorgan Chase & Co. ............................... United States 15,811 3,878,438
Lloyds Banking Group plc ............................. United Kingdom 747,631 701,216
Mitsubishi UFJ Financial Group, Inc. ..................... Japan 5,000 68,169
NatWest Group plc .................................. United Kingdom 102,258 603,771
Shinhan Financial Group Co. Ltd. ....................... South Korea 13,118 419,814
Standard Chartered plc ............................... United Kingdom 91,170 1,352,906
Sumitomo Mitsui Financial Group, Inc. .................... Japan 14,700 378,005
Sumitomo Mitsui Financial Group, Inc. , ADR ............... Japan 59,066 913,160
UniCredit SpA ...................................... Italy 12,158 682,455

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Banks (continued)
US Bancorp ....................................... United States 19,920 $ 841,022
Wells Fargo & Co. ................................... United States 14,632 1,050,431
17,451,416
Beverages 0.7%
Asahi Group Holdings Ltd. ............................. Japan 8,400 107,323
Coca-Cola Consolidated, Inc. .......................... United States 78 105,300
Coca-Cola HBC AG ................................. Italy 6,169 279,393
Molson Coors Beverage Co. , B ......................... United States 2,452 149,253
a
Monster Beverage Corp. .............................. United States 16,691 976,757
PepsiCo, Inc. ...................................... United States 14,186 2,127,049
3,745,075
Biotechnology 1.0%
AbbVie, Inc. ....................................... United States 6,838 1,432,698
Amgen, Inc. ....................................... United States 4,127 1,285,767
a
Biogen, Inc. ....................................... United States 2,196 300,500
a
BioNTech SE , ADR .................................. Germany 1,000 91,060
CSL Ltd. .......................................... United States 1,512 237,972
a
Exelixis, Inc. ....................................... United States 4,489 165,734
a
Genmab A/S ....................................... Denmark 179 34,873
Gilead Sciences, Inc. ................................ United States 8,174 915,897
a
Incyte Corp. ....................................... United States 2,407 145,744
Regeneron Pharmaceuticals, Inc. ....................... United States 548 347,558
a
Swedish Orphan Biovitrum AB .......................... Sweden 1,716 49,174
a
United Therapeutics Corp. ............................. United States 599 184,654
5,191,631
Broadline Retail 1.9%
Alibaba Group Holding Ltd. ............................ China 51,547 852,896
a
Amazon.com, Inc. ................................... United States 36,625 6,968,272
a
Etsy, Inc. .......................................... United States 1 47
a
MercadoLibre, Inc. .................................. Brazil 425 829,120
Next plc .......................................... United Kingdom 2,970 427,904
Prosus NV ........................................ China 18,467 857,961
a
Rakuten Group, Inc. ................................. Japan 9,600 55,075
Wesfarmers Ltd. .................................... Australia 1,849 83,822
10,075,097
Building Products 0.2%
a
Builders FirstSource, Inc. ............................. United States 1 125
Cie de Saint-Gobain SA .............................. France 4,728 470,988
Masco Corp. ....................................... United States 942 65,507
Trane Technologies plc ............................... United States 1,956 659,016
1,195,636
Capital Markets 1.6%
3i Group plc ....................................... United Kingdom 9,871 464,141
Bank of New York Mellon Corp. (The) .................... United States 2,639 221,333
BlackRock, Inc. ..................................... United States 272 257,443
Blackstone, Inc. .................................... United States 2,261 316,043
Charles Schwab Corp. (The) ........................... United States 24,741 1,936,725
Deutsche Bank AG .................................. Germany 18,239 434,766
Intercontinental Exchange, Inc. ......................... United States 3,310 570,975
Intermediate Capital Group plc ......................... United Kingdom 32,000 815,017
Macquarie Group Ltd. ................................ Australia 8,338 1,037,636
Morgan Stanley ..................................... United States 715 83,419

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Capital Markets (continued)
Partners Group Holding AG ............................ Switzerland 189 $ 268,985
S&P Global, Inc. .................................... United States 2,118 1,076,156
SEI Investments Co. ................................. United States 1,388 107,750
Singapore Exchange Ltd. ............................. Singapore 7,800 77,220
State Street Corp. ................................... United States 4,388 392,858
T Rowe Price Group, Inc. ............................. United States 3,347 307,489
Tradeweb Markets, Inc. , A ............................. United States 2,887 428,604
8,796,560
Chemicals 1.7%
Air Products and Chemicals, Inc. ........................ United States 9,032 2,663,717
Albemarle Corp. .................................... United States 4,169 300,251
Asahi Kasei Corp. ................................... Japan 14,300 100,253
BASF SE ......................................... Germany 1,692 84,818
CF Industries Holdings, Inc. ........................... United States 2,890 225,854
DuPont de Nemours, Inc. ............................. United States 3,768 281,394
Ecolab, Inc. ........................................ United States 1,382 350,365
Givaudan SA ....................................... Switzerland 100 429,298
LG Chem Ltd. ...................................... South Korea 2,316 389,469
Linde plc .......................................... United States 1,631 759,459
LyondellBasell Industries NV , A ......................... United States 670 47,168
Mitsubishi Chemical Group Corp. ....................... Japan 18,300 90,429
Nitto Denko Corp. ................................... Japan 19,400 358,833
RPM International, Inc. ............................... United States 1,287 148,880
Sherwin-Williams Co. (The) ............................ United States 5,487 1,916,006
Shin-Etsu Chemical Co. Ltd. ........................... Japan 2,100 59,924
Sika AG .......................................... Switzerland 3,100 755,111
8,961,229
Commercial Services & Supplies 0.4%
Brambles Ltd. ...................................... Australia 5,242 66,223
Cintas Corp. ....................................... United States 1,150 236,360
Republic Services, Inc. , A ............................. United States 1,491 361,061
Securitas AB , B ..................................... Sweden 52,345 740,732
Veralto Corp. ....................................... United States 8,240 802,988
2,207,364
Communications Equipment 0.5%
Cisco Systems, Inc. ................................. United States 15,263 941,880
a
F5, Inc. ........................................... United States 859 228,726
Motorola Solutions, Inc. ............................... United States 2,965 1,298,106
Telefonaktiebolaget LM Ericsson , B ...................... Sweden 16,187 125,947
2,594,659
Construction & Engineering 0.1%
ACS Actividades de Construccion y Servicios SA ............ Spain 4,278 244,844
Eiffage SA ......................................... France 869 101,177
EMCOR Group, Inc. ................................. United States 612 226,213
572,234
Construction Materials 0.5%
CRH plc , ( GBP Traded) ............................... United States 6,522 571,605
CRH plc , ( USD Traded) ............................... United States 1,300 114,361
a
Holcim AG ........................................ United States 1,891 203,497
Martin Marietta Materials, Inc. .......................... United States 3,456 1,652,417
2,541,880

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Consumer Finance 0.5%
American Express Co. ............................... United States 5,160 $ 1,388,298
Capital One Financial Corp. ........................... United States 7,230 1,296,339
Synchrony Financial ................................. United States 4,898 259,300
2,943,937
Consumer Staples Distribution & Retail 0.9%
Albertsons Cos., Inc. , A ............................... United States 4,006 88,092
Carrefour SA ....................................... France 84,557 1,209,326
Costco Wholesale Corp. .............................. United States 625 591,113
Koninklijke Ahold Delhaize NV .......................... Netherlands 6,605 246,730
Kroger Co. (The) .................................... United States 9,784 662,279
Target Corp. ....................................... United States 3,220 336,039
Tesco plc ......................................... United Kingdom 94,191 405,237
Walmart, Inc. ...................................... United States 12,510 1,098,253
4,637,069
Containers & Packaging 0.2%
SIG Group AG ..................................... Switzerland 33,000 610,149
Smurfit WestRock plc ................................ United States 15,910 714,137
1,324,286
Diversified Consumer Services 0.0%
†
H&R Block, Inc. ..................................... United States 2,059 113,060
Pearson plc ....................................... United Kingdom 3,792 59,987
173,047
Diversified REITs 0.0%
†
Stockland ......................................... Australia 15,237 47,015
Diversified Telecommunication Services 0.4%
AT&T, Inc. ......................................... United States 33,740 954,167
Deutsche Telekom AG ................................ Germany 23,515 868,173
Telenor ASA ....................................... Norway 16,723 238,955
Telia Co. AB ....................................... Sweden 66,103 238,652
2,299,947
Electric Utilities 0.6%
American Electric Power Co., Inc. ....................... United States 1,917 209,471
Edison International ................................. United States 21,207 1,249,516
Entergy Corp. ...................................... United States 1,225 104,725
Iberdrola SA ....................................... Spain 48,815 788,269
NextEra Energy, Inc. ................................. United States 6,376 451,995
NRG Energy, Inc. ................................... United States 3,361 320,841
PPL Corp. ......................................... United States 2,632 95,041
Southern Co. (The) .................................. United States 1,487 136,730
3,356,588
Electrical Equipment 0.4%
ABB Ltd. .......................................... Switzerland 5,265 271,663
AMETEK, Inc. ...................................... United States 1,866 321,213
Eaton Corp. plc ..................................... United States 3,591 976,142
Fujikura Ltd. ....................................... Japan 5,400 199,988
Mitsubishi Electric Corp. .............................. Japan 10,900 201,021
Schneider Electric SE ................................ United States 462 106,651
2,076,678
Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp. , A .................................. United States 12,503 820,072

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electronic Equipment, Instruments & Components (continued)
a
Arrow Electronics, Inc. ............................... United States 558 $ 57,937
Inficon Holding AG .................................. Switzerland 180 188,872
Keyence Corp. ..................................... Japan 200 78,642
TDK Corp. ........................................ Japan 23,100 242,067
TE Connectivity plc .................................. Switzerland 4,120 582,238
Yokogawa Electric Corp. .............................. Japan 6,000 117,096
2,086,924
Energy Equipment & Services 0.1%
SBM Offshore NV ................................... Netherlands 13,008 277,186
Entertainment 0.9%
CTS Eventim AG & Co. KGaA .......................... Germany 6,800 682,192
Electronic Arts, Inc. .................................. United States 2,959 427,635
a
Netflix, Inc. ........................................ United States 2,438 2,273,508
Nintendo Co. Ltd. ................................... Japan 1,500 101,967
a
Sea Ltd. , ADR ...................................... Singapore 2,900 378,421
a
Spotify Technology SA ................................ United States 1,151 633,084
Walt Disney Co. (The) ................................ United States 5,310 524,097
5,020,904
Financial Services 2.5%
a
Berkshire Hathaway, Inc. , B ............................ United States 7,312 3,894,225
EXOR NV ......................................... Netherlands 2,574 233,753
Fidelity National Information Services, Inc. ................. United States 2,023 151,077
Industrivarden AB , A ................................. Sweden 3,686 135,431
Investor AB , B ...................................... Sweden 11,207 334,239
Mastercard, Inc. , A .................................. United States 4,711 2,582,193
MGIC Investment Corp. ............................... United States 4,188 103,779
a
PayPal Holdings, Inc. ................................ United States 20,923 1,365,226
Visa, Inc. , A ........................................ United States 13,924 4,879,805
Western Union Co. (The) .............................. United States 4,722 49,959
13,729,687
Food Products 0.4%
Archer-Daniels-Midland Co. ........................... United States 1,368 65,678
Associated British Foods plc ........................... United Kingdom 10,074 249,748
Bunge Global SA ................................... United States 2,123 162,239
Chocoladefabriken Lindt & Spruengli AG .................. Switzerland 6 81,117
Ingredion, Inc. ...................................... United States 924 124,934
MEIJI Holdings Co. Ltd. ............................... Japan 4,800 104,007
Nestle SA ......................................... United States 12,569 1,270,181
b
WH Group Ltd. , 144A , Reg S .......................... Hong Kong 189,500 174,000
2,231,904
Gas Utilities 0.1%
Tokyo Gas Co. Ltd. .................................. Japan 8,700 276,752
Ground Transportation 0.8%
Canadian Pacific Kansas City Ltd. ....................... Canada 3,240 227,480
Old Dominion Freight Line, Inc. ......................... United States 951 157,343
Tokyu Corp. ....................................... Japan 12,200 137,348
a
Uber Technologies, Inc. ............................... United States 13,472 981,570
Union Pacific Corp. .................................. United States 6,458 1,525,638
a
XPO, Inc. ......................................... United States 11,310 1,216,730
4,246,109

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Equipment & Supplies 1.7%
Abbott Laboratories .................................. United States 3,982 $ 528,212
Alcon AG ......................................... United States 10,500 996,293
Becton Dickinson & Co. ............................... United States 7,628 1,747,270
a
Boston Scientific Corp. ............................... United States 3,772 380,519
Cochlear Ltd. ...................................... Australia 6,130 1,010,279
Fisher & Paykel Healthcare Corp. Ltd. .................... New Zealand 2,503 47,768
a
Hologic, Inc. ....................................... United States 3,477 214,774
Hoya Corp. ........................................ Japan 3,000 338,576
a
IDEXX Laboratories, Inc. .............................. United States 279 117,166
a
Intuitive Surgical, Inc. ................................ United States 3,178 1,573,968
Medtronic plc ...................................... United States 5,400 485,244
ResMed, Inc. ...................................... United States 315 70,513
Straumann Holding AG ............................... Switzerland 309 37,409
Stryker Corp. ...................................... United States 3,587 1,335,261
8,883,252
Health Care Providers & Services 1.4%
CVS Health Corp. ................................... United States 19,520 1,322,480
Fresenius Medical Care AG ............................ Germany 1,673 83,248
McKesson Corp. .................................... United States 3,436 2,312,394
UnitedHealth Group, Inc. .............................. United States 6,937 3,633,254
Universal Health Services, Inc. , B ....................... United States 876 164,600
7,515,976
Health Care Technology 0.1%
Pro Medicus Ltd. .................................... Australia 569 72,021
a
Veeva Systems, Inc. , A ............................... United States 782 181,135
253,156
Hotels, Restaurants & Leisure 0.8%
a
Airbnb, Inc. , A ...................................... United States 4,866 581,292
Amadeus IT Group SA ............................... Spain 9,200 704,564
Aristocrat Leisure Ltd. ................................ Australia 4,864 196,715
Booking Holdings, Inc. ............................... United States 265 1,220,831
a
Chipotle Mexican Grill, Inc. , A .......................... United States 5,929 297,695
Expedia Group, Inc. ................................. United States 1,196 201,048
b
FDJ United , 144A , Reg S ............................. France 2,949 92,793
InterContinental Hotels Group plc ....................... United Kingdom 3,294 354,666
Sodexo SA ........................................ France 935 60,054
Starbucks Corp. .................................... United States 7,620 747,446
4,457,104
Household Durables 0.4%
Barratt Redrow plc .................................. United Kingdom 111,265 612,052
Panasonic Holdings Corp. ............................. Japan 31,500 375,779
Persimmon plc ..................................... United Kingdom 38,785 599,889
Sekisui House Ltd. .................................. Japan 2,800 62,670
Sony Group Corp. ................................... Japan 18,200 460,515
2,110,905
Household Products 0.3%
Colgate-Palmolive Co. ............................... United States 8,456 792,327
Kimberly-Clark Corp. ................................. United States 1,080 153,598
Procter & Gamble Co. (The) ........................... United States 2,741 467,121
1,413,046

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Independent Power and Renewable Electricity Producers 0.2%
a,b
Orsted A/S , 144A , Reg S .............................. Denmark 16,501 $ 720,617
RWE AG .......................................... Germany 1,568 55,985
Vistra Corp. ........................................ United States 3,836 450,500
1,227,102
Industrial Conglomerates 0.2%
3M Co. ........................................... United States 3,008 441,755
Hitachi Ltd. ........................................ Japan 21,000 493,067
Siemens AG ....................................... Germany 1,455 336,027
1,270,849
Industrial REITs 0.1%
First Industrial Realty Trust, Inc. ........................ United States 1,551 83,692
Prologis, Inc. ....................................... United States 2,613 292,107
375,799
Insurance 1.8%
Aegon Ltd. ........................................ Netherlands 36,028 236,626
Aflac, Inc. ......................................... United States 408 45,366
Ageas SA/NV ...................................... Belgium 4,152 248,885
AIA Group Ltd. ..................................... Hong Kong 83,732 633,841
Allianz SE ......................................... Germany 212 81,134
AXA SA ........................................... France 6,614 282,588
Axis Capital Holdings Ltd. ............................. United States 1,041 104,350
Hartford Insurance Group, Inc. (The) ..................... United States 3,227 399,277
Japan Post Insurance Co. Ltd. ......................... Japan 4,800 97,824
Loews Corp. ....................................... United States 964 88,601
Marsh & McLennan Cos., Inc. .......................... United States 7,813 1,906,606
MS&AD Insurance Group Holdings, Inc. .................. Japan 6,100 132,662
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Germany 508 320,914
Old Republic International Corp. ........................ United States 3,644 142,918
Progressive Corp. (The) .............................. United States 4,528 1,281,469
Prudential plc , ( GBP Traded) ........................... Hong Kong 60,834 656,461
Prudential plc , ( HKD Traded) ........................... Hong Kong 6,149 66,419
Sompo Holdings, Inc. ................................ Japan 17,500 532,896
Swiss Re AG ....................................... United States 4,806 817,880
Travelers Cos., Inc. (The) ............................. United States 6,157 1,628,280
Unum Group ....................................... United States 2,370 193,060
9,898,057
Interactive Media & Services 2.2%
Alphabet, Inc. , A .................................... United States 26,476 4,094,249
Alphabet, Inc. , C .................................... United States 7,468 1,166,725
b
Auto Trader Group plc , 144A , Reg S ..................... United Kingdom 20,464 197,879
Match Group, Inc. ................................... United States 2 63
Meta Platforms, Inc. , A ............................... United States 9,620 5,544,583
b
Scout24 SE , 144A , Reg S ............................. Germany 6,000 628,335
11,631,834
IT Services 0.4%
Accenture plc , A .................................... Ireland 1,539 480,230
a
GoDaddy, Inc. , A .................................... United States 1,944 350,192
a
MongoDB, Inc. , A ................................... United States 448 78,579
NEC Corp. ........................................ Japan 13,500 287,560
a
Shopify, Inc. , A ..................................... Canada 8,000 763,840
a
VeriSign, Inc. ...................................... United States 389 98,755
2,059,156

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Leisure Products 0.0%
†
Bandai Namco Holdings, Inc. .......................... Japan 2,500 $ 83,869
Life Sciences Tools & Services 0.9%
Agilent Technologies, Inc. ............................. United States 2,502 292,684
Danaher Corp. ..................................... United States 2,658 544,890
Eurofins Scientific SE ................................ Luxembourg 3,219 171,710
a
ICON plc .......................................... United States 822 143,842
Lonza Group AG .................................... Switzerland 550 339,773
a
Mettler-Toledo International, Inc. ........................ United States 682 805,381
Thermo Fisher Scientific, Inc. .......................... United States 4,681 2,329,266
a
Waters Corp. ...................................... United States 206 75,925
West Pharmaceutical Services, Inc. ...................... United States 658 147,313
4,850,784
Machinery 1.9%
Allison Transmission Holdings, Inc. ...................... United States 1,220 116,717
Atlas Copco AB , A ................................... Sweden 20,579 328,717
CNH Industrial NV ................................... United States 83,145 1,021,021
Deere & Co. ....................................... United States 3,389 1,590,627
GEA Group AG ..................................... Germany 4,127 250,876
Georg Fischer AG ................................... Switzerland 3,400 248,842
Illinois Tool Works, Inc. ............................... United States 4,662 1,156,223
Ingersoll Rand, Inc. .................................. United States 4,789 383,264
Interroll Holding AG .................................. Switzerland 285 675,338
Komatsu Ltd. ...................................... Japan 11,500 336,756
Makita Corp. ....................................... Japan 6,000 198,801
Otis Worldwide Corp. ................................ United States 8,169 843,041
Parker-Hannifin Corp. ................................ United States 2,400 1,458,840
Schindler Holding AG ................................ Switzerland 683 206,985
Snap-on, Inc. ...................................... United States 795 267,923
b
VAT Group AG , 144A , Reg S ........................... Switzerland 1,300 468,601
Wartsila OYJ Abp ................................... Finland 11,291 201,470
Xylem, Inc. ........................................ United States 2,688 321,108
Yangzijiang Shipbuilding Holdings Ltd. .................... China 73,200 128,468
10,203,618
Marine Transportation 0.0%
†
AP Moller - Maersk A/S , B ............................. Denmark 56 97,464
Media 0.4%
Comcast Corp. , A ................................... United States 46,530 1,716,957
Fox Corp. , A ....................................... United States 3,229 182,762
Publicis Groupe SA .................................. France 1,159 109,350
2,009,069
Metals & Mining 0.3%
BHP Group Ltd. .................................... Australia 17,679 428,948
Fortescue Ltd. ...................................... Australia 43,603 422,034
Freeport-McMoRan, Inc. .............................. United States 17,059 645,854
Northern Star Resources Ltd. .......................... Australia 4,666 53,870
Reliance, Inc. ...................................... United States 769 222,049
Southern Copper Corp. ............................... Mexico 993 92,806
1,865,561
Multi-Utilities 0.8%
Centrica plc ....................................... United Kingdom 137,310 265,867
Engie SA ......................................... France 19,862 387,027
Sempra, Inc. ....................................... United States 36,044 2,572,100

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Multi-Utilities (continued)
WEC Energy Group, Inc. .............................. United States 11,420 $ 1,244,552
4,469,546
Oil, Gas & Consumable Fuels 2.0%
BP plc ............................................ United States 273,802 1,536,428
Cheniere Energy, Inc. ................................ United States 3,170 733,538
Chevron Corp. ..................................... United States 9,231 1,544,254
ConocoPhillips ..................................... United States 16,206 1,701,954
ENEOS Holdings, Inc. ................................ Japan 46,700 246,296
EOG Resources, Inc. ................................ United States 7,210 924,610
Equinor ASA ....................................... Norway 20,718 547,136
Exxon Mobil Corp. ................................... United States 3,764 447,653
Galp Energia SGPS SA , B ............................ Portugal 28,384 497,288
Idemitsu Kosan Co. Ltd. .............................. Japan 23,500 166,222
Marathon Petroleum Corp. ............................ United States 492 71,679
Ovintiv, Inc. ........................................ United States 3,811 163,111
Shell plc .......................................... United States 39,889 1,451,973
TotalEnergies SE ................................... France 6,062 390,593
Valero Energy Corp. ................................. United States 553 73,035
Venture Global, Inc. , A ................................ United States 44,787 461,306
10,957,076
Passenger Airlines 0.1%
Qantas Airways Ltd. ................................. Australia 22,565 128,646
a
United Airlines Holdings, Inc. ........................... United States 4,718 325,778
454,424
Personal Care Products 0.2%
Beiersdorf AG ...................................... Germany 2,366 305,649
a
BellRing Brands, Inc. ................................. United States 1,171 87,193
L'Oreal SA ........................................ France 994 369,463
Unilever plc ........................................ United Kingdom 6,586 392,967
1,155,272
Pharmaceuticals 2.6%
AstraZeneca plc .................................... United Kingdom 13,804 2,027,046
AstraZeneca plc , ADR ................................ United Kingdom 4,714 346,479
Bristol-Myers Squibb Co. .............................. United States 15,744 960,227
Chugai Pharmaceutical Co. Ltd. ........................ Japan 2,800 128,273
Eli Lilly & Co. ...................................... United States 2,242 1,851,690
GSK plc .......................................... United States 22,069 421,743
Haleon plc , ADR .................................... United States 107,400 1,105,146
Ipsen SA .......................................... France 1,075 123,819
a
Jazz Pharmaceuticals plc ............................. United States 700 86,905
Johnson & Johnson ................................. United States 9,854 1,634,187
Merck & Co., Inc. ................................... United States 6,470 580,747
Novartis AG ....................................... United States 9,955 1,105,700
Novo Nordisk A/S , ADR ............................... Denmark 11,637 808,073
Novo Nordisk A/S , B ................................. Denmark 8,077 552,292
Otsuka Holdings Co. Ltd. ............................. Japan 7,700 401,247
Roche Holding AG .................................. United States 2,625 863,960
Roche Holding AG .................................. United States 913 316,912
Shionogi & Co. Ltd. .................................. Japan 18,600 280,762
UCB SA .......................................... Belgium 722 127,119
Zoetis, Inc. , A ...................................... United States 2,943 484,565
14,206,892

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Professional Services 0.5%
Adecco Group AG ................................... Switzerland 20,566 $ 618,434
Automatic Data Processing, Inc. ........................ United States 174 53,162
Experian plc ....................................... United States 16,500 764,533
Genpact Ltd. ....................................... United States 2,397 120,761
Leidos Holdings, Inc. ................................. United States 957 129,137
ManpowerGroup, Inc. ................................ United States 4,558 263,817
Recruit Holdings Co. Ltd. ............................. Japan 5,800 300,505
RELX plc ......................................... United Kingdom 5,172 259,793
Teleperformance SE ................................. France 923 92,809
Verisk Analytics, Inc. , A ............................... United States 474 141,072
Wolters Kluwer NV .................................. Netherlands 1,153 179,518
2,923,541
Real Estate Management & Development 0.1%
CK Asset Holdings Ltd. ............................... Hong Kong 54,000 218,482
Mitsubishi Estate Co. Ltd. ............................. Japan 9,100 148,748
Sun Hung Kai Properties Ltd. .......................... Hong Kong 5,000 47,638
Wharf Real Estate Investment Co. Ltd. ................... Hong Kong 47,000 114,122
528,990
Residential REITs 0.0%
†
Camden Property Trust ............................... United States 1,201 146,882
Retail REITs 0.2%
Klepierre SA ....................................... France 4,726 158,188
Simon Property Group, Inc. ............................ United States 4,053 673,122
831,310
Semiconductors & Semiconductor Equipment 4.6%
Advantest Corp. .................................... Japan 3,500 156,018
Applied Materials, Inc. ................................ United States 3,571 518,224
a
ARM Holdings plc , ADR .............................. United States 600 64,074
ASM International NV ................................ Netherlands 107 48,759
ASML Holding NV ................................... Netherlands 2,077 1,374,504
ASML Holding NV , ADR .............................. Netherlands 1,825 1,209,300
Broadcom, Inc. ..................................... United States 13,305 2,227,656
Disco Corp. ........................................ Japan 4,650 949,631
Infineon Technologies AG ............................. Germany 20,861 695,399
Intel Corp. ......................................... United States 70,825 1,608,436
KLA Corp. ......................................... United States 704 478,579
Lam Research Corp. ................................. United States 1,316 95,673
a
Lattice Semiconductor Corp. ........................... United States 1,664 87,277
Microchip Technology, Inc. ............................ United States 28,840 1,396,144
Monolithic Power Systems, Inc. ......................... United States 831 481,963
a
Nova Ltd. ......................................... Israel 2,720 501,378
NVIDIA Corp. ...................................... United States 86,645 9,390,585
NXP Semiconductors NV ............................. China 1,675 318,350
QUALCOMM, Inc. ................................... United States 6,206 953,304
STMicroelectronics NV ............................... Singapore 20,720 454,339
Taiwan Semiconductor Manufacturing Co. Ltd. ............. Taiwan 23,696 667,350
Taiwan Semiconductor Manufacturing Co. Ltd. , ADR ......... Taiwan 3,696 613,536
Texas Instruments, Inc. ............................... United States 2,563 460,571
Tokyo Electron Ltd. .................................. Japan 2,300 315,405
25,066,455
Software 4.8%
a
Adobe, Inc. ........................................ United States 2,405 922,390
a
AppLovin Corp. , A ................................... United States 1,144 303,126

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software (continued)
a
Autodesk, Inc. ...................................... United States 1,891 $ 495,064
a
Check Point Software Technologies Ltd. .................. Israel 2,214 504,615
a
Crowdstrike Holdings, Inc. , A ........................... United States 278 98,017
a
CyberArk Software Ltd. ............................... United States 2,700 912,600
a
DocuSign, Inc. , A ................................... United States 2,832 230,525
a
Dropbox, Inc. , A .................................... United States 3,730 99,628
a
Fair Isaac Corp. .................................... United States 319 588,287
a
Fortinet, Inc. ....................................... United States 7,849 755,545
Gen Digital, Inc. .................................... United States 8,159 216,540
Intuit, Inc. ......................................... United States 2,789 1,712,418
a
Kinaxis, Inc. ....................................... Canada 7,800 859,976
Microsoft Corp. ..................................... United States 24,127 9,057,034
a
Monday.com Ltd. .................................... United States 2,700 656,532
a
Nice Ltd. , ADR ..................................... Israel 3,900 601,263
a
Palo Alto Networks, Inc. .............................. United States 4,666 796,206
a
PTC, Inc. ......................................... United States 2,586 400,701
Sage Group plc (The) ................................ United Kingdom 22,017 345,674
Salesforce, Inc. ..................................... United States 4,548 1,220,501
SAP SE .......................................... Germany 6,796 1,820,986
a
ServiceNow, Inc. .................................... United States 1,090 867,792
a
Synopsys, Inc. ..................................... United States 2,453 1,051,969
a
Tyler Technologies, Inc. ............................... United States 340 197,673
a
Workday, Inc. , A .................................... United States 2,627 613,483
a
Xero Ltd. .......................................... New Zealand 3,066 299,682
a
Zoom Communications, Inc. , A ......................... United States 3,242 239,162
25,867,389
Specialized REITs 0.3%
American Tower Corp. ................................ United States 4,326 941,338
Equinix, Inc. ....................................... United States 609 496,548
VICI Properties, Inc. , A ............................... United States 8,458 275,900
1,713,786
Specialty Retail 1.0%
a
AutoZone, Inc. ..................................... United States 25 95,319
Bath & Body Works, Inc. .............................. United States 2 61
Best Buy Co., Inc. ................................... United States 2,948 217,002
Fast Retailing Co. Ltd. ................................ Japan 1,500 446,537
Home Depot, Inc. (The) ............................... United States 3,155 1,156,276
Industria de Diseno Textil SA ........................... Spain 8,177 407,148
JD Sports Fashion plc ................................ United Kingdom 596,729 527,649
Lowe's Cos., Inc. .................................... United States 3,544 826,567
a
O'Reilly Automotive, Inc. .............................. United States 790 1,131,738
TJX Cos., Inc. (The) ................................. United States 2,814 342,745
a
Ulta Beauty, Inc. .................................... United States 188 68,910
Williams-Sonoma, Inc. ............................... United States 1,678 265,292
5,485,244
Technology Hardware, Storage & Peripherals 1.8%
Apple, Inc. ........................................ United States 35,740 7,938,926
HP, Inc. ........................................... United States 14,478 400,896
Logitech International SA ............................. Switzerland 807 68,381
NetApp, Inc. ....................................... United States 3,052 268,088
Samsung Electronics Co. Ltd. .......................... South Korea 25,017 991,811
9,668,102
Textiles, Apparel & Luxury Goods 0.4%
adidas AG ......................................... Germany 892 210,387

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Textiles, Apparel & Luxury Goods (continued)
Asics Corp. ........................................ Japan 15,400 $ 326,597
Hermes International SCA ............................. France 81 213,121
Kering SA ......................................... France 2,178 453,112
LVMH Moet Hennessy Louis Vuitton SE .................. France 433 268,148
NIKE, Inc. , B ....................................... United States 3,114 197,677
Pandora A/S ....................................... Denmark 1,934 296,407
Puma SE ......................................... Germany 10,517 256,533
Ralph Lauren Corp. , A ................................ United States 92 20,308
2,242,290
Tobacco 0.2%
Altria Group, Inc. .................................... United States 15,675 940,813
Imperial Brands plc .................................. United Kingdom 1,514 56,021
Japan Tobacco, Inc. ................................. Japan 9,600 263,867
1,260,701
Trading Companies & Distributors 0.5%
AerCap Holdings NV ................................. Ireland 1,900 194,123
Fastenal Co. ....................................... United States 6,550 507,953
Rexel SA ......................................... France 6,281 169,279
RS Group plc ...................................... United Kingdom 78,000 567,888
Toyota Tsusho Corp. ................................. Japan 4,300 72,446
WW Grainger, Inc. ................................... United States 922 910,779
2,422,468
Transportation Infrastructure 0.0%
†
b
Aena SME SA , 144A , Reg S ........................... Spain 509 119,413
Wireless Telecommunication Services 0.0%
†
Vodafone Group plc ................................. United Kingdom 254,961 239,567
Total Common Stocks (Cost $ 214,033,900 ) ...................................
302,907,736
Preferred Stocks 0.1%
Household Products 0.0%
†
c
Henkel AG & Co. KGaA , 2.51% ......................... Germany 3,540 281,668
Life Sciences Tools & Services 0.1%
c
Sartorius AG , 0.69% ................................. Germany 1,232 287,204
Total Preferred Stocks (Cost $ 689,168 ) .......................................
568,872
Units
Limited Partnerships 0.4%
Oil, Gas & Consumable Fuels 0.4%
Enterprise Products Partners LP ........................ United States 61,224 2,090,187
2,090,187
Total Limited Partnerships (Cost $ 1,576,535 ) .................................
2,090,187
Principal
Amount
*
Corporate Bonds 13.2%
Aerospace & Defense 0.3%
Boeing Co. (The) ,
Senior Bond , 3.5%, 3/01/39 .......................... United States 200,000 153,560

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Aerospace & Defense (continued)
Boeing Co. (The), (continued)
Senior Bond , 5.705%, 5/01/40 ........................ United States 350,000 $ 340,442
Senior Note , 6.528%, 5/01/34 ........................ United States 175,000 187,611
Howmet Aerospace, Inc. ,
Senior Bond , 5.95%, 2/01/37 ......................... United States 250,000 261,936
Senior Note , 4.85%, 10/15/31 ........................ United States 50,000 49,878
Lockheed Martin Corp. , Senior Bond , 4.07%, 12/15/42 .......
United States 130,000 108,891
Northrop Grumman Corp. ,
Senior Bond , 5.25%, 5/01/50 ......................... United States 100,000 94,642
Senior Bond , 4.95%, 3/15/53 ......................... United States 220,000 198,639
RTX Corp. , Senior Bond , 2.82%, 9/01/51 ..................
United States 125,000 76,501
1,472,100
Air Freight & Logistics 0.0%
†
b
FedEx Corp. , Senior Note , 144A, 2.4%, 5/15/31 ............ United States 200,000 173,136
Automobiles 0.1%
b
Hyundai Capital America ,
Senior Note , 144A, 5.35%, 3/19/29 .................... United States 485,000 491,402
Senior Note , 144A, 5.4%, 1/08/31 ..................... United States 200,000 201,657
693,059
Banks 2.8%
b
ABN AMRO Bank NV , Senior Non-Preferred Note , 144A, 6.339%
to 9/17/26, FRN thereafter , 9/18/27 ..................... Netherlands 200,000 204,574
Bank of America Corp. ,
Senior Bond , 3.974% to 2/06/29, FRN thereafter , 2/07/30 ... United States 200,000 194,662
Senior Bond , 1.922% to 10/23/30, FRN thereafter , 10/24/31 . United States 200,000 171,203
Senior Bond , 2.687% to 4/21/31, FRN thereafter , 4/22/32 ... United States 200,000 176,088
Senior Bond , 5.468% to 1/22/34, FRN thereafter , 1/23/35 ... United States 225,000 228,370
Senior Note , 6.204% to 11/09/27, FRN thereafter , 11/10/28 .. United States 1,280,000 1,330,559
Senior Note , 5.162% to 1/23/30, FRN thereafter , 1/24/31 .... United States 500,000 507,013
Sub. Bond , 5.744% to 2/11/35, FRN thereafter , 2/12/36 ..... United States 150,000 149,769
Barclays plc , Senior Note , 5.086% to 2/24/28, FRN thereafter ,
2/25/29 ......................................... United Kingdom 230,000 231,675
b
BNP Paribas SA , Senior Preferred Note , 144A, 5.176% to
1/08/29, FRN thereafter , 1/09/30 ...................... France 250,000 253,142
b
BPCE SA , Senior Non-Preferred Note , 144A, 2.045% to 10/18/26,
FRN thereafter , 10/19/27 ............................ France 250,000 239,845
Citibank NA , Senior Note , 5.438%, 4/30/26 ................
United States 750,000 758,164
Citigroup, Inc. ,
Senior Bond , 2.572% to 6/02/30, FRN thereafter , 6/03/31 ... United States 400,000 356,351
Senior Note , 5.174% to 2/12/29, FRN thereafter , 2/13/30 .... United States 425,000 430,616
b
Danske Bank A/S ,
Senior Non-Preferred Note , 144A, 5.705% to 2/28/29, FRN
thereafter , 3/01/30 ................................. Denmark 200,000 205,855
Senior Preferred Note , 144A, 5.427% to 2/28/27, FRN
thereafter , 3/01/28 ................................. Denmark 400,000 406,769
Fifth Third Bancorp ,
Senior Note , 4.772% to 7/27/29, FRN thereafter , 7/28/30 .... United States 235,000 233,658
Senior Note , 5.631% to 1/28/31, FRN thereafter , 1/29/32 .... United States 200,000 204,806
HSBC Holdings plc , Senior Note , 1.645% to 8/17/25, FRN
thereafter , 4/18/26 ................................. United Kingdom 525,000 524,257
Huntington Bancshares, Inc. ,
Senior Bond , 2.55%, 2/04/30 ......................... United States 200,000 179,343

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
Huntington Bancshares, Inc., (continued)
Senior Note , 5.272% to 1/14/30, FRN thereafter , 1/15/31 .... United States 200,000 $ 202,175
JPMorgan Chase & Co. ,
Senior Bond , 3.54% to 4/30/27, FRN thereafter , 5/01/28 .... United States 1,200,000 1,176,154
Senior Bond , 5.35% to 5/31/33, FRN thereafter , 6/01/34 .... United States 535,000 543,935
Senior Bond , 5.336% to 1/22/34, FRN thereafter , 1/23/35 ... United States 100,000 101,100
Senior Note , 5.14% to 1/23/30, FRN thereafter , 1/24/31 ..... United States 350,000 355,534
Sub. Bond , 2.956% to 5/12/30, FRN thereafter , 5/13/31 ..... United States 200,000 181,937
Mizuho Financial Group, Inc. ,
Senior Note , 5.778% to 7/05/28, FRN thereafter , 7/06/29 .... Japan 200,000 206,498
Senior Note , 5.098% to 5/12/30, FRN thereafter , 5/13/31 .... Japan 200,000 201,973
NatWest Group plc ,
Senior Note , 5.808% to 9/12/28, FRN thereafter , 9/13/29 .... United Kingdom 300,000 309,717
Senior Note , 4.964% to 8/14/29, FRN thereafter , 8/15/30 .... United Kingdom 200,000 200,253
PNC Financial Services Group, Inc. (The) ,
d
T , Junior Sub. Bond , 3.4% to 9/14/26, FRN thereafter ,
Perpetual ....................................... United States 230,000 219,378
Senior Bond , 5.676% to 1/21/34, FRN thereafter , 1/22/35 ... United States 50,000 51,198
Senior Note , 6.615% to 10/19/26, FRN thereafter , 10/20/27 .. United States 450,000 463,880
Senior Note , 5.222% to 1/28/30, FRN thereafter , 1/29/31 .... United States 200,000 203,553
Royal Bank of Canada , Senior Note , 4.97% to 5/01/30, FRN
thereafter , 5/02/31 ................................. Canada 250,000 251,302
Santander UK Group Holdings plc , Senior Note , 1.673% to
6/23/26, FRN thereafter , 6/14/27 ...................... United Kingdom 200,000 192,714
b
Societe Generale SA , Senior Non-Preferred Note , 144A, 1.792%
to 6/08/26, FRN thereafter , 6/09/27 ..................... France 200,000 193,052
Toronto-Dominion Bank (The) , Senior Note , 4.568%, 12/17/26 ..
Canada 220,000 220,389
Truist Financial Corp. ,
Senior Note , 7.161% to 10/29/28, FRN thereafter , 10/30/29 .. United States 350,000 376,959
Senior Note , 5.153% to 8/04/31, FRN thereafter , 8/05/32 .... United States 200,000 200,406
b
UniCredit SpA , Senior Preferred Note , 144A, 1.982% to 6/02/26,
FRN thereafter , 6/03/27 ............................. Italy 300,000 289,964
US Bancorp , Senior Note , 5.1% to 7/22/29, FRN thereafter ,
7/23/30 ......................................... United States 400,000 404,848
Wells Fargo & Co. ,
Senior Bond , 2.879% to 10/29/29, FRN thereafter , 10/30/30 . United States 350,000 322,710
Senior Bond , 3.35% to 3/01/32, FRN thereafter , 3/02/33 .... United States 200,000 179,503
Senior Bond , 5.389% to 4/23/33, FRN thereafter , 4/24/34 ... United States 410,000 412,964
Senior Note , 4.808% to 7/24/27, FRN thereafter , 7/25/28 .... United States 530,000 531,783
Senior Note , 5.198% to 1/22/29, FRN thereafter , 1/23/30 .... United States 100,000 101,698
15,082,296
Beverages 0.1%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide,
Inc. , Senior Bond , 4.7%, 2/01/36 ...................... Belgium 100,000 96,492
Anheuser-Busch InBev Worldwide, Inc. ,
Senior Bond , 3.5%, 6/01/30 .......................... Belgium 350,000 333,601
Senior Bond , 5.8%, 1/23/59 .......................... Belgium 150,000 155,250
585,343
Biotechnology 0.5%
AbbVie, Inc. ,
Senior Bond , 4.85%, 6/15/44 ......................... United States 530,000 492,184
Senior Note , 4.95%, 3/15/31 ......................... United States 300,000 304,868

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Biotechnology (continued)
Amgen, Inc. ,
Senior Bond , 2.45%, 2/21/30 ......................... United States 200,000 $ 180,584
Senior Bond , 5.25%, 3/02/33 ......................... United States 100,000 101,482
Senior Bond , 5.6%, 3/02/43 .......................... United States 560,000 555,397
b
CSL Finance plc ,
Senior Bond , 144A, 4.25%, 4/27/32 .................... Australia 300,000 287,292
Senior Bond , 144A, 5.106%, 4/03/34 ................... Australia 255,000 256,349
Gilead Sciences, Inc. , Senior Bond , 5.25%, 10/15/33 .........
United States 185,000 189,401
Regeneron Pharmaceuticals, Inc. ,
Senior Bond , 1.75%, 9/15/30 ......................... United States 200,000 170,624
Senior Bond , 2.8%, 9/15/50 .......................... United States 460,000 272,241
2,810,422
Broadline Retail 0.0%
†
Amazon.com, Inc. , Senior Bond , 2.875%, 5/12/41 ...........
United States 325,000 242,986
Building Products 0.1%
Owens Corning , Senior Bond , 5.7%, 6/15/34 ...............
United States 370,000 380,482
Capital Markets 1.0%
BlackRock Funding, Inc. , Senior Bond , 5.25%, 3/14/54 .......
United States 135,000 130,317
Deutsche Bank AG , Senior Preferred Note , 5.371%, 9/09/27 ...
Germany 150,000 153,373
Goldman Sachs Group, Inc. (The) ,
Senior Bond , 2.615% to 4/21/31, FRN thereafter , 4/22/32 ... United States 100,000 87,342
Senior Bond , 5.851% to 4/24/34, FRN thereafter , 4/25/35 ... United States 320,000 330,833
Senior Bond , 5.536% to 1/27/35, FRN thereafter , 1/28/36 ... United States 200,000 202,869
Senior Note , 1.948% to 10/20/26, FRN thereafter , 10/21/27 .. United States 200,000 191,878
Senior Note , 2.64% to 2/23/27, FRN thereafter , 2/24/28 ..... United States 200,000 193,112
Senior Note , 5.727% to 4/24/29, FRN thereafter , 4/25/30 .... United States 540,000 557,204
Jefferies Financial Group, Inc. , Senior Note , 6.2%, 4/14/34 ....
United States 175,000 178,481
Morgan Stanley ,
Senior Bond , 3.591%, 7/22/28 ........................ United States 760,000 741,216
Senior Bond , 3.622% to 3/31/30, FRN thereafter , 4/01/31 ... United States 500,000 472,263
Senior Bond , 1.794% to 2/12/31, FRN thereafter , 2/13/32 ... United States 200,000 167,638
Senior Bond , 5.25% to 4/20/33, FRN thereafter , 4/21/34 .... United States 735,000 735,667
Senior Bond , 5.466% to 1/17/34, FRN thereafter , 1/18/35 ... United States 50,000 50,609
Senior Note , 4.654% to 10/17/29, FRN thereafter , 10/18/30 .. United States 335,000 332,391
b
Prologis Targeted US Logistics Fund LP , Senior Note , 144A,
5.25%, 4/01/29 ................................... United States 100,000 102,077
b
UBS Group AG ,
Senior Bond , 144A, 2.095% to 2/10/31, FRN thereafter , 2/11/32 Switzerland 425,000 361,023
Senior Note , 144A, 6.327% to 12/21/26, FRN thereafter ,
12/22/27 ........................................ Switzerland 300,000 308,166
Senior Note , 144A, 6.246% to 9/21/28, FRN thereafter , 9/22/29 Switzerland 200,000 209,098
5,505,557
Chemicals 0.1%
DuPont de Nemours, Inc. , Senior Bond , 5.319%, 11/15/38 .....
United States 100,000 103,182
Huntsman International LLC , Senior Bond , 4.5%, 5/01/29 .....
United States 100,000 95,958
b
Solvay Finance America LLC , Senior Note , 144A, 5.65%, 6/04/29 Belgium 400,000 410,580
Westlake Corp. , Senior Bond , 3.125%, 8/15/51 .............
United States 250,000 154,881
764,601

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Commercial Services & Supplies 0.1%
Republic Services, Inc. , Senior Bond , 5%, 4/01/34 ...........
United States 200,000 $ 199,620
Veralto Corp. , Senior Note , 5.5%, 9/18/26 .................
United States 250,000 253,131
452,751
Communications Equipment 0.2%
Cisco Systems, Inc. , Senior Bond , 5.05%, 2/26/34 ...........
United States 315,000 319,351
Motorola Solutions, Inc. ,
Senior Bond , 4.6%, 5/23/29 .......................... United States 330,000 328,685
Senior Bond , 5.4%, 4/15/34 .......................... United States 150,000 151,829
799,865
Construction Materials 0.0%
†
Martin Marietta Materials, Inc. , Senior Bond , 5.15%, 12/01/34 ..
United States 240,000 238,653
Consumer Finance 0.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Bond , 3.4%, 10/29/33 ......................... Ireland 150,000 129,529
Senior Note , 3%, 10/29/28 .......................... Ireland 450,000 422,984
Capital One Financial Corp. ,
Senior Bond , 3.75%, 3/09/27 ......................... United States 585,000 575,780
Senior Note , 5.463% to 7/25/29, FRN thereafter , 7/26/30 .... United States 200,000 202,514
General Motors Financial Co., Inc. , Senior Note , 5.4%, 4/06/26 .
United States 240,000 241,071
Toyota Motor Credit Corp. , Senior Note , 4.45%, 5/18/26 ......
United States 220,000 220,211
1,792,089
Consumer Staples Distribution & Retail 0.0%
†
b
7-Eleven, Inc. , Senior Note , 144A, 1.3%, 2/10/28 ............ United States 260,000 236,613
Containers & Packaging 0.0%
†
b
Amcor Flexibles North America, Inc. , Senior Note , 144A, 5.1%,
3/17/30 ......................................... United States 75,000 75,640
WRKCo, Inc. , Senior Bond , 3%, 6/15/33 ..................
United States 135,000 115,916
191,556
Diversified REITs 0.2%
Simon Property Group LP ,
Senior Bond , 2.2%, 2/01/31 .......................... United States 300,000 260,108
Senior Note , 3.375%, 12/01/27 ....................... United States 495,000 482,552
VICI Properties LP , Senior Note , 4.95%, 2/15/30 ............
United States 200,000 198,457
b
VICI Properties LP / VICI Note Co., Inc. , Senior Bond , 144A,
4.125%, 8/15/30 ................................... United States 225,000 212,047
1,153,164
Diversified Telecommunication Services 0.3%
AT&T, Inc. ,
Senior Bond , 2.55%, 12/01/33 ........................ United States 300,000 246,063
Senior Bond , 3.5%, 6/01/41 .......................... United States 650,000 501,792
Orange SA , Senior Bond , 9%, 3/01/31 ....................
France 100,000 120,881
Verizon Communications, Inc. ,
Senior Bond , 2.55%, 3/21/31 ......................... United States 100,000 88,145
Senior Bond , 2.85%, 9/03/41 ......................... United States 200,000 140,864
Senior Note , 2.355%, 3/15/32 ........................ United States 550,000 465,582
1,563,327

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities 0.9%
Duke Energy Florida LLC , Senior Bond , 6.4%, 6/15/38 .......
United States 200,000 $ 217,976
Duke Energy Indiana LLC , Senior Bond , 5.4%, 4/01/53 .......
United States 350,000 332,773
Duke Energy Ohio, Inc. , Senior Bond , 5.25%, 4/01/33 ........
United States 230,000 233,431
b
Enel Finance International NV , Senior Bond , 144A, 2.5%, 7/12/31 Italy 200,000 171,801
Exelon Corp. , Senior Bond , 4.05%, 4/15/30 ................
United States 510,000 494,280
Georgia Power Co. , Senior Bond , 4.3%, 3/15/42 ............
United States 400,000 343,452
NextEra Energy Capital Holdings, Inc. ,
Senior Bond , 2.44%, 1/15/32 ......................... United States 300,000 256,453
Senior Bond , 5.9%, 3/15/55 .......................... United States 200,000 199,885
Senior Note , 5.3%, 3/15/32 .......................... United States 95,000 96,572
Pacific Gas and Electric Co. ,
Senior Note , 3.3%, 12/01/27 ......................... United States 350,000 335,905
Senior Secured Bond , 3.25%, 6/01/31 .................. United States 300,000 267,076
Southern Co. (The) , A , Senior Bond , 3.7%, 4/30/30 ..........
United States 300,000 285,946
Virginia Electric and Power Co. ,
Senior Bond , 2.4%, 3/30/32 .......................... United States 705,000 602,755
Senior Bond , 5%, 4/01/33 ........................... United States 200,000 198,287
b
Vistra Operations Co. LLC ,
Senior Secured Bond , 144A, 4.3%, 7/15/29 .............. United States 300,000 290,544
Senior Secured Note , 144A, 5.05%, 12/30/26 ............ United States 75,000 75,292
Xcel Energy, Inc. ,
Senior Bond , 4.6%, 6/01/32 .......................... United States 200,000 192,903
Senior Bond , 5.45%, 8/15/33 ......................... United States 150,000 150,732
4,746,063
Energy Equipment & Services 0.0%
†
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc. ,
Senior Bond , 4.08%, 12/15/47 ........................ United States 285,000 225,140
Entertainment 0.1%
Netflix, Inc. ,
Senior Bond , 4.9%, 8/15/34 .......................... United States 100,000 100,110
Senior Bond , 5.4%, 8/15/54 .......................... United States 135,000 132,545
b
Senior Bond , 144A, 5.375%, 11/15/29 .................. United States 225,000 232,366
Warnermedia Holdings, Inc. , Senior Bond , 5.05%, 3/15/42 .....
United States 170,000 136,040
601,061
Financial Services 0.1%
Corebridge Financial, Inc. , Senior Note , 6.05%, 9/15/33 .......
United States 150,000 156,629
b
EDP Finance BV , Senior Note , 144A, 1.71%, 1/24/28 ........ Portugal 200,000 184,752
Fiserv, Inc. , Senior Bond , 3.5%, 7/01/29 ..................
United States 270,000 256,837
Global Payments, Inc. , Senior Note , 5.4%, 8/15/32 ..........
United States 135,000 136,633
734,851
Food Products 0.3%
Conagra Brands, Inc. , Senior Bond , 5.4%, 11/01/48 ..........
United States 100,000 91,109
JBS USA Holding Lux SARL / JBS USA Food Co. / JBS Lux Co.
SARL ,
Senior Note , 3.625%, 1/15/32 ........................ United States 400,000 360,663
Senior Note , 5.75%, 4/01/33 ......................... United States 200,000 203,307
b
Mars, Inc. ,
Senior Bond , 144A, 3.2%, 4/01/30 ..................... United States 100,000 93,964
Senior Bond , 144A, 4.75%, 4/20/33 .................... United States 200,000 197,095
Senior Bond , 144A, 5.7%, 5/01/55 ..................... United States 80,000 79,990

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Food Products (continued)
b
Mars, Inc., (continued)
Senior Note , 144A, 5.2%, 3/01/35 ..................... United States 190,000 $ 191,023
McCormick & Co., Inc. , Senior Bond , 1.85%, 2/15/31 .........
United States 500,000 424,220
1,641,371
Gas Utilities 0.1%
Southern California Gas Co. , Senior Bond , 6.35%, 11/15/52 ...
United States 350,000 374,938
Ground Transportation 0.2%
b
Ashtead Capital, Inc. , Senior Bond , 144A, 5.8%, 4/15/34 ...... United Kingdom 200,000 201,301
Burlington Northern Santa Fe LLC ,
Senior Bond , 5.75%, 5/01/40 ......................... United States 300,000 312,336
Senior Bond , 4.9%, 4/01/44 .......................... United States 200,000 186,047
CSX Corp. , Senior Bond , 4.75%, 11/15/48 .................
United States 365,000 325,361
1,025,045
Health Care Equipment & Supplies 0.2%
Baxter International, Inc. , Senior Bond , 2.539%, 2/01/32 ......
United States 580,000 497,700
Boston Scientific Corp. , Senior Bond , 2.65%, 6/01/30 ........
United States 200,000 182,305
Solventum Corp. , Senior Note , 5.6%, 3/23/34 ..............
United States 135,000 136,903
816,908
Health Care Providers & Services 0.6%
Ascension Health , Senior Bond , 3.945%, 11/15/46 ...........
United States 270,000 219,641
Centene Corp. , Senior Bond , 3%, 10/15/30 ................
United States 270,000 236,406
Cigna Group (The) ,
Senior Bond , 2.375%, 3/15/31 ........................ United States 400,000 349,172
Senior Bond , 3.2%, 3/15/40 .......................... United States 240,000 182,024
CVS Health Corp. ,
Senior Bond , 5.3%, 12/05/43 ......................... United States 475,000 427,948
Senior Bond , 5.125%, 7/20/45 ........................ United States 100,000 87,248
Elevance Health, Inc. , Senior Bond , 5.1%, 1/15/44 ..........
United States 165,000 152,625
HCA, Inc. ,
Senior Bond , 4.5%, 2/15/27 .......................... United States 408,000 406,751
Senior Note , 3.625%, 3/15/32 ........................ United States 200,000 180,860
Icon Investments Six DAC , Senior Secured Bond , 6%, 5/08/34 .
United States 200,000 204,390
Kaiser Foundation Hospitals , Senior Bond , 4.15%, 5/01/47 ....
United States 225,000 187,433
UnitedHealth Group, Inc. ,
Senior Bond , 3.05%, 5/15/41 ......................... United States 330,000 243,161
Senior Note , 2.3%, 5/15/31 .......................... United States 250,000 218,861
Senior Note , 5.15%, 7/15/34 ......................... United States 100,000 100,713
3,197,233
Health Care REITs 0.1%
Alexandria Real Estate Equities, Inc. ,
Senior Bond , 2.95%, 3/15/34 ......................... United States 295,000 246,644
Senior Bond , 5.25%, 5/15/36 ......................... United States 50,000 48,812
295,456
Health Care Technology 0.0%
†
IQVIA, Inc. , Senior Secured Note , 6.25%, 2/01/29 ...........
United States 100,000 104,211

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Hotels, Restaurants & Leisure 0.1%
Marriott International, Inc. , GG , Senior Bond , 3.5%, 10/15/32 ...
United States 200,000 $ 178,420
McDonald's Corp. , Senior Bond , 3.625%, 9/01/49 ...........
United States 200,000 146,059
324,479
Household Durables 0.1%
DR Horton, Inc. , Senior Bond , 5%, 10/15/34 ...............
United States 250,000 243,761
Toll Brothers Finance Corp. , Senior Bond , 3.8%, 11/01/29 .....
United States 150,000 143,050
386,811
Household Products 0.1%
b
Kimberly-Clark de Mexico SAB de CV , Senior Bond , 144A,
2.431%, 7/01/31 ................................... Mexico 300,000 264,580
Independent Power and Renewable Electricity Producers 0.1%
Constellation Energy Generation LLC ,
Senior Bond , 5.8%, 3/01/33 .......................... United States 300,000 310,839
Senior Bond , 6.125%, 1/15/34 ........................ United States 325,000 342,701
653,540
Insurance 0.4%
Allstate Corp. (The) , Senior Bond , 4.2%, 12/15/46 ...........
United States 200,000 162,335
Arch Capital Group Ltd. , Senior Bond , 3.635%, 6/30/50 .......
United States 370,000 269,180
Arthur J Gallagher & Co. ,
Senior Bond , 6.5%, 2/15/34 .......................... United States 150,000 162,927
Senior Bond , 5.45%, 7/15/34 ......................... United States 200,000 203,215
Senior Bond , 5.15%, 2/15/35 ......................... United States 245,000 243,004
Athene Holding Ltd. , Senior Bond , 6.25%, 4/01/54 ...........
United States 175,000 175,446
Berkshire Hathaway Finance Corp. , Senior Bond , 3.85%, 3/15/52
United States 125,000 96,339
Brown & Brown, Inc. , Senior Bond , 2.375%, 3/15/31 .........
United States 305,000 262,024
Marsh & McLennan Cos., Inc. , Senior Bond , 4.9%, 3/15/49 ....
United States 200,000 181,519
MetLife, Inc. , Junior Sub. Bond , 6.4%, 12/15/36 .............
United States 200,000 203,207
b
Metropolitan Life Global Funding I , Secured Note , 144A, 4.3%,
8/25/29 ......................................... United States 150,000 147,525
b
RGA Global Funding , Secured Note , 144A, 5.5%, 1/11/31 ..... United States 150,000 154,351
b
Sammons Financial Group, Inc. , Senior Bond , 144A, 6.875%,
4/15/34 ......................................... United States 100,000 106,803
2,367,875
Interactive Media & Services 0.1%
Meta Platforms, Inc. , Senior Bond , 4.45%, 8/15/52 ..........
United States 290,000 247,083
Life Sciences Tools & Services 0.0%
†
Thermo Fisher Scientific, Inc. , Senior Bond , 5.404%, 8/10/43 ...
United States 100,000 100,086
Machinery 0.2%
Ingersoll Rand, Inc. ,
Senior Note , 5.176%, 6/15/29 ........................ United States 140,000 142,432
Senior Note , 5.314%, 6/15/31 ........................ United States 300,000 307,139
Westinghouse Air Brake Technologies Corp. , Senior Bond , 4.7%,
9/15/28 ......................................... United States 480,000 480,876
930,447

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Media 0.4%
Charter Communications Operating LLC / Charter
Communications Operating Capital Corp. ,
Senior Secured Bond , 2.8%, 4/01/31 ................... United States 320,000 $ 276,393
Senior Secured Bond , 4.4%, 4/01/33 ................... United States 100,000 90,448
Senior Secured Bond , 5.375%, 4/01/38 ................. United States 250,000 225,544
Senior Secured Bond , 3.5%, 3/01/42 ................... United States 100,000 68,470
Comcast Corp. ,
Senior Bond , 4.25%, 1/15/33 ......................... United States 300,000 285,315
Senior Bond , 4.049%, 11/01/52 ....................... United States 500,000 380,230
Fox Corp. , Senior Bond , 6.5%, 10/13/33 ..................
United States 215,000 230,372
Paramount Global ,
Senior Bond , 4.95%, 1/15/31 ......................... United States 400,000 384,533
Senior Bond , 4.2%, 5/19/32 .......................... United States 300,000 269,150
2,210,455
Metals & Mining 0.1%
Newmont Corp. / Newcrest Finance Pty. Ltd. , Senior Note , 5.35%,
3/15/34 ......................................... United States 185,000 186,781
Rio Tinto Finance USA plc , Senior Note , 5%, 3/14/32 .........
Australia 200,000 200,971
387,752
Multi-Utilities 0.1%
Berkshire Hathaway Energy Co. , Senior Bond , 1.65%, 5/15/31 .
United States 300,000 250,804
DTE Energy Co. , Senior Note , 4.875%, 6/01/28 .............
United States 150,000 150,965
Public Service Enterprise Group, Inc. , Senior Bond , 5.4%, 3/15/35
United States 50,000 50,311
Southern Co. Gas Capital Corp. , Senior Bond , 4.95%, 9/15/34 .
United States 250,000 243,512
695,592
Oil, Gas & Consumable Fuels 0.9%
b
Aker BP ASA , Senior Bond , 144A, 3.75%, 1/15/30 ........... Norway 550,000 519,877
BP Capital Markets America, Inc. , Senior Bond , 4.812%, 2/13/33
United States 120,000 118,029
Canadian Natural Resources Ltd. ,
Senior Bond , 2.95%, 7/15/30 ......................... Canada 350,000 316,457
Senior Bond , 6.25%, 3/15/38 ......................... Canada 140,000 145,342
Cheniere Energy, Inc. , Senior Note , 5.65%, 4/15/34 ..........
United States 50,000 50,602
b
DT Midstream, Inc. , Senior Secured Bond , 144A, 5.8%, 12/15/34 United States 125,000 125,681
Eastern Energy Gas Holdings LLC , Senior Bond , 5.8%, 1/15/35
United States 290,000 299,503
Energy Transfer LP ,
Senior Bond , 5.55%, 5/15/34 ......................... United States 300,000 299,975
Senior Bond , 5.15%, 3/15/45 ......................... United States 505,000 442,301
Enterprise Products Operating LLC , Senior Bond , 6.125%,
10/15/39 ........................................ United States 160,000 170,222
Exxon Mobil Corp. , Senior Bond , 3.567%, 3/06/45 ...........
United States 180,000 138,041
Hess Corp. ,
Senior Bond , 7.125%, 3/15/33 ........................ United States 150,000 169,775
Senior Bond , 5.6%, 2/15/41 .......................... United States 135,000 135,464
MPLX LP ,
Senior Bond , 5.4%, 4/01/35 .......................... United States 200,000 196,616
Senior Bond , 5.5%, 2/15/49 .......................... United States 140,000 127,425
Sabine Pass Liquefaction LLC , Senior Secured Bond , 4.2%,
3/15/28 ......................................... United States 325,000 321,437
Targa Resources Corp. , Senior Bond , 6.5%, 2/15/53 .........
United States 210,000 218,588

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
Targa Resources Partners LP / Targa Resources Partners
Finance Corp. , Senior Bond , 4%, 1/15/32 ................ United States 300,000 $ 276,976
TotalEnergies Capital SA ,
Senior Bond , 4.724%, 9/10/34 ........................ France 100,000 98,170
Senior Bond , 5.275%, 9/10/54 ........................ France 210,000 198,059
b
Var Energi ASA ,
Senior Bond , 144A, 8%, 11/15/32 ..................... Norway 200,000 225,349
Senior Note , 144A, 7.5%, 1/15/28 ..................... Norway 200,000 211,953
Williams Cos., Inc. (The) , Senior Bond , 2.6%, 3/15/31 ........
United States 200,000 175,822
4,981,664
Passenger Airlines 0.0%
†
b
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note ,
144A, 4.5%, 10/20/25 ............................... United States 55,876 55,687
Personal Care Products 0.1%
Haleon US Capital LLC , Senior Note , 3.625%, 3/24/32 .......
United States 800,000 736,831
Pharmaceuticals 0.4%
AstraZeneca plc , Senior Bond , 4.375%, 11/16/45 ............
United Kingdom 450,000 392,102
b
Bayer US Finance II LLC , Senior Bond , 144A, 4.375%, 12/15/28 Germany 400,000 389,759
Bristol-Myers Squibb Co. , Senior Bond , 4.25%, 10/26/49 ......
United States 150,000 122,806
Eli Lilly & Co. , Senior Bond , 4.95%, 2/27/63 ................
United States 215,000 195,896
Pfizer Investment Enterprises Pte. Ltd. ,
Senior Bond , 4.75%, 5/19/33 ......................... United States 340,000 336,417
Senior Bond , 5.3%, 5/19/53 .......................... United States 70,000 66,512
Royalty Pharma plc ,
Senior Bond , 2.15%, 9/02/31 ......................... United States 300,000 251,505
Senior Bond , 3.35%, 9/02/51 ......................... United States 175,000 110,940
1,865,937
Residential REITs 0.1%
Essex Portfolio LP , Senior Bond , 2.65%, 3/15/32 ............
United States 400,000 342,463
Semiconductors & Semiconductor Equipment 0.1%
Analog Devices, Inc. , Senior Bond , 2.8%, 10/01/41 ..........
United States 175,000 126,771
b
Foundry JV Holdco LLC , Senior Secured Note , 144A, 5.9%,
1/25/33 ......................................... United States 200,000 203,703
Marvell Technology, Inc. , Senior Note , 5.95%, 9/15/33 ........
United States 220,000 229,584
560,058
Software 0.4%
Intuit, Inc. , Senior Bond , 5.5%, 9/15/53 ...................
United States 100,000 99,525
Microsoft Corp. , Senior Bond , 2.921%, 3/17/52 .............
United States 335,000 224,867
Oracle Corp. ,
Senior Bond , 2.875%, 3/25/31 ........................ United States 300,000 268,673
Senior Bond , 3.95%, 3/25/51 ......................... United States 335,000 246,238
Senior Note , 4.65%, 5/06/30 ......................... United States 200,000 199,580
Salesforce, Inc. , Senior Bond , 1.95%, 7/15/31 ..............
United States 350,000 301,511
ServiceNow, Inc. , Senior Bond , 1.4%, 9/01/30 ..............
United States 150,000 126,636
Synopsys, Inc. ,
Senior Bond , 5.7%, 4/01/55 .......................... United States 140,000 139,107
Senior Note , 5%, 4/01/32 ........................... United States 100,000 100,291

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Software (continued)
Workday, Inc. , Senior Bond , 3.8%, 4/01/32 ................
United States 225,000 $ 208,341
1,914,769
Specialized REITs 0.1%
American Tower Corp. ,
Senior Bond , 5.35%, 3/15/35 ......................... United States 200,000 200,662
Senior Note , 5%, 1/31/30 ........................... United States 160,000 161,376
362,038
Specialty Retail 0.2%
Dick's Sporting Goods, Inc. ,
Senior Bond , 3.15%, 1/15/32 ......................... United States 200,000 177,038
Senior Bond , 4.1%, 1/15/52 .......................... United States 270,000 193,986
Home Depot, Inc. (The) , Senior Bond , 3.625%, 4/15/52 .......
United States 390,000 286,487
Lowe's Cos., Inc. , Senior Bond , 5.75%, 7/01/53 .............
United States 260,000 255,174
912,685
Technology Hardware, Storage & Peripherals 0.1%
Apple, Inc. , Senior Bond , 2.8%, 2/08/61 ...................
United States 500,000 302,544
Hewlett Packard Enterprise Co. ,
Senior Note , 4.45%, 9/25/26 ......................... United States 250,000 249,487
Senior Note , 4.85%, 10/15/31 ........................ United States 100,000 99,009
651,040
Textiles, Apparel & Luxury Goods 0.0%
†
Tapestry, Inc. , Senior Bond , 5.5%, 3/11/35 .................
United States 125,000 123,600
Tobacco 0.1%
Philip Morris International, Inc. , Senior Bond , 5.375%, 2/15/33 ..
United States 500,000 510,115
Wireless Telecommunication Services 0.3%
Rogers Communications, Inc. , Senior Bond , 4.55%, 3/15/52 ...
Canada 150,000 119,697
T-Mobile USA, Inc. ,
Senior Bond , 5.3%, 5/15/35 .......................... United States 250,000 251,444
Senior Bond , 3.3%, 2/15/51 .......................... United States 100,000 66,807
Senior Note , 3.375%, 4/15/29 ........................ United States 625,000 594,257
Senior Note , 2.55%, 2/15/31 ......................... United States 300,000 264,556
Vodafone Group plc ,
Senior Bond , 6.15%, 2/27/37 ......................... United Kingdom 36,000 38,162
Senior Bond , 4.25%, 9/17/50 ......................... United Kingdom 210,000 161,845
Senior Bond , 5.75%, 6/28/54 ......................... United Kingdom 60,000 57,304
1,554,072
Total Corporate Bonds (Cost $ 72,924,786 ) ....................................
71,039,936
Foreign Government and Agency Securities 1.2%
b
African Export-Import Bank (The) , Senior Bond , 144A, 3.994%,
9/21/29 ......................................... Supranational
e
200,000 186,073
Brazil Notas do Tesouro Nacional ,
10%, 1/01/31 ..................................... Brazil 630,000 BRL 90,975
10%, 1/01/33 ..................................... Brazil 780,000 BRL 107,958
10%, 1/01/35 ..................................... Brazil 6,830,000 BRL 911,857
China Government Bond , 2.27%, 5/25/34 .................
China 2,600,000 CNY 372,574

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
Colombia Titulos de Tesoreria ,
B , 7%, 3/26/31 .................................... Colombia 130,000,000 COP $ 25,060
B , 9.25%, 5/28/42 ................................. Colombia 170,000,000 COP 30,858
b
Comision Federal de Electricidad , Senior Bond , 144A, 3.348%,
2/09/31 ......................................... Mexico 300,000 255,723
b
Electricite de France SA , Senior Note , 144A, 5.7%, 5/23/28 .... France 200,000 205,391
Mexican Bonos Desarr Fixed Rate ,
M , 8%, 11/07/47 ................................... Mexico 4,430,000
f
MXN 179,408
M , 8%, 7/31/53 ................................... Mexico 15,630,000
f
MXN 625,734
M , Senior Bond , 8.5%, 11/18/38 ....................... Mexico 1,900,000
f
MXN 85,013
M , Senior Bond , 7.75%, 11/13/42 ...................... Mexico 6,390,000
f
MXN 256,927
b
Pertamina Persero PT , Senior Bond , 144A, 4.7%, 7/30/49 ..... Indonesia 200,000 161,426
Peru Government Bond , Senior Bond , 2.783%, 1/23/31 .......
Peru 200,000 175,830
Petroleos Mexicanos , Senior Bond , 6.95%, 1/28/60 ..........
Mexico 170,000 116,132
South Africa Government Bond , Senior Bond , 8.75%, 2/28/48 ..
South Africa 11,200,000 ZAR 473,832
b
United Kingdom Gilt ,
Reg S, 4.25%, 7/31/34 .............................. United Kingdom 920,000 GBP 1,155,348
Reg S, 1.25%, 7/31/51 .............................. United Kingdom 920,000 GBP 519,811
Reg S, 4.375%, 7/31/54 ............................. United Kingdom 510,000 GBP 570,184
Total Foreign Government and Agency Securities (Cost $ 7,000,505 ) .............
6,506,114
U.S. Government and Agency Securities 20.0%
FFCB , 2.1%, 2/25/36 .................................
United States 150,000 116,945
U.S. Treasury Bonds ,
1.125%, 5/15/40 ................................... United States 45,000 28,495
4.375%, 5/15/40 ................................... United States 500,000 496,484
1.125%, 8/15/40 ................................... United States 332,000 208,187
1.375%, 11/15/40 .................................. United States 1,771,000 1,151,703
2.75%, 8/15/42 ................................... United States 80,000 62,488
3.875%, 5/15/43 ................................... United States 2,000,000 1,826,211
4.75%, 11/15/43 ................................... United States 315,000 321,903
3.125%, 8/15/44 ................................... United States 725,000 584,984
3%, 11/15/44 ..................................... United States 80,000 63,056
4.625%, 11/15/44 .................................. United States 220,000 220,344
2.5%, 5/15/46 .................................... United States 945,000 669,953
2.25%, 8/15/46 ................................... United States 2,754,000 1,853,033
2.75%, 11/15/47 ................................... United States 90,000 65,679
3.375%, 11/15/48 .................................. United States 3,300,000 2,679,381
3%, 2/15/49 ...................................... United States 7,246,000 5,481,344
2.25%, 8/15/49 ................................... United States 255,000 164,555
1.25%, 5/15/50 ................................... United States 1,710,000 849,590
1.375%, 8/15/50 ................................... United States 1,705,000 869,350
2.375%, 5/15/51 ................................... United States 950,000 621,508
2%, 8/15/51 ...................................... United States 1,350,000 804,410
1.875%, 11/15/51 .................................. United States 1,885,000 1,084,795
2.25%, 2/15/52 ................................... United States 710,000 448,077
3.625%, 2/15/53 ................................... United States 155,000 130,591
3.625%, 5/15/53 ................................... United States 1,755,000 1,478,827
4.125%, 8/15/53 ................................... United States 20,000 18,436
4.25%, 2/15/54 ................................... United States 175,000 164,938
U.S. Treasury Notes ,
0.375%, 11/30/25 .................................. United States 2,050,000 1,999,601
0.375%, 1/31/26 ................................... United States 6,000,000 5,817,944
0.75%, 3/31/26 ................................... United States 300,000 290,426
3.75%, 4/15/26 ................................... United States 3,920,000 3,908,144
0.75%, 5/31/26 ................................... United States 320,000 308,188

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
U.S. Government and Agency Securities
(continued)
U.S. Treasury Notes, (continued)
0.875%, 6/30/26 ................................... United States 1,175,000 $ 1,130,754
4.625%, 6/30/26 ................................... United States 750,000 755,669
1.875%, 7/31/26 ................................... United States 389,000 378,492
1.25%, 12/31/26 ................................... United States 9,075,000 8,668,220
2.375%, 5/15/27 ................................... United States 3,140,000 3,042,918
0.5%, 6/30/27 .................................... United States 6,535,000 6,063,382
3.25%, 6/30/27 ................................... United States 2,830,000 2,792,304
2.25%, 11/15/27 ................................... United States 3,500,000 3,358,018
1.125%, 2/29/28 ................................... United States 8,700,000 8,046,480
3.5%, 4/30/28 .................................... United States 223,000 220,456
3.125%, 11/15/28 .................................. United States 820,000 798,443
1.5%, 11/30/28 .................................... United States 250,000 229,619
1.375%, 12/31/28 .................................. United States 150,000 136,872
3.75%, 12/31/28 ................................... United States 500,000 497,139
2.625%, 2/15/29 ................................... United States 4,000,000 3,816,094
3.25%, 6/30/29 ................................... United States 1,500,000 1,460,332
3.125%, 8/31/29 ................................... United States 100,000 96,750
4%, 10/31/29 ..................................... United States 1,725,000 1,729,043
3.75%, 6/30/30 ................................... United States 600,000 593,461
0.625%, 8/15/30 ................................... United States 4,400,000 3,691,531
4.125%, 8/31/30 ................................... United States 7,020,000 7,066,069
4.625%, 9/30/30 ................................... United States 1,200,000 1,237,242
1.125%, 2/15/31 ................................... United States 800,000 681,109
1.25%, 8/15/31 ................................... United States 435,000 367,048
1.375%, 11/15/31 .................................. United States 7,500,000 6,335,156
4.125%, 11/15/32 .................................. United States 2,000,000 2,003,359
3.5%, 2/15/33 .................................... United States 500,000 479,004
3.375%, 5/15/33 ................................... United States 1,750,000 1,657,817
3.875%, 8/15/33 ................................... United States 1,500,000 1,470,469
4.375%, 5/15/34 ................................... United States 1,000,000 1,013,731
3.875%, 8/15/34 ................................... United States 1,370,000 1,335,643
4.625%, 2/15/35 ................................... United States 1,180,000 1,219,180
g
FRN, 4.44%, ( 3-month U.S. Treasury Bill Rate + 0.205% ),
10/31/26 ........................................ United States 450,000 450,791
g
FRN, 4.333%, ( 3-month U.S. Treasury Bill Rate + 0.098% ),
1/31/27 ......................................... United States 220,000 219,994
Total U.S. Government and Agency Securities (Cost $ 114,753,320 ) ..............
107,832,159
Asset-Backed Securities 0.2%
Financial Services 0.1%
b
New Economy Assets - Phase 1 Sponsor LLC , 2021-1 , A1 , 144A,
1.91%, 10/20/61 . .................................. United States 490,000 457,691
Passenger Airlines 0.1%
American Airlines Pass-Through Trust , 2016-3 , A , 3.25%,
10/15/28 . ........................................ United States 342,512 320,357
United Airlines Pass-Through Trust ,
2016-1 , A , 3.45%, 7/07/28 ........................... United States 60,426 57,474
2019-2 , A , 2.9%, 5/01/28 ............................ United States 77,648 72,596
2020-1 , B , 4.875%, 7/15/27 .......................... United States 115,200 115,030
565,457
a a a a a a
Total Asset-Backed Securities (Cost $ 1,037,898 ) ..............................
1,023,148

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities 0.3%
Financial Services 0.3%
b ,h
BX Commercial Mortgage Trust ,
2021-VOLT , B , 144A, FRN , 5.384%, ( 1-month SOFR +
1.064% ), 9/15/36 .................................. United States 250,000 $ 247,653
2022-LP2 , A , 144A, FRN , 5.332%, ( 1-month SOFR + 1.013% ),
2/15/39 ......................................... United States 141,275 140,939
b ,h
BX Mortgage Trust , 2021-PAC , A , 144A, FRN , 5.123%, ( 1-month
SOFR + 0.804% ), 10/15/36 .......................... United States 230,000 228,397
b ,h
BX Trust , 2022-IND , A , 144A, FRN , 5.81%, ( 1-month SOFR +
1.491% ), 4/15/37 .................................. United States 249,830 250,012
CFCRE Commercial Mortgage Trust , 2016-C7 , A3 , 3.839%,
12/10/54 ........................................ United States 70,000 68,479
Citigroup Commercial Mortgage Trust , 2016-P4 , A2 , 2.45%,
7/10/49 ......................................... United States 43,618 42,699
CSAIL Commercial Mortgage Trust ,
i
2015-C2 , AS , FRN , 3.849%, 6/15/57 ................... United States 100,000 99,056
2015-C3 , A4 , 3.718%, 8/15/48 ........................ United States 45,592 45,395
GS Mortgage Securities Trust , 2016-GS2 , A4 , 3.05%, 5/10/49 ..
United States 30,000 29,456
JPMBB Commercial Mortgage Securities Trust ,
2014-C26 , AS , 3.8%, 1/15/48 ......................... United States 10,363 10,238
2015-C31 , A3 , 3.801%, 8/15/48 ....................... United States 69,375 68,918
2016-C1 , A5 , 3.576%, 3/17/49 ........................ United States 102,000 100,715
JPMDB Commercial Mortgage Securities Trust , 2017-C5 , A4 ,
3.414%, 3/15/50 ................................... United States 72,911 71,169
Morgan Stanley Bank of America Merrill Lynch Trust ,
2015-C27 , AS , 4.068%, 12/15/47 ...................... United States 49,000 48,461
i
2016-C32 , AS , FRN , 3.994%, 12/15/49 ................. United States 75,000 73,291
i
Morgan Stanley Capital I Trust , 2015-MS1 , AS , FRN , 4.018%,
5/15/48 ......................................... United States 83,000 82,532
Wells Fargo Commercial Mortgage Trust ,
2015-C31 , A4 , 3.695%, 11/15/48 ...................... United States 40,000 39,706
i
2016-C32 , B , FRN , 4.727%, 1/15/59 ................... United States 42,000 41,388
1,688,504
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $ 1,681,805 ) ...............
1,688,504
Mortgage-Backed Securities 5.1%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 2.0%
FHLMC Gold Pool, 30 Year , 4.5%, 1/01/49 ................ United States 286,467 280,002
FHLMC Pool, 15 Year , 3%, 8/01/34 ...................... United States 30,000 28,732
FHLMC Pool, 15 Year , 4%, 11/01/37 ..................... United States 137,895 134,575
FHLMC Pool, 30 Year , 2%, 10/01/51 - 8/01/52 .............. United States 2,660,704 2,121,320
FHLMC Pool, 30 Year , 2.5%, 4/01/52 ..................... United States 982,883 820,640
FHLMC Pool, 30 Year , 3%, 3/01/50 - 5/01/52 ............... United States 1,163,720 1,014,610
FHLMC Pool, 30 Year , 3.5%, 4/01/50 - 11/01/52 ............ United States 1,851,178 1,685,707
FHLMC Pool, 30 Year , 4%, 5/01/47 - 1/01/54 ............... United States 847,613 796,517
FHLMC Pool, 30 Year , 4.5%, 10/01/48 - 8/01/52 ............ United States 440,687 427,041
FHLMC Pool, 30 Year , 5%, 10/01/52 - 2/01/53 .............. United States 1,264,777 1,243,022
FHLMC Pool, 30 Year , 5.5%, 11/01/54 - 1/01/55 ............ United States 1,461,966 1,460,770
FHLMC Pool, 30 Year , 6%, 1/01/55 ...................... United States 475,926 483,586
FHLMC Pool, 30 Year , 6.5%, 10/01/54 .................... United States 462,675 477,288
10,973,810
Federal National Mortgage Association (FNMA) Fixed Rate 1.4%
FNMA, 15 Year , 2%, 8/01/36 - 12/01/36 ................... United States 421,845 382,358
FNMA, 30 Year , 1.5%, 9/01/51 ......................... United States 179,728 136,017
FNMA, 30 Year , 2%, 5/01/51 - 10/01/51 ................... United States 2,131,620 1,703,715

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Federal National Mortgage Association (FNMA) Fixed Rate (continued)
FNMA, 30 Year , 2.5%, 10/01/51 - 3/01/52 ................. United States 3,047,584 $ 2,547,464
FNMA, 30 Year , 3%, 9/01/50 - 5/01/52 .................... United States 1,221,954 1,068,070
FNMA, 30 Year , 3.5%, 6/01/49 ......................... United States 117,964 107,825
FNMA, 30 Year , 4%, 2/01/49 ........................... United States 48,718 46,219
FNMA, 30 Year , 4.5%, 2/01/50 - 11/01/52 ................. United States 279,153 269,790
FNMA, 30 Year , 5%, 5/01/53 ........................... United States 106,473 104,618
FNMA, 30 Year , 5.5%, 5/01/53 ......................... United States 462,048 462,337
FNMA, 30 Year , 6%, 8/01/53 ........................... United States 446,613 454,657
7,283,070
Government National Mortgage Association (GNMA) Fixed Rate 1.7%
GNMA II, Single-family, 30 Year , 2%, 10/20/50 - 5/20/52 ...... United States 1,909,585 1,563,548
GNMA II, Single-family, 30 Year , 2.5%, 12/20/51 - 6/20/52 ..... United States 1,359,135 1,160,464
GNMA II, Single-family, 30 Year , 3%, 11/20/51 .............. United States 524,517 465,654
GNMA II, Single-family, 30 Year , 3.5%, 5/20/52 ............. United States 283,231 259,971
GNMA II, Single-family, 30 Year , 4.5%, 5/20/53 ............. United States 198,711 191,268
GNMA II, Single-family, 30 Year , 5%, 7/20/53 - 10/20/54 ...... United States 901,338 887,558
GNMA II, Single-family, 30 Year , 5.5%, 5/20/53 - 7/20/54 ...... United States 516,297 518,282
GNMA II, Single-family, 30 Year , 6%, 10/20/53 - 2/20/55 ...... United States 3,798,428 3,860,564
GNMA II, Single-family, 30 Year , 6.5%, 12/20/54 ............ United States 337,470 346,025
9,253,334
Total Mortgage-Backed Securities (Cost $ 29,029,323 ) ..........................
27,510,214
Municipal Bonds 0.2%
California 0.2%
Golden State Tobacco Securitization Corp. , Revenue , 2021 B-1 ,
Refunding , 3.85% , 6/01/50 ........................... United States 385,000 354,504
San Bernardino Community College District ,
GO , 2021 , Refunding , 2.686% , 8/01/41 ................. United States 485,000 356,132
GO , 2021 , Refunding , 2.856% , 8/01/49 ................. United States 285,000 188,917
899,553
Ohio 0.0%
†
Greenville City School District , GO , 2019 , Refunding , 3.541% ,
1/01/51 ......................................... United States 160,000 124,537
Total Municipal Bonds (Cost $ 1,299,052 ) .....................................
1,024,090
Total Long Term Investments (Cost $ 444,026,292 ) .............................
522,190,960
a
Short Term Investments 3.1%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Foreign Government and Agency Securities 0.1%
j
Egypt Treasury Bills ,
24.001%, 4/01/25 .................................. Egypt 13,500,000 EGP 266,957
24.11%, 7/01/25 ................................... Egypt 14,000,000 EGP 260,777
527,734
Total Foreign Government and Agency Securities (Cost $ 550,992 ) ..............
527,734

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

Short Term Investments
(continued)
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 3.0%
k,l
Institutional Fiduciary Trust - Money Market Portfolio , 4.052% .. United States 13,122,215 $ 13,122,215
l
JPMorgan 100% U.S. Treasury Securities Money Market Fund ,
4.94% .......................................... United States 2,931,121 2,931,121
Total Money Market Funds (Cost $ 16,053,336 ) ................................
16,053,336
Total Short Term Investments (Cost $ 16,604,328 ) ..............................
16,581,070
a
Total Investments (Cost $ 460,630,620 ) 99.9% .................................
$538,772,030
Other Assets, less Liabilities 0.1% ...........................................
922,992
Net Assets 100.0% .........................................................
$539,695,022
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2025, the aggregate value of these securities was $16,187,921, representing 3.0% of net assets.
c
Variable rate security. The rate shown represents the yield at period end.
d
Perpetual security with no stated maturity date.
e
A supranational organization is an entity formed by two or more central governments through international treaties.
f
Principal amount is stated in 100 Mexican Peso Units.
g
The coupon rate shown represents the rate at period end.
h
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
i
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
j
The rate shown represents the yield at period end.
k
See Note 6 regarding investments in affiliated management investment companies.
l
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

At March 31, 2025 , the Fund had the following futures contracts outstanding.
At March 31, 2025 , the Fund had the following forward exchange contracts outstanding.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Equity contracts
S&P 500 E-Mini Index ......................... Long 60 $ 16,959,750 6/20/25 $ (237,639)
Interest rate contracts
U.S. Treasury 10 Year Notes .................... Short 135 15,014,531 6/18/25 (111,210)
U.S. Treasury 10 Year Notes .................... Long 17 1,890,719 6/18/25 1,831
U.S. Treasury 10 Year Ultra Notes ................ Long 4 456,500 6/18/25 5,401
U.S. Treasury 2 Year Notes ..................... Long 18 3,729,094 6/30/25 17,274
U.S. Treasury 5 Year Notes ..................... Long 13 1,406,031 6/30/25 14,710
U.S. Treasury Ultra Bonds ...................... Short 4 489,000 6/18/25 3,556
Total Futures Contracts ...................................................................... $(306,077)
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Chilean Peso ...... HSBK Buy 230,000,000 229,072 4/15/25 $ 13,142 $ —
Chilean Peso ...... HSBK Sell 230,000,000 246,279 4/15/25 4,065 —
Brazilian Real ...... HSBK Sell 2,530,000 436,560 4/16/25 — (5,572)
Canadian Dollar .... CITI Buy 790,000 552,298 4/28/25 — (2,627)
Canadian Dollar .... HSBK Buy 320,000 224,706 4/28/25 — (2,055)
Mexican Peso ...... CITI Buy 6,000,000 288,524 4/29/25 3,585 —
Mexican Peso ...... CITI Sell 9,600,000 469,404 4/29/25 2,404 (374)
Columbian Peso .... JPHQ Sell 170,000,000 39,377 4/30/25 — (1,123)
Euro ............. CITI Buy 520,000 561,319 5/05/25 1,966 —
Euro ............. HSBK Sell 190,000 205,286 5/05/25 — (529)
Euro ............. JPHQ Buy 3,290,000 3,445,256 5/05/25 118,607 —
Euro ............. MSCO Buy 540,000 569,519 5/05/25 15,431 —
South African Rand .. HSBK Sell 8,200,000 445,180 5/13/25 305 (888)
Chilean Peso ...... HSBK Buy 100,000,000 103,988 5/14/25 1,303 —
Chilean Peso ...... HSBK Sell 100,000,000 107,048 5/14/25 1,757 —
New Zealand Dollar . MSCO Buy 580,000 333,056 5/14/25 — (3,413)
South Korean Won .. CITI Buy 320,000,000 224,262 5/14/25 — (6,688)
South Korean Won .. CITI Sell 320,000,000 220,935 5/14/25 3,360 —
Chinese Yuan ...... HSBK Sell 2,530,000 349,182 5/27/25 — (387)
Australian Dollar .... MSCO Buy 1,160,000 725,907 6/06/25 — (695)
Australian Dollar .... MSCO Sell 1,160,000 726,688 6/06/25 1,476 —
British Pound ...... HSBK Buy 260,000 336,586 6/12/25 — (755)
British Pound ...... HSBK Sell 1,720,000 2,219,013 6/12/25 — (2,640)
Japanese Yen ...... CITI Buy 211,000,000 1,444,543 6/13/25 — (26,266)
Japanese Yen ...... MSCO Buy 109,000,000 737,676 6/13/25 — (5,012)
Total Forward Exchange Contracts ................................................... $167,401 $(59,024)
Net unrealized appreciation (depreciation) ............................................ $108,377
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
*
In U.S. dollars unless otherwise indicated.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

At March 31, 2025 , the Fund had the following credit default swap contracts outstanding.
See Abbreviations on page 160 .
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
Centrally Cleared Swap Contracts
Contracts to Sell Protection
(c) (d)
Traded Index
CDX.NA.IG.43 .. 1.00% Quarterly 12/20/34 890,000 $ 2,470 $ 3,285 $ (815)
Investment
Grade
Total Centrally Cleared Swap Contracts ..................................... $2,470 $3,285 $(815)
Total Credit Default Swap Contracts .................................... $2,470 $ 3,285 $(815)
(a)
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
(b)
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
(c)
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
(d)
The fund enters contracts to sell protection to create a long credit position.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), March 31, 2025
Franklin DynaTech VIP Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 99.9%
Aerospace & Defense 2.4%
a
Axon Enterprise, Inc. ................................. United States 5,751 $ 3,024,738
a,b
Karman Holdings, Inc. ................................ United States 2,168 72,455
a
Kratos Defense & Security Solutions, Inc. ................. United States 8,057 239,212
3,336,405
Automobiles 2.3%
a
Tesla, Inc. ......................................... United States 12,435 3,222,655
Biotechnology 2.2%
a
Argenx SE ........................................ Netherlands 1,257 741,751
a
Ascendis Pharma A/S , ADR ........................... Denmark 1,300 202,618
a
BioNTech SE , ADR .................................. Germany 1,288 117,286
a
Insmed, Inc. ....................................... United States 2,549 194,463
a
Natera, Inc. ........................................ United States 7,486 1,058,595
a
United Therapeutics Corp. ............................. United States 625 192,669
a
Vertex Pharmaceuticals, Inc. ........................... United States 1,260 610,873
3,118,255
Broadline Retail 10.2%
a
Amazon.com, Inc. ................................... United States 62,179 11,830,177
a
MercadoLibre, Inc. .................................. Brazil 1,243 2,424,931
14,255,108
Capital Markets 1.9%
a
Coinbase Global, Inc. , A .............................. United States 1,273 219,249
Moody's Corp. ...................................... United States 942 438,680
a
Robinhood Markets, Inc. , A ............................ United States 3,206 133,434
Tradeweb Markets, Inc. , A ............................. United States 12,435 1,846,100
2,637,463
Commercial Services & Supplies 0.0%
†
a
Liquidity Services, Inc. ............................... United States 1,473 45,678
Communications Equipment 0.5%
a
Arista Networks, Inc. ................................. United States 8,821 683,451
Construction & Engineering 0.1%
Quanta Services, Inc. ................................ United States 641 162,929
Diversified Consumer Services 0.3%
a
Duolingo, Inc. , A .................................... United States 1,260 391,280
Electrical Equipment 0.3%
GE Vernova, Inc. .................................... United States 1,575 480,816
Electronic Equipment, Instruments & Components 1.1%
Amphenol Corp. , A .................................. United States 8,801 577,257
a
Celestica, Inc. ...................................... Canada 8,506 670,358
Keyence Corp. ..................................... Japan 628 246,936
1,494,551
Energy Equipment & Services 0.5%
Baker Hughes Co. , A ................................. United States 6,413 281,851
a
Oceaneering International, Inc. ......................... United States 6,253 136,378
TechnipFMC plc .................................... United Kingdom 8,016 254,027
672,256
Entertainment 2.6%
a
Netflix, Inc. ........................................ United States 2,176 2,029,185
a
ROBLOX Corp. , A ................................... United States 3,848 224,300
a
Sea Ltd. , ADR ...................................... Singapore 6,301 822,218

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin DynaTech VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Entertainment (continued)
a
Spotify Technology SA ................................ United States 942 $ 518,128
3,593,831
Financial Services 6.1%
a
Affirm Holdings, Inc. , A ............................... United States 7,503 339,061
Mastercard, Inc. , A .................................. United States 10,570 5,793,628
a
Toast, Inc. , A ....................................... United States 7,735 256,570
Visa, Inc. , A ........................................ United States 6,217 2,178,810
8,568,069
Ground Transportation 0.3%
a
Uber Technologies, Inc. ............................... United States 6,238 454,501
Health Care Equipment & Supplies 2.9%
a
Boston Scientific Corp. ............................... United States 4,790 483,215
Hoya Corp. ........................................ Japan 481 54,285
a
IDEXX Laboratories, Inc. .............................. United States 322 135,224
a
Intuitive Surgical, Inc. ................................ United States 6,528 3,233,122
a,b
Kestra Medical Technologies Ltd. ....................... United States 1,760 43,859
a
PROCEPT BioRobotics Corp. .......................... United States 546 31,810
Stryker Corp. ...................................... United States 323 120,237
4,101,752
Health Care Providers & Services 0.5%
a
GeneDx Holdings Corp. , A ............................. United States 670 59,338
a
Guardant Health, Inc. ................................ United States 1,800 76,680
a
HealthEquity, Inc. ................................... United States 4,410 389,712
UnitedHealth Group, Inc. .............................. United States 311 162,886
688,616
Health Care Technology 0.8%
a
Doximity, Inc. , A .................................... United States 9,429 547,165
Pro Medicus Ltd. .................................... Australia 3,143 397,827
a
Veeva Systems, Inc. , A ............................... United States 640 148,243
1,093,235
Hotels, Restaurants & Leisure 2.3%
Booking Holdings, Inc. ............................... United States 312 1,437,356
a
DoorDash, Inc. , A ................................... United States 7,503 1,371,323
a
MakeMyTrip Ltd. .................................... India 3,465 339,536
3,148,215
Household Durables 0.1%
Garmin Ltd. ........................................ United States 322 69,916
Insurance 0.1%
a
Root, Inc. , A ....................................... United States 809 107,953
Interactive Media & Services 10.6%
Alphabet, Inc. , A .................................... United States 43,525 6,730,706
Meta Platforms, Inc. , A ............................... United States 13,990 8,063,276
14,793,982
IT Services 4.1%
a
Cloudflare, Inc. , A ................................... United States 9,357 1,054,440
a
Gartner, Inc. ....................................... United States 1,250 524,675
a
GoDaddy, Inc. , A .................................... United States 2,813 506,734
a
Shopify, Inc. , A ..................................... Canada 31,266 2,974,404
a
Snowflake, Inc. , A ................................... United States 1,289 188,400

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin DynaTech VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
IT Services (continued)
a
Wix.com Ltd. ....................................... Israel 3,126 $ 510,726
5,759,379
Life Sciences Tools & Services 0.3%
a,b
Tempus AI, Inc. , A ................................... United States 3,449 166,380
Thermo Fisher Scientific, Inc. .......................... United States 625 311,000
477,380
Pharmaceuticals 2.3%
a
Corcept Therapeutics, Inc. ............................ United States 570 65,105
Eli Lilly & Co. ...................................... United States 3,730 3,080,644
a
Ligand Pharmaceuticals, Inc. ........................... United States 1,077 113,236
3,258,985
Professional Services 0.2%
Verisk Analytics, Inc. , A ............................... United States 833 247,917
Semiconductors & Semiconductor Equipment 18.1%
Analog Devices, Inc. ................................. United States 6,238 1,258,017
Applied Materials, Inc. ................................ United States 664 96,360
a
ARM Holdings plc , ADR .............................. United States 667 71,229
ASM International NV ................................ Netherlands 1,257 572,807
ASML Holding NV , ADR .............................. Netherlands 1,243 823,649
Broadcom, Inc. ..................................... United States 27,980 4,684,691
Intel Corp. ......................................... United States 1,531 34,769
KLA Corp. ......................................... United States 1,247 847,711
Lam Research Corp. ................................. United States 12,476 907,005
Monolithic Power Systems, Inc. ......................... United States 1,871 1,085,143
NVIDIA Corp. ...................................... United States 127,467 13,814,873
Taiwan Semiconductor Manufacturing Co. Ltd. , ADR ......... Taiwan 6,238 1,035,508
25,231,762
Software 24.3%
a
Appfolio, Inc. , A ..................................... United States 937 206,046
a
AppLovin Corp. , A ................................... United States 6,878 1,822,464
a
Atlassian Corp. , A ................................... United States 975 206,905
a
Aurora Innovation, Inc. , A ............................. United States 12,728 85,596
a
Cadence Design Systems, Inc. ......................... United States 9,326 2,371,882
a
Clearwater Analytics Holdings, Inc. , A .................... United States 8,016 214,829
a
Confluent, Inc. , A .................................... United States 2,886 67,648
Constellation Software, Inc. ............................ Canada 468 1,482,123
a
Crowdstrike Holdings, Inc. , A ........................... United States 1,260 444,251
a
Datadog, Inc. , A .................................... United States 3,126 310,130
a
Descartes Systems Group, Inc. (The) .................... Canada 6,286 633,817
a
DocuSign, Inc. , A ................................... United States 370 30,118
a
Fair Isaac Corp. .................................... United States 98 180,728
a
Fortinet, Inc. ....................................... United States 4,410 424,507
a
Gitlab, Inc. , A ...................................... United States 3,867 181,749
a
Guidewire Software, Inc. .............................. United States 1,403 262,866
a
HubSpot, Inc. ...................................... United States 2,027 1,158,005
Intuit, Inc. ......................................... United States 1,559 957,210
a
Klaviyo, Inc. , A ..................................... United States 8,441 255,425
a
Life360, Inc. ....................................... United States 3,222 123,693
a,c
Lumine Group, Inc. , Reg S ............................ Canada 3,206 90,228
Microsoft Corp. ..................................... United States 27,980 10,503,412
a
Monday.com Ltd. .................................... United States 2,200 534,952
a
Palantir Technologies, Inc. , A ........................... United States 6,931 584,976
a
Palo Alto Networks, Inc. .............................. United States 12,435 2,121,908
a
Procore Technologies, Inc. ............................ United States 1,330 87,807

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin DynaTech VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 160 .
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software (continued)
a
Q2 Holdings, Inc. ................................... United States 730 $ 58,407
a
SailPoint, Inc. ...................................... United States 4,670 87,563
Salesforce, Inc. ..................................... United States 2,520 676,267
a
Samsara, Inc. , A .................................... United States 7,798 298,897
a
ServiceNow, Inc. .................................... United States 5,596 4,455,199
a,b
ServiceTitan, Inc. , A ................................. United States 2,256 214,568
a
Synopsys, Inc. ..................................... United States 4,663 1,999,728
a
Tyler Technologies, Inc. ............................... United States 1,257 730,807
33,864,711
Technology Hardware, Storage & Peripherals 2.5%
Apple, Inc. ........................................ United States 15,544 3,452,789
Total Common Stocks (Cost $ 70,107,872 ) ....................................
139,413,840
Warrants
Warrants 0.0%
Software 0.0%
a,d
Constellation Software, Inc. , 3/31/40 ..................... Canada 341 —
Total Warrants (Cost $ – ) ....................................................
—
Total Long Term Investments (Cost $ 70,107,872 ) ..............................
139,413,840
a
Short Term Investments 0.3%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 0.0%
†
e,f
Institutional Fiduciary Trust - Money Market Portfolio , 4.052% .. United States 1,068 1,068
Total Money Market Funds (Cost $ 1,068 ) .....................................
1,068
Investments from Cash Collateral Received for
Loaned Securities 0.3%
Money Market Funds 0.3%
e,f
Institutional Fiduciary Trust - Money Market Portfolio , 4.052% .. United States 471,390 471,390
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $ 471,390 ) ...........................................................
471,390
Total Short Term Investments (Cost $ 472,458 ) ................................
472,458
a
Total Investments (Cost $ 70,580,330 ) 100.2% .................................
$139,886,298
Other Assets, less Liabilities (0.2) % .........................................
(366,851)
Net Assets 100.0% .........................................................
$139,519,447
a a a

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin DynaTech VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at March 31, 2025.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2025, the value of this security was
$90,228, representing 0.1% of net assets.
d
Fair valued using significant unobservable inputs. See Note 7 regarding fair value measurements.
e
See Note 6 regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), March 31, 2025
Franklin Global Real Estate VIP Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 99.5%
Diversified REITs 4.7%
British Land Co. plc (The) ............................. United Kingdom 268,407 $ 1,285,111
Broadstone Net Lease, Inc. ............................ United States 34,694 591,186
KDX Realty Investment Corp. .......................... Japan 973 959,398
Star Asia Investment Corp. ............................ Japan 2,254 811,757
Stockland ......................................... Australia 374,612 1,155,887
4,803,339
Diversified Telecommunication Services 0.8%
a
Cellnex Telecom SA , 144A , Reg S ....................... Spain 22,191 788,863
Health Care Providers & Services 1.2%
Chartwell Retirement Residences ....................... Canada 104,705 1,220,909
Health Care REITs 12.1%
American Healthcare REIT, Inc. ......................... United States 28,119 852,006
Healthpeak Properties, Inc. ............................ United States 60,048 1,214,171
Sabra Health Care REIT, Inc. .......................... United States 27,993 489,038
Ventas, Inc. ........................................ United States 34,295 2,358,124
Welltower, Inc. ..................................... United States 48,069 7,364,651
12,277,990
Hotel & Resort REITs 2.7%
Host Hotels & Resorts, Inc. ............................ United States 29,228 415,330
Japan Hotel REIT Investment Corp. ...................... Japan 2,162 1,046,688
Ryman Hospitality Properties, Inc. ....................... United States 8,714 796,808
Sunstone Hotel Investors, Inc. .......................... United States 52,119 490,440
2,749,266
Industrial REITs 12.9%
Americold Realty Trust, Inc. ............................ United States 24,360 522,766
EastGroup Properties, Inc. ............................ United States 7,537 1,327,642
Goodman Group .................................... Australia 157,182 2,820,889
LaSalle Logiport REIT ................................ Japan 1,004 932,783
Prologis, Inc. ....................................... United States 48,666 5,440,372
Rexford Industrial Realty, Inc. .......................... United States 21,080 825,282
Warehouses De Pauw CVA ............................ Belgium 49,411 1,171,344
13,041,078
Office REITs 4.5%
Cousins Properties, Inc. .............................. United States 48,504 1,430,868
Derwent London plc ................................. United Kingdom 29,487 703,138
Gecina SA ........................................ France 12,424 1,165,789
Vornado Realty Trust ................................. United States 35,185 1,301,493
4,601,288
Real Estate Management & Development 10.7%
Catena AB ........................................ Sweden 14,757 638,621
Cibus Nordic Real Estate AB publ ....................... Sweden 47,041 693,423
a
CTP NV , 144A , Reg S ................................ Netherlands 67,771 1,213,530
b
Fastighets AB Balder , B ............................... Sweden 173,472 1,085,516
Mitsui Fudosan Co. Ltd. .............................. Japan 440,012 3,940,341
Sun Hung Kai Properties Ltd. .......................... Hong Kong 143,439 1,366,637
b
TAG Immobilien AG .................................. Germany 70,822 965,709
Vonovia SE ........................................ Germany 34,386 925,338
10,829,115
Residential REITs 16.5%
American Homes 4 Rent , A ............................ United States 73,647 2,784,593
AvalonBay Communities, Inc. .......................... United States 17,373 3,728,593

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Global Real Estate VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Residential REITs (continued)
Boardwalk Real Estate Investment Trust .................. Canada 22,974 $ 1,071,231
Camden Property Trust ............................... United States 23,260 2,844,698
Comforia Residential REIT, Inc. ......................... Japan 305 536,816
Equity LifeStyle Properties, Inc. ......................... United States 30,377 2,026,146
Killam Apartment Real Estate Investment Trust ............. Canada 62,083 755,411
UDR, Inc. ......................................... United States 32,066 1,448,421
UNITE Group plc (The) ............................... United Kingdom 150,474 1,583,525
16,779,434
Retail REITs 18.1%
Brixmor Property Group, Inc. ........................... United States 67,440 1,790,532
Carmila SA ........................................ France 35,793 677,302
Curbline Properties Corp. ............................. United States 26,447 639,753
First Capital Real Estate Investment Trust ................. Canada 69,006 790,736
Frasers Centrepoint Trust ............................. Singapore 693,741 1,122,919
NETSTREIT Corp. .................................. United States 90,240 1,430,304
Realty Income Corp. ................................. United States 76,552 4,440,782
Regency Centers Corp. ............................... United States 28,721 2,118,461
Shaftesbury Capital plc ............................... United Kingdom 509,359 825,196
Simon Property Group, Inc. ............................ United States 12,724 2,113,202
Unibail-Rodamco-Westfield ............................ France 11,945 1,007,089
Vicinity Ltd. ........................................ Australia 987,762 1,367,746
18,324,022
Specialized REITs 15.3%
CubeSmart ........................................ United States 30,258 1,292,319
Digital Realty Trust, Inc. .............................. United States 23,255 3,332,209
Equinix, Inc. ....................................... United States 6,742 5,497,090
Extra Space Storage, Inc. ............................. United States 24,037 3,569,254
Iron Mountain, Inc. .................................. United States 9,582 824,435
National Storage REIT ............................... Australia 346,789 484,151
Weyerhaeuser Co. .................................. United States 17,354 508,125
15,507,583
Total Common Stocks (Cost $ 76,151,962 ) ....................................
100,922,887

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Global Real Estate VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 160 .
Short Term Investments 0.4%
a a
Principal
Amount
*
a
Value
a a a a a a
Repurchase Agreements 0.4%
c
Joint Repurchase Agreement , 4.356% , 4/01/25 (Maturity Value
$ 394,834 )
BNP Paribas Securities Corp. (Maturity Value $271,314)
Deutsche Bank Securities, Inc. (Maturity Value $28,558)
HSBC Securities (USA), Inc. (Maturity Value $94,962)
Collateralized by U.S. Government Agency Securities, 2.5% -
7.5%, 11/20/33 - 5/15/63; U.S. Treasury Bonds, 1.13%, 5/15/40;
and U.S. Treasury Notes, 1.25% - 4.88%, 6/30/28 - 10/31/28
(valued at $ 402,797 ) ............................... 394,786 $ 394,786
Total Repurchase Agreements (Cost $ 394,786 ) ................................
394,786
Total Short Term Investments (Cost $ 394,786 ) ................................
394,786
a
Total Investments (Cost $ 76,546,748 ) 99.9% ..................................
$101,317,673
Other Assets, less Liabilities 0.1% ...........................................
124,820
Net Assets 100.0% .........................................................
$101,442,493
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2025, the aggregate value of these securities was $2,002,393, representing 2.0% of net assets.
b
Non-income producing.
c
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2025, all repurchase agreements had been entered into on that date.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), March 31, 2025
Franklin Growth and Income VIP Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 81.6%
Aerospace & Defense 2.0%
L3Harris Technologies, Inc. ............................ United States 471 $ 98,585
RTX Corp. ........................................ United States 6,877 910,927
1,009,512
Air Freight & Logistics 0.2%
United Parcel Service, Inc. , B .......................... United States 1,158 127,368
Banks 7.2%
Bank of America Corp. ............................... United States 35,788 1,493,433
JPMorgan Chase & Co. ............................... United States 8,933 2,191,265
3,684,698
Beverages 2.9%
Coca-Cola Co. (The) ................................. United States 11,519 824,991
PepsiCo, Inc. ...................................... United States 4,380 656,737
1,481,728
Capital Markets 8.3%
Ares Management Corp. , A ............................ United States 2,025 296,885
BlackRock, Inc. ..................................... United States 906 857,511
Blackstone, Inc. .................................... United States 4,450 622,021
Charles Schwab Corp. (The) ........................... United States 12,532 981,005
Morgan Stanley ..................................... United States 12,840 1,498,043
4,255,465
Chemicals 1.9%
Corteva, Inc. ....................................... United States 6,613 416,156
Linde plc .......................................... United States 1,252 582,981
999,137
Commercial Services & Supplies 0.3%
Republic Services, Inc. , A ............................. United States 620 150,139
Communications Equipment 1.8%
Cisco Systems, Inc. ................................. United States 14,773 911,642
Consumer Finance 1.3%
American Express Co. ............................... United States 2,440 656,482
Consumer Staples Distribution & Retail 3.0%
Casey's General Stores, Inc. ........................... United States 983 426,661
Walmart, Inc. ...................................... United States 12,650 1,110,544
1,537,205
Electric Utilities 5.4%
Duke Energy Corp. .................................. United States 10,569 1,289,101
Evergy, Inc. ........................................ United States 6,522 449,692
NextEra Energy, Inc. ................................. United States 5,325 377,489
PPL Corp. ......................................... United States 18,134 654,819
2,771,101
Electrical Equipment 3.5%
Eaton Corp. plc ..................................... United States 4,241 1,152,831
Emerson Electric Co. ................................ United States 1,952 214,018
Hubbell, Inc. , B ..................................... United States 1,353 447,721
1,814,570
Electronic Equipment, Instruments & Components 1.1%
TE Connectivity plc .................................. Switzerland 4,135 584,358

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Growth and Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Energy Equipment & Services 0.4%
Schlumberger NV ................................... United States 5,380 $ 224,884
Financial Services 0.2%
Apollo Global Management, Inc. ........................ United States 735 100,651
Ground Transportation 0.6%
Norfolk Southern Corp. ............................... United States 1,200 284,220
Health Care Equipment & Supplies 2.6%
a
Boston Scientific Corp. ............................... United States 2,720 274,394
GE HealthCare Technologies, Inc. ....................... United States 4,735 382,162
Medtronic plc ...................................... United States 7,299 655,888
1,312,444
Health Care Providers & Services 3.7%
HCA Healthcare, Inc. ................................. United States 2,047 707,341
UnitedHealth Group, Inc. .............................. United States 2,323 1,216,671
1,924,012
Health Care REITs 1.7%
Ventas, Inc. ........................................ United States 12,518 860,738
Hotels, Restaurants & Leisure 1.2%
McDonald's Corp. ................................... United States 1,984 619,742
Household Products 2.9%
Procter & Gamble Co. (The) ........................... United States 8,756 1,492,198
Industrial REITs 1.3%
Prologis, Inc. ....................................... United States 5,815 650,059
Insurance 0.3%
Arthur J Gallagher & Co. .............................. United States 430 148,453
Interactive Media & Services 0.6%
Alphabet, Inc. , A .................................... United States 1,915 296,136
Life Sciences Tools & Services 1.7%
Danaher Corp. ..................................... United States 1,060 217,300
Thermo Fisher Scientific, Inc. .......................... United States 1,291 642,402
859,702
Machinery 2.7%
Caterpillar, Inc. ..................................... United States 1,388 457,762
Illinois Tool Works, Inc. ............................... United States 1,061 263,139
Parker-Hannifin Corp. ................................ United States 1,070 650,400
1,371,301
Oil, Gas & Consumable Fuels 7.8%
Canadian Natural Resources Ltd. ....................... Canada 16,859 519,257
Chevron Corp. ..................................... United States 11,549 1,932,032
Shell plc , ADR ...................................... United States 11,889 871,226
Suncor Energy, Inc. .................................. Canada 17,307 670,127
3,992,642
Pharmaceuticals 4.6%
AstraZeneca plc , ADR ................................ United Kingdom 8,656 636,216
Johnson & Johnson ................................. United States 8,929 1,480,785
Merck & Co., Inc. ................................... United States 2,900 260,304
2,377,305

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Growth and Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Residential REITs 1.6%
Mid-America Apartment Communities, Inc. ................ United States 4,821 $ 807,903
Semiconductors & Semiconductor Equipment 3.0%
Broadcom, Inc. ..................................... United States 3,457 578,805
KLA Corp. ......................................... United States 290 197,142
Texas Instruments, Inc. ............................... United States 4,267 766,780
1,542,727
Software 1.3%
Oracle Corp. ....................................... United States 4,730 661,301
Specialty Retail 2.4%
Lowe's Cos., Inc. .................................... United States 3,560 830,299
Tractor Supply Co. .................................. United States 7,403 407,905
1,238,204
Tobacco 0.9%
Philip Morris International, Inc. ......................... United States 2,767 439,206
Trading Companies & Distributors 1.2%
United Rentals, Inc. .................................. United States 1,019 638,607
Total Common Stocks (Cost $ 27,215,619 ) ....................................
41,825,840
Equity-Linked Securities 9.8%
Capital Markets 0.6%
b
Mizuho Markets Cayman LP into Charles Schwab Corp. (The) ,
144A, 7% , 12/23/25 ................................ United States 4,000 317,091
Chemicals 0.3%
b
Wells Fargo Bank NA into Huntsman Corp. , 144A, 8.5% , 6/03/25 United States 10,200 164,659
Consumer Finance 0.6%
b
Toronto-Dominion Bank (The) into American Express Co. , 144A,
6.5% , 3/13/26 .................................... United States 1,150 319,321
Consumer Staples Distribution & Retail 1.0%
b
Royal Bank of Canada into Tesco plc , 144A, 7.5% , 1/08/26 .... United Kingdom 5,300 290,308
b
UBS AG into Casey's General Stores, Inc. , 144A, 5% , 4/23/25 .. United States 600 218,985
509,293
Diversified Telecommunication Services 0.7%
b
Barclays Bank plc into Telenor ASA , 144A, 6% , 8/07/25 ....... Norway 2,400 343,177
Electrical Equipment 0.6%
b
Merrill Lynch BV into Hubbell, Inc. , 144A, 6.5% , 7/10/25 ...... United States 900 301,607
Energy Equipment & Services 0.6%
b
Jefferies Financial Group, Inc. into Schlumberger NV , 144A, 8% ,
10/17/25 ........................................ United States 7,500 319,787
Ground Transportation 0.6%
b
Royal Bank of Canada into Norfolk Southern Corp. , 144A, 6% ,
9/17/25 ......................................... United States 1,200 288,652
Health Care Providers & Services 1.1%
b
Citigroup Global Markets Holdings, Inc. into HCA Healthcare, Inc. ,
144A, 6% , 6/13/25 ................................. United States 900 307,162
b
National Bank of Canada into UnitedHealth Group, Inc. , 144A,
6.5% , 2/05/26 .................................... United States 500 260,189
567,351

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Growth and Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Equity-Linked Securities
(continued)
Interactive Media & Services 0.5%
b
Jefferies Financial Group, Inc. into Alphabet, Inc. , 144A, 7.5% ,
4/16/25 ......................................... United States 1,600 $ 248,079
Life Sciences Tools & Services 1.1%
b
Citigroup Global Markets Holdings, Inc. into Thermo Fisher
Scientific, Inc. , 144A, 5% , 10/22/25 .................... United States 500 256,116
b
Mizuho Markets Cayman LP into Danaher Corp. , 144A, 5% ,
5/15/25 ......................................... United States 1,500 309,797
565,913
Machinery 0.5%
b
Toronto-Dominion Bank (The) into Parker-Hannifin Corp. , 144A,
6.25% , 11/18/25 ................................... United States 400 246,828
Oil, Gas & Consumable Fuels 0.6%
b
Barclays Bank plc into Canadian Natural Resources Ltd. , 144A,
9% , 2/25/26 ...................................... Canada 10,400 321,549
Semiconductors & Semiconductor Equipment 0.6%
b
Citigroup Global Markets Holdings, Inc. into KLA Corp. , 144A,
8.5% , 12/04/25 ................................... United States 500 330,795
Software 0.4%
b
Royal Bank of Canada into Oracle Corp. , 144A, 9% , 3/20/26 ... United States 1,400 197,700
Total Equity-Linked Securities (Cost $ 5,301,563 ) ..............................
5,041,802
Convertible Preferred Stocks 5.5%
Aerospace & Defense 1.3%
Boeing Co. (The) , 6% ................................ United States 11,476 686,609
Capital Markets 1.0%
Ares Management Corp. , 6.75% , B ...................... United States 10,194 491,453
Electric Utilities 1.3%
NextEra Energy, Inc. , 6.926% .......................... United States 16,905 686,850
Financial Services 1.9%
Apollo Global Management, Inc. , 6.75% .................. United States 13,081 956,091
Total Convertible Preferred Stocks (Cost $ 2,607,713 ) ..........................
2,821,003
Total Long Term Investments (Cost $ 35,124,895 ) ..............................
49,688,645
a

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Growth and Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 160 .
Short Term Investments 3.0%
a a
Principal
Amount
*
a
Value
a a a a a a
Repurchase Agreements 3.0%
c
Joint Repurchase Agreement , 4.356% , 4/01/25 (Maturity Value
$ 1,550,850 )
BNP Paribas Securities Corp. (Maturity Value $1,065,682)
Deutsche Bank Securities, Inc. (Maturity Value $112,173)
HSBC Securities (USA), Inc. (Maturity Value $372,995)
Collateralized by U.S. Government Agency Securities, 2.5% -
7.5%, 11/20/33 - 5/15/63; U.S. Treasury Bonds, 1.13%, 5/15/40;
and U.S. Treasury Notes, 1.25% - 4.88%, 6/30/28 - 10/31/28
(valued at $ 1,582,128 ) .............................. 1,550,662 $ 1,550,662
Total Repurchase Agreements (Cost $ 1,550,662 ) ..............................
1,550,662
Total Short Term Investments (Cost $ 1,550,662 ) ...............................
1,550,662
a
Total Investments (Cost $ 36,675,557 ) 99.9% ..................................
$51,239,307
Other Assets, less Liabilities 0.1% ...........................................
60,659
Net Assets 100.0% .........................................................
$51,299,966
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2025, the aggregate value of these securities was $5,041,802, representing 9.8% of net assets.
c
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2025, all repurchase agreements had been entered into on that date.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), March 31, 2025
Franklin Income VIP Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 32.3%
Aerospace & Defense 1.3%
Lockheed Martin Corp. ............................... United States 65,000 $ 29,036,150
RTX Corp. ........................................ United States 90,000 11,921,400
40,957,550
Air Freight & Logistics 0.5%
United Parcel Service, Inc. , B .......................... United States 139,000 15,288,610
Banks 1.3%
Citigroup, Inc. ...................................... United States 50,000 3,549,500
Fifth Third Bancorp .................................. United States 200,000 7,840,000
JPMorgan Chase & Co. ............................... United States 100,000 24,530,000
Truist Financial Corp. ................................ United States 150,000 6,172,500
42,092,000
Beverages 1.7%
Coca-Cola Co. (The) ................................. United States 250,000 17,905,000
PepsiCo, Inc. ...................................... United States 230,000 34,486,200
52,391,200
Biotechnology 1.6%
AbbVie, Inc. ....................................... United States 140,000 29,332,800
Amgen, Inc. ....................................... United States 70,000 21,808,500
51,141,300
Building Products 0.5%
Johnson Controls International plc ....................... United States 200,000 16,022,000
Capital Markets 1.0%
Charles Schwab Corp. (The) ........................... United States 100,000 7,828,000
Morgan Stanley ..................................... United States 200,000 23,334,000
31,162,000
Chemicals 1.4%
Air Products and Chemicals, Inc. ........................ United States 80,000 23,593,600
Albemarle Corp. .................................... United States 155,008 11,163,676
LyondellBasell Industries NV , A ......................... United States 110,000 7,744,000
42,501,276
Communications Equipment 1.2%
Cisco Systems, Inc. ................................. United States 600,000 37,026,000
Consumer Staples Distribution & Retail 0.2%
Target Corp. ....................................... United States 50,000 5,218,000
Diversified Telecommunication Services 0.4%
Verizon Communications, Inc. .......................... United States 250,000 11,340,000
Electric Utilities 2.8%
Duke Energy Corp. .................................. United States 150,000 18,295,500
Edison International ................................. United States 75,000 4,419,000
NextEra Energy, Inc. ................................. United States 332,379 23,562,347
Southern Co. (The) .................................. United States 360,000 33,102,000
Xcel Energy, Inc. .................................... United States 130,000 9,202,700
88,581,547
Food Products 0.6%
Nestle SA , ADR .................................... United States 190,000 19,222,300
Ground Transportation 1.0%
Union Pacific Corp. .................................. United States 129,993 30,709,546

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Equipment & Supplies 0.3%
Medtronic plc ...................................... United States 100,000 $ 8,986,000
Hotels, Restaurants & Leisure 0.3%
McDonald's Corp. ................................... United States 30,000 9,371,100
Household Products 1.4%
Procter & Gamble Co. (The) ........................... United States 250,000 42,605,000
Industrial Conglomerates 0.3%
Honeywell International, Inc. ........................... United States 45,391 9,611,544
Machinery 0.1%
Caterpillar, Inc. ..................................... United States 12,500 4,122,500
Media 0.7%
Comcast Corp. , A ................................... United States 575,000 21,217,500
Metals & Mining 0.7%
Rio Tinto plc , ADR ................................... Australia 365,529 21,960,983
Multi-Utilities 0.9%
Dominion Energy, Inc. ................................ United States 300,000 16,821,000
Sempra, Inc. ....................................... United States 180,000 12,844,800
29,665,800
Oil, Gas & Consumable Fuels 5.1%
Chevron Corp. ..................................... United States 350,000 58,551,500
ConocoPhillips ..................................... United States 150,000 15,753,000
Exxon Mobil Corp. ................................... United States 425,000 50,545,250
Shell plc , ADR ...................................... United States 250,000 18,320,000
TotalEnergies SE , ADR ............................... France 250,000 16,172,500
159,342,250
Pharmaceuticals 3.9%
AstraZeneca plc , ADR ................................ United Kingdom 125,000 9,187,500
a,b
Bausch Health Cos., Inc. .............................. United States 200,000 1,294,000
a
Endo, Inc. ......................................... United States 187,928 4,510,272
Johnson & Johnson ................................. United States 350,000 58,044,000
Merck & Co., Inc. ................................... United States 250,000 22,440,000
Pfizer, Inc. ......................................... United States 1,059,816 26,855,738
122,331,510
Semiconductors & Semiconductor Equipment 1.5%
Analog Devices, Inc. ................................. United States 60,000 12,100,200
Marvell Technology, Inc. .............................. United States 50,000 3,078,500
Microchip Technology, Inc. ............................ United States 146,059 7,070,716
Micron Technology, Inc. ............................... United States 150,000 13,033,500
Texas Instruments, Inc. ............................... United States 75,000 13,477,500
48,760,416
Specialty Retail 0.9%
Home Depot, Inc. (The) ............................... United States 80,000 29,319,200
Tobacco 0.7%
Philip Morris International, Inc. ......................... United States 130,000 20,634,900
Total Common Stocks (Cost $ 811,673,889 ) ...................................
1,011,582,032
Equity-Linked Securities 15.4%
Aerospace & Defense 1.3%
c
Barclays Bank plc into RTX Corp. , 144A, 7.5% , 10/16/25 ...... United States 98,000 12,035,855

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Equity-Linked Securities
(continued)
Aerospace & Defense (continued)
c
Citigroup Global Markets Holdings, Inc. into Boeing Co. (The) ,
144A, 8.5% , 12/08/25 ............................... United States 79,900 $ 12,817,218
c
JPMorgan Chase Bank NA into Boeing Co. (The) , 144A, 10% ,
1/22/26 ......................................... United States 65,000 11,149,728
c
Wells Fargo Bank NA into Boeing Co. (The) , 144A, 9% , 6/17/25 United States 35,000 5,993,550
41,996,351
Banks 1.2%
c
JPMorgan Chase Bank NA into Truist Financial Corp. , 144A,
9.5% , 3/02/26 .................................... United States 168,000 6,942,046
c
UBS AG into Bank of America Corp. , 144A, 8% , 1/28/26 ...... United States 500,000 21,476,306
c
Wells Fargo Bank NA into Citigroup, Inc. , 144A, 8.5% , 2/25/26 .. United States 130,000 9,610,284
38,028,636
Broadline Retail 0.3%
c
Barclays Bank plc into Amazon.com, Inc. , 144A, 10% , 3/25/26 .. United States 50,000 9,795,612
Capital Markets 0.3%
c
Merrill Lynch International & Co. CV into Morgan Stanley , 144A,
9% , 7/14/25 ...................................... United States 100,000 10,452,279
Communications Equipment 0.2%
c
Royal Bank of Canada into Cisco Systems, Inc. , 144A, 8% ,
9/17/25 ......................................... United States 150,000 8,081,586
Consumer Staples Distribution & Retail 0.4%
c
Barclays Bank plc into Target Corp. , 144A, 10% , 12/29/25 ..... United States 75,000 8,227,358
c
UBS AG into Target Corp. , 144A, 10% , 9/15/25 ............. United States 28,200 3,020,892
11,248,250
Containers & Packaging 0.2%
c
BNP Paribas SA into International Paper Co. , 144A, 9% , 10/20/25 United States 125,000 6,307,844
Electric Utilities 0.5%
c
Wells Fargo Bank NA into NextEra Energy, Inc. , 144A, 8% ,
5/21/25 ......................................... United States 205,000 14,659,500
Energy Equipment & Services 0.5%
c
Merrill Lynch International & Co. CV into Halliburton Co. , 144A,
8.5% , 11/13/25 .................................... United States 225,000 5,895,772
c
Wells Fargo Bank NA into Schlumberger NV , 144A, 10% ,
11/26/25 ........................................ United States 206,500 8,732,948
14,628,720
Health Care Providers & Services 1.1%
c
Citigroup Global Markets Holdings, Inc. into UnitedHealth Group,
Inc. , 144A, 9% , 1/27/26 ............................. United States 15,000 7,807,751
c
JPMorgan Chase Bank NA into CVS Health Corp. , 144A, 9% ,
11/25/25 ........................................ United States 145,000 9,223,621
c
Wells Fargo Bank NA into CVS Health Corp. , 144A, 10% , 4/09/26 United States 150,000 10,110,196
c
Wells Fargo Bank NA into UnitedHealth Group, Inc. , 144A, 7% ,
7/14/25 ......................................... United States 17,000 8,579,807
35,721,375
Hotels, Restaurants & Leisure 0.6%
c
Toronto-Dominion Bank (The) into Starbucks Corp. , 144A, 9% ,
1/12/26 ......................................... United States 190,000 18,591,244
IT Services 0.5%
c
Barclays Bank plc into International Business Machines Corp. ,
144A, 8.5% , 6/09/25 ............................... United States 75,000 14,498,884

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Equity-Linked Securities
(continued)
Metals & Mining 1.3%
c
BNP Paribas Issuance BV into Freeport-McMoRan, Inc. , 144A,
10% , 8/12/25 ..................................... United States 350,000 $ 13,469,414
c
Citigroup Global Markets Holdings, Inc. into Newmont Corp. ,
144A, 9.5% , 2/18/26 ............................... United States 250,000 11,236,650
c
Mizuho Markets Cayman LP into Barrick Gold Corp. , 144A, 9% ,
7/01/25 ......................................... Canada 303,000 5,602,103
c
Mizuho Markets Cayman LP into Freeport-McMoRan, Inc. , 144A,
10% , 12/24/25 .................................... United States 250,000 9,684,782
39,992,949
Oil, Gas & Consumable Fuels 0.8%
c
JPMorgan Chase Bank NA into Exxon Mobil Corp. , 144A, 8.5% ,
11/03/25 ........................................ United States 50,000 5,745,074
c
Mizuho Markets Cayman LP into Exxon Mobil Corp. , 144A, 8.5% ,
4/07/26 ......................................... United States 159,000 18,599,409
24,344,483
Pharmaceuticals 0.4%
c
Mizuho Markets Cayman LP into Bristol-Myers Squibb Co. , 144A,
9.5% , 5/08/25 .................................... United States 230,000 12,625,979
Semiconductors & Semiconductor Equipment 3.5%
c
Barclays Bank plc into Microchip Technology, Inc. , 144A, 10% ,
10/14/25 ........................................ United States 135,000 6,944,461
c
BNP Paribas Issuance BV into Advanced Micro Devices, Inc. ,
144A, 10% , 3/02/26 ................................ United States 75,000 7,921,783
c
BNP Paribas Issuance BV into Applied Materials, Inc. , 144A,
10% , 12/10/25 .................................... United States 60,000 9,106,501
c
Citigroup Global Markets Holdings, Inc. into Intel Corp. , 144A,
10% , 3/03/26 ..................................... United States 541,000 12,769,167
c
Mizuho Markets Cayman LP into Intel Corp. , 144A, 10% , 12/08/25 United States 615,000 14,052,956
c
National Bank of Canada into Broadcom, Inc. , 144A, 11.5% ,
5/13/25 ......................................... United States 8,000 11,123,659
c
Royal Bank of Canada into Texas Instruments, Inc. , 144A, 8% ,
6/11/25 ......................................... United States 160,000 28,973,520
c
UBS AG into Analog Devices, Inc. , 144A, 9% , 9/17/25 ........ United States 34,000 6,995,084
c
Wells Fargo Bank NA into QUALCOMM, Inc. , 144A, 10% ,
10/22/25 ........................................ United States 68,500 10,832,755
108,719,886
Software 1.1%
c
Merrill Lynch BV into Microsoft Corp , 144A, 7.5% , 10/06/25 .... United States 25,600 9,883,538
c
Merrill Lynch International & Co. CV into Microsoft Corp. , 144A,
7% , 3/09/26 ...................................... United States 32,655 12,510,873
c
UBS AG into Oracle Corp. , 144A, 9% , 6/10/25 .............. United States 105,000 13,822,830
36,217,241
Specialty Retail 0.3%
c
J.P. Morgan Structured Products BV into Home Depot, Inc. (The) ,
144A, 8% , 10/15/25 ................................ United States 25,000 9,122,340
Technology Hardware, Storage & Peripherals 0.7%
c
Barclays Bank plc into Dell Technologies Inc , 144A, 12% , 9/03/25 United States 75,000 7,118,873
c
Mizuho Markets Cayman LP into Hewlett Packard Enterprise Co. ,
144A, 9.5% , 9/30/25 ............................... United States 400,000 6,208,937
c
UBS AG into Apple, Inc. , 144A, 7% , 4/02/25 ............... United States 39,000 7,466,028
20,793,838

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Equity-Linked Securities
(continued)
Textiles, Apparel & Luxury Goods 0.2%
c
Goldman Sachs International Bank into NIKE, Inc. , 144A, 9% ,
3/31/26 ......................................... United States 100,000 $ 6,732,578
Total Equity-Linked Securities (Cost $ 498,588,474 ) ............................
482,559,575
Convertible Preferred Stocks 1.4%
Aerospace & Defense 0.4%
Boeing Co. (The) , 6% ................................ United States 240,000 14,359,200
Capital Markets 0.1%
Ares Management Corp. , 6.75% , B ...................... United States 50,000 2,410,500
Chemicals 0.3%
Albemarle Corp. , 7.25% .............................. United States 230,000 8,199,500
Electric Utilities 0.1%
NextEra Energy, Inc. , 7.234% .......................... United States 50,000 2,277,500
Financial Services 0.5%
a
FNMA , 5.375% ..................................... United States 475 17,218,750
a
Total Convertible Preferred Stocks (Cost $ 65,806,042 ) .........................
44,465,450
Principal
Amount
*
Corporate Bonds 37.5%
Aerospace & Defense 1.6%
Boeing Co. (The) , Senior Note , 5.15% , 5/01/30 .............
United States 25,000,000 25,168,585
c
Bombardier, Inc. , Senior Note , 144A, 7.25% , 7/01/31 ......... Canada 4,250,000 4,269,769
c
TransDigm, Inc. ,
Senior Secured Note , 144A, 6.75% , 8/15/28 ............. United States 5,000,000 5,079,270
Senior Secured Note , 144A, 6.625% , 3/01/32 ............ United States 15,000,000 15,209,915
49,727,539
Automobile Components 0.3%
c
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% ,
10/15/29 ........................................ United States 11,945,000 9,098,084
Automobiles 0.8%
Ford Motor Co. ,
Senior Bond , 3.25% , 2/12/32 ......................... United States 3,000,000 2,473,720
Senior Bond , 6.1% , 8/19/32 .......................... United States 7,000,000 6,866,445
General Motors Co. ,
Senior Bond , 5.6% , 10/15/32 ......................... United States 5,000,000 4,960,844
Senior Bond , 5.15% , 4/01/38 ......................... United States 13,500,000 12,230,572
26,531,581
Banks 3.3%
Barclays plc ,
Senior Bond , 5.746% to 8/08/32, FRN thereafter , 8/09/33 ... United Kingdom 15,000,000 15,250,071
Senior Bond , 7.437% to 11/01/32, FRN thereafter , 11/02/33 .. United Kingdom 10,000,000 11,165,823
Citigroup, Inc. , Senior Bond , 6.27% to 11/16/32, FRN thereafter ,
11/17/33 ........................................ United States 24,500,000 26,011,008
JPMorgan Chase & Co. ,
d
NN , Junior Sub. Bond , 6.875% to 5/31/29, FRN thereafter ,
Perpetual ....................................... United States 5,000,000 5,263,995
d
OO , Junior Sub. Bond , 6.5% to 3/31/30, FRN thereafter ,
Perpetual ....................................... United States 3,000,000 3,077,829
Senior Bond , 6.254% to 10/22/33, FRN thereafter , 10/23/34 . United States 3,000,000 3,223,075

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
PNC Financial Services Group, Inc. (The) , Senior Bond , 6.037%
to 10/27/32, FRN thereafter , 10/28/33 ................... United States 8,000,000 $ 8,402,143
Truist Financial Corp. , Sub. Bond , 4.916% to 7/27/32, FRN
thereafter , 7/28/33 ................................. United States 4,000,000 3,819,659
US Bancorp , Senior Bond , 5.85% to 10/20/32, FRN thereafter ,
10/21/33 ........................................ United States 10,000,000 10,367,693
Wells Fargo & Co. , Senior Bond , 5.557% to 7/24/33, FRN
thereafter , 7/25/34 ................................. United States 15,500,000 15,777,693
102,358,989
Building Products 0.7%
c
Camelot Return Merger Sub, Inc. , Senior Secured Note , 144A,
8.75% , 8/01/28 ................................... United States 6,900,000 5,692,569
c
EMRLD Borrower LP / Emerald Co-Issuer, Inc. , Senior Secured
Note , 144A, 6.625% , 12/15/30 ........................ United States 11,000,000 11,018,625
c
Quikrete Holdings, Inc. , Senior Secured Note , 144A, 6.375% ,
3/01/32 ......................................... United States 6,500,000 6,546,573
23,257,767
Capital Markets 1.3%
Goldman Sachs Group, Inc. (The) , Senior Bond , 6.561% to
10/23/33, FRN thereafter , 10/24/34 ..................... United States 17,000,000 18,562,555
Morgan Stanley ,
Senior Bond , 6.342% to 10/17/32, FRN thereafter , 10/18/33 . United States 8,650,000 9,283,145
Senior Bond , 5.25% to 4/20/33, FRN thereafter , 4/21/34 .... United States 5,700,000 5,705,170
Senior Bond , 6.627% to 10/31/33, FRN thereafter , 11/01/34 .. United States 6,000,000 6,546,591
40,097,461
Chemicals 1.2%
Celanese US Holdings LLC , Senior Note , 6.415% , 7/15/27 ....
United States 12,000,000 12,206,342
c
International Flavors & Fragrances, Inc. , Senior Bond , 144A,
2.3% , 11/01/30 .................................... United States 5,500,000 4,756,264
b ,c
Rain Carbon, Inc. , Senior Secured Note , 144A, 12.25% , 9/01/29 United States 7,300,000 7,763,886
c
SCIH Salt Holdings, Inc. ,
Senior Note , 144A, 6.625% , 5/01/29 ................... United States 5,500,000 5,290,052
Senior Secured Note , 144A, 4.875% , 5/01/28 ............ United States 8,888,000 8,461,890
38,478,434
Commercial Services & Supplies 0.1%
c
RR Donnelley & Sons Co. , Senior Secured Note , 144A, 9.5% ,
8/01/29 ......................................... United States 2,000,000 1,983,032
Communications Equipment 0.7%
c
CommScope LLC ,
Senior Note , 144A, 8.25% , 3/01/27 .................... United States 10,000,000 9,481,917
Senior Note , 144A, 7.125% , 7/01/28 ................... United States 9,846,000 8,722,192
Senior Secured Note , 144A, 4.75% , 9/01/29 ............. United States 3,000,000 2,670,899
20,875,008
Consumer Finance 1.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Bond , 5.3% , 1/19/34 .......................... Ireland 5,000,000 4,973,401
Capital One Financial Corp. ,
Senior Note , 3.273% to 2/28/29, FRN thereafter , 3/01/30 .... United States 7,000,000 6,564,596
Senior Note , 5.247% to 7/25/29, FRN thereafter , 7/26/30 .... United States 6,070,000 6,111,054
Ford Motor Credit Co. LLC ,
Senior Note , 4.95% , 5/28/27 ......................... United States 15,000,000 14,785,956
Senior Note , 7.35% , 3/06/30 ......................... United States 1,500,000 1,570,517

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Consumer Finance (continued)
General Motors Financial Co., Inc. , Senior Bond , 6.4% , 1/09/33 .
United States 5,000,000 $ 5,159,407
39,164,931
Consumer Staples Distribution & Retail 0.1%
c
7-Eleven, Inc. , Senior Bond , 144A, 1.8% , 2/10/31 ........... United States 3,000,000 2,487,954
Containers & Packaging 1.3%
c
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. ,
Senior Note , 144A, 5.25% , 8/15/27 .................... United States 10,700,000 4,953,078
Senior Secured Note , 144A, 4.125% , 8/15/26 ............ United States 11,000,000 10,118,405
c
Clydesdale Acquisition Holdings, Inc. , Senior Secured Note ,
144A, 6.75% , 4/15/32 ............................... United States 4,000,000 4,030,911
c
Mauser Packaging Solutions Holding Co. ,
Secured Note , 144A, 9.25% , 4/15/27 ................... United States 16,932,000 15,992,669
Senior Secured Note , 144A, 7.875% , 4/15/27 ............ United States 7,000,000 6,868,750
41,963,813
Diversified REITs 0.3%
VICI Properties LP , Senior Bond , 5.125% , 5/15/32 ...........
United States 10,000,000 9,796,438
Diversified Telecommunication Services 1.0%
c
CCO Holdings LLC / CCO Holdings Capital Corp. ,
Senior Bond , 144A, 5.125% , 5/01/27 ................... United States 3,000,000 2,957,156
Senior Bond , 144A, 5% , 2/01/28 ...................... United States 10,000,000 9,713,305
Senior Bond , 144A, 4.75% , 3/01/30 .................... United States 2,500,000 2,320,954
Senior Note , 144A, 6.375% , 9/01/29 ................... United States 17,500,000 17,461,473
32,452,888
Electric Utilities 1.8%
NextEra Energy Capital Holdings, Inc. , Senior Bond , 5.25% ,
3/15/34 ......................................... United States 8,000,000 8,008,820
c
NRG Energy, Inc. , Senior Note , 144A, 5.75% , 7/15/29 ........ United States 20,000,000 19,724,218
Southern Co. (The) ,
2025 , Junior Sub. Bond , 6.375% to 3/14/35, FRN thereafter ,
3/15/55 ......................................... United States 1,000,000 1,026,463
Senior Bond , 5.7% , 10/15/32 ......................... United States 10,000,000 10,398,648
c
Vistra Operations Co. LLC ,
Senior Note , 144A, 4.375% , 5/01/29 ................... United States 10,505,000 9,984,436
Senior Note , 144A, 7.75% , 10/15/31 ................... United States 4,700,000 4,926,233
Senior Note , 144A, 6.875% , 4/15/32 ................... United States 2,800,000 2,856,255
56,925,073
Electrical Equipment 0.2%
Regal Rexnord Corp. , Senior Note , 6.4% , 4/15/33 ...........
United States 5,000,000 5,192,238
Energy Equipment & Services 0.5%
c
Weatherford International Ltd. , Senior Note , 144A, 8.625% ,
4/30/30 ......................................... United States 14,500,000 14,733,029
Food Products 0.4%
JBS USA Holding Lux SARL / JBS USA Food Co. / JBS Lux Co.
SARL , Senior Note , 5.75% , 4/01/33 .................... United States 8,000,000 8,132,280
Pilgrim's Pride Corp. , Senior Bond , 6.25% , 7/01/33 ..........
United States 4,000,000 4,145,548
12,277,828
Ground Transportation 0.1%
c
Ashtead Capital, Inc. , Senior Note , 144A, 4.25% , 11/01/29 .... United Kingdom 4,500,000 4,334,778

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Equipment & Supplies 0.7%
GE HealthCare Technologies, Inc. , Senior Note , 5.905% , 11/22/32
United States 7,500,000 $ 7,918,437
c
Medline Borrower LP ,
Senior Note , 144A, 5.25% , 10/01/29 ................... United States 4,000,000 3,841,054
Senior Secured Note , 144A, 3.875% , 4/01/29 ............ United States 10,000,000 9,354,184
21,113,675
Health Care Providers & Services 6.3%
Centene Corp. , Senior Note , 4.625% , 12/15/29 .............
United States 10,000,000 9,588,234
c
CHS/Community Health Systems, Inc. ,
Secured Note , 144A, 6.875% , 4/15/29 .................. United States 41,250,000 26,791,413
Senior Note , 144A, 6.875% , 4/01/28 ................... United States 25,000,000 16,575,618
Senior Secured Note , 144A, 8% , 12/15/27 ............... United States 5,000,000 4,952,507
Senior Secured Note , 144A, 10.875% , 1/15/32 ........... United States 25,500,000 25,153,730
CVS Health Corp. , Senior Bond , 5.25% , 2/21/33 ............
United States 5,000,000 4,938,533
c
DaVita, Inc. ,
Senior Bond , 144A, 3.75% , 2/15/31 .................... United States 2,500,000 2,178,667
Senior Note , 144A, 4.625% , 6/01/30 ................... United States 20,000,000 18,427,834
HCA, Inc. , Senior Bond , 5.5% , 6/01/33 ...................
United States 10,000,000 10,041,290
c
MPH Acquisition Holdings LLC , Senior Secured Note , 144A,
5.75% , 12/31/30 ................................... United States 4,311,514 3,130,892
Tenet Healthcare Corp. ,
Secured Note , 6.25% , 2/01/27 ........................ United States 24,031,000 24,060,943
Senior Note , 6.125% , 10/01/28 ....................... United States 19,400,000 19,323,365
Senior Secured Note , 6.125% , 6/15/30 ................. United States 12,500,000 12,457,830
Senior Secured Note , 6.75% , 5/15/31 .................. United States 10,000,000 10,152,417
UnitedHealth Group, Inc. , Senior Bond , 5.35% , 2/15/33 .......
United States 10,000,000 10,256,195
198,029,468
Hotels, Restaurants & Leisure 2.2%
c
Caesars Entertainment, Inc. ,
b
Senior Note , 144A, 6% , 10/15/32 ..................... United States 12,500,000 11,684,055
Senior Secured Note , 144A, 7% , 2/15/30 ................ United States 6,250,000 6,339,525
c
Carnival Corp. , Senior Note , 144A, 7.625% , 3/01/26 ......... United States 20,000,000 20,018,361
c
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co.,
Inc. ,
Senior Note , 144A, 6.75% , 1/15/30 .................... United States 4,100,000 3,549,113
Senior Secured Note , 144A, 4.625% , 1/15/29 ............ United States 3,500,000 3,226,320
c
NCL Corp. Ltd. , Senior Note , 144A, 6.75% , 2/01/32 .......... United States 2,000,000 1,976,995
c
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. , Senior
Bond , 144A, 5.25% , 5/15/27 .......................... United States 6,000,000 5,940,977
c
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. , Senior
Note , 144A, 6.25% , 3/15/33 .......................... United States 15,000,000 14,623,206
67,358,552
Independent Power and Renewable Electricity Producers 0.8%
c
Calpine Corp. ,
Senior Note , 144A, 5.125% , 3/15/28 ................... United States 12,500,000 12,310,107
Senior Secured Note , 144A, 4.5% , 2/15/28 .............. United States 5,000,000 4,851,253
c ,d
Vistra Corp. , Junior Sub. Bond , 144A, 7% to 12/14/26, FRN
thereafter , Perpetual ............................... United States 7,800,000 7,904,894
25,066,254
Media 0.7%
c
Clear Channel Outdoor Holdings, Inc. ,
Senior Note , 144A, 7.75% , 4/15/28 .................... United States 2,800,000 2,410,215
Senior Note , 144A, 7.5% , 6/01/29 ..................... United States 7,000,000 5,789,677
Senior Secured Note , 144A, 5.125% , 8/15/27 ............ United States 5,582,436 5,400,693

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Media (continued)
c
Stagwell Global LLC , Senior Note , 144A, 5.625% , 8/15/29 ..... United States 5,000,000 $ 4,766,643
c
Univision Communications, Inc. , Senior Secured Note , 144A,
6.625% , 6/01/27 ................................... United States 4,500,000 4,466,468
22,833,696
Metals & Mining 1.3%
c
Alcoa Nederland Holding BV , Senior Note , 144A, 4.125% , 3/31/29 United States 8,500,000 7,887,793
ArcelorMittal SA , Senior Bond , 6.8% , 11/29/32 ..............
Luxembourg 12,000,000 12,921,300
c
Cleveland-Cliffs, Inc. , Senior Note , 144A, 7.375% , 5/01/33 .... United States 3,000,000 2,881,770
c
FMG Resources August 2006 Pty. Ltd. ,
Senior Bond , 144A, 4.375% , 4/01/31 ................... Australia 6,000,000 5,424,556
Senior Note , 144A, 5.875% , 4/15/30 ................... Australia 5,000,000 4,941,926
Freeport-McMoRan, Inc. , Senior Bond , 4.625% , 8/01/30 ......
United States 8,000,000 7,822,048
41,879,393
Oil, Gas & Consumable Fuels 2.8%
c
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note , 144A, 11% , 4/15/26 ...................... United States 13,186,000 13,275,124
Senior Note , 144A, 8.125% , 1/15/27 ................... United States 8,820,000 8,150,890
Senior Secured Note , 144A, 9.25% , 7/15/29 ............. United States 5,500,000 5,685,625
c
Expand Energy Corp. , Senior Note , 144A, 5.875% , 2/01/29 .... United States 9,500,000 9,490,278
c
Hilcorp Energy I LP / Hilcorp Finance Co. , Senior Bond , 144A,
7.25% , 2/15/35 ................................... United States 4,000,000 3,825,128
Kinder Morgan, Inc. , Senior Bond , 5.4% , 2/01/34 ............
United States 8,000,000 7,995,311
c
Matador Resources Co. , Senior Note , 144A, 6.25% , 4/15/33 ... United States 3,500,000 3,422,754
Occidental Petroleum Corp. ,
Senior Bond , 6.625% , 9/01/30 ........................ United States 6,000,000 6,307,032
Senior Bond , 5.55% , 10/01/34 ........................ United States 3,000,000 2,933,093
c
Venture Global LNG, Inc. ,
d
Junior Sub. Bond , 144A, 9% to 9/29/29, FRN thereafter ,
Perpetual ....................................... United States 10,250,000 9,735,233
Senior Secured Note , 144A, 8.125% , 6/01/28 ............ United States 5,000,000 5,112,282
Senior Secured Note , 144A, 8.375% , 6/01/31 ............ United States 7,500,000 7,611,795
Williams Cos., Inc. (The) , Senior Bond , 5.65% , 3/15/33 .......
United States 5,000,000 5,125,362
88,669,907
Passenger Airlines 1.2%
c
American Airlines, Inc. , Senior Secured Note , 144A, 8.5% ,
5/15/29 ......................................... United States 7,000,000 7,110,749
c
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. , Senior
Secured Note , 144A, 5.5% , 4/20/26 .................... United States 6,250,000 6,237,627
c
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note ,
144A, 4.75% , 10/20/28 .............................. United States 10,000,000 9,961,548
c
JetBlue Airways Corp. / JetBlue Loyalty LP , Senior Secured Note ,
144A, 9.875% , 9/20/31 .............................. United States 7,000,000 6,915,591
c
United Airlines, Inc. , Senior Secured Note , 144A, 4.625% , 4/15/29 United States 8,750,000 8,286,557
38,512,072
Personal Care Products 0.1%
c
Opal Bidco SAS , Senior Secured Note , 144A, 6.5% , 3/31/32 ... France 2,750,000 2,750,000

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Pharmaceuticals 0.7%
c
1375209 BC Ltd. , Senior Secured Note , 144A, 9% , 1/30/28 .... Canada 6,374,000 $ 6,373,048
b ,c
Endo Finance Holdings, Inc. , Senior Secured Note , 144A, 8.5% ,
4/15/31 ......................................... United States 4,000,000 4,175,104
Teva Pharmaceutical Finance Netherlands III BV , Senior Note ,
6.75% , 3/01/28 ................................... Israel 10,000,000 10,264,490
20,812,642
Semiconductors & Semiconductor Equipment 0.7%
c
Broadcom, Inc. , Senior Bond , 144A, 4.15% , 4/15/32 ......... United States 10,000,000 9,488,909
Micron Technology, Inc. ,
Senior Bond , 5.875% , 2/09/33 ........................ United States 4,000,000 4,144,722
Senior Note , 6.75% , 11/01/29 ........................ United States 8,000,000 8,585,555
22,219,186
Software 0.5%
Oracle Corp. , Senior Bond , 6.25% , 11/09/32 ...............
United States 6,750,000 7,201,370
Workday, Inc. , Senior Bond , 3.8% , 4/01/32 ................
United States 10,000,000 9,259,615
16,460,985
Specialized REITs 0.2%
American Tower Corp. , Senior Bond , 5.65% , 3/15/33 .........
United States 5,000,000 5,155,851
Specialty Retail 0.4%
Lowe's Cos., Inc. , Senior Bond , 5% , 4/15/33 ...............
United States 13,000,000 12,952,221
Technology Hardware, Storage & Peripherals 0.5%
Hewlett Packard Enterprise Co. , Senior Bond , 5% , 10/15/34 ...
United States 6,000,000 5,847,661
HP, Inc. , Senior Bond , 5.5% , 1/15/33 .....................
United States 10,000,000 10,145,763
15,993,424
Tobacco 0.2%
BAT Capital Corp. , Senior Bond , 6.421% , 8/02/33 ...........
United Kingdom 6,000,000 6,406,801
Trading Companies & Distributors 0.7%
United Rentals North America, Inc. ,
Senior Bond , 4.875% , 1/15/28 ........................ United States 12,800,000 12,591,292
c
Senior Secured Note , 144A, 6% , 12/15/29 ............... United States 8,000,000 8,137,831
20,729,123
Wireless Telecommunication Services 0.5%
Sprint LLC , Senior Note , 7.625% , 3/01/26 .................
United States 7,500,000 7,618,902
T-Mobile USA, Inc. , Senior Bond , 5.2% , 1/15/33 ............
United States 7,500,000 7,562,268
15,181,170
Total Corporate Bonds (Cost $ 1,177,473,416 ) .................................
1,173,861,285
Senior Floating Rate Interests 0.6%
Containers & Packaging 0.1%
e
Clydesdale Acquisition Holdings, Inc., First Lien 2025 Incremental
Closing Date CME Term Loan, B , 7.548% , ( 3-month SOFR +
3.25% ), 4/01/32 ................................... United States 3,931,271 3,914,072
Health Care Providers & Services 0.1%
e
MPH Acquisition Holdings LLC, First Lien, Exchange First Out
CME Term Loan , 8.037% , ( 3-month SOFR + 3.75% ), 12/31/30 United States 1,592,498 1,580,841

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
IT Services 0.2%
e
Twitter, Inc., First Lien, CME Term Loan, B1 , 10.979% , ( 3-month
SOFR + 6.5% ), 10/26/29 ............................ United States 7,750,000 $ 7,711,250
Personal Care Products 0.2%
e
Opal US LLC, First Lien CME Term Loan , 7.385% , ( 3-month
SOFR + 3.25% ), 3/31/32 ............................ United States 5,750,000 5,721,250
Total Senior Floating Rate Interests (Cost $ 18,733,365 ) ........................
18,927,413
U.S. Government and Agency Securities 5.1%
U.S. Treasury Bonds ,
3%, 8/15/52 ..................................... United States 40,000,000 29,796,094
3.625%, 5/15/53 .................................. United States 42,500,000 35,812,061
4.125%, 8/15/53 .................................. United States 21,000,000 19,357,324
4.5%, 11/15/54 ................................... United States 10,000,000 9,856,250
U.S. Treasury Notes , 2.875%, 5/15/32 ....................
United States 70,000,000 64,771,875
Total U.S. Government and Agency Securities (Cost $ 171,292,161 ) ..............
159,593,604
Asset-Backed Securities 0.3%
Passenger Airlines 0.3%
United Airlines Pass-Through Trust ,
2020-1 , A , 5.875% , 10/15/27 ......................... United States 4,262,146 4,344,476
2023-1 , A , 5.8% , 1/15/36 ............................ United States 6,018,478 6,122,209
10,466,685
a a a a a a
Total Asset-Backed Securities (Cost $ 10,280,624 ) .............................
10,466,685
Mortgage-Backed Securities 5.6%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 3.3%
FHLMC Pool, 30 Year , 5%, 5/01/53 ...................... United States 16,036,064 15,756,670
FHLMC Pool, 30 Year , 5%, 11/01/54 ..................... United States 27,090,323 26,567,418
FHLMC Pool, 30 Year , 5.5%, 11/01/54 .................... United States 16,624,705 16,611,097
FHLMC Pool, 30 Year , 5.5%, 7/01/53 - 2/01/55 ............. United States 30,670,780 30,669,272
FHLMC Pool, 30 Year , 6%, 1/01/55 - 2/01/55 ............... United States 14,249,659 14,478,998
104,083,455
Federal National Mortgage Association (FNMA) Fixed Rate 1.2%
FNMA, 30 Year , 4%, 8/01/49 ........................... United States 1,293,350 1,223,150
FNMA, 30 Year , 5%, 5/01/53 - 11/01/53 ................... United States 29,617,116 29,101,328
FNMA, 30 Year , 5.5%, 11/01/54 ......................... United States 6,798,440 6,792,876
37,117,354
Government National Mortgage Association (GNMA) Fixed Rate 1.1%
GNMA II, Single-family, 30 Year , 5.5%, 3/20/55 ............. United States 6,000,000 6,017,837
GNMA II, Single-family, 30 Year , 6%, 1/20/55 - 3/20/55 ....... United States 27,240,831 27,674,837
33,692,674
Total Mortgage-Backed Securities (Cost $ 173,576,453 ) .........................
174,893,483
Shares
a
Escrows and Litigation Trusts 0.0%
a,b,f
Endo, Inc., Escrow Account ............................ United States 12,929,000 —
Total Escrows and Litigation Trusts (Cost $ – ) .................................
—
Total Long Term Investments (Cost $ 2,927,424,424 ) ...........................
3,076,349,527
a

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 160 .
Short Term Investments 1.8%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.8%
g
U.S. Treasury Bills , 3 .96% , 4/15/25 ...................... United States 25,000,000 $ 24,958,801
Total U.S. Government and Agency Securities (Cost $ 24,959,118 ) ...............
24,958,801
Shares
Money Market Funds 0.7%
h,i
Institutional Fiduciary Trust - Money Market Portfolio , 4.052% .. United States 23,144,428 23,144,428
Total Money Market Funds (Cost $ 23,144,428 ) ................................
23,144,428
Investments from Cash Collateral Received for
Loaned Securities 0.3%
Money Market Funds 0.3%
h,i
Institutional Fiduciary Trust - Money Market Portfolio , 4.052% .. United States 8,133,000 8,133,000
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $ 8,133,000 ) ..........................................................
8,133,000
Total Short Term Investments (Cost $ 56,236,546 ) ..............................
56,236,229
a
Total Investments (Cost $ 2,983,660,970 ) 100.0% ..............................
$3,132,585,756
Other Assets, less Liabilities 0.0%
†
..........................................
1,539,541
Net Assets 100.0% .........................................................
$3,134,125,297
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at March 31, 2025.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2025, the aggregate value of these securities was $1,104,614,635, representing 35.2% of net assets.
d
Perpetual security with no stated maturity date.
e
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
f
Fair valued using significant unobservable inputs. See Note 7 regarding fair value measurements.
g
The rate shown represents the yield at period end.
h
See Note 6 regarding investments in affiliated management investment companies.
i
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), March 31, 2025
Franklin Large Cap Growth VIP Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 97.8%
Aerospace & Defense 2.7%
a
Axon Enterprise, Inc. ................................. United States 3,862 $ 2,031,219
a
Standardaero, Inc. .................................. United States 10,600 282,384
2,313,603
Automobiles 1.2%
a
Tesla, Inc. ......................................... United States 3,843 995,952
Biotechnology 0.4%
a
Vaxcyte, Inc. ....................................... United States 9,902 373,899
Broadline Retail 6.3%
a
Amazon.com, Inc. ................................... United States 27,989 5,325,187
Building Products 1.4%
Trane Technologies plc ............................... United States 3,627 1,222,009
Capital Markets 3.7%
Ares Management Corp. , A ............................ United States 10,193 1,494,396
MSCI, Inc. , A ....................................... United States 950 537,225
S&P Global, Inc. .................................... United States 2,115 1,074,631
3,106,252
Chemicals 2.1%
Linde plc .......................................... United States 3,804 1,771,295
Commercial Services & Supplies 1.9%
Republic Services, Inc. , A ............................. United States 6,489 1,571,376
Construction Materials 0.7%
Martin Marietta Materials, Inc. .......................... United States 1,267 605,791
Electrical Equipment 1.1%
Eaton Corp. plc ..................................... United States 1,971 535,777
GE Vernova, Inc. .................................... United States 1,305 398,390
934,167
Electronic Equipment, Instruments & Components 0.7%
Amphenol Corp. , A .................................. United States 9,092 596,344
Entertainment 3.6%
a
Netflix, Inc. ........................................ United States 2,473 2,306,147
a
ROBLOX Corp. , A ................................... United States 13,603 792,919
3,099,066
Financial Services 4.0%
Mastercard, Inc. , A .................................. United States 6,192 3,393,959
Food Products 0.6%
a
Freshpet, Inc. ...................................... United States 6,341 527,381
Ground Transportation 0.8%
a
Uber Technologies, Inc. ............................... United States 9,870 719,128
Health Care Equipment & Supplies 3.3%
a
Boston Scientific Corp. ............................... United States 4,442 448,109
a
Dexcom, Inc. ....................................... United States 10,100 689,729
a
Intuitive Surgical, Inc. ................................ United States 3,337 1,652,716
2,790,554
Health Care Providers & Services 3.4%
McKesson Corp. .................................... United States 1,675 1,127,258
UnitedHealth Group, Inc. .............................. United States 3,412 1,787,035
2,914,293

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Large Cap Growth VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Hotels, Restaurants & Leisure 2.2%
a
Chipotle Mexican Grill, Inc. , A .......................... United States 26,830 $ 1,347,135
Wingstop, Inc. ...................................... United States 2,428 547,708
1,894,843
Interactive Media & Services 10.8%
Alphabet, Inc. , A .................................... United States 17,226 2,663,829
Meta Platforms, Inc. , A ............................... United States 10,420 6,005,671
a
Pinterest, Inc. , A .................................... United States 17,504 542,624
9,212,124
IT Services 0.6%
a
Gartner, Inc. ....................................... United States 1,107 464,652
Life Sciences Tools & Services 1.4%
a
Tempus AI, Inc. , A ................................... United States 1,600 77,184
Thermo Fisher Scientific, Inc. .......................... United States 1,086 540,393
West Pharmaceutical Services, Inc. ...................... United States 2,510 561,939
1,179,516
Machinery 0.8%
Parker-Hannifin Corp. ................................ United States 1,046 635,811
Personal Care Products 1.5%
a
BellRing Brands, Inc. ................................. United States 12,789 952,269
a
Oddity Tech Ltd. , A .................................. Israel 8,154 352,742
1,305,011
Pharmaceuticals 3.6%
Eli Lilly & Co. ...................................... United States 3,676 3,036,045
Professional Services 1.8%
TransUnion ........................................ United States 9,037 749,981
Verisk Analytics, Inc. , A ............................... United States 2,730 812,502
1,562,483
Real Estate Management & Development 0.9%
a
CoStar Group, Inc. .................................. United States 9,346 740,484
Semiconductors & Semiconductor Equipment 11.5%
Analog Devices, Inc. ................................. United States 3,694 744,969
Broadcom, Inc. ..................................... United States 13,477 2,256,454
a
Lattice Semiconductor Corp. ........................... United States 10,668 559,537
Monolithic Power Systems, Inc. ......................... United States 1,955 1,133,861
NVIDIA Corp. ...................................... United States 46,629 5,053,651
9,748,472
Software 16.6%
a
AppLovin Corp. , A ................................... United States 2,252 596,712
a
Confluent, Inc. , A .................................... United States 9,544 223,711
a
Crowdstrike Holdings, Inc. , A ........................... United States 4,487 1,582,027
a
Fair Isaac Corp. .................................... United States 710 1,309,354
a
HubSpot, Inc. ...................................... United States 995 568,434
Microsoft Corp. ..................................... United States 14,424 5,414,625
a
Monday.com Ltd. .................................... United States 2,134 518,903
Oracle Corp. ....................................... United States 4,490 627,747
a
SailPoint, Inc. ...................................... United States 2,500 46,875
Salesforce, Inc. ..................................... United States 3,611 969,048
a
ServiceNow, Inc. .................................... United States 1,557 1,239,590

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Large Cap Growth VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 160 .
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software (continued)
a
Synopsys, Inc. ..................................... United States 2,343 $ 1,004,796
14,101,822
Specialty Retail 1.3%
a
AutoZone, Inc. ..................................... United States 296 1,128,583
Technology Hardware, Storage & Peripherals 5.6%
Apple, Inc. ........................................ United States 21,508 4,777,572
Wireless Telecommunication Services 1.3%
T-Mobile US, Inc. ................................... United States 4,190 1,117,515
Total Common Stocks (Cost $ 36,723,796 ) ....................................
83,165,189
Short Term Investments 1.6%
a a
Principal
Amount
*
a
Value
a a a a a a
Repurchase Agreements 1.6%
b
Joint Repurchase Agreement , 4.356% , 4/01/25 (Maturity Value
$ 1,364,645 )
BNP Paribas Securities Corp. (Maturity Value $937,729)
Deutsche Bank Securities, Inc. (Maturity Value $98,705)
HSBC Securities (USA), Inc. (Maturity Value $328,211)
Collateralized by U.S. Government Agency Securities, 2.5% -
7.5%, 11/20/33 - 5/15/63; U.S. Treasury Bonds, 1.13%, 5/15/40;
and U.S. Treasury Notes, 1.25% - 4.88%, 6/30/28 - 10/31/28
(valued at $ 1,392,168 ) .............................. 1,364,480 1,364,480
Total Repurchase Agreements (Cost $ 1,364,480 ) ..............................
1,364,480
Total Short Term Investments (Cost $ 1,364,480 ) ...............................
1,364,480
a
Total Investments (Cost $ 38,088,276 ) 99.4% ..................................
$84,529,669
Other Assets, less Liabilities 0.6% ...........................................
542,668
Net Assets 100.0% .........................................................
$85,072,337
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2025, all repurchase agreements had been entered into on that date.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), March 31, 2025
Franklin Mutual Global Discovery VIP Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 95.1%
Aerospace & Defense 1.6%
Airbus SE ......................................... France 38,999 $ 6,867,166
Automobile Components 2.9%
a
Aptiv plc .......................................... Jersey 99,782 5,937,029
Denso Corp. ....................................... Japan 502,237 6,231,042
12,168,071
Automobiles 1.2%
Toyota Motor Corp. .................................. Japan 282,596 4,995,535
Banks 8.8%
Bank of America Corp. ............................... United States 160,334 6,690,738
BNP Paribas SA .................................... France 136,654 11,421,454
DBS Group Holdings Ltd. ............................. Singapore 216,840 7,446,574
JPMorgan Chase & Co. ............................... United States 22,471 5,512,136
Wells Fargo & Co. ................................... United States 89,525 6,427,000
37,497,902
Beverages 1.4%
Heineken NV ...................................... Netherlands 72,559 5,916,490
Building Products 1.4%
Johnson Controls International plc ....................... United States 72,535 5,810,779
Capital Markets 3.2%
BlackRock, Inc. ..................................... United States 4,848 4,588,535
Deutsche Bank AG .................................. Germany 373,686 8,907,616
13,496,151
Chemicals 0.5%
a
Covestro AG ....................................... Germany 31,167 2,001,832
Consumer Finance 1.9%
Capital One Financial Corp. ........................... United States 46,030 8,253,179
Consumer Staples Distribution & Retail 1.6%
Seven & i Holdings Co. Ltd. ............................ Japan 456,752 6,614,184
Containers & Packaging 1.5%
International Paper Co. ............................... United States 120,457 6,426,381
Diversified Telecommunication Services 1.6%
Deutsche Telekom AG ................................ Germany 189,269 6,987,809
Electrical Equipment 1.7%
Mitsubishi Electric Corp. .............................. Japan 396,419 7,310,872
Energy Equipment & Services 2.1%
Schlumberger NV ................................... United States 210,041 8,779,714
Entertainment 1.3%
Walt Disney Co. (The) ................................ United States 54,343 5,363,654
Financial Services 4.9%
a
Fiserv, Inc. ........................................ United States 28,916 6,385,520
Global Payments, Inc. ................................ United States 76,305 7,471,786
Voya Financial, Inc. .................................. United States 103,661 7,024,069
20,881,375
Food Products 3.9%
Danone SA ........................................ France 92,326 7,061,579
Kellanova ......................................... United States 36,226 2,988,283

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Mutual Global Discovery VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Food Products (continued)
Mondelez International, Inc. , A .......................... United States 92,613 $ 6,283,792
16,333,654
Health Care Equipment & Supplies 3.6%
Medtronic plc ...................................... United States 85,936 7,722,209
Zimmer Biomet Holdings, Inc. .......................... United States 68,112 7,708,916
15,431,125
Health Care Providers & Services 6.1%
CVS Health Corp. ................................... United States 121,314 8,219,024
Elevance Health, Inc. ................................ United States 23,868 10,381,625
a
Fresenius SE & Co. KGaA ............................. Germany 169,507 7,236,876
25,837,525
Household Durables 0.5%
DR Horton, Inc. ..................................... United States 16,393 2,084,042
Household Products 1.7%
Reckitt Benckiser Group plc ........................... United Kingdom 104,984 7,099,074
Industrial Conglomerates 1.0%
Siemens AG ....................................... Germany 17,497 4,040,867
Insurance 5.8%
Everest Group Ltd. .................................. United States 18,765 6,817,888
NN Group NV ...................................... Netherlands 128,979 7,177,136
Prudential plc ...................................... Hong Kong 977,871 10,552,232
24,547,256
Interactive Media & Services 1.7%
Tencent Holdings Ltd. ................................ China 114,076 7,288,995
Media 2.4%
a
Charter Communications, Inc. , A ........................ United States 28,070 10,344,637
Metals & Mining 1.6%
Rio Tinto plc ....................................... Australia 114,539 6,873,509
Oil, Gas & Consumable Fuels 4.8%
BP plc ............................................ United States 1,626,306 9,125,943
Hess Corp. ........................................ United States 15,259 2,437,320
Shell plc .......................................... United States 239,407 8,714,493
20,277,756
Personal Care Products 1.2%
Kenvue, Inc. ....................................... United States 214,521 5,144,213
Pharmaceuticals 9.4%
GSK plc .......................................... United States 464,417 8,875,105
Haleon plc ........................................ United States 1,382,968 6,984,275
Merck & Co., Inc. ................................... United States 73,532 6,600,232
Novartis AG , ADR ................................... United States 73,936 8,242,385
Roche Holding AG .................................. United States 28,319 9,320,566
40,022,563
Semiconductors & Semiconductor Equipment 1.6%
Renesas Electronics Corp. ............................ Japan 516,117 6,922,497
Specialized REITs 2.0%
American Tower Corp. ................................ United States 39,235 8,537,536

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Mutual Global Discovery VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Technology Hardware, Storage & Peripherals 1.8%
Samsung Electronics Co. Ltd. .......................... South Korea 187,274 $ 7,424,566
Textiles, Apparel & Luxury Goods 3.0%
Cie Financiere Richemont SA .......................... Switzerland 38,422 6,707,172
Kering SA ......................................... France 28,820 5,995,721
12,702,893
Tobacco 1.8%
British American Tobacco plc ........................... United Kingdom 188,151 7,718,777
Trading Companies & Distributors 3.6%
AerCap Holdings NV ................................. Ireland 92,949 9,496,599
Ferguson Enterprises, Inc. ............................ United States 35,194 5,639,135
15,135,734
Total Common Stocks (Cost $ 309,011,509 ) ...................................
403,138,313
Principal
Amount
*
Corporate Bonds 0.2%
Specialty Retail 0.2%
b
Michaels Cos., Inc. (The) , Senior Note , 144A, 7.875%, 5/01/29 . United States 1,500,000 803,230
Total Corporate Bonds (Cost $ 946,122 ) ......................................
803,230
Senior Floating Rate Interests 2.3%
c
Commercial Services & Supplies 1.0%
Neptune Bidco US, Inc., First Lien, CME Term Loan, A , 9.139% ,
( 3-month SOFR + 4.75% ), 10/11/28 .................... United States 2,350,828 2,027,965
Neptune Bidco US, Inc., First Lien, Dollar CME Term Loan, B ,
9.389% , ( 3-month SOFR + 5% ), 4/11/29 ................. United States 2,662,732 2,302,850
4,330,815
a a a a a a
Media 0.2%
c,d
iHeartCommunications, Inc., First Lien, Refinanced CME Term
Loan, B , 10.209% , ( 1-month SOFR + 5.775% ), 5/01/29 ..... United States 1,197,000 976,052
Professional Services 0.5%
c
CoreLogic, Inc., First Lien, Initial CME Term Loan , 7.939% ,
( 1-month SOFR + 3.5% ), 6/02/28 ...................... United States 1,957,300 1,924,681
Specialty Retail 0.6%
c
Michaels Cos., Inc. (The), First Lien, CME Term Loan, B , 8.84% ,
( 3-month SOFR + 4.25% ), 4/17/28 ..................... United States 3,402,432 2,535,986
Total Senior Floating Rate Interests (Cost $ 10,561,203 ) ........................
9,767,534
Shares
a
Companies in Liquidation 0.0%
a,e,f
Walter Energy, Inc., Litigation Trust, Contingent Distribution .... United States 966,000 —
Total Companies in Liquidation (Cost $ – ) ....................................
—
Total Long Term Investments (Cost $ 320,518,834 ) .............................
413,709,077
a

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Mutual Global Discovery VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

Short Term Investments 0.5%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.5%
g
FHLB , 4.21%, 4/01/25 ................................ United States 1,700,000 $ 1,699,801
g
U.S. Treasury Bills , 4.18%, 7/24/25 ...................... United States 500,000 493,411
Total U.S. Government and Agency Securities (Cost $ 2,193,413 ) ................
2,193,212
Total Short Term Investments (Cost $ 2,193,413 ) ...............................
2,193,212
a
Total Investments (Cost $ 322,712,247 ) 98.1% .................................
$415,902,289
Other Assets, less Liabilities 1.9% ...........................................
8,157,943
Net Assets 100.0% .........................................................
$424,060,232
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2025, the value of this security was
$803,230, representing 0.2% of net assets.
c
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
d
A portion or all of the security purchased on a delayed delivery basis.
e
Fair valued using significant unobservable inputs. See Note 7 regarding fair value measurements.
f
Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
g
The rate shown represents the yield at period end.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Mutual Global Discovery VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

At March 31, 2025 , the Fund had the following futures contracts outstanding.
At March 31, 2025 , the Fund had the following forward exchange contracts outstanding.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Foreign exchange contracts
Foreign Exchange EUR/USD ................... Short 77 $ 10,454,675 6/16/25 $ 24,450
Total Futures Contracts ...................................................................... $24,450
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
South Korean Won .. HSBK Buy 721,495,308 515,153 4/29/25 $ — $ (24,985)
South Korean Won .. HSBK Sell 8,346,645,107 6,010,669 4/29/25 340,140 —
South Korean Won .. UBSW Sell 447,389,608 325,223 4/29/25 21,276 —
Japanese Yen ...... HSBK Buy 14,447,356 96,823 5/20/25 26 —
Japanese Yen ...... UBSW Buy 96,804,088 651,504 5/20/25 — (2,573)
Japanese Yen ...... UBSW Sell 1,413,923,492 9,432,150 5/20/25 12,530 (58,673)
Euro ............. BOFA Buy 133,000 139,597 7/14/25 5,063 —
Euro ............. BOFA Sell 8,048,316 8,423,471 7/14/25 2,303 (332,716)
Euro ............. UBSW Buy 150,000 157,924 7/14/25 5,226 —
Euro ............. UBSW Sell 3,204,569 3,461,204 7/14/25 12,859 (37,156)
Euro ............. WFLA Sell 6,351,570 6,611,190 7/14/25 — (297,199)
Total Forward Exchange Contracts ................................................... $399,423 $(753,302)
Net unrealized appreciation (depreciation) ............................................ $(353,879)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Abbreviations on page 160 .

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), March 31, 2025
Franklin Mutual Shares VIP Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 96.6%
Automobiles 1.6%
General Motors Co. .................................. United States 671,198 $ 31,566,442
Banks 9.9%
Bank of America Corp. ............................... United States 1,190,959 49,698,719
BNP Paribas SA .................................... France 452,323 37,804,868
JPMorgan Chase & Co. ............................... United States 153,196 37,578,979
PNC Financial Services Group, Inc. (The) ................. United States 216,189 37,999,540
Wells Fargo & Co. ................................... United States 439,533 31,554,074
194,636,180
Building Products 1.7%
Johnson Controls International plc ....................... United States 415,761 33,306,614
Capital Markets 1.7%
BlackRock, Inc. ..................................... United States 35,840 33,921,843
Communications Equipment 1.5%
Cisco Systems, Inc. ................................. United States 483,111 29,812,780
Construction & Engineering 1.2%
WillScot Holdings Corp. ............................... United States 827,806 23,013,007
Consumer Finance 1.5%
Capital One Financial Corp. ........................... United States 165,204 29,621,077
Consumer Staples Distribution & Retail 3.2%
Dollar General Corp. ................................. United States 362,827 31,903,378
Target Corp. ....................................... United States 307,630 32,104,267
64,007,645
Containers & Packaging 1.8%
International Paper Co. ............................... United States 678,704 36,208,858
Diversified Telecommunication Services 0.6%
a,b,c
Windstream Holdings, Inc. ............................. United States 643,835 11,584,253
Electric Utilities 3.7%
Entergy Corp. ...................................... United States 422,385 36,109,694
PPL Corp. ......................................... United States 1,005,365 36,303,730
72,413,424
Electronic Equipment, Instruments & Components 1.2%
b
Flex Ltd. .......................................... United States 706,637 23,375,552
Energy Equipment & Services 2.0%
Schlumberger NV ................................... United States 927,938 38,787,808
Entertainment 1.7%
Walt Disney Co. (The) ................................ United States 342,514 33,806,132
Financial Services 7.3%
Apollo Global Management, Inc. ........................ United States 219,270 30,026,834
b
Fiserv, Inc. ........................................ United States 200,500 44,276,415
Global Payments, Inc. ................................ United States 382,541 37,458,415
Voya Financial, Inc. .................................. United States 478,529 32,425,125
144,186,789
Food Products 1.1%
Kellanova ......................................... United States 259,186 21,380,253
Health Care Equipment & Supplies 5.3%
Baxter International, Inc. .............................. United States 935,927 32,036,781

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Mutual Shares VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Equipment & Supplies (continued)
Medtronic plc ...................................... United States 457,857 $ 41,143,030
Zimmer Biomet Holdings, Inc. .......................... United States 283,187 32,051,105
105,230,916
Health Care Providers & Services 4.4%
CVS Health Corp. ................................... United States 567,876 38,473,599
Elevance Health, Inc. ................................ United States 109,732 47,729,031
86,202,630
Household Durables 1.2%
DR Horton, Inc. ..................................... United States 181,147 23,029,218
Insurance 3.6%
Everest Group Ltd. .................................. United States 90,868 33,015,070
Progressive Corp. (The) .............................. United States 131,176 37,124,120
70,139,190
Machinery 1.7%
Dover Corp. ....................................... United States 195,735 34,386,725
Media 3.9%
b
Charter Communications, Inc. , A ........................ United States 128,941 47,518,627
Comcast Corp. , A ................................... United States 813,860 30,031,434
77,550,061
Metals & Mining 1.8%
Reliance, Inc. ...................................... United States 125,768 36,315,510
Oil, Gas & Consumable Fuels 5.5%
Chevron Corp. ..................................... United States 308,066 51,536,361
EOG Resources, Inc. ................................ United States 359,749 46,134,212
Hess Corp. ........................................ United States 69,509 11,102,672
108,773,245
Personal Care Products 1.9%
Kenvue, Inc. ....................................... United States 1,544,911 37,046,966
Pharmaceuticals 6.4%
GSK plc .......................................... United States 2,016,716 38,539,858
Merck & Co., Inc. ................................... United States 443,570 39,814,843
Novartis AG , ADR ................................... United States 419,441 46,759,283
125,113,984
Professional Services 3.1%
KBR, Inc. ......................................... United States 555,891 27,688,931
SS&C Technologies Holdings, Inc. ....................... United States 403,029 33,665,012
61,353,943
Real Estate Management & Development 1.0%
b
CBRE Group, Inc. , A ................................. United States 149,353 19,532,385
Retail REITs 1.8%
Brixmor Property Group, Inc. ........................... United States 1,317,261 34,973,280
Semiconductors & Semiconductor Equipment 1.6%
NXP Semiconductors NV ............................. China 165,602 31,474,316
Software 2.8%
Gen Digital, Inc. .................................... United States 961,392 25,515,343

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Mutual Shares VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software (continued)
Oracle Corp. ....................................... United States 216,349 $ 30,247,754
55,763,097
Specialized REITs 2.0%
American Tower Corp. ................................ United States 184,258 40,094,541
Specialty Retail 1.2%
b
Ulta Beauty, Inc. .................................... United States 62,079 22,754,437
Tobacco 1.7%
British American Tobacco plc ........................... United Kingdom 792,239 32,501,112
Trading Companies & Distributors 4.0%
AerCap Holdings NV ................................. Ireland 375,127 38,326,726
Ferguson Enterprises, Inc. ............................ United States 251,067 40,228,465
78,555,191
Total Common Stocks (Cost $ 1,444,060,407 ) ..................................
1,902,419,404
Principal
Amount
*
Corporate Bonds 0.2%
Specialty Retail 0.2%
d
Michaels Cos., Inc. (The) , Senior Note , 144A, 7.875%, 5/01/29 . United States 7,500,000 4,016,148
Total Corporate Bonds (Cost $ 4,730,613 ) .....................................
4,016,148
Senior Floating Rate Interests 2.3%
e
Commercial Services & Supplies 1.1%
Neptune Bidco US, Inc., First Lien, CME Term Loan, A , 9.139% ,
( 3-month SOFR + 4.75% ), 10/11/28 .................... United States 11,095,962 9,572,042
Neptune Bidco US, Inc., First Lien, Dollar CME Term Loan, B ,
9.389% , ( 3-month SOFR + 5% ), 4/11/29 ................. United States 12,680,219 10,966,424
20,538,466
a a a a a a
Media 0.2%
e,f
iHeartCommunications, Inc., First Lien, Refinanced CME Term
Loan, B , 10.209% , ( 1-month SOFR + 5.775% ), 5/01/29 ..... United States 5,785,500 4,717,583
Professional Services 0.4%
e
CoreLogic, Inc., First Lien, Initial CME Term Loan , 7.939% ,
( 1-month SOFR + 3.5% ), 6/02/28 ...................... United States 8,839,849 8,692,533
Specialty Retail 0.6%
e
Michaels Cos., Inc. (The), First Lien, CME Term Loan, B , 8.84% ,
( 3-month SOFR + 4.25% ), 4/17/28 ..................... United States 15,734,627 11,727,726
Total Senior Floating Rate Interests (Cost $ 49,214,899 ) ........................
45,676,308
Shares
a
Companies in Liquidation 0.0%
a,b,g
Bosgen Liquidating Trust c/o Verdolino and Lowey P.C.,
Contingent Distribution .............................. Netherlands 347,093 —
a,b,g
Walter Energy, Inc., Litigation Trust, Contingent Distribution .... United States 6,301,000 —
Total Companies in Liquidation (Cost $ – ) ....................................
—
Total Long Term Investments (Cost $ 1,498,005,919 ) ...........................
1,952,111,860
a

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Mutual Shares VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

Short Term Investments 0.3%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.3%
h
FHLB , 4.21%, 4/01/25 ................................ United States 4,600,000 $ 4,599,462
h
U.S. Treasury Bills ,
4.17%, 8/14/25 ................................... United States 500,000 492,238
4.15%, 8/21/25 ................................... United States 500,000 491,884
984,122
Total U.S. Government and Agency Securities (Cost $ 5,584,048 ) ................
5,583,584
Total Short Term Investments (Cost $ 5,584,048 ) ...............................
5,583,584
a
Total Investments (Cost $ 1,503,589,967 ) 99.4% ................................
$1,957,695,444
Other Assets, less Liabilities 0.6% ...........................................
11,651,442
Net Assets 100.0% .........................................................
$1,969,346,886
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Fair valued using significant unobservable inputs. See Note 7 regarding fair value measurements.
b
Non-income producing.
c
See Note 3 regarding restricted securities.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2025, the value of this security was
$4,016,148, representing 0.2% of net assets.
e
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
f
A portion or all of the security purchased on a delayed delivery basis.
g
Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
h
The rate shown represents the yield at period end.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Mutual Shares VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

At March 31, 2025 , the Fund had the following futures contracts outstanding.
At March 31, 2025 , the Fund had the following forward exchange contracts outstanding.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Foreign exchange contracts
Foreign Exchange GBP/USD ................... Short 112 $ 9,037,700 6/16/25 $ (31,230)
Total Futures Contracts ...................................................................... $(31,230)
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. BOFA Sell 16,222,499 17,154,221 7/14/25 $ 3,753 $ (494,200)
Euro ............. UBSW Sell 6,869,091 7,318,828 7/14/25 926 (153,378)
Euro ............. WFLA Sell 10,696,904 11,140,276 7/14/25 — (494,386)
British Pound ...... UBSW Buy 229,258 296,371 7/21/25 — (270)
British Pound ...... WFLA Buy 612,746 770,411 7/21/25 20,990 —
British Pound ...... WFLA Sell 3,871,751 4,737,133 7/21/25 — (263,485)
Total Forward Exchange Contracts ................................................... $25,669 $(1,405,719)
Net unrealized appreciation (depreciation) ............................................ $(1,380,050)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Abbreviations on page 160 .

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), March 31, 2025
Franklin Rising Dividends VIP Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.5%
Aerospace & Defense 3.5%
General Dynamics Corp. .............................. United States 77,707 $ 21,181,374
RTX Corp. ........................................ United States 212,179 28,105,230
49,286,604
Air Freight & Logistics 0.6%
United Parcel Service, Inc. , B .......................... United States 81,273 8,939,217
Banks 2.7%
JPMorgan Chase & Co. ............................... United States 153,647 37,689,609
Beverages 1.4%
PepsiCo, Inc. ...................................... United States 135,437 20,307,424
Biotechnology 1.7%
AbbVie, Inc. ....................................... United States 113,977 23,880,461
Building Products 2.9%
Carlisle Cos., Inc. ................................... United States 55,895 19,032,247
Johnson Controls International plc ....................... United States 271,450 21,745,860
40,778,107
Capital Markets 5.9%
Ares Management Corp. , A ............................ United States 42,866 6,284,584
Charles Schwab Corp. (The) ........................... United States 305,401 23,906,790
Morgan Stanley ..................................... United States 208,401 24,314,145
Nasdaq, Inc. ....................................... United States 380,559 28,869,206
83,374,725
Chemicals 6.5%
Air Products and Chemicals, Inc. ........................ United States 61,935 18,265,870
Ecolab, Inc. ........................................ United States 71,114 18,028,821
Linde plc .......................................... United States 91,943 42,812,339
Sherwin-Williams Co. (The) ............................ United States 34,937 12,199,651
91,306,681
Commercial Services & Supplies 1.6%
Cintas Corp. ....................................... United States 110,915 22,796,360
Consumer Staples Distribution & Retail 3.8%
Casey's General Stores, Inc. ........................... United States 27,276 11,838,875
Target Corp. ....................................... United States 60,067 6,268,592
Walmart, Inc. ...................................... United States 407,152 35,743,874
53,851,341
Electric Utilities 1.2%
NextEra Energy, Inc. ................................. United States 245,301 17,389,388
Electrical Equipment 1.2%
nVent Electric plc ................................... United States 329,427 17,268,563
Financial Services 3.5%
Visa, Inc. , A ........................................ United States 142,390 49,901,999
Food Products 1.9%
McCormick & Co., Inc. ............................... United States 148,641 12,234,641
Mondelez International, Inc. , A .......................... United States 218,705 14,839,134
27,073,775
Health Care Equipment & Supplies 7.3%
Abbott Laboratories .................................. United States 243,286 32,271,888
Becton Dickinson & Co. ............................... United States 80,693 18,483,539
STERIS plc ........................................ United States 58,060 13,159,299

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Rising Dividends VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Equipment & Supplies (continued)
Stryker Corp. ...................................... United States 106,677 $ 39,710,513
103,625,239
Health Care Providers & Services 3.1%
UnitedHealth Group, Inc. .............................. United States 83,121 43,534,624
Hotels, Restaurants & Leisure 2.3%
McDonald's Corp. ................................... United States 101,953 31,847,059
Household Durables 0.6%
DR Horton, Inc. ..................................... United States 62,875 7,993,299
Household Products 3.1%
Colgate-Palmolive Co. ............................... United States 137,401 12,874,474
Procter & Gamble Co. (The) ........................... United States 182,029 31,021,382
43,895,856
Industrial Conglomerates 1.7%
Honeywell International, Inc. ........................... United States 112,569 23,836,486
Insurance 2.1%
Erie Indemnity Co. , A ................................. United States 32,541 13,636,306
Marsh & McLennan Cos., Inc. .......................... United States 66,347 16,190,658
29,826,964
IT Services 2.4%
Accenture plc , A .................................... Ireland 107,811 33,641,344
Life Sciences Tools & Services 2.0%
Danaher Corp. ..................................... United States 87,057 17,846,685
West Pharmaceutical Services, Inc. ...................... United States 46,410 10,390,271
28,236,956
Machinery 1.0%
Parker-Hannifin Corp. ................................ United States 24,047 14,616,969
Oil, Gas & Consumable Fuels 3.4%
Chevron Corp. ..................................... United States 120,463 20,152,255
EOG Resources, Inc. ................................ United States 113,905 14,607,177
Exxon Mobil Corp. ................................... United States 116,596 13,866,763
48,626,195
Pharmaceuticals 1.8%
Johnson & Johnson ................................. United States 152,704 25,324,431
Semiconductors & Semiconductor Equipment 7.8%
Analog Devices, Inc. ................................. United States 121,363 24,475,276
Applied Materials, Inc. ................................ United States 54,058 7,844,897
Broadcom, Inc. ..................................... United States 246,583 41,285,392
Texas Instruments, Inc. ............................... United States 200,185 35,973,244
109,578,809
Software 12.9%
Microsoft Corp. ..................................... United States 304,482 114,299,498
Oracle Corp. ....................................... United States 198,936 27,813,242
Roper Technologies, Inc. .............................. United States 68,212 40,216,431
182,329,171
Specialty Retail 3.5%
Lowe's Cos., Inc. .................................... United States 108,344 25,269,071
Ross Stores, Inc. ................................... United States 144,334 18,444,442

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Rising Dividends VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Specialty Retail (continued)
Tractor Supply Co. .................................. United States 110,887 $ 6,109,874
49,823,387
Technology Hardware, Storage & Peripherals 3.1%
Apple, Inc. ........................................ United States 199,853 44,393,347
Textiles, Apparel & Luxury Goods 0.5%
NIKE, Inc. , B ....................................... United States 97,925 6,216,279
Trading Companies & Distributors 1.5%
WW Grainger, Inc. ................................... United States 21,514 21,252,175
Total Common Stocks (Cost $ 627,494,439 ) ...................................
1,392,442,844
Short Term Investments 1.4%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 1.4%
a,b
Institutional Fiduciary Trust - Money Market Portfolio , 4.052% .. United States 19,795,499 19,795,499
Total Money Market Funds (Cost $ 19,795,499 ) ................................
19,795,499
Total Short Term Investments (Cost $ 19,795,499 ) ..............................
19,795,499
a
Total Investments (Cost $ 647,289,938 ) 99.9% .................................
$1,412,238,343
Other Assets, less Liabilities 0.1% ...........................................
1,833,173
Net Assets 100.0% .........................................................
$1,414,071,516
a a a
a
See Note 6 regarding investments in affiliated management investment companies.
b
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), March 31, 2025
Franklin Small Cap Value VIP Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 97.8%
Aerospace & Defense 7.0%
Babcock International Group plc ........................ United Kingdom 2,034,797 $ 19,148,685
Melrose Industries plc ................................ United Kingdom 2,469,138 15,241,547
QinetiQ Group plc ................................... United Kingdom 5,277,262 26,459,731
Senior plc ......................................... United Kingdom 6,448,089 12,394,027
73,243,990
Banks 19.5%
Atlantic Union Bankshares Corp. ........................ United States 245,882 7,656,766
Camden National Corp. ............................... United States 233,099 9,433,517
Columbia Banking System, Inc. ......................... United States 1,188,349 29,637,424
First Bancorp ...................................... United States 420,886 16,894,364
First Commonwealth Financial Corp. ..................... United States 554,646 8,619,199
First Interstate BancSystem, Inc. , A ...................... United States 963,919 27,616,279
German American Bancorp, Inc. ........................ United States 298,868 11,207,550
Peoples Bancorp, Inc. ................................ United States 262,878 7,796,961
Sandy Spring Bancorp, Inc. ............................ United States 306,667 8,571,343
Seacoast Banking Corp. of Florida ...................... United States 441,625 11,363,011
SouthState Corp. ................................... United States 309,496 28,727,419
TriCo Bancshares ................................... United States 283,329 11,324,660
Washington Trust Bancorp, Inc. ......................... United States 36,672 1,131,698
WSFS Financial Corp. ................................ United States 448,689 23,273,498
203,253,689
Building Products 2.9%
a
American Woodmark Corp. ............................ United States 61,349 3,609,162
UFP Industries, Inc. .................................. United States 248,747 26,625,879
30,235,041
Capital Markets 2.2%
Victory Capital Holdings, Inc. , A ......................... United States 398,131 23,039,841
Chemicals 4.2%
Ashland, Inc. ....................................... United States 20,159 1,195,227
Avient Corp. ....................................... United States 677,244 25,166,387
Elementis plc ...................................... United Kingdom 10,185,228 17,114,777
43,476,391
Commercial Services & Supplies 0.5%
HNI Corp. ......................................... United States 120,123 5,327,455
Construction & Engineering 4.7%
Valmont Industries, Inc. ............................... United States 85,101 24,285,272
WillScot Holdings Corp. ............................... United States 882,905 24,544,759
48,830,031
Consumer Finance 1.1%
Bread Financial Holdings, Inc. .......................... United States 237,481 11,893,048
Diversified REITs 0.5%
Alexander & Baldwin, Inc. ............................. United States 311,494 5,367,042
Electric Utilities 0.6%
IDACORP, Inc. ..................................... United States 51,852 6,026,239
Electrical Equipment 1.5%
Regal Rexnord Corp. ................................ United States 139,337 15,863,517
Electronic Equipment, Instruments & Components 5.7%
Benchmark Electronics, Inc. ........................... United States 383,159 14,571,537
a
Knowles Corp. ..................................... United States 686,996 10,442,339
a
Sanmina Corp. ..................................... United States 372,640 28,387,715

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Small Cap Value VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electronic Equipment, Instruments & Components (continued)
a
TTM Technologies, Inc. ............................... United States 284,465 $ 5,834,377
59,235,968
Energy Equipment & Services 2.9%
Hunting plc ........................................ United Kingdom 2,372,995 9,313,114
Liberty Energy, Inc. , A ................................ United States 739,955 11,713,488
Select Water Solutions, Inc. , A .......................... United States 579,606 6,085,863
TechnipFMC plc .................................... United Kingdom 103,898 3,292,528
30,404,993
Ground Transportation 2.3%
Knight-Swift Transportation Holdings, Inc. , A ............... United States 375,175 16,316,361
a
RXO, Inc. ......................................... United States 390,628 7,460,995
23,777,356
Health Care Equipment & Supplies 2.0%
a
Envista Holdings Corp. ............................... United States 1,210,514 20,893,472
Hotels, Restaurants & Leisure 3.5%
Boyd Gaming Corp. ................................. United States 160,850 10,588,755
a
Hilton Grand Vacations, Inc. ........................... United States 684,677 25,613,767
36,202,522
Household Durables 2.6%
Century Communities, Inc. ............................ United States 36,343 2,438,615
La-Z-Boy, Inc. ...................................... United States 63,678 2,489,173
a
M/I Homes, Inc. ..................................... United States 54,436 6,215,502
Meritage Homes Corp. ............................... United States 92,252 6,538,822
a
Taylor Morrison Home Corp. , A ......................... United States 152,899 9,180,056
26,862,168
Industrial REITs 0.4%
STAG Industrial, Inc. ................................. United States 110,648 3,996,606
Insurance 8.9%
CNO Financial Group, Inc. ............................ United States 709,403 29,546,635
Hanover Insurance Group, Inc. (The) ..................... United States 209,165 36,384,252
Horace Mann Educators Corp. ......................... United States 630,819 26,954,896
a
TWFG, Inc. , A ...................................... United States 1,819 56,225
92,942,008
Leisure Products 3.2%
BRP, Inc. .......................................... United States 30,975 1,045,881
Brunswick Corp. .................................... United States 28,477 1,533,486
a
Mattel, Inc. ........................................ United States 1,565,274 30,413,274
32,992,641
Machinery 7.2%
a
Chart Industries, Inc. ................................. United States 197,942 28,574,907
a
Gates Industrial Corp. plc ............................. United States 791,709 14,575,363
a
Middleby Corp. (The) ................................ United States 76,714 11,658,994
Mueller Water Products, Inc. , A ......................... United States 777,699 19,769,108
74,578,372
Media 1.1%
Cable One, Inc. ..................................... United States 42,132 11,197,422
Metals & Mining 3.2%
Commercial Metals Co. ............................... United States 484,441 22,289,131

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Small Cap Value VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 160 .
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Metals & Mining (continued)
Ryerson Holding Corp. ............................... United States 494,170 $ 11,346,143
33,635,274
Multi-Utilities 0.6%
Black Hills Corp. .................................... United States 99,081 6,009,263
Oil, Gas & Consumable Fuels 0.7%
Veren, Inc. ........................................ Canada 1,103,965 7,303,253
Paper & Forest Products 0.5%
Louisiana-Pacific Corp. ............................... United States 57,947 5,329,965
Retail REITs 1.0%
Kite Realty Group Trust ............................... United States 443,187 9,914,093
Software 3.5%
a
ACI Worldwide, Inc. .................................. United States 671,400 36,732,294
Specialty Retail 1.0%
Bath & Body Works, Inc. .............................. United States 133,465 4,046,659
Gap, Inc. (The) ..................................... United States 329,259 6,786,028
10,832,687
Textiles, Apparel & Luxury Goods 0.8%
a
Crocs, Inc. ........................................ United States 36,897 3,918,461
Dr. Martens plc ..................................... United Kingdom 6,113,002 4,023,252
7,941,713
Trading Companies & Distributors 2.0%
McGrath RentCorp .................................. United States 187,015 20,833,471
Total Common Stocks (Cost $ 903,841,643 ) ...................................
1,018,171,825
Short Term Investments 2.1%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 2.1%
b,c
Institutional Fiduciary Trust - Money Market Portfolio , 4.052% .. United States 21,394,002 21,394,002
Total Money Market Funds (Cost $ 21,394,002 ) ................................
21,394,002
Total Short Term Investments (Cost $ 21,394,002 ) ..............................
21,394,002
a
Total Investments (Cost $ 925,235,645 ) 99.9% .................................
$1,039,565,827
Other Assets, less Liabilities 0.1% ...........................................
1,374,085
Net Assets 100.0% .........................................................
$1,040,939,912
a a a
a
Non-income producing.
b
See Note 6 regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), March 31, 2025
Franklin Small-Mid Cap Growth VIP Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 97.0%
Aerospace & Defense 3.9%
a
Axon Enterprise, Inc. ................................. United States 19,600 $ 10,308,620
BWX Technologies, Inc. .............................. United States 33,200 3,275,180
a
Standardaero, Inc. .................................. United States 55,300 1,473,192
15,056,992
Banks 0.8%
Fifth Third Bancorp .................................. United States 76,500 2,998,800
Biotechnology 2.9%
a
Alnylam Pharmaceuticals, Inc. .......................... United States 15,600 4,212,312
a
Ascendis Pharma A/S , ADR ........................... Denmark 8,600 1,340,396
a
CG oncology, Inc. ................................... United States 42,400 1,038,376
a
Natera, Inc. ........................................ United States 27,200 3,846,352
a
Vaxcyte, Inc. ....................................... United States 19,700 743,872
11,181,308
Capital Markets 10.1%
Ares Management Corp. , A ............................ United States 63,900 9,368,379
Blue Owl Capital, Inc. , A .............................. United States 289,400 5,799,576
LPL Financial Holdings, Inc. ........................... United States 14,800 4,841,672
MSCI, Inc. , A ....................................... United States 13,400 7,577,700
Nasdaq, Inc. ....................................... United States 72,400 5,492,264
Tradeweb Markets, Inc. , A ............................. United States 36,700 5,448,482
38,528,073
Commercial Services & Supplies 0.6%
a
Copart, Inc. ........................................ United States 38,600 2,184,374
Electrical Equipment 2.3%
AMETEK, Inc. ...................................... United States 29,000 4,992,060
Vertiv Holdings Co. , A ................................ United States 54,000 3,898,800
8,890,860
Energy Equipment & Services 0.8%
Halliburton Co. ..................................... United States 126,500 3,209,305
Entertainment 2.2%
a
ROBLOX Corp. , A ................................... United States 145,700 8,492,853
Financial Services 1.8%
a
Block, Inc. , A ....................................... United States 105,800 5,748,114
a
Paymentus Holdings, Inc. , A ........................... United States 37,800 986,580
6,734,694
Food Products 0.7%
a
Freshpet, Inc. ...................................... United States 32,200 2,678,074
Ground Transportation 1.8%
Old Dominion Freight Line, Inc. ......................... United States 42,700 7,064,715
Health Care Equipment & Supplies 4.4%
a
Dexcom, Inc. ....................................... United States 101,152 6,907,670
a
IDEXX Laboratories, Inc. .............................. United States 10,250 4,304,487
a
Penumbra, Inc. ..................................... United States 20,760 5,551,432
16,763,589
Health Care Providers & Services 0.6%
a
HealthEquity, Inc. ................................... United States 24,800 2,191,576
Health Care Technology 1.7%
a
Veeva Systems, Inc. , A ............................... United States 28,400 6,578,292

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Small-Mid Cap Growth VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Hotels, Restaurants & Leisure 6.0%
a
Cava Group, Inc. .................................... United States 53,200 $ 4,597,012
a
DoorDash, Inc. , A ................................... United States 48,700 8,900,899
Texas Roadhouse, Inc. , A ............................. United States 31,100 5,182,193
Wingstop, Inc. ...................................... United States 19,100 4,308,578
22,988,682
Household Durables 1.1%
a
NVR, Inc. ......................................... United States 582 4,216,235
Independent Power and Renewable Electricity Producers 0.8%
Vistra Corp. ........................................ United States 27,100 3,182,624
Industrial REITs 1.0%
Terreno Realty Corp. ................................. United States 59,450 3,758,429
Insurance 1.9%
Arthur J Gallagher & Co. .............................. United States 20,600 7,111,944
Interactive Media & Services 1.5%
a
Pinterest, Inc. , A .................................... United States 187,500 5,812,500
IT Services 5.1%
a
Cloudflare, Inc. , A ................................... United States 55,700 6,276,833
a
Gartner, Inc. ....................................... United States 18,100 7,597,294
a
MongoDB, Inc. , A ................................... United States 31,400 5,507,560
19,381,687
Leisure Products 1.4%
a,b,c
Fanatics Holdings, Inc. ............................... United States 94,539 5,420,707
Life Sciences Tools & Services 1.2%
a
Repligen Corp. ..................................... United States 35,700 4,542,468
Machinery 1.2%
Xylem, Inc. ........................................ United States 38,300 4,575,318
Media 2.4%
a
Blaize Events & Media, Inc. ............................ United States 302,809 611,674
a,b
Blaize Events & Media, Inc. ............................ United States 30,660 —
New York Times Co. (The) , A ........................... United States 84,700 4,201,120
a
Trade Desk, Inc. (The) , A .............................. United States 77,300 4,229,856
9,042,650
Oil, Gas & Consumable Fuels 2.8%
Cheniere Energy, Inc. ................................ United States 23,800 5,507,320
Hess Corp. ........................................ United States 31,900 5,095,387
10,602,707
Personal Care Products 1.0%
a
BellRing Brands, Inc. ................................. United States 53,900 4,013,394
Professional Services 5.3%
Paychex, Inc. ...................................... United States 42,300 6,526,044
TransUnion ........................................ United States 46,300 3,842,437
Verisk Analytics, Inc. , A ............................... United States 34,000 10,119,080
20,487,561
Residential REITs 0.8%
Equity LifeStyle Properties, Inc. ......................... United States 43,800 2,921,460
Semiconductors & Semiconductor Equipment 5.1%
ASM International NV ................................ Netherlands 6,300 2,870,868
a
Astera Labs, Inc. .................................... United States 12,700 757,809

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Small-Mid Cap Growth VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Semiconductors & Semiconductor Equipment (continued)
a,b
Blaize Holdings, Inc. ................................. United States 10,198 $ —
a
Lattice Semiconductor Corp. ........................... United States 102,855 5,394,745
Monolithic Power Systems, Inc. ......................... United States 9,750 5,654,805
a
Onto Innovation, Inc. ................................. United States 18,700 2,269,058
a
SiTime Corp. ....................................... United States 17,900 2,736,373
19,683,658
Software 15.0%
a
Alkami Technology, Inc. ............................... United States 97,925 2,570,531
a
AppLovin Corp. , A ................................... United States 15,400 4,080,538
a
Arteris, Inc. ........................................ United States 147,100 1,016,461
a
Confluent, Inc. , A .................................... United States 171,000 4,008,240
a
Datadog, Inc. , A .................................... United States 71,000 7,043,910
a
Fair Isaac Corp. .................................... United States 4,600 8,483,136
a
HubSpot, Inc. ...................................... United States 13,700 7,826,673
a
Manhattan Associates, Inc. ............................ United States 25,500 4,412,520
a
Plaid, Inc. , A ....................................... Japan 3,377 688,829
a
Procore Technologies, Inc. ............................ United States 60,300 3,981,006
a,d
SailPoint, Inc. ...................................... United States 38,300 718,125
a,d
ServiceTitan, Inc. , A ................................. United States 8,000 760,880
a
Synopsys, Inc. ..................................... United States 14,450 6,196,883
a
Tyler Technologies, Inc. ............................... United States 10,000 5,813,900
57,601,632
Specialty Retail 6.2%
a
AutoZone, Inc. ..................................... United States 1,500 5,719,170
a
Burlington Stores, Inc. ................................ United States 27,800 6,625,574
Ross Stores, Inc. ................................... United States 33,500 4,280,965
Tractor Supply Co. .................................. United States 130,585 7,195,233
23,820,942
Trading Companies & Distributors 2.6%
Fastenal Co. ....................................... United States 83,500 6,475,425
United Rentals, Inc. .................................. United States 5,600 3,509,520
9,984,945
Total Common Stocks (Cost $ 281,089,172 ) ...................................
371,703,048
Convertible Preferred Stocks 1.7%
Diversified Consumer Services 0.2%
a,b,c
Newsela, Inc. , D .................................... United States 48,915 882,231
a
Software 1.0%
a,b,c
Benchling, Inc. , F ................................... United States 35,200 472,516
a,b,c
Databricks, Inc. , G .................................. United States 25,878 2,316,514
a,b,c
OneTrust LLC , C .................................... United States 82,367 1,055,111
3,844,141
Trading Companies & Distributors 0.5%
a,b,c
Anduril Industries, Inc. , F .............................. United States 45,571 1,863,034
a
Total Convertible Preferred Stocks (Cost $ 6,321,492 ) ..........................
6,589,406
Total Long Term Investments (Cost $ 287,410,664 ) .............................
378,292,454
a

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Small-Mid Cap Growth VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 160 .
Short Term Investments 1.7%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 1.4%
e,f
Institutional Fiduciary Trust - Money Market Portfolio , 4.052% .. United States 5,560,895 $ 5,560,895
Total Money Market Funds (Cost $ 5,560,895 ) .................................
5,560,895
Investments from Cash Collateral Received for
Loaned Securities 0.3%
Money Market Funds 0.3%
e,f
Institutional Fiduciary Trust - Money Market Portfolio , 4.052% .. United States 977,000 977,000
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $ 977,000 ) ...........................................................
977,000
Total Short Term Investments (Cost $ 6,537,895 ) ...............................
6,537,895
a
Total Investments (Cost $ 293,948,559 ) 100.4% ................................
$384,830,349
Other Assets, less Liabilities (0.4) % .........................................
(1,434,204)
Net Assets 100.0% .........................................................
$383,396,145
a a a
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 7 regarding fair value measurements.
c
See Note 3 regarding restricted securities.
d
A portion or all of the security is on loan at March 31, 2025.
e
See Note 6 regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), March 31, 2025
Franklin Strategic Income VIP Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 0.0%
†
Broadline Retail 0.0%
a,b,c
K2016470219 South Africa Ltd. , A ....................... South Africa 14,792,309 $ —
a,b,c
K2016470219 South Africa Ltd. , B ....................... South Africa 1,472,041 —
—
Hotels, Restaurants & Leisure 0.0%
†
b
24 Hour Fitness Worldwide, Inc. ........................ United States 4,744 202
Machinery 0.0%
†
UTEX Industries, Inc. ................................ United States 1,757 64,423
Oil, Gas & Consumable Fuels 0.0%
†
b
Amplify Energy Corp. ................................ United States 431 1,612
Birch Permian Holdings, Inc. ........................... United States 4,478 27,351
28,963
Total Common Stocks (Cost $ 1,107,368 ) .....................................
93,588
Management Investment Companies 0.9%
Capital Markets 0.9%
a,b,d
Franklin BSP Real Estate Debt BDC ..................... United States 86,519 2,438,118
b
Total Management Investment Companies (Cost $ 2,243,590 ) ...................
2,438,118
Preferred Stocks 0.0%
†
Hotels, Restaurants & Leisure 0.0%
†
b
24 Hour Fitness Worldwide, Inc. ........................ United States 11,237 1,152
b
Total Preferred Stocks (Cost $ 169 ) ..........................................
1,152
Warrants
Warrants 0.0%
Machinery 0.0%
a,b
UTEX Industries, Inc. , 2/20/49 .......................... United States 150 —
Total Warrants (Cost $ 132 ) .................................................
—
Principal
Amount
*
Corporate Bonds 59.3%
Aerospace & Defense 1.1%
e
Axon Enterprise, Inc. ,
Senior Note , 144A, 6.125% , 3/15/30 ................... United States 200,000 202,345
Senior Note , 144A, 6.25% , 3/15/33 .................... United States 150,000 151,918
Boeing Co. (The) ,
Senior Bond , 3.625% , 2/01/31 ........................ United States 700,000 649,424
Senior Note , 5.15% , 5/01/30 ......................... United States 700,000 704,720
e
Bombardier, Inc. , Senior Note , 144A, 7% , 6/01/32 ........... Canada 575,000 573,231
e
Efesto Bidco SpA Efesto US LLC , XR , Senior Secured Note ,
144A, 7.5% , 2/15/32 ............................... Italy 600,000 585,807
Howmet Aerospace, Inc. , Senior Note , 4.85% , 10/15/31 .......
United States 250,000 249,393
3,116,838
Air Freight & Logistics 0.2%
e
FedEx Corp. , Senior Bond , 144A, 4.05% , 2/15/48 ........... United States 650,000 480,817

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Automobile Components 0.8%
e
Adient Global Holdings Ltd. ,
Senior Note , 144A, 7.5% , 2/15/33 ..................... United States 250,000 $ 234,310
Senior Secured Note , 144A, 7% , 4/15/28 ................ United States 200,000 200,579
e
Allison Transmission, Inc. ,
Senior Bond , 144A, 5.875% , 6/01/29 ................... United States 800,000 797,555
Senior Bond , 144A, 3.75% , 1/30/31 .................... United States 300,000 266,970
e
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% ,
10/15/29 ........................................ United States 600,000 456,999
e
ZF North America Capital, Inc. , Senior Note , 144A, 6.75% ,
4/23/30 ......................................... Germany 400,000 380,562
2,336,975
Automobiles 0.3%
e
Hyundai Capital America , Senior Note , 144A, 5.35% , 3/19/29 .. United States 150,000 151,980
e
Jaguar Land Rover Automotive plc , Senior Note , 144A, 5.5% ,
7/15/29 ......................................... United Kingdom 800,000 780,403
932,383
Banks 6.3%
e
ABN AMRO Bank NV , Senior Non-Preferred Note , 144A, 6.339%
to 9/17/26, FRN thereafter , 9/18/27 ..................... Netherlands 250,000 255,717
Banco Santander SA , Sub. Bond , 2.749% , 12/03/30 .........
Spain 300,000 260,861
Bank of America Corp. ,
Senior Bond , 4.571% to 4/26/32, FRN thereafter , 4/27/33 ... United States 800,000 773,301
Senior Note , 4.376% to 4/26/27, FRN thereafter , 4/27/28 .... United States 1,000,000 996,003
e
BNP Paribas SA ,
Senior Non-Preferred Note , 144A, 2.219% to 6/08/25, FRN
thereafter , 6/09/26 ................................. France 500,000 497,551
Senior Preferred Note , 144A, 5.176% to 1/08/29, FRN
thereafter , 1/09/30 ................................. France 1,000,000 1,012,570
e
BPCE SA , Senior Non-Preferred Note , 144A, 2.045% to 10/18/26,
FRN thereafter , 10/19/27 ............................ France 800,000 767,505
Citigroup, Inc. , Senior Note , 5.61% to 9/28/25, FRN thereafter ,
9/29/26 ......................................... United States 1,600,000 1,607,787
HSBC Holdings plc ,
Senior Bond , 2.848% to 6/03/30, FRN thereafter , 6/04/31 ... United Kingdom 800,000 718,873
Senior Bond , 2.357% to 8/17/30, FRN thereafter , 8/18/31 ... United Kingdom 300,000 261,452
Senior Note , 5.21% to 8/10/27, FRN thereafter , 8/11/28 ..... United Kingdom 550,000 555,539
JPMorgan Chase & Co. ,
Senior Bond , 3.2% , 6/15/26 .......................... United States 1,213,000 1,198,685
Senior Bond , 2.522% to 4/21/30, FRN thereafter , 4/22/31 ... United States 1,000,000 897,693
Senior Bond , 5.336% to 1/22/34, FRN thereafter , 1/23/35 ... United States 300,000 303,301
KeyBank NA , Senior Note , 4.15% , 8/08/25 ................
United States 500,000 498,678
Mizuho Financial Group, Inc. , Senior Note , 5.778% to 7/05/28,
FRN thereafter , 7/06/29 ............................. Japan 500,000 516,246
Santander UK Group Holdings plc , Senior Note , 1.673% to
6/23/26, FRN thereafter , 6/14/27 ...................... United Kingdom 800,000 770,857
e
Societe Generale SA ,
Senior Non-Preferred Bond , 144A, 2.889% to 6/08/31, FRN
thereafter , 6/09/32 ................................. France 800,000 689,403
Senior Non-Preferred Note , 144A, 1.792% to 6/08/26, FRN
thereafter , 6/09/27 ................................. France 700,000 675,683

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
Toronto-Dominion Bank (The) , Senior Note , 4.693% , 9/15/27 ...
Canada 1,000,000 $ 1,006,688
Truist Financial Corp. , Senior Note , 5.9% to 10/27/25, FRN
thereafter , 10/28/26 ................................ United States 800,000 805,330
e
UniCredit SpA , Senior Preferred Bond , 144A, 3.127% to 6/02/31,
FRN thereafter , 6/03/32 ............................. Italy 500,000 445,295
Wells Fargo & Co. ,
Senior Note , 4.54% to 8/14/25, FRN thereafter , 8/15/26 ..... United States 500,000 499,806
Senior Note , 6.303% to 10/22/28, FRN thereafter , 10/23/29 .. United States 800,000 841,424
Senior Note , 5.198% to 1/22/29, FRN thereafter , 1/23/30 .... United States 450,000 457,639
17,313,887
Beverages 0.4%
e
Primo Water Holdings, Inc. / Triton Water Holdings, Inc. , Senior
Secured Note , 144A, 4.375% , 4/30/29 .................. United States 1,000,000 957,900
Biotechnology 0.5%
Amgen, Inc. ,
Senior Bond , 4.2% , 3/01/33 .......................... United States 400,000 379,336
Senior Bond , 5.25% , 3/02/33 ......................... United States 700,000 710,372
e
Grifols SA , Senior Note , 144A, 4.75% , 10/15/28 ............ Spain 200,000 184,928
1,274,636
Broadline Retail 0.1%
a ,e ,f ,g
K2016470219 South Africa Ltd. , Senior Secured Note , 144A, PIK,
3% , 12/31/22 ..................................... South Africa 1,036,360 —
a ,e ,f ,g
K2016470260 South Africa Ltd. , Senior Secured Note , 144A, PIK,
25% , 12/31/22 .................................... South Africa 564,697 —
e
Wayfair LLC , Senior Secured Note , 144A, 7.25% , 10/31/29 .... United States 400,000 384,042
384,042
Building Products 0.9%
e
Camelot Return Merger Sub, Inc. , Senior Secured Note , 144A,
8.75% , 8/01/28 ................................... United States 300,000 247,503
e
EMRLD Borrower LP / Emerald Co-Issuer, Inc. , Senior Secured
Note , 144A, 6.625% , 12/15/30 ........................ United States 900,000 901,524
e
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC ,
Senior Secured Note , 144A, 6.75% , 4/01/32 .............. United States 300,000 297,526
e
Quikrete Holdings, Inc. ,
Senior Note , 144A, 6.75% , 3/01/33 .................... United States 100,000 99,636
Senior Secured Note , 144A, 6.375% , 3/01/32 ............ United States 150,000 151,075
e
Standard Building Solutions, Inc. , Senior Note , 144A, 6.5% ,
8/15/32 ......................................... United States 100,000 100,086
e
Standard Industries, Inc. ,
Senior Bond , 144A, 4.75% , 1/15/28 .................... United States 500,000 484,444
Senior Bond , 144A, 3.375% , 1/15/31 ................... United States 200,000 174,057
2,455,851
Capital Markets 2.6%
Deutsche Bank AG , Senior Preferred Note , 5.371% , 9/09/27 ...
Germany 800,000 817,989
Goldman Sachs Group, Inc. (The) ,
Senior Bond , 2.383% to 7/20/31, FRN thereafter , 7/21/32 ... United States 370,000 316,996
Senior Note , 4.387% to 6/14/26, FRN thereafter , 6/15/27 .... United States 300,000 299,566
Senior Note , 1.948% to 10/20/26, FRN thereafter , 10/21/27 .. United States 1,000,000 959,389

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Capital Markets (continued)
e
Jane Street Group / JSG Finance, Inc. , Senior Secured Note ,
144A, 6.125% , 11/01/32 ............................. United States 750,000 $ 738,512
Morgan Stanley ,
Senior Bond , 3.591% , 7/22/28 ........................ United States 809,000 789,005
Senior Bond , 5.466% to 1/17/34, FRN thereafter , 1/18/35 ... United States 200,000 202,435
e
MSCI, Inc. , Senior Bond , 144A, 3.25% , 8/15/33 ............. United States 1,200,000 1,036,525
e
Prologis Targeted US Logistics Fund LP , Senior Note , 144A,
5.25% , 4/01/29 ................................... United States 250,000 255,193
e
StoneX Group, Inc. , Senior Secured Note , 144A, 7.875% , 3/01/31 United States 300,000 313,419
UBS Group AG ,
Senior Note , 4.55% , 4/17/26 ......................... Switzerland 400,000 400,232
e
Senior Note , 144A, 6.373% to 7/14/25, FRN thereafter , 7/15/26 Switzerland 300,000 301,211
e
Senior Note , 144A, 5.711% to 1/11/26, FRN thereafter , 1/12/27 Switzerland 700,000 705,583
7,136,055
Chemicals 1.3%
e
Avient Corp. , Senior Note , 144A, 6.25% , 11/01/31 ........... United States 200,000 198,288
e
Braskem Idesa SAPI , Senior Secured Bond , 144A, 6.99% ,
2/20/32 ......................................... Mexico 400,000 299,253
Celanese US Holdings LLC , Senior Note , 6.415% , 7/15/27 ....
United States 287,000 291,935
e
Cerdia Finanz GmbH , Senior Secured Note , 144A, 9.375% ,
10/03/31 ........................................ Germany 300,000 307,683
e
Element Solutions, Inc. , Senior Note , 144A, 3.875% , 9/01/28 ... United States 800,000 753,871
e ,f
Kobe US Midco 2, Inc. , Senior Note , 144A, PIK, 9.25% , 11/01/26 United States 347,287 298,426
Nutrien Ltd. , Senior Note , 4.9% , 3/27/28 ..................
Canada 100,000 100,933
e
Rain Carbon, Inc. , Senior Secured Note , 144A, 12.25% , 9/01/29 United States 300,000 319,064
e
Syngenta Finance NV , Senior Note , 144A, 4.892% , 4/24/25 .... Switzerland 800,000 799,726
e
Yara International ASA , Senior Bond , 144A, 3.148% , 6/04/30 ... Brazil 100,000 91,128
3,460,307
Commercial Services & Supplies 1.4%
e
Allied Universal Holdco LLC , Senior Secured Note , 144A,
7.875% , 2/15/31 ................................... United States 700,000 709,499
e
Prime Security Services Borrower LLC / Prime Finance, Inc. ,
Senior Secured Note , 144A, 3.375% , 8/31/27 ............. United States 1,000,000 948,460
e
RR Donnelley & Sons Co. , Senior Secured Note , 144A, 9.5% ,
8/01/29 ......................................... United States 400,000 396,606
e
Veritiv Operating Co. , Senior Secured Note , 144A, 10.5% ,
11/30/30 ........................................ United States 150,000 159,011
e
Waste Management, Inc. , Senior Note , 144A, 3.875% , 1/15/29 . United States 1,000,000 977,626
e
Waste Pro USA, Inc. , Senior Note , 144A, 7% , 2/01/33 ........ United States 100,000 100,587
e
Wrangler Holdco Corp. , Senior Note , 144A, 6.625% , 4/01/32 ... Canada 500,000 509,578
3,801,367
Construction & Engineering 0.3%
e
Arcosa, Inc. , Senior Note , 144A, 4.375% , 4/15/29 ........... United States 800,000 753,158
Construction Materials 0.2%
e
Knife River Corp. , Senior Note , 144A, 7.75% , 5/01/31 ........ United States 500,000 521,004

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Consumer Finance 1.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Bond , 3.4% , 10/29/33 ......................... Ireland 800,000 $ 690,820
Capital One Financial Corp. , Senior Bond , 5.268% to 5/09/32,
FRN thereafter , 5/10/33 ............................. United States 900,000 886,395
e
FirstCash, Inc. , Senior Note , 144A, 6.875% , 3/01/32 ......... United States 600,000 608,222
OneMain Finance Corp. ,
Senior Bond , 5.375% , 11/15/29 ....................... United States 200,000 190,430
Senior Note , 9% , 1/15/29 ........................... United States 400,000 420,068
2,795,935
Consumer Staples Distribution & Retail 0.2%
e
Cencosud SA , Senior Note , 144A, 5.95% , 5/28/31 ........... Chile 200,000 203,708
e
US Foods, Inc. ,
Senior Note , 144A, 6.875% , 9/15/28 ................... United States 300,000 307,671
Senior Note , 144A, 5.75% , 4/15/33 .................... United States 100,000 97,532
608,911
Containers & Packaging 1.3%
e
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. ,
Senior Note , 144A, 5.25% , 8/15/27 .................... United States 600,000 277,743
Senior Secured Note , 144A, 2.125% , 8/15/26 ............ United States 200,000 EUR 199,924
e
Clydesdale Acquisition Holdings, Inc. , Senior Secured Note ,
144A, 6.75% , 4/15/32 ............................... United States 650,000 655,023
e
Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd.
Co-Issuer LLC , Senior Secured Note , 144A, 6% , 9/15/28 .... Canada 175,000 170,426
e
Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group
Issuer, Inc. , Senior Secured Note , 144A, 4.375% , 10/15/28 ... United States 500,000 510,940
e
Sealed Air Corp. , Senior Note , 144A, 6.125% , 2/01/28 ........ United States 800,000 801,676
e
Trivium Packaging Finance BV , Senior Secured Note , 144A,
5.5% , 8/15/26 .................................... Netherlands 700,000 689,765
WRKCo, Inc. , Senior Bond , 3% , 6/15/33 ..................
United States 400,000 343,455
3,648,952
Distributors 0.2%
e
RB Global Holdings, Inc. ,
Senior Note , 144A, 7.75% , 3/15/31 .................... Canada 300,000 314,339
Senior Secured Note , 144A, 6.75% , 3/15/28 ............. Canada 100,000 102,254
416,593
Diversified Consumer Services 0.3%
Grand Canyon University , Secured Note , 5.125% , 10/01/28 ....
United States 800,000 758,287
Diversified REITs 0.3%
e
Global Net Lease, Inc. / Global Net Lease Operating Partnership
LP , Senior Note , 144A, 3.75% , 12/15/27 ................. United States 400,000 376,807
h
VICI Properties LP , Senior Note , 5.625% , 4/01/35 ........... United States 450,000 447,796
824,603
Diversified Telecommunication Services 1.2%
AT&T, Inc. , Senior Bond , 3.65% , 9/15/59 ..................
United States 800,000 539,982
CCO Holdings LLC / CCO Holdings Capital Corp. , Senior Bond ,
4.5% , 5/01/32 .................................... United States 300,000 260,639
e
Iliad Holding SASU ,
Senior Secured Note , 144A, 7% , 10/15/28 ............... France 600,000 607,742
Senior Secured Note , 144A, 7% , 4/15/32 ................ France 525,000 526,350

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Diversified Telecommunication Services (continued)
Telefonica Emisiones SA , Senior Bond , 4.895% , 3/06/48 ......
Spain 150,000 $ 126,200
Verizon Communications, Inc. , Senior Note , 2.355% , 3/15/32 ..
United States 1,000,000 846,512
e
Virgin Media Secured Finance plc , Senior Secured Bond , 144A,
4.5% , 8/15/30 .................................... United Kingdom 400,000 352,364
3,259,789
Electric Utilities 2.0%
Duke Energy Corp. , Senior Bond , 2.45% , 6/01/30 ...........
United States 600,000 535,228
Duke Energy Ohio, Inc. , Senior Bond , 5.25% , 4/01/33 ........
United States 100,000 101,492
Exelon Corp. , Senior Bond , 4.05% , 4/15/30 ................
United States 1,300,000 1,259,928
e
NRG Energy, Inc. , Senior Note , 144A, 5.75% , 7/15/29 ........ United States 400,000 394,484
Southern Co. (The) ,
Senior Bond , 4.4% , 7/01/46 .......................... United States 400,000 331,215
Senior Note , 5.5% , 3/15/29 .......................... United States 700,000 722,126
Virginia Electric and Power Co. , Senior Bond , 6.35% , 11/30/37 .
United States 85,000 91,733
e
Vistra Operations Co. LLC ,
Senior Note , 144A, 4.375% , 5/01/29 ................... United States 1,100,000 1,045,491
Senior Secured Bond , 144A, 4.3% , 7/15/29 .............. United States 500,000 484,240
Xcel Energy, Inc. , Senior Bond , 5.45% , 8/15/33 .............
United States 500,000 502,442
5,468,379
Electrical Equipment 0.1%
Eaton Corp. , Senior Bond , 4.15% , 3/15/33 .................
United States 200,000 191,073
Electronic Equipment, Instruments & Components 1.0%
CDW LLC / CDW Finance Corp. , Senior Note , 3.25% , 2/15/29 ..
United States 900,000 842,663
Flex Ltd. , Senior Bond , 4.875% , 5/12/30 ..................
United States 800,000 793,698
e
TTM Technologies, Inc. , Senior Note , 144A, 4% , 3/01/29 ...... United States 800,000 738,023
e
Zebra Technologies Corp. , Senior Note , 144A, 6.5% , 6/01/32 .. United States 300,000 303,875
2,678,259
Energy Equipment & Services 0.8%
e
Aris Water Holdings LLC , Senior Note , 144A, 7.25% , 4/01/30 .. United States 400,000 404,844
e
Kodiak Gas Services LLC , Senior Note , 144A, 7.25% , 2/15/29 .. United States 600,000 612,091
e
Nabors Industries, Inc. , Senior Note , 144A, 8.875% , 8/15/31 ... United States 500,000 434,644
Transocean, Inc. ,
Senior Bond , 6.8% , 3/15/38 .......................... United States 100,000 76,742
e
Senior Note , 144A, 8.25% , 5/15/29 .................... United States 100,000 97,825
e
Senior Secured Note , 144A, 8.75% , 2/15/30 ............. United States 480,000 498,825
2,124,971
Entertainment 0.2%
e
Banijay Entertainment SAS ,
Senior Secured Note , 144A, 7% , 5/01/29 ................ France 300,000 EUR 339,091
Senior Secured Note , 144A, 8.125% , 5/01/29 ............ France 32,323 33,276
Warnermedia Holdings, Inc. , Senior Note , 4.054% , 3/15/29 ....
United States 300,000 282,643
655,010

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Financial Services 1.1%
Corebridge Financial, Inc. , Senior Note , 6.05% , 9/15/33 .......
United States 500,000 $ 522,096
e
Freedom Mortgage Holdings LLC , Senior Note , 144A, 8.375% ,
4/01/32 ......................................... United States 450,000 440,075
e
GGAM Finance Ltd. , Senior Note , 144A, 8% , 6/15/28 ........ Ireland 400,000 419,779
e
Jefferson Capital Holdings LLC , Senior Note , 144A, 6% , 8/15/26 United States 700,000 696,428
e
Nationstar Mortgage Holdings, Inc. , Senior Bond , 144A, 5.75% ,
11/15/31 ........................................ United States 600,000 600,341
e
PRA Group, Inc. , Senior Note , 144A, 5% , 10/01/29 .......... United States 400,000 368,802
3,047,521
Food Products 1.2%
e
Bimbo Bakeries USA, Inc. , Senior Bond , 144A, 4% , 5/17/51 ... Mexico 200,000 150,188
e ,f
Chobani Holdco II LLC , Senior Note , 144A, PIK, 8.75% , 10/01/29 United States 100,000 104,698
e
Chobani LLC / Chobani Finance Corp., Inc. , Senior Note , 144A,
7.625% , 7/01/29 ................................... United States 100,000 102,869
e
Darling Ingredients, Inc. , Senior Note , 144A, 6% , 6/15/30 ..... United States 700,000 696,363
JBS USA Holding Lux SARL / JBS USA Food Co. / JBS Lux Co.
SARL ,
Senior Note , 2.5% , 1/15/27 .......................... United States 500,000 481,133
Senior Note , 3% , 2/02/29 ........................... United States 200,000 187,110
Senior Note , 3.625% , 1/15/32 ........................ United States 400,000 360,663
e
Mars, Inc. , Senior Note , 144A, 5.2% , 3/01/35 ............... United States 945,000 950,089
e
Post Holdings, Inc. , Senior Secured Note , 144A, 6.25% , 2/15/32 United States 300,000 302,136
3,335,249
Gas Utilities 0.1%
Piedmont Natural Gas Co., Inc. , Senior Bond , 3.35% , 6/01/50 ..
United States 300,000 202,128
Ground Transportation 0.9%
e
Ashtead Capital, Inc. , Senior Bond , 144A, 5.8% , 4/15/34 ...... United Kingdom 200,000 201,301
e
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. , Senior
Note , 144A, 8.25% , 1/15/30 .......................... United States 450,000 439,367
CSX Corp. , Senior Bond , 4.1% , 3/15/44 ..................
United States 550,000 459,742
e
First Student Bidco, Inc. / First Transit Parent, Inc. , Senior
Secured Note , 144A, 4% , 7/31/29 ..................... United States 500,000 458,884
e
Watco Cos. LLC / Watco Finance Corp. , Senior Note , 144A,
7.125% , 8/01/32 ................................... United States 300,000 301,951
e
XPO, Inc. , Senior Note , 144A, 7.125% , 2/01/32 ............. United States 600,000 615,296
2,476,541
Health Care Equipment & Supplies 0.7%
e
Bausch + Lomb Corp. , Senior Secured Note , 144A, 8.375% ,
10/01/28 ........................................ United States 800,000 831,000
Baxter International, Inc. , Senior Note , 2.272% , 12/01/28 ......
United States 500,000 459,481
e
Neogen Food Safety Corp. , Senior Note , 144A, 8.625% , 7/20/30 United States 600,000 632,239
1,922,720
Health Care Providers & Services 2.8%
Centene Corp. ,
Senior Note , 4.25% , 12/15/27 ........................ United States 300,000 292,970
Senior Note , 2.45% , 7/15/28 ......................... United States 100,000 91,319
Senior Note , 4.625% , 12/15/29 ....................... United States 200,000 191,765
Senior Note , 3.375% , 2/15/30 ........................ United States 600,000 543,127
Senior Note , 2.625% , 8/01/31 ........................ United States 200,000 168,257
e
CHS/Community Health Systems, Inc. ,
Secured Note , 144A, 6.875% , 4/15/29 .................. United States 100,000 64,949

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Providers & Services (continued)
e
CHS/Community Health Systems, Inc., (continued)
Senior Secured Note , 144A, 5.625% , 3/15/27 ............ United States 700,000 $ 669,005
Senior Secured Note , 144A, 6% , 1/15/29 ................ United States 200,000 177,949
e
Concentra Escrow Issuer Corp. , Senior Note , 144A, 6.875% ,
7/15/32 ......................................... United States 200,000 203,751
CVS Health Corp. ,
Senior Bond , 1.75% , 8/21/30 ......................... United States 400,000 339,098
Senior Bond , 5.3% , 6/01/33 .......................... United States 500,000 495,298
Senior Bond , 2.7% , 8/21/40 .......................... United States 600,000 410,467
e
DaVita, Inc. , Senior Note , 144A, 4.625% , 6/01/30 ........... United States 800,000 737,113
Elevance Health, Inc. , Senior Bond , 3.7% , 9/15/49 ..........
United States 150,000 108,820
HCA, Inc. , Senior Bond , 3.5% , 9/01/30 ...................
United States 1,300,000 1,205,930
Icon Investments Six DAC , Senior Secured Bond , 6% , 5/08/34 .
United States 200,000 204,390
e
Kedrion SpA , Senior Secured Note , 144A, 6.5% , 9/01/29 ...... Italy 700,000 664,297
e
MPH Acquisition Holdings LLC ,
Senior Secured Note , 144A, 5.75% , 12/31/30 ............ United States 45,013 32,687
f
Senior Secured Note , 144A, PIK, 11.5% , 12/31/30 ......... United States 68,893 59,319
f
Senior Secured Note , 144A, PIK, 6.75% , 3/31/31 ......... United States 386,092 231,414
Tenet Healthcare Corp. , Senior Secured Note , 6.125% , 6/15/30 .
United States 900,000 896,964
7,788,889
Health Care REITs 0.3%
Alexandria Real Estate Equities, Inc. , Senior Bond , 5.25% ,
5/15/36 ......................................... United States 250,000 244,060
MPT Operating Partnership LP / MPT Finance Corp. ,
Senior Bond , 5% , 10/15/27 .......................... United States 400,000 361,881
Senior Bond , 3.5% , 3/15/31 .......................... United States 300,000 200,393
e
Senior Secured Note , 144A, 8.5% , 2/15/32 .............. United States 100,000 101,946
908,280
Hotel & Resort REITs 0.5%
e
Pebblebrook Hotel LP / PEB Finance Corp. , Senior Note , 144A,
6.375% , 10/15/29 .................................. United States 200,000 197,901
e
RHP Hotel Properties LP / RHP Finance Corp. , Senior Note ,
144A, 6.5% , 4/01/32 ............................... United States 700,000 699,302
e
XHR LP ,
Senior Note , 144A, 6.625% , 5/15/30 ................... United States 125,000 122,874
Senior Secured Note , 144A, 4.875% , 6/01/29 ............ United States 400,000 375,018
1,395,095
Hotels, Restaurants & Leisure 2.4%
e
1011778 BC ULC / New Red Finance, Inc. , Secured Bond , 144A,
4% , 10/15/30 ..................................... Canada 700,000 634,109
e
Allwyn Entertainment Financing UK plc , Senior Secured Note ,
144A, 7.875% , 4/30/29 .............................. Czech Republic 600,000 620,106
e
Caesars Entertainment, Inc. ,
Senior Note , 144A, 4.625% , 10/15/29 .................. United States 900,000 827,939
Senior Note , 144A, 6% , 10/15/32 ..................... United States 100,000 93,472

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Hotels, Restaurants & Leisure (continued)
e
Carnival Corp. , Senior Note , 144A, 5.75% , 3/15/30 .......... United States 1,000,000 $ 996,730
e
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co.,
Inc. , Senior Note , 144A, 6.75% , 1/15/30 ................. United States 500,000 432,819
e
Great Canadian Gaming Corp. , Senior Secured Note , 144A,
8.75% , 11/15/29 ................................... Canada 500,000 502,855
Marriott International, Inc. , Senior Bond , 5.3% , 5/15/34 .......
United States 250,000 249,616
e
NCL Corp. Ltd. , Senior Note , 144A, 6.75% , 2/01/32 .......... United States 300,000 296,549
e
Royal Caribbean Cruises Ltd. ,
Senior Note , 144A, 5.625% , 9/30/31 ................... United States 100,000 98,263
Senior Note , 144A, 6% , 2/01/33 ...................... United States 600,000 600,091
e
Six Flags Entertainment Corp. / Six Flags Theme Parks, Inc.
/ Canada's Wonderland Co. , Senior Secured Note , 144A,
6.625% , 5/01/32 ................................... United States 200,000 201,819
e
Viking Cruises Ltd. , Senior Note , 144A, 7% , 2/15/29 ......... United States 300,000 301,202
e
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. ,
Senior Bond , 144A, 5.125% , 10/01/29 .................. United States 500,000 480,163
Senior Note , 144A, 7.125% , 2/15/31 ................... United States 300,000 310,646
6,646,379
Household Durables 0.6%
e
LGI Homes, Inc. , Senior Note , 144A, 8.75% , 12/15/28 ........ United States 600,000 625,682
Toll Brothers Finance Corp. , Senior Bond , 3.8% , 11/01/29 .....
United States 640,000 610,344
e
Weekley Homes LLC / Weekley Finance Corp. , Senior Note ,
144A, 4.875% , 9/15/28 .............................. United States 500,000 474,968
1,710,994
Household Products 0.2%
e
Central Garden & Pet Co. , Senior Bond , 144A, 4.125% , 4/30/31 United States 400,000 358,398
e
Energizer Holdings, Inc. , Senior Note , 144A, 4.375% , 3/31/29 .. United States 300,000 279,668
638,066
Independent Power and Renewable Electricity Producers 1.4%
e
AES Andes SA , Senior Note , 144A, 6.3% , 3/15/29 ........... Chile 500,000 513,502
e
Atlantica Sustainable Infrastructure plc , Senior Note , 144A,
4.125% , 6/15/28 ................................... Spain 900,000 846,900
e
Clearway Energy Operating LLC , Senior Note , 144A, 3.75% ,
2/15/31 ......................................... United States 500,000 439,697
Constellation Energy Generation LLC , Senior Bond , 6.125% ,
1/15/34 ......................................... United States 200,000 210,893
e
Leeward Renewable Energy Operations LLC , Senior Note , 144A,
4.25% , 7/01/29 ................................... United States 1,000,000 884,625
e
Talen Energy Supply LLC , Senior Secured Note , 144A, 8.625% ,
6/01/30 ......................................... United States 800,000 849,138
3,744,755
Insurance 2.4%
e
Acrisure LLC / Acrisure Finance, Inc. ,
Senior Note , 144A, 8.5% , 6/15/29 ..................... United States 300,000 312,759
Senior Secured Note , 144A, 7.5% , 11/06/30 ............. United States 500,000 509,028
e
AIA Group Ltd. , Senior Bond , 144A, 4.95% , 4/04/33 ......... Hong Kong 300,000 303,977
e
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer ,
Senior Note , 144A, 7.375% , 10/01/32 .................. United States 100,000 100,564
Senior Secured Note , 144A, 6.75% , 4/15/28 ............. United States 600,000 602,721
Senior Secured Note , 144A, 7% , 1/15/31 ................ United States 200,000 200,772

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Insurance (continued)
Arch Capital Group Ltd. , Senior Bond , 3.635% , 6/30/50 .......
United States 1,000,000 $ 727,513
Arthur J Gallagher & Co. , Senior Note , 5% , 2/15/32 ..........
United States 250,000 250,145
e
Corebridge Global Funding , Secured Note , 144A, 5.9% , 9/19/28 United States 200,000 208,274
F&G Annuities & Life, Inc. , Senior Note , 6.5% , 6/04/29 .......
United States 200,000 203,720
e
Metropolitan Life Global Funding I ,
Secured Note , 144A, 5.05% , 1/06/28 ................... United States 1,100,000 1,118,809
Secured Note , 144A, 4.3% , 8/25/29 .................... United States 300,000 295,049
e
Northwestern Mutual Global Funding , Secured Note , 144A, 4.9% ,
6/12/28 ......................................... United States 600,000 608,585
e
RGA Global Funding , Secured Note , 144A, 5.5% , 1/11/31 ..... United States 700,000 720,304
e
Sammons Financial Group, Inc. , Senior Bond , 144A, 6.875% ,
4/15/34 ......................................... United States 400,000 427,211
6,589,431
Interactive Media & Services 0.4%
e
Snap, Inc. , Senior Note , 144A, 6.875% , 3/01/33 ............ United States 200,000 200,166
e
Tencent Holdings Ltd. , Senior Note , 144A, 2.39% , 6/03/30 ..... China 900,000 810,677
1,010,843
IT Services 0.8%
e
Cablevision Lightpath LLC , Senior Secured Note , 144A, 3.875% ,
9/15/27 ......................................... United States 900,000 855,545
e
Fortress Intermediate 3, Inc. , Senior Secured Note , 144A, 7.5% ,
6/01/31 ......................................... United States 300,000 302,804
e
Gartner, Inc. ,
Senior Note , 144A, 4.5% , 7/01/28 ..................... United States 700,000 686,919
Senior Note , 144A, 3.625% , 6/15/29 ................... United States 400,000 377,105
2,222,373
Life Sciences Tools & Services 0.1%
e
Fortrea Holdings, Inc. , Senior Secured Note , 144A, 7.5% , 7/01/30 United States 400,000 364,229
Machinery 0.7%
e
ATS Corp. , Senior Note , 144A, 4.125% , 12/15/28 ........... Canada 400,000 371,898
e
ESAB Corp. , Senior Note , 144A, 6.25% , 4/15/29 ............ United States 300,000 304,753
Hillenbrand, Inc. , Senior Note , 6.25% , 2/15/29 ..............
United States 300,000 300,927
e
Manitowoc Co., Inc. (The) , Secured Note , 144A, 9.25% , 10/01/31 United States 200,000 205,838
e
Terex Corp. , Senior Note , 144A, 6.25% , 10/15/32 ........... United States 900,000 874,028
2,057,444
Media 2.2%
Charter Communications Operating LLC / Charter
Communications Operating Capital Corp. , Senior Secured
Bond , 2.8% , 4/01/31 ............................... United States 1,300,000 1,122,847
e
Clear Channel Outdoor Holdings, Inc. ,
Senior Note , 144A, 7.75% , 4/15/28 .................... United States 400,000 344,316
Senior Secured Note , 144A, 5.125% , 8/15/27 ............ United States 200,000 193,489
Senior Secured Note , 144A, 7.875% , 4/01/30 ............ United States 200,000 196,279

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Media (continued)
Comcast Corp. , Senior Bond , 4.8% , 5/15/33 ...............
United States 600,000 $ 591,075
e
CSC Holdings LLC , Senior Bond , 144A, 3.375% , 2/15/31 ..... United States 400,000 286,904
e
Directv Financing LLC / Directv Financing Co-Obligor, Inc. , Senior
Secured Note , 144A, 5.875% , 8/15/27 .................. United States 700,000 678,987
Fox Corp. , Senior Bond , 6.5% , 10/13/33 ..................
United States 500,000 535,748
e
McGraw-Hill Education, Inc. , Senior Secured Note , 144A,
7.375% , 9/01/31 ................................... United States 500,000 503,263
e
Outfront Media Capital LLC / Outfront Media Capital Corp. , Senior
Bond , 144A, 4.625% , 3/15/30 ......................... United States 500,000 457,665
Paramount Global , Senior Bond , 4.2% , 5/19/32 .............
United States 800,000 717,732
e
Sinclair Television Group, Inc. , Senior Secured Note , 144A,
8.125% , 2/15/33 ................................... United States 500,000 493,715
6,122,020
Metals & Mining 1.1%
e
Cleveland-Cliffs, Inc. , Senior Note , 144A, 7% , 3/15/32 ........ United States 300,000 288,245
e
Constellium SE ,
Senior Note , 144A, 3.75% , 4/15/29 .................... United States 400,000 362,803
Senior Note , 144A, 6.375% , 8/15/32 ................... United States 200,000 195,494
e
Indonesia Asahan Aluminium PT / Mineral Industri Indonesia
Persero PT , Senior Bond , 144A, 5.45% , 5/15/30 ........... Indonesia 700,000 705,496
e
Novelis Corp. ,
Senior Bond , 144A, 4.75% , 1/30/30 .................... United States 300,000 280,000
Senior Note , 144A, 3.25% , 11/15/26 ................... United States 300,000 290,294
e
Novelis, Inc. , Senior Note , 144A, 6.875% , 1/30/30 ........... United States 100,000 101,496
e
POSCO , Senior Note , 144A, 5.625% , 1/17/26 .............. South Korea 850,000 857,031
3,080,859
Multi-Utilities 0.6%
Dominion Energy, Inc. , A , Senior Note , 4.35% , 8/15/32 .......
United States 1,150,000 1,096,521
DTE Energy Co. , Senior Note , 4.875% , 6/01/28 .............
United States 600,000 603,860
1,700,381
Oil, Gas & Consumable Fuels 6.8%
e
Aker BP ASA , Senior Bond , 144A, 3.1% , 7/15/31 ............ Norway 900,000 792,876
e
Antero Resources Corp. , Senior Note , 144A, 7.625% , 2/01/29 .. United States 598,000 613,529
e
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Secured Note , 144A, 9.25% , 7/15/29 .............. United States 400,000 413,500
Canadian Natural Resources Ltd. , Senior Bond , 2.95% , 7/15/30
Canada 850,000 768,538
Cheniere Energy, Inc. , Senior Note , 5.65% , 4/15/34 ..........
United States 200,000 202,407
e
Chord Energy Corp. , Senior Note , 144A, 6.75% , 3/15/33 ...... United States 350,000 348,484
e
Civitas Resources, Inc. ,
Senior Note , 144A, 8.375% , 7/01/28 ................... United States 300,000 309,971
Senior Note , 144A, 8.625% , 11/01/30 .................. United States 100,000 103,255
Senior Note , 144A, 8.75% , 7/01/31 .................... United States 400,000 411,278
e
Coronado Finance Pty. Ltd. , Senior Secured Note , 144A, 9.25% ,
10/01/29 ........................................ Australia 350,000 324,506
e
CrownRock LP / CrownRock Finance, Inc. , Senior Note , 144A,
5% , 5/01/29 ...................................... United States 800,000 812,922
e
DT Midstream, Inc. , Senior Bond , 144A, 4.375% , 6/15/31 ..... United States 700,000 644,506
Eastern Energy Gas Holdings LLC , Senior Bond , 5.8% , 1/15/35
United States 1,200,000 1,239,321
Energy Transfer LP ,
Senior Bond , 3.75% , 5/15/30 ......................... United States 200,000 189,186
e
Senior Note , 144A, 6% , 2/01/29 ...................... United States 400,000 406,868

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
e
Galaxy Pipeline Assets Bidco Ltd. , Senior Secured Bond , 144A,
2.16% , 3/31/34 ...................................
United Arab
Emirates 294,860 $ 260,140
e
Harbour Energy plc , Senior Note , 144A, 5.5% , 10/15/26 ...... United Kingdom 200,000 200,264
e
Hess Midstream Operations LP ,
Senior Note , 144A, 5.875% , 3/01/28 ................... United States 300,000 301,591
Senior Note , 144A, 6.5% , 6/01/29 ..................... United States 300,000 306,223
e
Hilcorp Energy I LP / Hilcorp Finance Co. ,
Senior Bond , 144A, 6% , 2/01/31 ...................... United States 500,000 467,747
Senior Bond , 144A, 6.25% , 4/15/32 .................... United States 200,000 187,105
e
Kinetik Holdings LP , Senior Note , 144A, 5.875% , 6/15/30 ...... United States 800,000 792,247
e
Kraken Oil & Gas Partners LLC , Senior Note , 144A, 7.625% ,
8/15/29 ......................................... United States 400,000 390,934
e
Matador Resources Co. ,
Senior Note , 144A, 6.5% , 4/15/32 ..................... United States 600,000 595,109
Senior Note , 144A, 6.25% , 4/15/33 .................... United States 200,000 195,586
ONEOK, Inc. ,
Senior Bond , 5.375% , 6/01/29 ........................ United States 1,100,000 1,117,389
e
Senior Note , 144A, 5.625% , 1/15/28 ................... United States 100,000 101,754
Sabine Pass Liquefaction LLC , Senior Secured Note , 4.5% ,
5/15/30 ......................................... United States 1,600,000 1,571,118
Sunoco LP / Sunoco Finance Corp. ,
Senior Note , 6% , 4/15/27 ........................... United States 500,000 499,501
Senior Note , 4.5% , 5/15/29 .......................... United States 900,000 853,136
e
Var Energi ASA , Senior Bond , 144A, 8% , 11/15/32 .......... Norway 1,000,000 1,126,745
e
Venture Global Calcasieu Pass LLC ,
Senior Secured Bond , 144A, 4.125% , 8/15/31 ............ United States 300,000 272,793
Senior Secured Note , 144A, 3.875% , 8/15/29 ............ United States 300,000 277,932
e
Venture Global LNG, Inc. , Senior Secured Note , 144A, 8.375% ,
6/01/31 ......................................... United States 700,000 710,434
e
Viper Energy, Inc. , Senior Note , 144A, 7.375% , 11/01/31 ...... United States 400,000 418,735
e
Vital Energy, Inc. , Senior Note , 144A, 7.875% , 4/15/32 ....... United States 700,000 652,322
18,879,952
Paper & Forest Products 0.4%
Suzano Austria GmbH ,
Senior Bond , 3.75% , 1/15/31 ......................... Brazil 700,000 632,299
DM3N , Senior Bond , 3.125% , 1/15/32 .................. Brazil 400,000 340,910
973,209
Passenger Airlines 0.5%
e
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. , Senior
Secured Note , 144A, 5.75% , 4/20/29 ................... United States 900,000 881,434
e
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note ,
144A, 4.5% , 10/20/25 ............................... United States 276,000 275,069
e
OneSky Flight LLC , Senior Note , 144A, 8.875% , 12/15/29 ..... United States 200,000 202,328
e
United Airlines, Inc. , Senior Secured Note , 144A, 4.375% , 4/15/26 United States 143,097 140,932
1,499,763
Personal Care Products 0.5%
e
Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige
International US LLC , Senior Secured Note , 144A, 4.75% ,
1/15/29 ......................................... United States 800,000 775,133
e
Opal Bidco SAS , Senior Secured Note , 144A, 6.5% , 3/31/32 ... France 625,000 625,000
e
Prestige Brands, Inc. , Senior Bond , 144A, 3.75% , 4/01/31 ..... United States 100,000 89,764
1,489,897

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Pharmaceuticals 1.3%
e
Bayer US Finance II LLC , Senior Bond , 144A, 4.375% , 12/15/28 Germany 889,000 $ 866,239
e
Endo Finance Holdings, Inc. , Senior Secured Note , 144A, 8.5% ,
4/15/31 ......................................... United States 400,000 417,511
e
Organon & Co. / Organon Foreign Debt Co-Issuer BV ,
Senior Bond , 144A, 5.125% , 4/30/31 ................... United States 300,000 261,802
Senior Secured Note , 144A, 4.125% , 4/30/28 ............ United States 700,000 654,699
Pfizer Investment Enterprises Pte. Ltd. , Senior Bond , 4.75% ,
5/19/33 ......................................... United States 345,000 341,364
Royalty Pharma plc , Senior Bond , 3.3% , 9/02/40 ............
United States 500,000 369,436
Teva Pharmaceutical Finance Netherlands III BV , Senior Note ,
5.125% , 5/09/29 ................................... Israel 700,000 684,549
3,595,600
Real Estate Management & Development 0.3%
e
Forestar Group, Inc. , Senior Note , 144A, 6.5% , 3/15/33 ....... United States 800,000 783,966
Residential REITs 0.3%
AvalonBay Communities, Inc. , Senior Bond , 2.45% , 1/15/31 ...
United States 500,000 443,030
Essex Portfolio LP , Senior Bond , 5.375% , 4/01/35 ...........
United States 300,000 300,802
743,832
Software 0.3%
e
Gen Digital, Inc. , Senior Note , 144A, 6.25% , 4/01/33 ......... United States 150,000 149,693
e
McAfee Corp. , Senior Note , 144A, 7.375% , 2/15/30 .......... United States 800,000 708,741
858,434
Specialized REITs 0.3%
e
Iron Mountain, Inc. , Senior Note , 144A, 7% , 2/15/29 ......... United States 900,000 921,167
Specialty Retail 0.1%
AutoNation, Inc. , Senior Bond , 4.75% , 6/01/30 .............
United States 200,000 196,426
Technology Hardware, Storage & Peripherals 0.5%
Dell International LLC / EMC Corp. , Senior Bond , 5.4% , 4/15/34
United States 900,000 907,481
Hewlett Packard Enterprise Co. , Senior Note , 4.85% , 10/15/31 .
United States 500,000 495,046
1,402,527
Textiles, Apparel & Luxury Goods 0.4%
e
Hanesbrands, Inc. , Senior Note , 144A, 9% , 2/15/31 .......... United States 800,000 843,853
Tapestry, Inc. , Senior Bond , 5.5% , 3/11/35 .................
United States 200,000 197,761
1,041,614
Tobacco 0.3%
Philip Morris International, Inc. , Senior Bond , 5.375% , 2/15/33 ..
United States 800,000 816,184
Trading Companies & Distributors 0.8%
e
EquipmentShare.com, Inc. , Secured Note , 144A, 8.625% , 5/15/32 United States 700,000 722,414
e
Herc Holdings, Inc. , Senior Note , 144A, 6.625% , 6/15/29 ...... United States 200,000 200,834
e
United Rentals North America, Inc. , Senior Bond , 144A, 6.125% ,
3/15/34 ......................................... United States 500,000 500,938
e
WESCO Distribution, Inc. ,
Senior Note , 144A, 6.375% , 3/15/29 ................... United States 700,000 708,999
Senior Note , 144A, 6.625% , 3/15/32 ................... United States 100,000 101,567
2,234,752

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Transportation Infrastructure 0.0%
†
e ,i
Rutas 2 and 7 Finance Ltd. , Senior Secured Bond , 144A, 3% ,
9/30/36 ......................................... United States 160,000 $ 113,892
Wireless Telecommunication Services 1.0%
e
Connect Finco SARL / Connect US Finco LLC , Senior Secured
Note , 144A, 9% , 9/15/29 ............................ United Kingdom 500,000 456,489
a ,i
Digicel Group Holdings Ltd. ,
29 .594% , 11/17/33 ................................ Bermuda 29,663 939
25 .86% , 11/17/33 ................................. Bermuda 10,459 1,282
T-Mobile USA, Inc. ,
Senior Bond , 3.3% , 2/15/51 .......................... United States 500,000 334,037
Senior Note , 3.875% , 4/15/30 ........................ United States 1,300,000 1,246,639
e
Zegona Finance plc , Senior Secured Note , 144A, 8.625% ,
7/15/29 ......................................... United Kingdom 600,000 636,663
2,676,049
Total Corporate Bonds (Cost $ 169,690,745 ) ...................................
163,547,443
Senior Floating Rate Interests 2.6%
Air Freight & Logistics 0.1%
j
Rand Parent LLC, First Lien, CME Term Loan, B , 7.299% ,
( 3-month SOFR + 3% ), 3/18/30 ....................... United States 130,905 129,456
j
Automobile Components 0.1%
Clarios Global LP, First Lien, Amendment No. 6 Dollar CME Term
Loan , 7.075% , ( 1-month SOFR + 2.75% ), 1/28/32 ......... United States 80,000 78,933
DexKo Global, Inc., First Lien, Closing Date Dollar CME Term
Loan , 8.34% , ( 3-month SOFR + 3.75% ), 10/04/28 ......... United States 36,606 34,199
First Brands Group LLC, First Lien, 2021 CME Term Loan ,
9.552% , ( 3-month SOFR + 5% ), 3/30/27 ................ United States 78,103 72,758
First Brands Group LLC, Second Lien, 2021 CME Term Loan ,
13.052% , ( 3-month SOFR + 8.5% ), 3/30/28 .............. United States 107,744 97,508
Highline Aftermarket Acquisition LLC, First Lien, 2025-1 CME
Term Loan , 7.825% , ( 1-month SOFR + 3.5% ), 2/13/30 ...... United States 45,603 45,546
TI Group Automotive Systems LLC, First Lien, 2021 Refinancing
CME Term Loan, B , 7.689% , ( 1-month SOFR + 3.25% ),
12/16/26 ........................................ United States 30,826 30,893
359,837
a a a a a a
Automobiles 0.0%
†
j
American Trailer World Corp., First Lien, CME Term Loan, B ,
8.175% , ( 1-month SOFR + 3.75% ), 3/03/28 .............. United States 78,730 63,975
Beverages 0.0%
†
j
Primo Brands Corp., First Lien, 2025 Refinancing CME Term
Loan , 6.565% , ( 3-month SOFR + 2.25% ), 3/31/28 ......... United States 55,852 55,691
Broadline Retail 0.0%
†
j
Peer Holding III BV, First Lien, CME Term Loan, B5 , 6.829% ,
( 3-month SOFR + 2.5% ), 7/01/31 ...................... Netherlands 51,238 51,213
j
Building Products 0.1%
AZZ, Inc., First Lien, Initial CME Term Loan , 6.825% , ( 1-month
SOFR + 2.5% ), 5/14/29 ............................. United States 63,151 63,341
Cornerstone Building Brands, Inc., First Lien, CME Term Loan, C ,
8.819% , ( 1-month SOFR + 4.5% ), 5/15/31 ............... United States 122,979 102,117
EMRLD Borrower LP, First Lien, Second Amendment Incremental
CME Term Loan , 6.799% , ( 3-month SOFR + 2.5% ), 8/04/31 .. United States 35,325 35,045

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
j
Building Products (continued)
Quikrete Holdings, Inc., First Lien, CME Term Loan, B2 , 6.575% ,
( 1-month SOFR + 2.25% ), 3/19/29 ..................... United States 42,308 $ 41,961
Quikrete Holdings, Inc., First Lien, CME Term Loan, B3 , 6.575% ,
( 1-month SOFR + 2.25% ), 2/10/32 ..................... United States 27,586 27,311
269,775
a a a a a a
j
Capital Markets 0.1%
AI Aqua Merger Sub, Inc., First Lien, 2025 Refinancing CME Term
Loan, B , 7.323% , ( 1-month SOFR + 3% ), 7/31/28 .......... United States 60,074 59,598
Citadel Securities LP, First Lien, 2024 CME Term Loan , 6.325% ,
( 1-month SOFR + 2% ), 10/31/31 ...................... United States 42,420 42,426
Edelman Financial Engines Center LLC (The), First Lien, Initial
CME Term Loan , 7.324% , ( 1-month SOFR + 3% ), 4/07/28 ... United States 25,861 25,818
First Eagle Holdings, Inc., First Lien, CME Term Loan, B2 ,
7.329% , ( 3-month SOFR + 3% ), 3/05/29 ................ United States 119,100 119,217
Jane Street Group LLC, First Lien, Extended CME Term Loan ,
6.313% , ( 3-month SOFR + 2% ), 12/15/31 ................ United States 42,189 41,741
288,800
a a a a a a
j
Chemicals 0.2%
A-AP Buyer, Inc., First Lien, Initial CME Term Loan , 7.075% ,
( 1-month SOFR + 2.75% ), 9/09/31 ..................... United States 25,533 25,469
Albaugh LLC, First Lien, Initial CME Term Loan , 8.063% ,
( 3-month SOFR + 3.75% ), 4/06/29 ..................... United States 39,693 38,689
Hexion Holdings Corp., First Lien, 2024 Refinancing CME Term
Loan , 8.325% , ( 1-month SOFR + 4% ), 3/15/29 ............ United States 75,562 73,632
Hexion Holdings Corp., Second Lien, Initial CME Term Loan ,
11.861% , ( 1-month SOFR + 7.438% ), 3/15/30 ............ United States 50,408 48,202
INEOS US Finance LLC, First Lien, 2030 Dollar CME Term Loan ,
7.575% , ( 1-month SOFR + 3.25% ), 2/18/30 .............. Luxembourg 83,917 80,836
INEOS US Petrochem LLC, First Lien, New CME Term Loan, B1 ,
8.675% , ( 1-month SOFR + 4.25% ), 4/02/29 .............. United States 41,870 40,300
Lummus Technology Holdings V LLC, First Lien, Amendment No.
2 Refinancing CME Term Loan, B , 7.325% , ( 1-month SOFR +
3% ), 12/31/29 .................................... United States 29,736 29,699
Nouryon Finance BV, First Lien, November 2024 Dollar CME
Term Loan, B2 , 7.554% , ( 3-month SOFR + 3.25% ), 4/03/28 .. Netherlands 51,954 52,051
SCIH Salt Holdings, Inc., First Lien, Incremental CME Term Loan,
B1 , 7.291% , ( 3-month SOFR + 3% ), 1/31/29 ............. United States 42,195 41,905
Vibrantz Technologies, Inc., First Lien, Initial CME Term Loan ,
8.689% , ( 3-month SOFR + 4.25% ), 4/23/29 .............. United States 109,269 96,635
527,418
a a a a a a
j
Commercial Services & Supplies 0.1%
Acuren Holdings, Inc., First Lien, Amendment No. 1 CME Term
Loan , 7.075% , ( 1-month SOFR + 2.75% ), 7/30/31 ......... United States 25,844 25,691
Allied Universal Holdco LLC, First Lien, Initial US Dollar CME
Term Loan , 8.175% , ( 1-month SOFR + 3.75% ), 5/12/28 ..... United States 66,390 66,396
CCI Buyer, Inc., First Lien, Initial CME Term Loan , 8.299% ,
( 3-month SOFR + 4% ), 12/17/27 ...................... United States 86,646 86,802
Spin Holdco, Inc., First Lien, Initial CME Term Loan , 8.562% ,
( 3-month SOFR + 4% ), 3/06/28 ....................... United States 108,738 92,360
271,249
a a a a a a
j
Construction & Engineering 0.0%
†
Chromalloy Corp., First Lien, CME Term Loan , 8.06% , ( 3-month
SOFR + 3.75% ), 3/27/31 ............................ United States 59,700 59,589

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
j
Construction & Engineering (continued)
Construction Partners, Inc., First Lien, Closing Date CME Term
Loan , 6.827% , ( 1-month SOFR + 2.5% ), 11/03/31 ......... United States 10,239 $ 10,196
Radar Bidco SARL, First Lien, USD CME Term Loan, B2 , 8.044% ,
( 3-month SOFR + 3.75% ), 4/04/31 ..................... Luxembourg 41,770 41,940
111,725
a a a a a a
Consumer Finance 0.1%
j
Neon Maple US Debt Mergersub, Inc., First Lien, Term Loan, B1 ,
7.324% , ( 1-month SOFR + 3% ), 11/17/31 ................ United States 122,754 122,106
j
Containers & Packaging 0.1%
Berlin Packaging LLC, First Lien, 2024-2 Replacement CME Term
Loan , 7.82% , ( 1-month SOFR + 3.5%; 3-month SOFR + 3.5% ),
6/09/31 ......................................... United States 119,401 119,132
Charter Next Generation, Inc., First Lien, 2024 Replacement CME
Term Loan , 7.314% , ( 1-month SOFR + 3% ), 11/29/30 ....... United States 41,889 41,881
Klockner Pentaplast of America, Inc., First Lien, USD CME Term
Loan, B , 9.227% , ( 6-month SOFR + 4.725% ), 2/09/26 ...... Luxembourg 145,973 133,443
Pactiv Evergreen Group Holdings, Inc., First Lien, CME Term
Loan, B4 , 6.825% , ( 1-month SOFR + 2.5% ), 9/25/28 ....... United States 28,029 28,018
322,474
a a a a a a
Distributors 0.0%
†
h,j
Verde Purchaser LLC, First Lien, Initial CME Term Loan , 8.299% ,
( 3-month SOFR + 4% ), 11/30/30 ...................... United States 72,685 72,387
Electrical Equipment 0.0%
†
j
Roper Industrial Products Investment Co. LLC, First Lien, Dollar
CME Term Loan, D , 7.049% , ( 3-month SOFR + 2.75% ),
11/22/29 ........................................ United States 81,157 80,845
Entertainment 0.0%
†
j
Playtika Holding Corp., First Lien, CME Term Loan, B1 , 7.189% ,
( 1-month SOFR + 2.75% ), 3/13/28 ..................... United States 43,578 43,202
j
Food Products 0.1%
Aspire Bakeries Holdings LLC, First Lien, Initial CME Term Loan ,
8.575% , ( 1-month SOFR + 4.25% ), 12/22/30 ............. United States 43,896 44,060
Froneri International Ltd., First Lien, CME Term Loan, B4 ,
6.237% , ( 6-month SOFR + 2% ), 9/30/31 ................ United Kingdom 116,788 116,182
Primary Products Finance LLC, First Lien, 2024 Second
Replacement CME Term Loan, B , 7.546% , ( 3-month SOFR +
3.25% ), 4/02/29 ................................... United States 73,702 73,347
Simply Good Foods USA, Inc., First Lien, Initial CME Term Loan ,
6.325% , ( 1-month SOFR + 2% ), 3/17/27 ................ United States 5,963 5,998
239,587
a a a a a a
j
Ground Transportation 0.0%
†
Albion Financing 3 SARL, First Lien, 2025 Amended US Dollar
CME Term Loan , 7.293% , ( 3-month SOFR + 3% ), 8/16/29 ... Luxembourg 14,112 14,142
First Student Bidco, Inc., First Lien, CME Term Loan, B , 6.799% ,
( 3-month SOFR + 2.5% ), 7/21/28 ...................... United States 21,872 21,861
First Student Bidco, Inc., First Lien, Initial CME Term Loan, C ,
6.799% , ( 3-month SOFR + 2.5% ), 7/21/28 ............... United States 6,686 6,683
WWEX UNI TopCo Holdings LLC, First Lien, Initial CME Term
Loan , 8.329% , ( 3-month SOFR + 4% ), 7/26/28 ............ United States 59,692 59,015
101,701
a a a a a a

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
j
Health Care Equipment & Supplies 0.0%
†
Medline Borrower LP, First Lien, Dollar Incremental CME Term
Loan , 6.575% , ( 1-month SOFR + 2.25% ), 10/23/28 ........ United States 52,561 $ 52,521
US Radiology Specialists, Inc. (US Outpatient Imaging Services,
Inc.), First Lien, CME Term Loan , 9.049% , ( 3-month SOFR +
4.75% ), 12/15/27 .................................. United States 39,599 39,599
92,120
a a a a a a
j
Health Care Providers & Services 0.2%
ADMI Corp., First Lien, Amendment No. 4 Refinancing CME Term
Loan , 7.814% , ( 1-month SOFR + 3.375% ), 12/23/27 ....... United States 104,565 103,624
Charlotte Buyer, Inc., First Lien, Second Refinancing CME Term
Loan , 8.572% , ( 1-month SOFR + 4.25% ), 2/11/28 ......... United States 65,288 64,997
CNT Holdings I Corp., First Lien, 2025 Replacement CME Term
Loan , 6.802% , ( 3-month SOFR + 2.5% ), 11/08/32 ......... United States 27,867 27,729
Medical Solutions Holdings, Inc., First Lien, CME Term Loan ,
7.891% , ( 3-month SOFR + 3.5% ), 11/01/28 .............. United States 67,347 43,708
Pacific Dental Services, Inc., First Lien, CME Term Loan , 7.072% ,
( 1-month SOFR + 2.75% ), 3/17/31 ..................... United States 42,475 42,309
Phoenix Guarantor, Inc., First Lien, CME Term Loan, B5 , 6.824% ,
( 1-month SOFR + 2.5% ), 2/21/31 ...................... United States 49,625 49,487
f
Radiology Partners, Inc., First Lien, CME Term Loan, B , PIK,
8.09% , ( 3-month SOFR + 3.5% ), 1/31/29 ................ United States 99,512 96,020
Surgery Center Holdings, Inc., First Lien, 2024 Refinancing CME
Term Loan , 7.072% , ( 1-month SOFR + 2.75% ), 12/19/30 .... United States 6,078 6,078
US Anesthesia Partners, Inc., First Lien, Initial CME Term Loan ,
8.687% , ( 1-month SOFR + 4.25% ), 10/02/28 ............. United States 102,562 100,814
Waystar Technologies, Inc., First Lien, Initial CME Term Loan ,
6.575% , ( 1-month SOFR + 2.25% ), 10/22/29 ............. United States 19,751 19,702
554,468
a a a a a a
j
Hotels, Restaurants & Leisure 0.3%
f
24 Hour Fitness Worldwide, Inc., First Lien, Exit CME Term Loan ,
PIK, 9.561% , ( 3-month SOFR + 5% ), 12/29/25 ............ United States 250,335 94,292
Bally's Corp., First Lien, CME Term Loan, B , 7.802% , ( 3-month
SOFR + 3.25% ), 10/02/28 ........................... United States 58,640 52,368
Caesars Entertainment, Inc., First Lien, 2023 Incremental CME
Term Loan, B , 6.563% , ( 3-month SOFR + 2.25% ), 2/06/30 ... United States 43,272 43,091
Dave & Buster's, Inc., First Lien, 2024 Refinancing CME Term
Loan, B , 7.563% , ( 3-month SOFR + 3.25% ), 6/29/29 ....... United States 33,645 30,218
Entain plc, First Lien, CME Term Loan, B3 , 7.053% , ( 3-month
SOFR + 2.75% ), 10/31/29 ........................... United Kingdom 49,625 49,732
Flynn Restaurant Group LP, First Lien, 2025 CME Term Loan ,
8.074% , ( 1-month SOFR + 3.75% ), 1/28/32 .............. United States 64,386 63,232
Golden State Foods LLC, First Lien, Initial CME Term Loan ,
8.564% , ( 1-month SOFR + 4.25% ), 12/04/31 ............. United States 33,730 33,881
Great Canadian Gaming Corp., First Lien, CME Term Loan, B ,
9.053% , ( 3-month SOFR + 4.75% ), 11/01/29 ............. Canada 41,658 41,150
Hilton Grand Vacations Borrower LLC, First Lien, Initial CME Term
Loan , 6.324% , ( 1-month SOFR + 2% ), 8/02/28 ............ United States 25,890 25,796
h
IRB Holding Corp., First Lien, 2024 Second Repacement CME
Term Loan, B , 6.825% , ( 1-month SOFR + 2.5% ), 12/15/27 ... United States 74,813 74,429
Ontario Gaming GTA LP, First Lien, CME Term Loan, B , 8.549% ,
( 3-month SOFR + 4.25% ), 8/01/30 ..................... Canada 20,976 20,693
Scientific Games Holdings LP, First Lien, 2024 Refinancing Dollar
CME Term Loan , 7.296% , ( 3-month SOFR + 3% ), 4/04/29 ... United States 128,866 128,275

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
j
Hotels, Restaurants & Leisure (continued)
Whatabrands LLC, First Lien, 2024-2 Refinancing CME Term
Loan. B , 6.824% , ( 1-month SOFR + 2.5% ), 8/03/28 ........ United States 28,294 $ 28,207
685,364
a a a a a a
Household Durables 0.0%
†
j
Hunter Douglas, Inc., First Lien, CME Term Loan, B1 , 7.549% ,
( 3-month SOFR + 3.25% ), 1/16/32 ..................... Netherlands 19,170 18,375
j
Independent Power and Renewable Electricity Producers 0.0%
†
Calpine Construction Finance Co. LP, First Lien, Refinancing
CME Term Loan , 6.325% , ( 1-month SOFR + 2% ), 7/19/30 ... United States 50,000 49,917
Calpine Corp., First Lien, 2024 CME Term Loan , 6.075% ,
( 1-month SOFR + 1.75% ), 1/31/31 ..................... United States 49,875 49,745
99,662
a a a a a a
j
Insurance 0.2%
Acrisure LLC, First Lien, CME Term Loan, B6 , 7.325% , ( 1-month
SOFR + 3% ), 11/06/30 .............................. United States 29,560 29,428
AssuredPartners, Inc., First Lien, 2024 CME Term Loan , 7.825% ,
( 1-month SOFR + 3.5% ), 2/14/31 ...................... United States 81,912 82,100
Asurion LLC, First Lien, New CME Term Loan, B10 , 8.425% ,
( 1-month SOFR + 4% ), 8/21/28 ....................... United States 24,949 24,729
Asurion LLC, First Lien, New CME Term Loan, B11 , 8.675% ,
( 1-month SOFR + 4.25% ), 8/21/28 ..................... United States 9,102 9,032
Asurion LLC, Second Lien, New CME Term Loan, B4 , 9.689% ,
( 1-month SOFR + 5.25% ), 1/19/29 ..................... United States 60,815 56,548
Broadstreet Partners, Inc., First Lien, 2024 CME Term Loan, B ,
7.325% , ( 1-month SOFR + 3% ), 6/16/31 ................ United States 121,991 121,087
Sedgwick Claims Management Services, Inc., First Lien, 2024
CME Term Loan , 7.313% , ( 3-month SOFR + 3% ), 7/31/31 ... United States 69,341 69,195
392,119
a a a a a a
j
IT Services 0.0%
†
Fortress Intermediate 3, Inc., First Lien, Initial CME Term Loan ,
8.075% , ( 1-month SOFR + 3.75% ), 6/27/31 .............. United States 21,854 21,841
h
Kaseya, Inc., First Lien, Initial CME Term Loan , 7.569% , ( 1-month
SOFR + 3.25% ), 3/05/32 ............................ United States 80,000 79,850
MH Sub I LLC, First Lien, 2024 December New CME Term Loan ,
8.574% , ( 1-month SOFR + 4.25% ), 12/31/31 ............. United States 10,719 9,877
111,568
a a a a a a
Leisure Products 0.0%
†
j
GBT US III LLC, First Lien, CME Term Loan, B1 , 6.802% ,
( 3-month SOFR + 2.5% ), 7/25/31 ...................... United States 33,158 33,041
j
Machinery 0.1%
CPM Holdings, Inc., First Lien, Initial CME Term Loan , 8.823% ,
( 1-month SOFR + 4.5% ), 9/28/28 ...................... United States 118,797 117,015
SunSource Borrower LLC, First Lien, First Refinancing CME Term
Loan , 8.425% , ( 1-month SOFR + 4% ), 3/25/31 ............ United States 45,113 43,405
160,420
a a a a a a
j
Media 0.1%
Cengage Learning, Inc., First Lien, 2024 Refinancing CME Term
Loan , 7.825% , ( 1-month SOFR + 3.5%; 3-month SOFR +
3.5% ), 3/24/31 .................................... United States 52,335 51,983
Gray Media, Inc., First Lien, CME Term Loan, D , 7.437% ,
( 1-month SOFR + 3% ), 12/01/28 ...................... United States 81,176 74,589

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
j
Media (continued)
MH Sub I LLC (Micro Holding Corp.), First Lien, CME Term Loan ,
8.575% , ( 1-month SOFR + 4.25% ), 5/03/28 .............. United States 15,839 $ 15,086
141,658
a a a a a a
j
Oil, Gas & Consumable Fuels 0.1%
EPIC Crude Services LP, First Lien, CME Term Loan , 7.302% ,
( 3-month SOFR + 3% ), 10/15/31 ...................... United States 74,766 74,833
UGI Energy Services LLC, First Lien, Initial CME Term Loan ,
6.824% , ( 1-month SOFR + 2.5% ), 2/22/30 ............... United States 83,865 83,970
158,803
a a a a a a
j
Passenger Airlines 0.1%
AAdvantage Loyalty IP Ltd., First Lien, Initial CME Term Loan ,
9.305% , ( 3-month SOFR + 4.75% ), 4/20/28 .............. United States 30,773 31,437
American Airlines, Inc., First Lien, Initial CME Term Loan , 6.507% ,
( 6-month SOFR + 2.25% ), 6/04/29 ..................... United States 64,000 63,175
AS Mileage Plan IP Ltd., First Lien, Initial CME Term Loan ,
6.293% , ( 3-month SOFR + 2% ), 10/01/31 ................ United States 68,302 68,379
United Airlines, Inc., First Lien, CME Term Loan, B , 6.297% ,
( 3-month SOFR + 2% ), 2/24/31 ....................... United States 44,308 44,269
207,260
a a a a a a
j
Pharmaceuticals 0.0%
†
Jazz Financing Lux SARL, First Lien, Dollar CME Term Loan, B2 ,
6.574% , ( 1-month SOFR + 2.25% ), 5/05/28 .............. United States 46,868 46,903
Organon & Co., First Lien, 2024 Refinancing Dollar CME Term
Loan , 6.572% , ( 1-month SOFR + 2.25% ), 5/19/31 ......... United States 31,126 30,737
77,640
a a a a a a
j
Professional Services 0.1%
EAB Global, Inc., First Lien, CME Term Loan , 7.325% , ( 1-month
SOFR + 3% ), 8/16/30 ............................... United States 118,800 115,384
Soliant Lower Intermediate LLC, First Lien, Initial CME Term
Loan , 8.002% , ( 3-month SOFR + 3.75% ), 7/18/31 ......... United States 42,259 41,626
157,010
a a a a a a
j
Software 0.2%
Adeia, Inc., First Lien, Initial CME Term Loan, B6 , 6.825% ,
( 1-month SOFR + 2.5% ), 6/08/28 ...................... United States 100,511 100,543
Central Parent LLC, First Lien, 2024 Refinancing CME Term
Loan , 7.549% , ( 3-month SOFR + 3.25% ), 7/06/29 ......... United States 59,700 51,417
Clover Holdings 2 LLC, First Lien, Initial CME Term Loan , 8.295% ,
( 3-month SOFR + 4% ), 12/09/31 ...................... United States 23,753 23,530
ConnectWise LLC, First Lien, Initial CME Term Loan , 8.061% ,
( 3-month SOFR + 3.5% ), 9/29/28 ...................... United States 45,105 45,124
Genesys Cloud Services, Inc., First Lien, 2025 Dollar CME Term
Loan , 6.825% , ( 1-month SOFR + 2.5% ), 1/30/32 .......... United States 60,402 59,842
Imprivata, Inc., First Lien, 2024 Refinancing CME Term Loan ,
7.791% , ( 3-month SOFR + 3.5% ), 12/01/27 .............. United States 28,652 28,701
McAfee Corp., First Lien, CME Term Loan, B1 , 7.323% , ( 1-month
SOFR + 3% ), 3/01/29 ............................... United States 66,739 63,870
Polaris Newco LLC, First Lien, Dollar CME Term Loan , 8.302% ,
( 3-month SOFR + 3.75% ), 6/02/28 ..................... United States 19,182 18,407
Rocket Software, Inc., First Lien, CME Term Loan , 8.575% ,
( 1-month SOFR + 4.25% ), 11/28/28 .................... United States 42,692 42,639
434,073
a a a a a a

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
j
Specialty Retail 0.2%
Evergreen Acqco 1 LP, First Lien, Initial CME Term Loan , 8.053% ,
( 3-month SOFR + 3.75% ), 4/26/28 ..................... United States 43,920 $ 43,659
f
GNC Holdings, Inc., Second Lien, CME Term Loan , PIK,
10.424% , ( 1-month SOFR + 6% ), 10/07/26 ............... United States 316,647 215,320
Great Outdoors Group LLC, First Lien, CME Term Loan, B ,
7.575% , ( 1-month SOFR + 3.25% ), 1/23/32 .............. United States 46,463 46,422
RealTruck Group, Inc., First Lien, Initial CME Term Loan , 7.938% ,
( 1-month SOFR + 3.5% ), 1/31/28 ...................... United States 64,899 62,150
Restoration Hardware, Inc., First Lien, 2022 Incremental CME
Term Loan , 7.674% , ( 1-month SOFR + 3.25% ), 10/20/28 .... United States 88,895 86,298
White Cap Supply Holdings LLC, First Lien, CME Term Loan, C ,
7.575% , ( 1-month SOFR + 3.25% ), 10/19/29 ............. United States 80,111 77,865
531,714
a a a a a a
j
Textiles, Apparel & Luxury Goods 0.0%
†
Flash Charm, Inc., First Lien, CME Term Loan, B2 , 7.791% ,
( 3-month SOFR + 3.5% ), 3/02/28 ...................... United States 59,736 55,527
Hanesbrands, Inc., First Lien, CME Term Loan, B , 7.075% ,
( 1-month SOFR + 2.75% ), 3/08/32 ..................... United States 58,032 58,031
113,558
a a a a a a
j
Transportation Infrastructure 0.0%
†
f
LaserShip, Inc., First Lien, CME Term Loan, B1 , PIK, 5.929% ,
( 1-month SOFR + 1.5% ), 8/10/29 ...................... United States 35,047 20,630
f
LaserShip, Inc., First Lien, CME Term Loan, D , PIK, 6.061% ,
( 3-month SOFR + 1.5% ), 8/10/29 ...................... United States 25,379 6,358
26,988
a a a a a a
Total Senior Floating Rate Interests (Cost $ 7,407,201 ) .........................
7,107,282
k
Marketplace Loans 0.4%
a
Financial Services 0.4%
a a a a a a
Total Marketplace Loans (Cost $ 1,310,282 ) ...................................
1,089,505
Foreign Government and Agency Securities 2.1%
e
African Export-Import Bank (The) , Senior Bond , 144A, 3.994% ,
9/21/29 ......................................... Supranational
l
1,400,000 1,302,512
e
Banque Ouest Africaine de Developpement , Senior Bond , 144A,
5% , 7/27/27 ...................................... Supranational
l
1,200,000 1,174,488
Colombia Government Bond , Senior Bond , 9.85% , 6/28/27 ....
Colombia 5,315,000,000 COP 1,249,821
e
Comision Federal de Electricidad , Senior Bond , 144A, 3.348% ,
2/09/31 ......................................... Mexico 1,000,000 852,411
e
Electricite de France SA , Senior Note , 144A, 5.7% , 5/23/28 .... France 200,000 205,391
e
Korea Electric Power Corp. , Senior Note , 144A, 5.375% , 4/06/26 South Korea 300,000 302,962
Petroleos Mexicanos , Senior Note , 10% , 2/07/33 ............
Mexico 300,000 312,735
e
Romania Government Bond , Senior Bond , 144A, 6.125% , 1/22/44 Romania 500,000 437,803
Total Foreign Government and Agency Securities (Cost $ 6,925,114 ) .............
5,838,123
U.S. Government and Agency Securities 15.2%
FFCB , 2.1%, 2/25/36 .................................
United States 805,000 627,607
U.S. Treasury Bonds ,
3%, 2/15/48 ..................................... United States 1,450,000 1,105,681
3.375%, 11/15/48 ................................. United States 500,000 405,967

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
U.S. Government and Agency Securities
(continued)
U.S. Treasury Notes ,
m
Index Linked, 0.625%, 1/15/26 ....................... United States 2,800,000 $ 3,741,314
3.875%, 1/15/26 .................................. United States 3,050,000 3,045,159
4%, 2/15/26 ..................................... United States 11,200,000 11,188,091
3.625%, 5/15/26 .................................. United States 400,000 398,281
2.25%, 2/15/27 ................................... United States 1,400,000 1,358,191
2.75%, 7/31/27 ................................... United States 3,850,000 3,752,848
3.875%, 11/30/27 ................................. United States 4,000,000 3,998,828
2.875%, 5/15/28 .................................. United States 2,500,000 2,425,440
3.125%, 11/15/28 ................................. United States 2,900,000 2,823,762
2.625%, 2/15/29 .................................. United States 1,000,000 954,023
3.5%, 1/31/30 .................................... United States 1,750,000 1,715,615
4.125%, 8/31/30 .................................. United States 2,600,000 2,617,063
2.875%, 5/15/32 .................................. United States 1,300,000 1,202,906
2.75%, 8/15/32 ................................... United States 500,000 457,266
Total U.S. Government and Agency Securities (Cost $ 42,028,149 ) ...............
41,818,042
Asset-Backed Securities 2.0%
Financial Services 2.0%
e ,n
Consumer Loan Underlying Bond Certificate Issuer Trust I ,
2019-51 , PT , 144A, FRN , 2.745% , 1/15/45 ............... United States 2,551 2,390
2019-52 , PT , 144A, FRN , 16.268% , 1/15/45 .............. United States 3,019 1,963
2020-2 , PT , 144A, FRN , 16.26% , 3/15/45 ................ United States 2,635 2,457
2020-7 , PT , 144A, FRN , 16.119% , 4/17/45 ............... United States 1,519 1,410
e ,j
Dryden 75 CLO Ltd. , 2019-75A , AR2 , 144A, FRN , 5.604% ,
( 3-month SOFR + 1.302% ), 4/15/34 . ................... United States 2,400,000 2,398,203
e ,j
Galaxy XXVIII CLO Ltd. , 2018-28A , C , 144A, FRN , 6.514% ,
( 3-month SOFR + 2.212% ), 7/15/31 . ................... United States 250,000 250,472
e
Home Partners of America Trust ,
2021-2 , B , 144A, 2.302% , 12/17/26 .................... United States 1,219,306 1,165,773
2021-3 , B , 144A, 2.649% , 1/17/41 ..................... United States 434,053 398,811
e ,j
LCM XVII LP , 17A , BRR , 144A, FRN , 6.164% , ( 3-month SOFR +
1.862% ), 10/15/31 . ................................. United States 350,000 350,564
e ,j
Octagon Investment Partners 36 Ltd. , 2018-1A , A1 , 144A, FRN ,
5.534% , ( 3-month SOFR + 1.232% ), 4/15/31 . ............. United States 240,359 240,490
e ,n
Prosper Pass-Thru Trust III ,
2020-PT1 , A , 144A, FRN , 8.796% , 3/15/26 ............... United States 2,008 1,151
2020-PT2 , A , 144A, FRN , 9.444% , 4/15/26 ............... United States 1,331 555
2020-PT3 , A , 144A, FRN , 7.183% , 5/15/26 ............... United States 426 296
e ,j
Voya CLO Ltd. , 2013-2A , BR , 144A, FRN , 6.412% , ( 3-month
SOFR + 2.112% ), 4/25/31 . ........................... United States 780,000 781,227
5,595,762
a a a a a a
Passenger Airlines 0.0%
†
United Airlines Pass-Through Trust , 2020-1 , B , 4.875% , 7/15/27 .
United States 38,400 38,343
Total Asset-Backed Securities (Cost $ 5,723,702 ) ..............................
5,634,105
Commercial Mortgage-Backed Securities 3.1%
Financial Services 3.1%
n ,o
BANK , 2020-BN26 , XA , IO, FRN , 1.196% , 3/15/63 .......... United States 2,936,265 130,201
e ,n ,o
BANK5 Trust , 2025-5YR13 , XA , IO, 144A, FRN , 1.062% , 1/15/58 United States 5,496,650 245,765
n ,o
BBCMS Mortgage Trust ,
2024-5C31 , XA , IO, FRN , 1.061% , 12/15/57 .............. United States 4,213,760 184,795
2025-5C33 , XA , IO, FRN , 1.039% , 3/15/58 ............... United States 6,012,000 212,815
n ,o
Benchmark Mortgage Trust ,
2020-B17 , XA , IO, FRN , 1.385% , 3/15/53 ................ United States 7,436,254 322,681

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
n,o
Benchmark Mortgage Trust, (continued)
2020-B20 , XA , IO, FRN , 1.6% , 10/15/53 ................. United States 4,375,104 $ 242,841
2020-B22 , XA , IO, FRN , 1.503% , 1/15/54 ................ United States 2,916,542 199,723
2024-V12 , XA , IO, FRN , 0.847% , 12/15/57 ............... United States 5,599,895 198,758
2025-V13 , XA , IO, FRN , 0.914% , 2/15/58 ................ United States 5,224,000 190,697
h
2025-V14 , XA , IO, FRN , 0.768% , 4/15/58 ................ United States 6,947,000 235,013
n ,o
BMO Mortgage Trust ,
2024-5C8 , XA , IO, FRN , 1.021% , 12/15/57 ............... United States 5,158,585 217,127
2025-5C9 , XA , IO, FRN , 0.924% , 4/15/58 ................ United States 6,420,000 202,434
e ,j
BX Commercial Mortgage Trust ,
2021-VOLT , A , 144A, FRN , 5.134% , ( 1-month SOFR + 0.814% ),
9/15/36 ......................................... United States 250,000 247,936
2021-VOLT , B , 144A, FRN , 5.384% , ( 1-month SOFR +
1.064% ), 9/15/36 .................................. United States 400,000 396,244
2022-LP2 , A , 144A, FRN , 5.332% , ( 1-month SOFR + 1.013% ),
2/15/39 ......................................... United States 583,526 582,141
CFCRE Commercial Mortgage Trust , 2016-C7 , A3 , 3.839% ,
12/10/54 ........................................ United States 280,000 273,914
Citigroup Commercial Mortgage Trust , 2016-P4 , A2 , 2.45% ,
7/10/49 ......................................... United States 180,288 176,490
CSAIL Commercial Mortgage Trust ,
n
2015-C2 , AS , FRN , 3.849% , 6/15/57 ................... United States 175,000 173,348
2015-C3 , A4 , 3.718% , 8/15/48 ........................ United States 200,605 199,738
n,o
2019-C17 , XA , IO, FRN , 1.32% , 9/15/52 ................. United States 12,081,052 533,248
n,o
2021-C20 , XA , IO, FRN , 0.991% , 3/15/54 ................ United States 4,338,424 190,789
GS Mortgage Securities Trust , 2016-GS2 , A4 , 3.05% , 5/10/49 ..
United States 130,000 127,642
JPMBB Commercial Mortgage Securities Trust ,
2015-C31 , A3 , 3.801% , 8/15/48 ....................... United States 300,623 298,644
2016-C1 , A5 , 3.576% , 3/17/49 ........................ United States 424,000 418,659
JPMDB Commercial Mortgage Securities Trust , 2017-C5 , A4 ,
3.414% , 3/15/50 ................................... United States 292,983 285,980
Morgan Stanley Bank of America Merrill Lynch Trust ,
2015-C27 , AS , 4.068% , 12/15/47 ...................... United States 155,000 153,295
n
2016-C32 , AS , FRN , 3.994% , 12/15/49 ................. United States 231,000 225,735
n,o
2025-5C1 , XA , IO, FRN , 1.377% , 3/15/30 ................ United States 4,397,000 215,898
n
Morgan Stanley Capital I Trust ,
2015-MS1 , AS , FRN , 4.018% , 5/15/48 .................. United States 263,000 261,518
o
2021-L5 , XA , IO, FRN , 1.28% , 5/15/54 .................. United States 3,314,701 173,450
Wells Fargo Commercial Mortgage Trust ,
2015-C31 , A4 , 3.695% , 11/15/48 ...................... United States 150,000 148,899
n
2016-C32 , B , FRN , 4.727% , 1/15/59 ................... United States 121,000 119,237
n,o
2019-C49 , XA , IO, FRN , 1.247% , 3/15/52 ................ United States 8,717,519 314,343
n,o
2025-5C3 , XA , IO, FRN , 0.819% , 1/15/58 ................ United States 4,651,805 162,857
n
WFRBS Commercial Mortgage Trust , 2014-C23 , B , FRN , 4.293% ,
10/15/57 ........................................ United States 215,000 200,862
8,463,717
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $ 8,437,501 ) ...............
8,463,717
Mortgage-Backed Securities 12.3%
p
Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.0%
†
FHLMC , 6.473%, ( 1-year CMT T-Note +/- MBS Margin), 1/01/33 United States 3,706 3,766
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 4.6%
FHLMC Gold Pool, 30 Year , 5%, 4/01/34 - 8/01/35 ........... United States 55,590 56,053
FHLMC Gold Pool, 30 Year , 5.5%, 6/01/33 - 1/01/35 ......... United States 30,170 30,599

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate (continued)
FHLMC Gold Pool, 30 Year , 6%, 4/01/33 - 2/01/36 ........... United States 42,928 $ 44,088
FHLMC Gold Pool, 30 Year , 6.5%, 11/01/27 - 7/01/32 ........ United States 2,809 2,906
FHLMC Gold Pool, 30 Year , 7%, 4/01/30 .................. United States 563 589
FHLMC Gold Pool, 30 Year , 7.5%, 8/01/30 ................ United States 84 87
FHLMC Pool, 30 Year , 2%, 3/01/52 ...................... United States 3,443,945 2,742,421
FHLMC Pool, 30 Year , 4%, 6/01/52 ...................... United States 2,350,999 2,195,492
FHLMC Pool, 30 Year , 4.5%, 8/01/52 ..................... United States 5,392,259 5,162,108
FHLMC Pool, 30 Year , 5.5%, 11/01/52 .................... United States 2,568,771 2,574,013
12,808,356
p
Federal National Mortgage Association (FNMA) Adjustable Rate 0.0%
†
FNMA , 6.729%, ( 1-year CMT T-Note +/- MBS Margin), 12/01/34 United States 15,305 15,727
Federal National Mortgage Association (FNMA) Fixed Rate 6.5%
FNMA, 20 Year , 5%, 4/01/30 ........................... United States 8,148 8,240
FNMA, 30 Year , 3%, 9/01/48 - 9/01/51 .................... United States 1,592,403 1,401,803
FNMA, 30 Year , 4%, 2/01/49 ........................... United States 489,127 464,041
FNMA, 30 Year , 4.5%, 5/01/48 ......................... United States 994,361 969,045
FNMA, 30 Year , 6%, 8/01/53 ........................... United States 2,387,351 2,430,349
FNMA, 30 Year , 6.5%, 5/01/31 - 10/01/37 ................. United States 29,279 30,450
q
Uniform Mortgage-Backed Securities , 2% , TBA, 4/25/55 ...... United States 10,860,000 8,632,507
q
Uniform Mortgage-Backed Securities , 5.5% , TBA, 4/25/55 ..... United States 2,040,000 2,037,607
q
Uniform Mortgage-Backed Securities , 6% , TBA, 4/25/55 ...... United States 2,000,000 2,031,596
18,005,638
Government National Mortgage Association (GNMA) Fixed Rate 1.2%
GNMA I, Single-family, 30 Year , 5%, 11/15/33 - 7/15/34 ....... United States 54,168 54,441
GNMA I, Single-family, 30 Year , 7%, 10/15/28 - 2/15/29 ....... United States 6,122 6,158
GNMA I, Single-family, 30 Year , 7.5%, 9/15/30 .............. United States 427 441
GNMA II, 30 Year , 6.5%, 2/20/34 ........................ United States 1,031 1,016
GNMA II, Single-family, 30 Year , 5%, 9/20/33 - 11/20/33 ....... United States 15,162 15,262
q
GNMA II, Single-family, 30 Year , 5.5%, 4/15/55 ............. United States 1,550,000 1,553,428
GNMA II, Single-family, 30 Year , 6%, 11/20/34 .............. United States 23,915 24,980
q
GNMA II, Single-family, 30 Year , 6%, 4/15/55 ............... United States 1,520,000 1,542,872
GNMA II, Single-family, 30 Year , 6.5%, 4/20/31 - 1/20/33 ...... United States 8,791 9,089
GNMA II, Single-family, 30 Year , 7.5%, 1/20/28 - 4/20/32 ...... United States 2,219 2,282
3,209,969
Total Mortgage-Backed Securities (Cost $ 34,603,256 ) ..........................
34,043,456
Residential Mortgage-Backed Securities 1.3%
Financial Services 1.3%
e ,n
BRAVO Residential Funding Trust , 2019-2 , A3 , 144A, FRN , 3.5% ,
10/25/44 ........................................ United States 217,814 207,983
e ,n
CIM Trust ,
2019-INV1 , A1 , 144A, FRN , 4% , 2/25/49 ................ United States 49,085 46,907
2019-INV2 , A3 , 144A, FRN , 4% , 5/25/49 ................ United States 138,873 130,781
e ,n
COLT Mortgage Loan Trust , 2022-4 , A1 , 144A, FRN , 4.301% ,
3/25/67 ......................................... United States 311,867 308,382
j
FNMA Connecticut Avenue Securities ,
2015-C02 , 1M2 , FRN , 8.454% , ( 30-day SOFR Average +
4.114% ), 5/25/25 .................................. United States 267,548 268,788
2015-C03 , 1M2 , FRN , 9.454% , ( 30-day SOFR Average +
5.114% ), 7/25/25 .................................. United States 393,217 399,163
2016-C01 , 1M2 , FRN , 11.204% , ( 30-day SOFR Average +
6.864% ), 8/25/28 .................................. United States 42,143 43,858

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
j
FNMA Connecticut Avenue Securities, (continued)
2017-C04 , 2M2 , FRN , 7.304% , ( 30-day SOFR Average +
2.964% ), 11/25/29 ................................. United States 279,570 $ 286,629
e ,n
J.P. Morgan Mortgage Trust , 2021-15 , A4 , 144A, FRN , 2.5% ,
6/25/52 ......................................... United States 349,577 309,762
e ,n
Mill City Mortgage Loan Trust , 2018-4 , A1B , 144A, FRN , 3.5% ,
4/25/66 ......................................... United States 393,575 385,087
e ,n
OBX Trust , 2021-J3 , A4 , 144A, FRN , 2.5% , 10/25/51 ......... United States 99,701 88,836
e ,n
Provident Funding Associates LLP , 2021-J1 , A3 , 144A, FRN ,
2.5% , 2/20/49 .................................... United States 177,922 157,354
e ,n
Provident Funding Mortgage Trust , 2019-1 , A2 , 144A, FRN , 3% ,
12/25/49 ........................................ United States 130,127 112,443
e ,n
PSMC Trust , 2021-3 , A3 , 144A, FRN , 2.5% , 8/25/51 ......... United States 945,130 842,009
3,587,982
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $ 3,909,806 ) ................
3,587,982
Shares
a
Escrows and Litigation Trusts 0.0%
†
a,b
K2016470219 South Africa Ltd., Escrow Account ............ South Africa 72,822 1,047
b
Mesquite Energy, Inc., Escrow Account ................... United States 243,000 6,075
Total Escrows and Litigation Trusts (Cost $ 243,000 ) ...........................
7,122
Total Long Term Investments (Cost $ 283,630,015 ) .............................
273,669,635
a
Short Term Investments 5.7%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 5.7%
d,r
Institutional Fiduciary Trust - Money Market Portfolio , 4.052% .. United States 15,834,670 15,834,670
Total Money Market Funds (Cost $ 15,834,670 ) ................................
15,834,670
Total Short Term Investments (Cost $ 15,834,670 ) ..............................
15,834,670
a
Total Investments (Cost $ 299,464,685 ) 104.9% ................................
$289,504,305
Other Assets, less Liabilities (4.9) % .........................................
(13,662,274)
Net Assets 100.0% .........................................................
$275,842,031
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 7 regarding fair value measurements.
b
Non-income producing.
c
See Note 3 regarding restricted securities.
d
See Note 6 regarding investments in affiliated management investment companies.
e
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2025, the aggregate value of these securities was $117,000,133, representing 42.4% of net assets.
f
Income may be received in additional securities and/or cash.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

g
Defaulted security or security for which income has been deemed uncollectible.
h
A portion or all of the security purchased on a delayed delivery basis.
i
The rate shown represents the yield at period end.
j
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
k
See full breakdown of marketplace loans holdings in the table at the end of this schedule.
l
A supranational organization is an entity formed by two or more central governments through international treaties.
m
Principal amount of security, redemption price at maturity, and/or coupon payments are adjusted for inflation.
n
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
o
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
p
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread;
they are based on the weighted average rates of the underlying mortgage loans, less the applicable servicing and guarantee fees (MBS margin).
q
Security purchased on a to-be-announced (TBA) basis.
r
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), March 31, 2025
Franklin Strategic Income VIP Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

At March 31, 2025, the Fund had the following marketplace loans outstanding.
Description
Principal
Amount Value
Marketplace Loans - 0.4%
Freedom Financial Asset Management LLC
APP-13704982.FP.FTS.B , 21 .99% , 5/25/25 $ 466 $ 470
APP-14969419.FP.FTS.B , 9 .74% , 6/01/25 . 2,624 2,626
APP-11657858.FP.FTS.B , 17 .49% , 1/30/26 5,990 768
APP-11752447.FP.FTS.B , 9 .99% , 2/05/26 . 3,406 3,414
APP-11823715.FP.FTS.B , 14 .99% , 2/05/26 6,353 6,470
APP-11795510.FP.FTS.B , 12 .49% , 2/11/26 4,900 4,957
APP-11819292.FP.FTS.B , 18 .99% , 3/31/26 4,347 4,507
APP-14159522.FP.FTS.B , 10 .34% , 6/15/26 7,631 7,729
APP-14167786.FP.FTS.B , 10 .34% , 6/17/26 12,242 12,402
APP-14974854.FP.FTS.B , 16 .49% , 7/10/26 7,726 7,932
APP-11124654.FP.FTS.B , 19 .49% , 12/18/26 21,737 22,589
APP-11605924.FP.FTS.B , 11 .74% , 12/20/26 17,299 17,523
APP-11803939.FP.FTS.B , 10 .99% , 2/10/27 15,252 15,487
APP-11806622.FP.FTS.B , 18 .99% , 2/11/27 4,893 5,054
APP-11798689.FP.FTS.B , 16 .99% , 2/12/27 9,389 9,590
APP-12249339.FP.FTS.B , 19 .49% , 3/13/27 3,021 3,038
APP-12139734.FP.FTS.B , 13 .49% , 3/14/27 7,526 7,675
APP-12106231.FP.FTS.B , 11 .74% , 3/22/27 19,897 20,257
APP-13685540.FP.FTS.B , 13 .59% , 5/20/27 18,563 18,926
APP-13701830.FP.FTS.B , 20 .24% , 5/21/27 16,439 17,259
APP-14967059.FP.FTS.B , 11 .99% , 6/01/27 2,067 2,069
APP-14058204.FP.FTS.B , 11 .59% , 6/05/27 6,785 6,887
APP-14057383.FP.FTS.B , 11 .34% , 6/15/27 18,336 18,654
APP-14163864.FP.FTS.B , 11 .34% , 6/19/27 20,379 20,752
APP-14867762.FP.FTS.B , 14 .24% , 7/10/27 8,994 9,153
APP-14975701.FP.FTS.B , 11 .74% , 7/15/27 10,507 10,687
APP-14861817.FP.FTS.B , 11 .99% , 11/05/27 12,772 3,725
260,600
LendingClub Corp. - LCX
165313131.LC.FTS.B , 11 .02% , 3/03/35 ... 3,375 323
165954765.LC.FTS.B , 20 .55% , 4/20/35 ... 764 769
1,092
LendingClub Corp. - LCX PM
170715926.LC.FTS.B , 16 .08% , 10/25/25 .. 3,111 567
174329530.LC.FTS.B , 20 .49% , 2/03/26 ... 2,937 1,175
1,742
Prosper Funding LLC
1605968.PS.FTS.B , 14 .29% , 8/17/26 .... 2,690 2,691
1605959.PS.FTS.B , 18 .73% , 8/17/26 .... 3,782 3,760
1624202.PS.FTS.B , 11 .79% , 9/21/26 .... 6,907 6,884
1644821.PS.FTS.B , 16 .18% , 10/26/26 ... 5,965 5,966
1657248.PS.FTS.B , 10 .5% , 10/29/26 .... 9,825 9,867
1646507.PS.FTS.B , 16% , 11/02/26 ...... 6,825 6,824
1654273.PS.FTS.B , 11 .4% , 11/05/26 ..... 5,967 5,912
1661067.PS.FTS.B , 12 .3% , 11/05/26 .... 4,277 2,289
1661382.PS.FTS.B , 16 .7% , 11/05/26 .... 2,141 2,170
1660956.PS.FTS.B , 18 .25% , 11/05/26 .... 3,059 3,100
1651610.PS.FTS.B , 10 .8% , 11/08/26 .... 4,141 4,106
1645643.PS.FTS.B , 18 .5% , 11/10/26 .... 4,949 5,065
1647191.PS.FTS.B , 16 .32% , 11/12/26 .... 5,265 5,266
1660294.PS.FTS.B , 15 .2% , 11/25/26 .... 5,088 5,056
1645601.PS.FTS.B , 26 .13% , 11/26/26 .... 2,578 2,699
Description
Principal
Amount Value
Prosper Funding LLC (continued)
1686756.PS.FTS.B , 20 .08% , 12/16/26 ... $ 3,500 $ 3,564
1675325.PS.FTS.B , 14% , 12/20/26 ...... 7,758 7,725
1673693.PS.FTS.B , 12 .5% , 1/01/27 ..... 6,136 6,082
1695804.PS.FTS.B , 10 .8% , 1/04/27 ..... 2,150 2,124
1701348.PS.FTS.B , 11 .1% , 1/13/27 ..... 2,159 2,137
1688537.PS.FTS.B , 13 .7% , 1/13/27 ..... 4,694 –
1702140.PS.FTS.B , 11 .55% , 1/14/27 .... 6,516 6,450
1701774.PS.FTS.B , 19 .3% , 1/16/27 ..... 3,861 3,917
1692578.PS.FTS.B , 13 .1% , 1/20/27 ..... 1,759 1,743
1694423.PS.FTS.B , 15% , 1/24/27 ....... 6,821 6,805
1702129.PS.FTS.B , 12 .7% , 1/25/27 ..... 3,088 3,064
1709019.PS.FTS.B , 19% , 1/25/27 ....... 5,740 5,869
1691666.PS.FTS.B , 11 .88% , 2/08/27 .... 3,688 3,643
1714696.PS.FTS.B , 12 .6% , 2/15/27 ..... 3,638 3,595
1711397.PS.FTS.B , 18 .15% , 2/22/27 .... 8,833 8,794
1752507.PS.FTS.B , 25 .9% , 4/05/27 ..... 2,933 2,977
1750201.PS.FTS.B , 19 .9% , 4/06/27 ..... 5,381 5,431
1750603.PS.FTS.B , 14 .29% , 4/07/27 .... 2,521 2,485
1743635.PS.FTS.B , 13 .1% , 4/13/27 ..... 6,051 1,353
1753401.PS.FTS.B , 16 .9% , 4/15/27 ..... 8,903 9,001
1700734.PS.FTS.B , 16 .2% , 1/17/28 ..... 17,907 –
1716949.PS.FTS.B , 11 .77% , 1/31/28 .... 11,622 –
1654279.PS.FTS.B , 12 .4% , 11/11/34 ..... 20 –
1718530.PS.FTS.B , 24 .4% , 2/28/35 ..... 35 25
1752829.PS.FTS.B , 18 .09% , 4/11/35 .... 72 73
1750364.PS.FTS.B , 18 .5% , 4/15/35 ..... 365 –
1759842.PS.FTS.B , 22 .9% , 4/15/35 ..... 175 176
158,688
Upgrade, Inc. - Card
992357555.UG.FTS.B , 19 .99% , 7/03/25 .. 21 19
992278455.UG.FTS.B , 29 .49% , 8/03/25 .. 78 35
992260350.UG.FTS.B , 28 .98% , 11/03/25 . 25 23
992330039.UG.FTS.B , 22 .97% , 11/03/27 . 546 360
992293228.UG.FTS.B , 28 .98% , 5/03/29 .. 113 112
992307437.UG.FTS.B , 28 .98% , 4/01/30 .. 10 10
992236828.UG.FTS.B , 29 .49% , 4/01/30 .. 1 –
992457494.UG.FTS.B , 17 .99% , 4/02/30 .. 20 20
992264434.UG.FTS.B , 29 .49% , 4/02/30 .. 1 1
992245824.UG.FTS.B , 16 .99% , 4/03/30 .. 3 3
992239267.UG.FTS.B , 19 .21% , 4/03/30 .. 73 73
992349565.UG.FTS.B , 19 .8% , 4/03/30 ... 16 16
992350427.UG.FTS.B , 19 .8% , 4/03/30 ... 36 36
992336548.UG.FTS.B , 19 .99% , 4/03/30 .. 39 40
992379889.UG.FTS.B , 19 .99% , 4/03/30 .. 45 45
992246882.UG.FTS.B , 28 .98% , 4/03/30 .. 261 18
992253878.UG.FTS.B , 28 .98% , 4/03/30 .. 79 79
992262040.UG.FTS.B , 28 .98% , 4/03/30 .. 9 9
992267371.UG.FTS.B , 28 .98% , 4/03/30 .. 42 42
992283659.UG.FTS.B , 28 .98% , 4/03/30 .. 10 10
992286835.UG.FTS.B , 28 .98% , 4/03/30 .. 4 –
992300547.UG.FTS.B , 28 .98% , 4/03/30 .. 1 1
992308269.UG.FTS.B , 28 .98% , 4/03/30 .. 5 5
992324031.UG.FTS.B , 28 .98% , 4/03/30 .. 27 27
992348005.UG.FTS.B , 28 .98% , 4/03/30 .. 20 20

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
992452469.UG.FTS.B , 28 .98% , 4/03/30 .. $ 8 $ 8
992239318.UG.FTS.B , 29 .49% , 4/03/30 .. 5 5
992254667.UG.FTS.B , 29 .49% , 4/03/30 .. 14 15
992256966.UG.FTS.B , 29 .49% , 4/03/30 .. 28 28
992267222.UG.FTS.B , 29 .49% , 4/03/30 .. 15 15
992275086.UG.FTS.B , 29 .49% , 4/03/30 .. 12 12
992288356.UG.FTS.B , 29 .49% , 4/03/30 .. 22 22
992289258.UG.FTS.B , 29 .49% , 4/03/30 .. 6 6
992302260.UG.FTS.B , 29 .49% , 4/03/30 .. 8 8
992318568.UG.FTS.B , 29 .49% , 4/03/30 .. 2 2
992323515.UG.FTS.B , 29 .49% , 4/03/30 .. 3 3
992340414.UG.FTS.B , 29 .49% , 4/03/30 .. 4 –
992359163.UG.FTS.B , 29 .49% , 4/03/30 .. 5 5
992379445.UG.FTS.B , 29 .49% , 4/03/30 .. 10 10
992423485.UG.FTS.B , 29 .49% , 4/03/30 .. 1 –
992428186.UG.FTS.B , 29 .49% , 4/03/30 .. 136 136
992444794.UG.FTS.B , 29 .49% , 4/03/30 .. 1,598 111
992445820.UG.FTS.B , 29 .49% , 4/03/30 .. 7 7
992455533.UG.FTS.B , 29 .49% , 4/03/30 .. 65 65
1,462
Upstart Network, Inc.
FW2465119.UP.FTS.B , 19 .64% , 6/19/25 .. 432 427
L2466210.UP.FTS.B , 20 .93% , 6/19/25 .... 2,021 1,995
L1914732.UP.FTS.B , 17 .66% , 8/25/25 .... 1,388 1,371
L1739715.UP.FTS.B , 9 .65% , 9/20/26 .... 8,794 8,574
L1739019.UP.FTS.B , 13 .76% , 9/20/26 .... 2,596 139
L1736636.UP.FTS.B , 14 .78% , 9/20/26 .... 5,315 5,210
FW1739526.UP.FTS.B , 17 .22% , 9/20/26 .. 3,145 3,111
L1738899.UP.FTS.B , 19 .15% , 9/20/26 .... 6,058 5,958
L1739562.UP.FTS.B , 22 .68% , 9/20/26 .... 2,632 2,588
L1738904.UP.FTS.B , 24 .36% , 9/20/26 .... 2,979 2,932
L1915447.UP.FTS.B , 20 .32% , 10/25/26 ... 2,259 2,225
L1915560.UP.FTS.B , 20 .46% , 10/25/26 ... 2,154 2,121
L1915468.UP.FTS.B , 23 .09% , 10/25/26 ... 2,174 2,142
L1897015.UP.FTS.B , 23 .49% , 10/25/26 ... 5,375 5,297
L1915604.UP.FTS.B , 24 .04% , 10/25/26 ... 518 510
L1915081.UP.FTS.B , 25 .35% , 10/25/26 ... 1,283 1,266
FW1908593.UP.FTS.B , 28 .41% , 10/25/26 . 10,350 10,207
FW1915312.UP.FTS.B , 31 .22% , 10/25/26 . 2,014 2,002
L2024110.UP.FTS.B , 7 .78% , 11/16/26 .... 6,766 6,587
L2052804.UP.FTS.B , 9 .15% , 11/16/26 .... 15,264 14,866
L2053787.UP.FTS.B , 10 .61% , 11/16/26 ... 1,966 1,922
L2052126.UP.FTS.B , 12 .52% , 11/16/26 ... 6,463 6,321
L2055857.UP.FTS.B , 12 .9% , 11/16/26 .... 4,872 4,765
L2054559.UP.FTS.B , 14 .24% , 11/16/26 ... 4,763 345
L2055412.UP.FTS.B , 14 .29% , 11/16/26 ... 1,260 1,232
FW2056157.UP.FTS.B , 15 .18% , 11/16/26 . 3,772 3,723
FW2055789.UP.FTS.B , 15 .22% , 11/16/26 . 6,588 4,278
L2052051.UP.FTS.B , 15 .75% , 11/16/26 ... 1,901 1,876
FW2053732.UP.FTS.B , 16 .83% , 11/16/26 . 453 299
L2056403.UP.FTS.B , 18 .49% , 11/16/26 ... 773 758
FW2055175.UP.FTS.B , 19 .05% , 11/16/26 . 7,915 7,765
L2052101.UP.FTS.B , 20 .05% , 11/16/26 ... 13,503 973
L2047823.UP.FTS.B , 23 .05% , 11/16/26 ... 1,844 1,810
L2053900.UP.FTS.B , 23 .81% , 11/16/26 ... 468 460
L2055855.UP.FTS.B , 25 .11% , 11/16/26 ... 940 923
L2056364.UP.FTS.B , 25 .24% , 11/16/26 ... 667 655
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2049616.UP.FTS.B , 25 .29% , 11/16/26 ... $ 577 $ 566
L2052082.UP.FTS.B , 25 .42% , 11/16/26 ... 716 703
FW2054089.UP.FTS.B , 26 .17% , 11/16/26 . 963 946
FW2046105.UP.FTS.B , 29 .67% , 11/16/26 . 2,257 2,219
FW2057500.UP.FTS.B , 30 .64% , 11/16/26 . 4,049 3,980
FW2054534.UP.FTS.B , 31 .22% , 11/16/26 . 611 601
FW2057162.UP.FTS.B , 32 .15% , 11/16/26 . 4,787 4,711
L2055269.UP.FTS.B , 19 .56% , 11/20/26 ... 10,097 9,907
L2242685.UP.FTS.B , 9% , 12/13/26 ...... 6,027 5,866
L2242651.UP.FTS.B , 11 .78% , 12/13/26 ... 6,269 6,123
L2241857.UP.FTS.B , 11 .98% , 12/13/26 ... 5,027 4,910
L2242098.UP.FTS.B , 12 .31% , 12/13/26 ... 2,948 2,880
L2242668.UP.FTS.B , 12 .46% , 12/13/26 ... 9,282 9,067
L2241756.UP.FTS.B , 12 .69% , 12/13/26 ... 2,347 2,291
L2241856.UP.FTS.B , 13 .04% , 12/13/26 ... 6,543 3,126
L2242202.UP.FTS.B , 14 .09% , 12/13/26 ... 7,161 6,998
L2239758.UP.FTS.B , 14 .15% , 12/13/26 ... 4,965 4,852
L2241610.UP.FTS.B , 15 .37% , 12/13/26 ... 3,293 3,247
L2242447.UP.FTS.B , 16 .94% , 12/13/26 ... 3,048 223
L2241045.UP.FTS.B , 17 .22% , 12/13/26 ... 3,822 3,771
L2242791.UP.FTS.B , 17 .38% , 12/13/26 ... 6,806 6,663
L2241989.UP.FTS.B , 17 .5% , 12/13/26 .... 1,174 1,158
L2242119.UP.FTS.B , 18 .59% , 12/13/26 ... 2,046 2,019
FW2241711.UP.FTS.B , 21 .36% , 12/13/26 . 6,159 6,029
L2230478.UP.FTS.B , 21 .97% , 12/13/26 ... 3,626 3,553
L2242489.UP.FTS.B , 22 .19% , 12/13/26 ... 10,380 10,164
L2232043.UP.FTS.B , 23 .76% , 12/13/26 ... 2,682 2,628
L2242200.UP.FTS.B , 24 .08% , 12/13/26 ... 2,839 2,782
L2241600.UP.FTS.B , 24 .51% , 12/13/26 ... 1,696 1,663
L2242322.UP.FTS.B , 25 .22% , 12/13/26 ... 515 79
L2241994.UP.FTS.B , 25 .4% , 12/13/26 .... 867 850
L2242162.UP.FTS.B , 25 .7% , 12/13/26 .... 914 228
FW2241764.UP.FTS.B , 27 .11% , 12/13/26 . 2,381 2,336
FW2242232.UP.FTS.B , 27 .33% , 12/13/26 . 1,860 1,824
FW2242379.UP.FTS.B , 28 .85% , 12/13/26 . 2,562 2,514
FW2241624.UP.FTS.B , 31 .84% , 12/13/26 . 2,422 2,379
FW2465936.UP.FTS.B , 5 .53% , 1/19/27 ... 17,944 17,308
L2465582.UP.FTS.B , 5 .92% , 1/19/27 .... 1,272 1,232
L2465889.UP.FTS.B , 6 .5% , 1/19/27 ..... 2,414 2,329
FW2466269.UP.FTS.B , 6 .87% , 1/19/27 ... 2,037 1,967
FW2465536.UP.FTS.B , 7 .64% , 1/19/27 ... 8,224 8,003
L2465633.UP.FTS.B , 8 .28% , 1/19/27 .... 971 67
L2465717.UP.FTS.B , 8 .6% , 1/19/27 ..... 1,672 1,628
FW2464781.UP.FTS.B , 9 .13% , 1/19/27 ... 3,989 3,883
FW2465681.UP.FTS.B , 9 .16% , 1/19/27 ... 4,443 4,325
L2465458.UP.FTS.B , 9 .24% , 1/19/27 .... 708 696
L2466129.UP.FTS.B , 9 .84% , 1/19/27 .... 8,484 8,284
L2465666.UP.FTS.B , 10 .14% , 1/19/27 .... 1,065 1,037
FW2464664.UP.FTS.B , 10 .42% , 1/19/27 .. 3,421 3,341
L2463372.UP.FTS.B , 11 .09% , 1/19/27 .... 2,157 2,107
L2465414.UP.FTS.B , 11 .1% , 1/19/27 ..... 2,589 2,529
L2465634.UP.FTS.B , 14 .68% , 1/19/27 .... 2,790 2,740
L2465986.UP.FTS.B , 15 .77% , 1/19/27 .... 639 631
FW2466368.UP.FTS.B , 16 .6% , 1/19/27 ... 1,623 1,588
L2465805.UP.FTS.B , 18 .87% , 1/19/27 .... 10,416 10,294
L2465928.UP.FTS.B , 20 .32% , 1/19/27 .... 1,456 1,430
FW2466202.UP.FTS.B , 23 .59% , 1/19/27 .. 1,522 1,495

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2458881.UP.FTS.B , 24 .14% , 1/19/27 .... $ 2,247 $ 2,208
L2466086.UP.FTS.B , 25 .1% , 1/19/27 .... 1,703 1,674
FW2465954.UP.FTS.B , 25 .21% , 1/19/27 .. 1,369 1,346
FW2465642.UP.FTS.B , 25 .73% , 1/19/27 .. 2,275 2,237
FW2464901.UP.FTS.B , 27 .8% , 1/19/27 ... 2,120 2,086
FW2466130.UP.FTS.B , 28 .33% , 1/19/27 .. 402 396
FW2465882.UP.FTS.B , 28 .77% , 1/19/27 .. 746 734
FW2465848.UP.FTS.B , 30 .66% , 1/19/27 .. 1,083 1,067
FW2464665.UP.FTS.B , 30 .79% , 1/19/27 .. 765 754
FW2465741.UP.FTS.B , 30 .94% , 1/19/27 .. 948 934
FW2466141.UP.FTS.B , 32% , 1/19/27 .... 3,418 3,370
FW1738592.UP.FTS.B , 28 .44% , 2/20/27 .. 3,123 3,073
L2635721.UP.FTS.B , 6% , 2/22/27 ....... 1,241 537
L2675715.UP.FTS.B , 6 .52% , 2/22/27 .... 4,221 4,069
FW2676020.UP.FTS.B , 6 .82% , 2/22/27 ... 3,219 3,104
FW2676337.UP.FTS.B , 8 .57% , 2/22/27 ... 5,208 5,067
FW2675837.UP.FTS.B , 9 .42% , 2/22/27 ... 3,063 2,981
FW2675651.UP.FTS.B , 9 .54% , 2/22/27 ... 2,990 2,910
FW2675315.UP.FTS.B , 9 .86% , 2/22/27 ... 12,415 12,124
FW2675769.UP.FTS.B , 11 .04% , 2/22/27 .. 15,253 14,891
FW2675417.UP.FTS.B , 12 .04% , 2/22/27 .. 3,871 3,778
FW2675303.UP.FTS.B , 12 .76% , 2/22/27 .. 6,914 6,751
L2676179.UP.FTS.B , 13 .92% , 2/22/27 .... 8,530 617
L2675483.UP.FTS.B , 14 .22% , 2/22/27 .... 2,150 2,101
L2675701.UP.FTS.B , 15 .05% , 2/22/27 .... 3,256 3,182
FW2676119.UP.FTS.B , 15 .87% , 2/22/27 .. 2,147 2,120
FW2674729.UP.FTS.B , 15 .98% , 2/22/27 .. 2,293 2,242
L2675286.UP.FTS.B , 16 .53% , 2/22/27 .... 7,496 7,404
FW2676101.UP.FTS.B , 16 .63% , 2/22/27 .. 5,482 3,514
FW2676275.UP.FTS.B , 16 .64% , 2/22/27 .. 10,491 10,356
FW2673151.UP.FTS.B , 16 .69% , 2/22/27 .. 2,411 2,382
L2676056.UP.FTS.B , 17 .4% , 2/22/27 .... 1,944 1,921
L2675889.UP.FTS.B , 18 .95% , 2/22/27 .... 26,077 16,699
FW2675506.UP.FTS.B , 19 .13% , 2/22/27 .. 5,385 5,285
FW2675598.UP.FTS.B , 19 .23% , 2/22/27 .. 3,297 479
L2676048.UP.FTS.B , 19 .28% , 2/22/27 .... 17,888 17,558
FW2675827.UP.FTS.B , 19 .75% , 2/22/27 .. 2,521 180
FW2675725.UP.FTS.B , 19 .97% , 2/22/27 .. 3,014 2,979
FW2676447.UP.FTS.B , 21 .12% , 2/22/27 .. 3,794 3,751
L2675653.UP.FTS.B , 22 .41% , 2/22/27 .... 2,176 2,138
FW2674944.UP.FTS.B , 22 .84% , 2/22/27 .. 4,932 1,266
FW2675190.UP.FTS.B , 23 .05% , 2/22/27 .. 3,265 2,150
FW2675530.UP.FTS.B , 23 .25% , 2/22/27 .. 1,559 1,533
FW2676351.UP.FTS.B , 24 .32% , 2/22/27 .. 3,522 255
FW2675911.UP.FTS.B , 24 .61% , 2/22/27 .. 1,583 1,557
L2676213.UP.FTS.B , 25 .44% , 2/22/27 .... 1,413 1,390
L2676015.UP.FTS.B , 26 .95% , 2/22/27 .... 502 493
FW2675720.UP.FTS.B , 27 .06% , 2/22/27 .. 1,787 1,759
FW2675330.UP.FTS.B , 27 .13% , 2/22/27 .. 1,788 1,760
FW2675561.UP.FTS.B , 27 .52% , 2/22/27 .. 3,914 3,855
FW2675198.UP.FTS.B , 30 .64% , 2/22/27 .. 3,869 3,814
FW2675958.UP.FTS.B , 30 .93% , 2/22/27 .. 788 775
FW2676100.UP.FTS.B , 31 .11% , 2/22/27 .. 791 779
FW2676065.UP.FTS.B , 31 .64% , 2/22/27 .. 5,639 3,754
FW2675468.UP.FTS.B , 31 .91% , 2/22/27 .. 4,373 4,313
FW2675534.UP.FTS.B , 32 .24% , 2/22/27 .. 5,070 5,001
FW2676248.UP.FTS.B , 25 .38% , 3/05/27 .. 1,835 1,805
L2057382.UP.FTS.B , 22 .46% , 4/16/27 .... 1,304 336
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2057372.UP.FTS.B , 23 .63% , 4/16/27 .... $ 3,986 $ 2,577
FW2056081.UP.FTS.B , 30 .81% , 4/16/27 .. 1,146 1,130
L2981847.UP.FTS.B , 12 .88% , 4/20/27 .... 4,992 3,066
FW2981800.UP.FTS.B , 15 .54% , 4/20/27 .. 10,221 10,022
L2981666.UP.FTS.B , 17 .74% , 4/20/27 .... 25,041 5,914
L2982362.UP.FTS.B , 19 .25% , 4/20/27 .... 1,150 1,140
FW2982412.UP.FTS.B , 19 .87% , 4/20/27 .. 6,450 6,355
FW2980149.UP.FTS.B , 20 .02% , 4/20/27 .. 3,141 1,971
FW2982427.UP.FTS.B , 20 .52% , 4/20/27 .. 12,573 12,344
FW2980976.UP.FTS.B , 25 .24% , 4/20/27 .. 8,272 8,172
FW2981812.UP.FTS.B , 25 .87% , 4/20/27 .. 1,833 1,813
L2981818.UP.FTS.B , 25 .89% , 4/20/27 .... 5,755 3,665
L2981438.UP.FTS.B , 25 .94% , 4/20/27 .... 1,724 1,705
FW2982630.UP.FTS.B , 27 .01% , 4/20/27 .. 1,912 1,891
FW2982476.UP.FTS.B , 28 .13% , 4/20/27 .. 17,585 17,402
FW2982596.UP.FTS.B , 28 .27% , 4/20/27 .. 881 871
FW2982248.UP.FTS.B , 30 .44% , 4/20/27 .. 2,992 2,962
FW2980005.UP.FTS.B , 30 .65% , 4/20/27 .. 915 602
FW2982470.UP.FTS.B , 30 .66% , 4/20/27 .. 1,382 1,369
FW2981459.UP.FTS.B , 31 .69% , 4/20/27 .. 5,702 5,651
L2981618.UP.FTS.B , 6 .67% , 4/22/27 .... 6,181 3,671
FW2982593.UP.FTS.B , 14 .46% , 4/25/27 .. 4,028 3,949
L2241971.UP.FTS.B , 20 .32% , 5/13/27 .... 2,099 928
L2241640.UP.FTS.B , 22 .44% , 5/13/27 .... 1,760 34
L2242418.UP.FTS.B , 25 .33% , 5/13/27 .... 8,450 –
L2465861.UP.FTS.B , 5 .83% , 6/19/27 .... 16,437 1,423
FW2451492.UP.FTS.B , 6 .07% , 6/19/27 ... 23,025 22,131
FW2465871.UP.FTS.B , 12 .64% , 6/19/27 .. 5,561 404
FW2464742.UP.FTS.B , 26 .31% , 6/19/27 .. 825 810
FW2676429.UP.FTS.B , 14 .76% , 7/22/27 .. 14,374 14,011
L2676160.UP.FTS.B , 25 .17% , 7/22/27 .... 9,238 669
FW2675787.UP.FTS.B , 15 .6% , 12/22/27 .. 4,637 4,577
L2675381.UP.FTS.B , 18 .91% , 12/22/27 ... 10,020 1,338
FW2675485.UP.FTS.B , 24 .08% , 12/22/27 . 2,830 401
L2982002.UP.FTS.B , 25 .37% , 2/20/28 .... 4,722 4,684
FW2675613.UP.FTS.B , 24 .49% , 2/22/35 .. 672 68
FW2676140.UP.FTS.B , 29 .13% , 2/22/35 .. 259 18
L2981596.UP.FTS.B , 7 .13% , 4/20/35 .... 155 153
FW2982315.UP.FTS.B , 15 .15% , 4/20/35 .. 33 33
665,921
Total Marketplace Loans (Cost
$ 1,310,282 ) .......................
$1,089,505

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), March 31, 2025
Franklin Strategic Income VIP Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

At March 31, 2025, the Fund had the following futures contracts outstanding.
At March 31, 2025 , the Fund had the following forward exchange contracts outstanding.
At March 31, 2025, the Fund had the following credit default swap contracts outstanding.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury 10 Year Notes .................... Long 33 $ 3,670,219 6/18/25 $ 44,812
U.S. Treasury 10 Year Ultra Notes ................ Short 39 4,450,875 6/18/25 (18,536)
U.S. Treasury 5 Year Notes ..................... Long 20 2,163,125 6/30/25 22,631
U.S. Treasury Long Bonds ..................... Short 33 3,870,281 6/18/25 1,756
Total Futures Contracts ...................................................................... $50,663
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Columbian Peso .... JPHQ Sell 5,400,000,000 1,288,245 5/19/25 $ 5,324 $ —
Euro ............. JPHQ Sell 930,000 964,664 6/30/25 — (46,058)
Euro ............. JPHQ Sell 370,000 389,648 8/25/25 — (13,751)
Total Forward Exchange Contracts ................................................... $5,324 $(59,809)
Net unrealized appreciation (depreciation) ............................................ $(54,485)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
Centrally Cleared Swap Contracts
Contracts to Sell Protection
(c) (d)
Traded Index
CDX.NA.HY.41 . 5.00% Quarterly 12/20/28 7,750,000 $ 462,213 $ (2,081) $ 464,294
Non-
Investment
Grade
Total Centrally Cleared Swap Contracts ..................................... $462,213 $(2,081) $464,294
OTC Swap Contracts
Contracts to Sell Protection
(c) (d)
Single Name
Carnival Corp. .. 1.00% Quarterly CITI 6/20/27 780,000 1,274 (62,718) 63,992 BB+

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

At March 31, 2025, the Fund had the following total return swap contracts outstanding.
See Abbreviations on page 160 .
Credit Default Swap Contracts
(continued)
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
OTC Swap Contracts (continued)
Contracts to Sell Protection
(c) (d)
(continued)
Single Name (continued)
Total OTC Swap Contracts .............................................. $1,274 $(62,718) $63,992
Total Credit Default Swap Contracts .................................... $463,487 $ (64,799) $528,286
(a)
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
(b)
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
(c)
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
(d)
The fund enters contracts to sell protection to create a long credit position.
Total Return Swap Contracts
Underlying Instruments
Financing
Rate
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Value *
Value/
Unrealized
Appreciation
(Depreciation)
OTC Swap Contracts
Long
(a)
Markit iBoxx USD Liquid Leveraged Loans Total
Return Index ........................... 1-day SOFR Quarterly BNDP 6/20/25 5,525,000 $ (19,427)
Total Return Swap Contracts .................................................................... $(19,427)
*
In U.S. dollars unless otherwise indicated.
(a)
The Fund receives the total return on the underlying instrument and pays a variable financing rate.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), March 31, 2025
Franklin U.S. Government Securities VIP Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds 0.5%
Oil, Gas & Consumable Fuels 0.5%
Reliance Industries Ltd. ,
Senior Bond , 2.512% , 1/15/26 ........................ India 1,312,500 $ 1,293,594
Senior Note , 1.87% , 1/15/26 ......................... India 736,842 726,098
Senior Note , 2.06% , 1/15/26 ......................... India 625,000 616,483
2,636,175
Total Corporate Bonds (Cost $ 2,659,125 ) .....................................
2,636,175
Foreign Government and Agency Securities 0.0%
†
Petroleos Mexicanos , Senior Bond , 2.378% , 4/15/25 .........
Mexico 164,500 164,156
Total Foreign Government and Agency Securities (Cost $ 162,252 ) ..............
164,156
U.S. Government and Agency Securities 14.4%
FHLB , 2.625%, 9/12/25 ...............................
United States 10,000,000 9,928,673
U.S. International Development Finance Corp. (The) , 4.01%,
5/15/30 ......................................... United States 1,010,000 999,052
U.S. Treasury Notes ,
2.25%, 8/15/27 ................................... United States 34,040,000 32,788,100
4%, 7/31/29 ..................................... United States 24,000,000 24,067,031
0.625%, 8/15/30 .................................. United States 8,500,000 7,131,367
Total U.S. Government and Agency Securities (Cost $ 78,420,193 ) ...............
74,914,223
Mortgage-Backed Securities 77.6%
a
Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.6%
FHLMC , 7.06%, ( 1-year CMT T-Note +/- MBS Margin), 5/01/37 . United States 42,404 43,325
FHLMC , 6.706% - 7.535%, ( 1-year Refinitiv USD IBOR Consumer
Cash Fallbacks +/- MBS Margin), 3/01/36 - 4/01/40 ........ United States 3,248,920 3,336,221
3,379,546
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 11.1%
FHLMC Gold Pool, 20 Year , 3.5%, 3/01/32 ................ United States 700,538 684,325
FHLMC Gold Pool, 30 Year , 3%, 5/01/43 .................. United States 121,415 109,398
FHLMC Gold Pool, 30 Year , 3.5%, 5/01/43 ................ United States 19,865 18,548
FHLMC Gold Pool, 30 Year , 4%, 9/01/40 - 12/01/41 .......... United States 1,925,510 1,855,609
FHLMC Gold Pool, 30 Year , 4.5%, 5/01/40 - 7/01/41 ......... United States 560,689 554,089
FHLMC Gold Pool, 30 Year , 5%, 9/01/33 - 4/01/40 ........... United States 1,737,435 1,755,154
FHLMC Gold Pool, 30 Year , 5.5%, 7/01/33 - 5/01/38 ......... United States 316,764 323,406
FHLMC Gold Pool, 30 Year , 6%, 7/01/28 - 8/01/35 ........... United States 299,919 307,485
FHLMC Gold Pool, 30 Year , 6.5%, 5/01/29 - 5/01/35 ......... United States 77,453 80,666
FHLMC Gold Pool, 30 Year , 7%, 2/01/31 - 9/01/31 ........... United States 23,778 24,861
FHLMC Gold Pool, 30 Year , 8.5%, 7/01/31 ................ United States 27,521 29,055
FHLMC Pool, 30 Year , 2%, 1/01/51 ...................... United States 4,072,773 3,290,088
FHLMC Pool, 30 Year , 4%, 11/01/45 ..................... United States 6,733,640 6,379,131
FHLMC Pool, 30 Year , 4.5%, 1/01/49 ..................... United States 2,029,570 1,981,224
FHLMC Pool, 30 Year , 4.5%, 10/01/52 .................... United States 13,323,038 12,771,848
FHLMC Pool, 30 Year , 5%, 12/01/52 ..................... United States 12,915,876 12,700,974
FHLMC Pool, 30 Year , 5.5%, 1/01/53 ..................... United States 12,243,011 12,257,658
FHLMC Pool, 30 Year , 6%, 2/01/55 ...................... United States 2,471,410 2,511,185
57,634,704
a
Federal National Mortgage Association (FNMA) Adjustable Rate 1.7%
FNMA , 4.198% - 5.72%, ( COFI 11th District +/- MBS Margin),
6/01/26 - 11/01/36 ................................. United States 14,919 14,778

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin U.S. Government Securities VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
a
Federal National Mortgage Association (FNMA) Adjustable Rate (continued)
FNMA , 5.468% - 6.969%, ( 12-month average of 1-year CMT +/-
MBS Margin), 9/01/35 - 10/01/44 ...................... United States 97,520 $ 98,716
FNMA , 5.551% - 7.375%, ( 6-month Refinitiv USD IBOR
Consumer Cash Fallbacks +/- MBS Margin), 9/01/27 - 3/01/37 United States 156,222 158,001
FNMA , 7.386%, ( 1-year Refinitiv USD IBOR Consumer Cash
Fallbacks +/- MBS Margin), 9/01/37 .................... United States 2,922,371 3,006,461
FNMA , 6.052% - 7.754%, ( 1-year Refinitiv USD IBOR Consumer
Cash Fallbacks +/- MBS Margin), 1/01/32 - 4/01/41 ........ United States 4,097,429 4,199,648
FNMA , 4.883% - 8.383%, ( 1-year CMT T-Note +/- MBS Margin),
10/01/25 - 12/01/40 ................................ United States 1,776,354 1,827,445
9,305,049
Federal National Mortgage Association (FNMA) Fixed Rate 20.1%
FNMA , 2.64%, 7/01/25 ............................... United States 2,179,445 2,163,717
FNMA , 3.28%, 7/01/27 ............................... United States 4,000,000 3,914,117
FNMA , 5.5%, 4/01/34 ................................ United States 239,165 244,278
FNMA, 15 Year , 2%, 9/01/35 ........................... United States 1,673,786 1,528,582
FNMA, 15 Year , 3%, 9/01/37 ........................... United States 9,724,509 9,205,111
FNMA, 30 Year , 2.5%, 8/01/51 ......................... United States 8,138,790 6,797,240
FNMA, 30 Year , 2.5%, 9/01/51 ......................... United States 18,005,073 15,059,495
FNMA, 30 Year , 2.5%, 11/01/51 ......................... United States 4,164,734 3,494,299
FNMA, 30 Year , 2.5%, 12/01/51 ......................... United States 5,685,928 4,747,787
FNMA, 30 Year , 2.5%, 2/01/52 ......................... United States 7,497,842 6,254,270
FNMA, 30 Year , 3%, 12/01/42 .......................... United States 44,172 40,162
FNMA, 30 Year , 3%, 7/01/51 ........................... United States 3,499,702 3,060,967
FNMA, 30 Year , 3%, 9/01/51 ........................... United States 2,977,965 2,597,696
FNMA, 30 Year , 3.5%, 7/01/45 ......................... United States 7,872,991 7,299,009
FNMA, 30 Year , 4%, 1/01/41 - 8/01/41 .................... United States 1,864,740 1,793,925
FNMA, 30 Year , 4%, 9/01/52 ........................... United States 13,534,739 12,636,047
FNMA, 30 Year , 4.5%, 8/01/40 - 6/01/41 .................. United States 1,704,015 1,677,963
FNMA, 30 Year , 5%, 3/01/34 - 7/01/41 .................... United States 1,092,021 1,100,832
FNMA, 30 Year , 5.5%, 12/01/32 - 8/01/35 ................. United States 658,170 670,540
FNMA, 30 Year , 5.5%, 3/01/54 ......................... United States 3,465,093 3,462,798
FNMA, 30 Year , 6%, 6/01/29 - 8/01/38 .................... United States 510,383 525,372
FNMA, 30 Year , 6%, 8/01/53 ........................... United States 9,801,130 9,977,660
FNMA, 30 Year , 6.5%, 12/01/29 - 9/01/36 ................. United States 69,284 72,240
FNMA, 30 Year , 6.5%, 2/01/55 ......................... United States 5,425,261 5,595,769
FNMA, 30 Year , 7.5%, 8/01/25 ......................... United States 35 35
FNMA, 30 Year , 9%, 10/01/26 .......................... United States 10,998 11,032
103,930,943
Government National Mortgage Association (GNMA) Fixed Rate 44.1%
GNMA I, 30 Year , 5%, 9/15/40 .......................... United States 5,936,039 5,964,511
GNMA I, 30 Year , 5.5%, 3/15/32 - 2/15/38 ................. United States 173,643 178,570
GNMA I, 30 Year , 6%, 7/15/29 - 11/15/38 .................. United States 137,093 143,511
GNMA I, 30 Year , 6.5%, 12/15/28 - 1/15/33 ................ United States 57,002 58,858
GNMA I, 30 Year , 7%, 12/15/28 ......................... United States 2,320 2,379
GNMA I, 30 Year , 7.5%, 12/15/31 - 8/15/33 ................ United States 41,414 43,474
GNMA I, Single-family, 30 Year , 3%, 7/15/42 ............... United States 188,753 171,474
GNMA I, Single-family, 30 Year , 4%, 10/15/40 - 8/15/46 ....... United States 2,740,326 2,618,951
GNMA I, Single-family, 30 Year , 4.5%, 1/15/39 - 6/15/41 ...... United States 4,151,089 4,093,636
GNMA I, Single-family, 30 Year , 5.5%, 1/15/29 - 10/15/39 ...... United States 1,267,515 1,296,001
GNMA I, Single-family, 30 Year , 6%, 3/15/29 - 9/15/38 ........ United States 533,926 549,975
GNMA I, Single-family, 30 Year , 6.5%, 2/15/26 - 5/15/37 ...... United States 239,317 246,205
GNMA I, Single-family, 30 Year , 7%, 12/15/25 - 9/15/31 ....... United States 18,192 18,563
GNMA I, Single-family, 30 Year , 7.5%, 2/15/27 .............. United States 519 521
GNMA II, Single-family, 30 Year , 2%, 10/20/50 .............. United States 6,142,834 5,029,688

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin U.S. Government Securities VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Government National Mortgage Association (GNMA) Fixed Rate (continued)
GNMA II, Single-family, 30 Year , 2%, 8/20/51 ............... United States 4,351,757 $ 3,563,173
GNMA II, Single-family, 30 Year , 2%, 12/20/51 .............. United States 9,726,348 7,963,831
GNMA II, Single-family, 30 Year , 2%, 3/20/52 ............... United States 6,196,257 5,073,430
GNMA II, Single-family, 30 Year , 2.5%, 6/20/51 ............. United States 9,563,100 8,165,221
GNMA II, Single-family, 30 Year , 2.5%, 7/20/51 ............. United States 4,040,915 3,450,237
GNMA II, Single-family, 30 Year , 2.5%, 8/20/51 ............. United States 27,138,505 23,171,554
GNMA II, Single-family, 30 Year , 2.5%, 10/20/51 ............ United States 8,946,862 7,639,061
GNMA II, Single-family, 30 Year , 3%, 12/20/42 - 9/20/45 ...... United States 2,616,080 2,354,077
GNMA II, Single-family, 30 Year , 3%, 4/20/46 ............... United States 4,907,131 4,413,630
GNMA II, Single-family, 30 Year , 3%, 7/20/51 ............... United States 13,358,243 11,844,408
GNMA II, Single-family, 30 Year , 3%, 8/20/51 ............... United States 5,195,948 4,607,112
GNMA II, Single-family, 30 Year , 3%, 10/20/51 .............. United States 13,988,806 12,403,511
GNMA II, Single-family, 30 Year , 3.5%, 9/20/42 ............. United States 5,337,793 4,984,005
GNMA II, Single-family, 30 Year , 3.5%, 11/20/42 ............ United States 3,247,736 3,030,463
GNMA II, Single-family, 30 Year , 3.5%, 1/20/43 ............. United States 4,348,551 4,057,624
GNMA II, Single-family, 30 Year , 3.5%, 5/20/47 ............. United States 7,905,125 7,317,510
GNMA II, Single-family, 30 Year , 3.5%, 9/20/47 ............. United States 13,189,731 12,158,296
GNMA II, Single-family, 30 Year , 3.5%, 7/20/42 - 10/20/47 ..... United States 12,561,473 11,717,192
GNMA II, Single-family, 30 Year , 3.5%, 11/20/47 ............ United States 3,565,356 3,297,550
GNMA II, Single-family, 30 Year , 4%, 11/20/39 - 2/20/44 ....... United States 5,736,081 5,490,835
GNMA II, Single-family, 30 Year , 4.5%, 10/20/39 - 10/20/44 .... United States 7,770,530 7,635,053
GNMA II, Single-family, 30 Year , 5%, 9/20/33 - 6/20/44 ....... United States 3,073,544 3,112,753
GNMA II, Single-family, 30 Year , 5%, 9/20/54 ............... United States 5,727,344 5,637,788
GNMA II, Single-family, 30 Year , 5.5%, 5/20/34 - 6/20/38 ...... United States 1,247,187 1,283,968
GNMA II, Single-family, 30 Year , 5.5%, 3/20/54 ............. United States 4,902,899 4,920,600
GNMA II, Single-family, 30 Year , 5.5%, 8/20/54 ............. United States 10,983,659 11,016,540
GNMA II, Single-family, 30 Year , 6%, 4/20/28 - 7/20/39 ....... United States 817,497 853,293
GNMA II, Single-family, 30 Year , 6%, 1/20/55 ............... United States 11,152,320 11,330,001
GNMA II, Single-family, 30 Year , 6%, 2/20/55 ............... United States 10,471,455 10,638,288
GNMA II, Single-family, 30 Year , 6.5%, 12/20/27 - 4/20/32 ..... United States 93,622 97,046
GNMA II, Single-family, 30 Year , 6.5%, 2/20/55 ............. United States 5,099,457 5,237,388
GNMA II, Single-family, 30 Year , 7%, 5/20/32 ............... United States 2,431 2,552
GNMA II, Single-family, 30 Year , 7.5%, 10/20/25 - 11/20/26 .... United States 1,694 1,700
GNMA II, Single-family, 30 Year , 8%, 8/20/26 ............... United States 309 311
228,886,318
Total Mortgage-Backed Securities (Cost $ 445,155,817 ) .........................
403,136,560
Total Long Term Investments (Cost $ 526,397,387 ) .............................
480,851,114
a

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin U.S. Government Securities VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 160 .
Short Term Investments 7.2%
a a
Principal
Amount
*
a
Value
a a a a a a
Repurchase Agreements 7.2%
b
Joint Repurchase Agreement , 4.356% , 4/01/25 (Maturity Value
$ 37,437,014 )
BNP Paribas Securities Corp. (Maturity Value $25,725,219)
Deutsche Bank Securities, Inc. (Maturity Value $2,707,819)
HSBC Securities (USA), Inc. (Maturity Value $9,003,976)
Collateralized by U.S. Government Agency Securities, 2.5% -
7.5%, 11/20/33 - 5/15/63; U.S. Treasury Bonds, 1.13%, 5/15/40;
and U.S. Treasury Notes, 1.25% - 4.88%, 6/30/28 - 10/31/28
(valued at $ 38,192,059 ) ............................. 37,432,484 $ 37,432,484
Total Repurchase Agreements (Cost $ 37,432,484 ) .............................
37,432,484
Total Short Term Investments (Cost $ 37,432,484 ) ..............................
37,432,484
a
Total Investments (Cost $ 563,829,871 ) 99.7% .................................
$518,283,598
Other Assets, less Liabilities 0.3% ...........................................
1,403,641
Net Assets 100.0% .........................................................
$519,687,239
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread;
they are based on the weighted average rates of the underlying mortgage loans, less the applicable servicing and guarantee fees (MBS margin).
b
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2025, all repurchase agreements had been entered into on that date.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), March 31, 2025
Franklin VolSmart Allocation VIP Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Shares
a
Value
a
Common Stocks 62.9%
Aerospace & Defense 1.3%
Curtiss-Wright Corp. ................................................. 165 $ 52,350
General Dynamics Corp. .............................................. 1,999 544,887
Howmet Aerospace, Inc. .............................................. 1,264 163,979
Lockheed Martin Corp. ............................................... 547 244,350
RTX Corp. ........................................................ 5,456 722,702
1,728,268
Air Freight & Logistics 0.2%
United Parcel Service, Inc., B .......................................... 2,095 230,429
Automobiles 0.5%
General Motors Co. .................................................. 3,775 177,538
a
Tesla, Inc. ......................................................... 1,902 492,923
670,461
Banks 1.6%
Citigroup, Inc. ...................................................... 6,865 487,346
Citizens Financial Group, Inc. .......................................... 1,509 61,824
JPMorgan Chase & Co. ............................................... 6,277 1,539,748
M&T Bank Corp. .................................................... 281 50,229
2,139,147
Beverages 0.4%
Coca-Cola Consolidated, Inc. .......................................... 39 52,650
PepsiCo, Inc. ...................................................... 3,477 521,341
573,991
Biotechnology 1.7%
AbbVie, Inc. ....................................................... 7,144 1,496,811
a
Exelixis, Inc. ....................................................... 1,471 54,309
Gilead Sciences, Inc. ................................................ 2,105 235,865
a
United Therapeutics Corp. ............................................. 169 52,098
a
Vertex Pharmaceuticals, Inc. ........................................... 921 446,519
2,285,602
Broadline Retail 1.1%
a
Amazon.com, Inc. ................................................... 7,151 1,360,549
eBay, Inc. ......................................................... 1,662 112,567
1,473,116
Building Products 1.3%
AAON, Inc. ........................................................ 407 31,799
Armstrong World Industries, Inc. ........................................ 413 58,183
Carlisle Cos., Inc. ................................................... 1,623 552,631
Johnson Controls International plc ....................................... 6,979 559,088
Lennox International, Inc. ............................................. 138 77,395
Masco Corp. ....................................................... 819 56,953
Owens Corning ..................................................... 357 50,987
Trane Technologies plc ............................................... 871 293,457
1,680,493
Capital Markets 2.4%
Ares Management Corp., A ............................................ 1,106 162,151
Bank of New York Mellon Corp. (The) .................................... 1,212 101,650
Charles Schwab Corp. (The) ........................................... 7,812 611,523
Evercore, Inc., A .................................................... 218 43,539
Goldman Sachs Group, Inc. (The) ....................................... 764 417,366

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin VolSmart Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Shares
a
Value
a
Common Stocks
(continued)
Capital Markets (continued)
Houlihan Lokey, Inc., A ............................................... 286 $ 46,189
Interactive Brokers Group, Inc., A ....................................... 279 46,200
Janus Henderson Group plc ........................................... 1,401 50,646
Jefferies Financial Group, Inc. .......................................... 899 48,159
Lazard, Inc., A ...................................................... 944 40,875
Moody's Corp. ...................................................... 626 291,522
Morgan Stanley ..................................................... 5,292 617,418
Nasdaq, Inc. ....................................................... 9,789 742,594
SEI Investments Co. ................................................. 651 50,537
3,270,369
Chemicals 2.0%
Air Products and Chemicals, Inc. ........................................ 1,964 579,223
CF Industries Holdings, Inc. ........................................... 694 54,236
Eastman Chemical Co. ............................................... 557 49,077
Ecolab, Inc. ........................................................ 1,830 463,942
FMC Corp. ........................................................ 947 39,954
Linde plc .......................................................... 2,360 1,098,910
LyondellBasell Industries NV, A ......................................... 1,001 70,470
NewMarket Corp. ................................................... 90 50,981
Sherwin-Williams Co. (The) ............................................ 892 311,478
2,718,271
Commercial Services & Supplies 1.1%
Cintas Corp. ....................................................... 4,088 840,207
Republic Services, Inc., A ............................................. 760 184,041
Rollins, Inc. ........................................................ 1,031 55,705
Waste Management, Inc. .............................................. 1,519 351,664
1,431,617
Communications Equipment 0.8%
a
Arista Networks, Inc. ................................................. 4,097 317,435
Cisco Systems, Inc. ................................................. 6,284 387,786
a
F5, Inc. ........................................................... 206 54,852
Motorola Solutions, Inc. ............................................... 659 288,517
1,048,590
Construction & Engineering 0.1%
Comfort Systems USA, Inc. ............................................ 151 48,672
EMCOR Group, Inc. ................................................. 157 58,032
106,704
Construction Materials 0.1%
CRH plc .......................................................... 2,054 180,690
Consumer Finance 0.1%
Synchrony Financial ................................................. 1,781 94,286
Consumer Staples Distribution & Retail 2.4%
Casey's General Stores, Inc. ........................................... 859 372,840
Costco Wholesale Corp. .............................................. 890 841,744
Kroger Co. (The) .................................................... 1,074 72,699
Target Corp. ....................................................... 1,525 159,149
Walmart, Inc. ...................................................... 19,531 1,714,627
3,161,059
Containers & Packaging 0.1%
International Paper Co. ............................................... 1,240 66,154

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin VolSmart Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Shares
a
Value
a
Common Stocks
(continued)
Containers & Packaging (continued)
Packaging Corp. of America ........................................... 330 $ 65,347
131,501
Diversified Consumer Services 0.1%
a
Grand Canyon Education, Inc. .......................................... 360 62,287
H&R Block, Inc. ..................................................... 857 47,058
109,345
Diversified Telecommunication Services 1.1%
AT&T, Inc. ......................................................... 25,093 709,630
Verizon Communications, Inc. .......................................... 15,872 719,954
1,429,584
Electric Utilities 0.4%
Entergy Corp. ...................................................... 1,389 118,746
NextEra Energy, Inc. ................................................. 6,222 441,077
559,823
Electrical Equipment 0.4%
Acuity, Inc. ........................................................ 171 45,033
nVent Electric plc ................................................... 8,451 443,001
488,034
Electronic Equipment, Instruments & Components 0.3%
Amphenol Corp., A .................................................. 4,388 287,809
Avnet, Inc. ........................................................ 1,034 49,725
Corning, Inc. ....................................................... 2,638 120,768
458,302
Entertainment 0.2%
a
Spotify Technology SA ................................................ 389 213,962
a
Financial Services 2.4%
a
Berkshire Hathaway, Inc., B ............................................ 1,170 623,118
a
Fiserv, Inc. ........................................................ 920 203,163
Mastercard, Inc., A .................................................. 1,673 917,005
MGIC Investment Corp. ............................................... 2,133 52,856
a
Toast, Inc., A ....................................................... 1,239 41,098
Visa, Inc., A ........................................................ 3,669 1,285,838
Western Union Co. (The) .............................................. 4,410 46,658
3,169,736
Food Products 0.7%
Ingredion, Inc. ...................................................... 403 54,490
Kellanova ......................................................... 813 67,064
McCormick & Co., Inc. ............................................... 3,821 314,506
Mondelez International, Inc., A .......................................... 5,639 382,606
a
Pilgrim's Pride Corp. ................................................. 1,123 61,215
879,881
Gas Utilities 0.2%
Atmos Energy Corp. ................................................. 361 55,803
MDU Resources Group, Inc. ........................................... 2,238 37,845
National Fuel Gas Co. ................................................ 874 69,212
UGI Corp. ......................................................... 2,078 68,719
231,579

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin VolSmart Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Shares
a
Value
a
Common Stocks
(continued)
Ground Transportation 0.0%
†
Ryder System, Inc. .................................................. 371 $ 53,353
Health Care Equipment & Supplies 3.6%
Abbott Laboratories .................................................. 9,053 1,200,880
Becton Dickinson & Co. ............................................... 2,058 471,406
a
Boston Scientific Corp. ............................................... 5,085 512,975
a
Globus Medical, Inc., A ............................................... 627 45,896
a
Intuitive Surgical, Inc. ................................................ 1,220 604,229
ResMed, Inc. ...................................................... 429 96,032
STERIS plc ........................................................ 1,484 336,349
Stryker Corp. ...................................................... 4,059 1,510,963
4,778,730
Health Care Providers & Services 1.8%
Chemed Corp. ..................................................... 88 54,148
Cigna Group (The) .................................................. 918 302,022
a
DaVita, Inc. ........................................................ 352 53,846
Encompass Health Corp. ............................................. 547 55,400
HCA Healthcare, Inc. ................................................. 761 262,964
Premier, Inc., A ..................................................... 2,394 46,156
Quest Diagnostics, Inc. ............................................... 332 56,174
a
Tenet Healthcare Corp. ............................................... 401 53,935
UnitedHealth Group, Inc. .............................................. 2,767 1,449,216
Universal Health Services, Inc., B ....................................... 280 52,612
2,386,473
Health Care REITs 0.0%
†
Omega Healthcare Investors, Inc. ....................................... 1,362 51,865
Health Care Technology 0.0%
†
a
Doximity, Inc., A .................................................... 982 56,985
a
Hotel & Resort REITs 0.0%
†
Park Hotels & Resorts, Inc. ............................................ 3,768 40,242
Hotels, Restaurants & Leisure 1.4%
Booking Holdings, Inc. ............................................... 127 585,078
Domino's Pizza, Inc. ................................................. 131 60,188
Hilton Worldwide Holdings, Inc. ......................................... 743 169,070
McDonald's Corp. ................................................... 2,612 815,910
Royal Caribbean Cruises Ltd. .......................................... 634 130,249
Texas Roadhouse, Inc., A ............................................. 305 50,822
Travel + Leisure Co. ................................................. 973 45,040
1,856,357
Household Durables 0.5%
DR Horton, Inc. ..................................................... 1,605 204,044
Garmin Ltd. ........................................................ 629 136,575
Lennar Corp., A ..................................................... 945 108,467
Lennar Corp., B .................................................... 324 35,339
a
NVR, Inc. ......................................................... 13 94,177
PulteGroup, Inc. .................................................... 909 93,445
Toll Brothers, Inc. ................................................... 479 50,577
722,624
Household Products 0.9%
Colgate-Palmolive Co. ............................................... 3,521 329,918
Kimberly-Clark Corp. ................................................. 866 123,162

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin VolSmart Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Shares
a
Value
a
Common Stocks
(continued)
Household Products (continued)
Procter & Gamble Co. (The) ........................................... 4,667 $ 795,350
1,248,430
Industrial Conglomerates 0.6%
3M Co. ........................................................... 1,054 154,790
Honeywell International, Inc. ........................................... 2,894 612,805
767,595
Insurance 0.9%
Aon plc, A ......................................................... 322 128,507
Axis Capital Holdings Ltd. ............................................. 649 65,056
Cincinnati Financial Corp. ............................................. 342 50,520
Erie Indemnity Co., A ................................................. 837 350,745
Hartford Insurance Group, Inc. (The) ..................................... 958 118,533
Lincoln National Corp. ................................................ 1,644 59,036
Marsh & McLennan Cos., Inc. .......................................... 1,675 408,750
Unum Group ....................................................... 667 54,334
1,235,481
Interactive Media & Services 2.0%
Alphabet, Inc., A .................................................... 5,256 812,788
Alphabet, Inc., C .................................................... 4,371 682,881
Meta Platforms, Inc., A ............................................... 2,141 1,233,987
2,729,656
IT Services 1.4%
Accenture plc, A .................................................... 2,755 859,670
Amdocs Ltd. ....................................................... 610 55,815
Cognizant Technology Solutions Corp., A .................................. 1,822 139,383
a
GoDaddy, Inc., A .................................................... 277 49,899
International Business Machines Corp. ................................... 2,965 737,277
1,842,044
Life Sciences Tools & Services 0.6%
Danaher Corp. ..................................................... 2,239 458,995
a
Medpace Holdings, Inc. ............................................... 168 51,188
a
Waters Corp. ...................................................... 134 49,389
West Pharmaceutical Services, Inc. ...................................... 1,189 266,193
825,765
Machinery 1.4%
Allison Transmission Holdings, Inc. ...................................... 557 53,288
Caterpillar, Inc. ..................................................... 1,829 603,204
Cummins, Inc. ...................................................... 459 143,869
Illinois Tool Works, Inc. ............................................... 496 123,013
PACCAR, Inc. ...................................................... 2,087 203,211
Parker-Hannifin Corp. ................................................ 1,048 637,027
Snap-on, Inc. ...................................................... 147 49,541
1,813,153
Media 0.1%
Fox Corp., A ....................................................... 1,261 71,373
Fox Corp., B ....................................................... 1,362 71,791
Omnicom Group, Inc. ................................................ 542 44,937
188,101

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin VolSmart Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Shares
a
Value
a
Common Stocks
(continued)
Metals & Mining 0.1%
Royal Gold, Inc. .................................................... 370 $ 60,499
Southern Copper Corp. ............................................... 525 49,067
Steel Dynamics, Inc. ................................................. 606 75,798
185,364
Multi-Utilities 0.1%
Public Service Enterprise Group, Inc. .................................... 1,513 124,520
Office REITs 0.1%
Cousins Properties, Inc. .............................................. 1,842 54,339
Highwoods Properties, Inc. ............................................ 1,699 50,359
Kilroy Realty Corp. .................................................. 1,520 49,795
154,493
Oil, Gas & Consumable Fuels 1.2%
APA Corp. ......................................................... 2,007 42,187
Chevron Corp. ..................................................... 3,090 516,926
Civitas Resources, Inc. ............................................... 913 31,855
Devon Energy Corp. ................................................. 1,630 60,962
DT Midstream, Inc. .................................................. 645 62,230
EOG Resources, Inc. ................................................ 2,914 373,691
Exxon Mobil Corp. ................................................... 2,997 356,433
Targa Resources Corp. ............................................... 352 70,565
Texas Pacific Land Corp. .............................................. 68 90,099
Viper Energy, Inc., A ................................................. 1,144 51,652
1,656,600
Passenger Airlines 0.1%
Delta Air Lines, Inc. .................................................. 1,937 84,453
a
United Airlines Holdings, Inc. ........................................... 636 43,916
128,369
Personal Care Products 0.0%
†
a
BellRing Brands, Inc. ................................................. 693 51,601
a
Pharmaceuticals 1.8%
Bristol-Myers Squibb Co. .............................................. 3,860 235,421
Eli Lilly & Co. ...................................................... 763 630,169
Johnson & Johnson ................................................. 9,227 1,530,206
Organon & Co. ..................................................... 3,391 50,492
2,446,288
Professional Services 0.3%
Automatic Data Processing, Inc. ........................................ 667 203,789
a
CACI International, Inc., A ............................................. 111 40,728
Genpact Ltd. ....................................................... 1,329 66,955
Leidos Holdings, Inc. ................................................. 557 75,162
SS&C Technologies Holdings, Inc. ....................................... 697 58,220
444,854
Residential REITs 0.1%
AvalonBay Communities, Inc. .......................................... 349 74,902
Essex Property Trust, Inc. ............................................. 205 62,847
137,749
Retail REITs 0.3%
Agree Realty Corp. .................................................. 709 54,728
NNN REIT, Inc. ..................................................... 1,148 48,962

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin VolSmart Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Shares
a
Value
a
Common Stocks
(continued)
Retail REITs (continued)
Realty Income Corp. ................................................. 2,090 $ 121,241
Simon Property Group, Inc. ............................................ 1,347 223,710
448,641
Semiconductors & Semiconductor Equipment 5.8%
Analog Devices, Inc. ................................................. 3,120 629,210
Applied Materials, Inc. ................................................ 4,172 605,441
Broadcom, Inc. ..................................................... 10,513 1,760,192
NVIDIA Corp. ...................................................... 23,596 2,557,335
QUALCOMM, Inc. ................................................... 3,974 610,446
Skyworks Solutions, Inc. .............................................. 672 43,431
Texas Instruments, Inc. ............................................... 8,350 1,500,495
7,706,550
Software 6.3%
a
DocuSign, Inc., A ................................................... 651 52,991
a
Fair Isaac Corp. .................................................... 68 125,403
a
Fortinet, Inc. ....................................................... 1,284 123,598
a
Guidewire Software, Inc. .............................................. 273 51,149
Microsoft Corp. ..................................................... 14,519 5,450,288
Oracle Corp. ....................................................... 9,264 1,295,200
a
Palantir Technologies, Inc., A ........................................... 3,282 277,001
Pegasystems, Inc. ................................................... 575 39,974
Roper Technologies, Inc. .............................................. 1,748 1,030,586
8,446,190
Specialized REITs 0.3%
Gaming and Leisure Properties, Inc. ..................................... 1,044 53,139
Iron Mountain, Inc. .................................................. 945 81,308
a
Millrose Properties, Inc., A ............................................. 654 17,337
Public Storage ..................................................... 578 172,990
VICI Properties, Inc., A ............................................... 2,682 87,487
412,261
Specialty Retail 2.4%
Best Buy Co., Inc. ................................................... 735 54,103
Dick's Sporting Goods, Inc. ............................................ 266 53,615
Home Depot, Inc. (The) ............................................... 1,787 654,918
Lowe's Cos., Inc. .................................................... 3,728 869,482
Murphy USA, Inc. ................................................... 103 48,391
a
O'Reilly Automotive, Inc. .............................................. 96 137,528
Ross Stores, Inc. ................................................... 3,698 472,567
TJX Cos., Inc. (The) ................................................. 4,298 523,496
Tractor Supply Co. .................................................. 4,192 230,979
Williams-Sonoma, Inc. ............................................... 621 98,180
3,143,259
Technology Hardware, Storage & Peripherals 3.6%
Apple, Inc. ........................................................ 20,321 4,513,904
Hewlett Packard Enterprise Co. ......................................... 4,839 74,666
HP, Inc. ........................................................... 3,962 109,708
NetApp, Inc. ....................................................... 978 85,907
4,784,185
Textiles, Apparel & Luxury Goods 0.2%
Carter's, Inc. ....................................................... 1,049 42,904
NIKE, Inc., B ....................................................... 2,490 158,065

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin VolSmart Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Shares
a
Value
a
Common Stocks
(continued)
Textiles, Apparel & Luxury Goods (continued)
Ralph Lauren Corp., A ................................................ 230 $ 50,770
Tapestry, Inc. ...................................................... 819 57,666
309,405
Tobacco 0.9%
Altria Group, Inc. .................................................... 8,300 498,166
Philip Morris International, Inc. ......................................... 4,619 733,174
1,231,340
Trading Companies & Distributors 0.8%
Fastenal Co. ....................................................... 2,421 187,749
United Rentals, Inc. .................................................. 242 151,661
WW Grainger, Inc. ................................................... 735 726,055
1,065,465
Wireless Telecommunication Services 0.3%
T-Mobile US, Inc. ................................................... 1,519 405,132
Total Common Stocks (Cost $48,019,525) ......................................
84,343,960
a
Investments In Underlying Funds and Exchange Traded Funds
34.4%
Domestic Fixed Income 26.0%
b
Franklin U.S. Core Bond ETF .......................................... 1,084,725 23,316,164
b
Putnam Core Bond Fund, Class R6 ...................................... 1,398,586 11,496,376
34,812,540
Domestic Hybrid 8.4%
b
Franklin Income VIP Fund, Class 1 ...................................... 726,614 11,240,721
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$50,348,348) ................................................................
46,053,261
Total Long Term Investments (Cost $98,367,873) ................................
130,397,221
a
a a a a
Short Term Investments 2.7%
a
Money Market Funds 2.7%
b,c
Institutional Fiduciary Trust - Money Market Portfolio, 4.052% .................. 3,666,463 3,666,463
Total Money Market Funds (Cost $3,666,463) ...................................
3,666,463
Total Short Term Investments (Cost $3,666,463) .................................
3,666,463
a
Total Investments (Cost $102,034,336) 100.0% ..................................
$134,063,684
Other Assets, less Liabilities 0.0%
†
............................................
17,382
Net Assets 100.0% ...........................................................
$134,081,066
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
See Note 5 regarding investments in FT Underlying Funds.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin VolSmart Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

At March 31, 2025, the Fund had the following total return swap contracts outstanding.
See Abbreviations on page 160 .
Total Return Swap Contracts
Underlying Instruments
Financing
Rate
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Value *
Value/
Unrealized
Appreciation
(Depreciation)
OTC Swap Contracts
Long
(a)
Dynamic VIX Backwardation (BEFSDVB1 Index) .. — Monthly BZWS 5/23/25 4,000,000 $ (54,126)
Total Return Swap Contracts .................................................................... $(54,126)
*
In U.S. dollars unless otherwise indicated.
(a)
The Fund receives the total return on the underlying instrument.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), March 31, 2025
Templeton Developing Markets VIP Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a Industry Shares a Value
a
Common Stocks 92.8%
Brazil 2.8%
Hypera SA ..................... Pharmaceuticals 328,354 $ 1,114,566
a
Oncoclinicas do Brasil Servicos Medicos
SA .......................... Health Care Providers & Services 875,989 931,797
TOTVS SA ..................... Software 239,337 1,399,588
Vale SA ........................ Metals & Mining 272,323 2,705,835
XP, Inc. , A ...................... Capital Markets 95,764 1,316,755
7,468,541
Cambodia 0.2%
a
NagaCorp Ltd. .................. Hotels, Restaurants & Leisure 1,089,238 477,538
Chile 1.0%
Banco Santander Chile , ADR ....... Banks 113,339 2,584,129
China 25.6%
Alibaba Group Holding Ltd. ......... Broadline Retail 732,969 12,127,692
Alibaba Group Holding Ltd. , ADR .... Broadline Retail 1,110 146,775
a
Baidu, Inc. , A .................... Interactive Media & Services 272,655 3,147,026
Beijing Oriental Yuhong Waterproof
Technology Co. Ltd. , A ........... Construction Materials 257,247 483,730
b,c
Budweiser Brewing Co. APAC Ltd. ,
144A , Reg S .................. Beverages 3,440,558 4,146,710
China Merchants Bank Co. Ltd. , A .... Banks 858,415 5,127,312
China Resources Building Materials
Technology Holdings Ltd. ......... Construction Materials 182,484 40,634
COSCO SHIPPING Ports Ltd. ....... Transportation Infrastructure 1,423,706 857,647
a,b
Daqo New Energy Corp. , ADR ...... Semiconductors & Semiconductor Equipment 53,817 974,626
c
Greentown Service Group Co. Ltd. , Reg
S ........................... Real Estate Management & Development 529,539 290,082
Haier Smart Home Co. Ltd. , D ....... Household Durables 836,125 1,680,726
Health & Happiness H&H International
Holdings Ltd. .................. Food Products 568,057 680,323
JD.com, Inc. , A .................. Broadline Retail 52,927 1,088,790
a,c
Kuaishou Technology , 144A , Reg S ... Interactive Media & Services 392,028 2,749,121
NetEase, Inc. ................... Entertainment 120,813 2,481,815
Ping An Insurance Group Co. of China
Ltd. , H ....................... Insurance 501,906 2,995,853
Prosus NV ..................... Broadline Retail 272,610 12,665,231
Tencent Holdings Ltd. ............. Interactive Media & Services 139,765 8,930,418
Uni-President China Holdings Ltd. .... Food Products 1,772,259 2,039,988
Weichai Power Co. Ltd. , H ......... Machinery 1,074,149 2,262,317
Weifu High-Technology Group Co. Ltd. ,
B ........................... Automobile Components 306,139 548,715
a,c
Wuxi Biologics Cayman, Inc. , 144A , Reg
S ........................... Life Sciences Tools & Services 720,132 2,518,618
67,984,149
Hong Kong 1.8%
Techtronic Industries Co. Ltd. ....... Machinery 400,911 4,804,628
Hungary 1.2%
Richter Gedeon Nyrt. ............. Pharmaceuticals 113,238 3,119,056
India 12.9%
ACC Ltd. ....................... Construction Materials 52,622 1,191,111
Bajaj Holdings & Investment Ltd. ..... Financial Services 10,427 1,517,002
Brigade Enterprises Ltd. ........... Real Estate Management & Development 69,433 787,514
Federal Bank Ltd. ................ Banks 927,139 2,081,555
HDFC Bank Ltd. ................. Banks 360,872 7,692,425
ICICI Bank Ltd. .................. Banks 883,124 13,880,962

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Developing Markets VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a Industry Shares a Value
a
Common Stocks
(continued)
India (continued)
Infosys Ltd. ..................... IT Services 130,468 $ 2,390,638
d
Natco Pharma Ltd. ............... Pharmaceuticals 19,863 184,613
a
Niva Bupa Health Insurance Co. Ltd. .. Insurance 680,077 616,848
a,b
ReNew Energy Global plc , A ........ Independent Power and Renewable Electricity
Producers 276,925 1,631,088
a
Zomato Ltd. .................... Hotels, Restaurants & Leisure 976,555 2,294,016
34,267,772
Indonesia 0.6%
Astra International Tbk. PT ......... Industrial Conglomerates 5,100,168 1,509,393
Italy 0.1%
a,b,c
Wizz Air Holdings plc , 144A , Reg S ... Passenger Airlines 14,268 275,325
Mexico 2.1%
Grupo Financiero Banorte SAB de CV ,
O ........................... Banks 789,165 5,473,194
a,c
Nemak SAB de CV , 144A , Reg S .... Automobile Components 1,720,797 225,353
5,698,547
Peru 0.5%
Intercorp Financial Services, Inc. ..... Banks 39,413 1,305,753
Philippines 0.4%
BDO Unibank, Inc. ............... Banks 454,356 1,217,174
Russia 0.0%
e
LUKOIL PJSC ................... Oil, Gas & Consumable Fuels 85,254 —
e
Sberbank of Russia PJSC .......... Banks 1,061,956 —
—
South Africa 2.3%
b
Discovery Ltd. ................... Insurance 374,349 4,073,228
Netcare Ltd. .................... Health Care Providers & Services 2,717,289 1,951,824
6,025,052
South Korea 16.7%
a,c
Delivery Hero SE , 144A , Reg S ...... Hotels, Restaurants & Leisure 123,190 2,953,804
Doosan Bobcat, Inc. .............. Machinery 81,306 2,776,335
Fila Holdings Corp. ............... Textiles, Apparel & Luxury Goods 49,892 1,290,655
Hyundai Motor Co. ............... Automobiles 20,219 2,730,979
KT Skylife Co. Ltd. ............... Media 92,351 283,311
LG Corp. ....................... Industrial Conglomerates 81,614 3,599,554
a
LigaChem Biosciences, Inc. ........ Life Sciences Tools & Services 7,220 470,408
NAVER Corp. ................... Interactive Media & Services 35,729 4,669,200
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 256,549 10,171,007
Samsung Life Insurance Co. Ltd. ..... Insurance 73,067 4,130,492
Samsung SDI Co. Ltd. ............ Electronic Equipment, Instruments &
Components 11,070 1,430,610
SK Hynix, Inc. ................... Semiconductors & Semiconductor Equipment 67,514 9,000,024
Soulbrain Co. Ltd. ................ Chemicals 5,705 739,298
44,245,677
Taiwan 17.1%
Hon Hai Precision Industry Co. Ltd. ... Electronic Equipment, Instruments &
Components 1,106,499 4,991,185
Lite-On Technology Corp. .......... Technology Hardware, Storage & Peripherals 242,028 672,181
MediaTek, Inc. .................. Semiconductors & Semiconductor Equipment 181,729 7,832,602
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 1,105,116 31,123,371

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Developing Markets VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a Industry Shares a Value
a
Common Stocks
(continued)
Taiwan (continued)
Yageo Corp. .................... Electronic Equipment, Instruments &
Components 60,643 $ 893,181
45,512,520
Thailand 3.2%
Kasikornbank PCL ............... Banks 932,771 4,456,728
Kiatnakin Phatra Bank PCL ......... Banks 549,194 885,053
Minor International PCL ............ Hotels, Restaurants & Leisure 2,131,996 1,662,558
Star Petroleum Refining PCL ........ Oil, Gas & Consumable Fuels 3,332,420 532,962
Thai Beverage PCL ............... Beverages 2,310,605 877,086
8,414,387
United Arab Emirates 0.7%
Emirates Central Cooling Systems Corp. Water Utilities 2,969,137 1,309,557
Spinneys 1961 Holding plc ......... Consumer Staples Distribution & Retail 1,594,627 668,588
1,978,145
United States 3.6%
Cognizant Technology Solutions Corp. ,
A ........................... IT Services 54,281 4,152,497
Genpact Ltd. .................... Professional Services 105,150 5,297,457
9,449,954
Total Common Stocks (Cost $ 184,087,925 ) .....................................
246,337,740
a
Preferred Stocks 5.7%
Brazil 5.7%
Banco Bradesco SA , ADR .......... Banks 1,593,360 3,553,193
b,f
Itau Unibanco Holding SA , ADR , 4.04 % Banks 884,508 4,864,794
f
Petroleo Brasileiro SA , 12% ........ Oil, Gas & Consumable Fuels 1,021,528 6,652,118
15,070,105
Total Preferred Stocks (Cost $ 16,134,351 ) ......................................
15,070,105
a a a a a
Escrows and Litigation Trusts 0.0%
a,e
Hemisphere Properties India Ltd.,
Escrow Account ................ 82,304 —
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
—
Total Long Term Investments (Cost $ 200,222,276 ) ...............................
261,407,845

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Developing Markets VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See A bbreviations on page 160 .
Short Term Investments 2.2%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 2.2%
United States 2.2%
g,h
Institutional Fiduciary Trust - Money
Market Portfolio , 4.052% ......... 5,797,216 $ 5,797,216
Total Money Market Funds (Cost $ 5,797,216 ) ...................................
5,797,216
a a a a a
Total Short Term Investments (Cost $ 5,797,216 ) .................................
5,797,216
a a a
Total Investments (Cost $ 206,019,492 ) 100.7% ..................................
$267,205,061
Other Assets, less Liabilities (0.7) % ...........................................
(1,763,717)
Net Assets 100.0% ...........................................................
$265,441,344
a a a
a
Non-income producing.
b
A portion or all of the security is on loan at March 31, 2025.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2025, the aggregate value of these securities was $13,159,013, representing 5.0% of net assets.
d
A portion or all of the security purchased on a delayed delivery basis.
e
Fair valued using significant unobservable inputs. See Note 7 regarding fair value measurements.
f
Variable rate security. The rate shown represents the yield at period end.
g
See Note 6 regarding investments in affiliated management investment companies.
h
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), March 31, 2025
Templeton Foreign VIP Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 95.0%
Aerospace & Defense 2.2%
Dassault Aviation SA ................................. France 57,532 $ 18,969,794
Automobile Components 2.9%
Continental AG ..................................... Germany 250,136 17,639,548
Forvia SE ......................................... France 817,984 6,712,362
24,351,910
Banks 16.2%
HDFC Bank Ltd. .................................... India 869,949 18,544,019
ING Groep NV ..................................... Netherlands 1,335,800 26,170,066
Lloyds Banking Group plc ............................. United Kingdom 24,228,567 22,724,378
Shinhan Financial Group Co. Ltd. ....................... South Korea 392,131 12,549,311
Standard Chartered plc ............................... United Kingdom 1,852,786 27,494,185
Sumitomo Mitsui Financial Group, Inc. .................... Japan 1,124,000 28,903,222
136,385,181
Broadline Retail 7.3%
Alibaba Group Holding Ltd. ............................ China 1,956,500 32,372,214
Prosus NV ........................................ China 616,743 28,653,361
61,025,575
Chemicals 2.1%
a
Albemarle Corp. .................................... United States 101,297 7,295,410
LG Chem Ltd. ...................................... South Korea 60,012 10,091,881
17,387,291
Commercial Services & Supplies 2.5%
Securitas AB , B ..................................... Sweden 1,517,541 21,474,674
Construction Materials 2.2%
CRH plc .......................................... United States 209,788 18,386,380
Consumer Staples Distribution & Retail 2.0%
Carrefour SA ....................................... France 1,156,376 16,538,383
Containers & Packaging 2.6%
Smurfit WestRock plc ................................ United States 484,636 21,753,386
Energy Equipment & Services 1.1%
SBM Offshore NV ................................... Netherlands 426,048 9,078,598
Household Durables 4.4%
Barratt Redrow plc .................................. United Kingdom 3,294,853 18,124,497
Persimmon plc ..................................... United Kingdom 1,238,531 19,156,388
37,280,885
Independent Power and Renewable Electricity Producers 2.7%
b,c
Orsted A/S , 144A , Reg S .............................. Denmark 514,031 22,448,308
Insurance 7.3%
AIA Group Ltd. ..................................... Hong Kong 1,779,800 13,472,861
Prudential plc ...................................... Hong Kong 2,020,195 21,799,977
Swiss Re AG ....................................... United States 152,501 25,952,448
61,225,286
Machinery 3.8%
a
CNH Industrial NV ................................... United States 2,573,582 31,603,587
Media 1.3%
TBS Holdings, Inc. .................................. Japan 371,900 10,727,077

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Foreign VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 160 .
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Metals & Mining 2.3%
Antofagasta plc ..................................... Chile 888,707 $ 19,348,529
Oil, Gas & Consumable Fuels 10.2%
BP plc ............................................ United States 6,387,961 35,845,755
Galp Energia SGPS SA , B ............................ Portugal 876,713 15,360,013
Shell plc .......................................... United States 949,294 34,554,613
85,760,381
Pharmaceuticals 3.4%
AstraZeneca plc .................................... United Kingdom 197,598 29,016,247
Professional Services 2.4%
a
Adecco Group AG ................................... Switzerland 678,141 20,392,164
Semiconductors & Semiconductor Equipment 9.2%
Infineon Technologies AG ............................. Germany 689,424 22,981,882
NXP Semiconductors NV ............................. China 63,487 12,066,339
STMicroelectronics NV ............................... Singapore 604,282 13,250,421
Taiwan Semiconductor Manufacturing Co. Ltd. ............. Taiwan 1,032,000 29,064,206
77,362,848
Specialty Retail 1.4%
JD Sports Fashion plc ................................ United Kingdom 13,537,102 11,969,987
Technology Hardware, Storage & Peripherals 3.9%
Samsung Electronics Co. Ltd. .......................... South Korea 825,657 32,733,563
Textiles, Apparel & Luxury Goods 1.6%
Kering SA ......................................... France 65,920 13,714,015
Total Common Stocks (Cost $ 651,262,003 ) ...................................
798,934,049
Convertible Preferred Stocks 0.4%
Chemicals 0.4%
Albemarle Corp. , 7.25% .............................. United States 100,000 3,565,000
Total Convertible Preferred Stocks (Cost $ 5,000,000 ) ..........................
3,565,000
Total Long Term Investments (Cost $ 656,262,003 ) .............................
802,499,049
a
Short Term Investments 3.4%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 3.4%
d,e
Institutional Fiduciary Trust - Money Market Portfolio , 4.052% .. United States 28,490,573 28,490,573
Total Money Market Funds (Cost $ 28,490,573 ) ................................
28,490,573
Total Short Term Investments (Cost $ 28,490,573 ) ..............................
28,490,573
a
Total Investments (Cost $ 684,752,576 ) 98.8% .................................
$830,989,622
Other Assets, less Liabilities 1.2% ...........................................
9,788,365
Net Assets 100.0% .........................................................
$840,777,987
a a a

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Foreign VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a
A portion or all of the security is on loan at March 31, 2025.
b
Non-income producing.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2025, the value of this security was
$22,448,308, representing 2.7% of net assets.
d
See Note 6 regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), March 31, 2025
Templeton Global Bond VIP Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 68.6%
Australia 6.9%
New South Wales Treasury Corp. ,
Senior Bond, 2%, 3/08/33 ........ 7,096,000 AUD $ 3,621,417
a
Senior Bond, Reg S, 1.75%, 3/20/34 43,382,000 AUD 20,812,941
Queensland Treasury Corp. ,
Senior Bond, 2%, 8/22/33 ........ 23,430,000 AUD 11,719,362
a
Senior Bond, 144A, Reg S, 1.75%,
7/20/34 ...................... 52,103,000 AUD 24,580,528
Treasury Corp. of Victoria ,
Senior Bond, 2.25%, 11/20/34 ..... 37,794,000 AUD 18,451,326
Senior Bond, 2%, 11/20/37 ........ 41,521,000 AUD 17,763,350
96,948,924
Brazil 10.2%
Brazil Notas do Tesouro Nacional ,
10%, 1/01/27 .................. 212,680,000 BRL 34,705,866
10%, 1/01/31 .................. 435,778,000 BRL 62,928,346
10%, 1/01/33 .................. 130,494,000 BRL 18,061,443
F, 10%, 1/01/29 ................ 182,536,000 BRL 27,955,522
143,651,177
Colombia 6.5%
Colombia Government Bond, Senior
Bond, 9.85%, 6/28/27 ............ 576,000,000 COP 135,446
Colombia Titulos de Tesoreria ,
B, 7.5%, 8/26/26 ............... 62,065,600,000 COP 14,473,938
B, 6%, 4/28/28 ................. 28,988,600,000 COP 6,161,916
B, 7.75%, 9/18/30 .............. 37,868,000,000 COP 7,778,895
B, 7%, 3/26/31 ................. 17,210,500,000 COP 3,317,663
B, 7%, 6/30/32 ................. 24,227,000,000 COP 4,461,059
B, 13.25%, 2/09/33 ............. 95,554,000,000 COP 24,162,412
B, 7.25%, 10/18/34 ............. 53,738,000,000 COP 9,348,690
B, 6.25%, 7/09/36 .............. 10,374,000,000 COP 1,561,293
B, 9.25%, 5/28/42 .............. 105,197,500,000 COP 19,094,952
90,496,264
Egypt 2.1%
a
Egypt Government Bond ,
Senior Bond, 144A, 8.5%, 1/31/47 .. 16,780,000 12,749,796
Senior Bond, 144A, 8.7%, 3/01/49 .. 5,020,000 3,853,786
Senior Bond, 144A, 8.875%, 5/29/50 11,120,000 8,647,941
Senior Bond, 144A, 8.75%, 9/30/51 . 4,820,000 3,703,170
28,954,693
Ghana 0.6%
b
Ghana Government Bond ,
PIK, 8.35%, 2/16/27 ............. 25,388,735 GHS 1,316,323
PIK, 8.5%, 2/15/28 .............. 25,463,729 GHS 1,179,114
PIK, 8.65%, 2/13/29 ............. 25,144,673 GHS 1,048,126
PIK, 8.8%, 2/12/30 .............. 25,218,838 GHS 980,471
PIK, 8.95%, 2/11/31 ............. 23,099,657 GHS 833,468
PIK, 9.1%, 2/10/32 .............. 19,152,022 GHS 656,822
PIK, 9.25%, 2/08/33 ............. 15,613,261 GHS 507,779
PIK, 9.4%, 2/07/34 .............. 12,847,928 GHS 404,886
PIK, 9.55%, 2/06/35 ............. 12,039,324 GHS 370,867
PIK, 9.7%, 2/05/36 .............. 14,831,275 GHS 440,625

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Global Bond VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Ghana (continued)
b
Ghana Government Bond, (continued)
PIK, 9.85%, 2/03/37 ............. 8,413,209 GHS $ 247,587
PIK, 10%, 2/02/38 .............. 12,184,536 GHS 356,894
8,342,962
Hungary 0.2%
a
Hungary Government Bond ,
Senior Bond, Reg S, 1.75%, 6/05/35 2,529,000 EUR 2,082,404
Senior Bond, Reg S, 1.5%, 11/17/50 1,755,000 EUR 996,711
3,079,115
India 8.8%
India Government Bond ,
Senior Bond, 5.77%, 8/03/30 ...... 526,000,000 INR 5,966,528
Senior Bond, 7.26%, 8/22/32 ...... 1,877,900,000 INR 22,942,404
Senior Bond, 7.18%, 8/14/33 ...... 3,641,200,000 INR 44,141,817
Senior Bond, 7.1%, 4/08/34 ....... 552,840,000 INR 6,676,582
Senior Bond, 6.79%, 10/07/34 ..... 1,290,600,000 INR 15,379,092
Senior Note, 7.1%, 4/18/29 ....... 2,390,000,000 INR 28,583,293
123,689,716
Malaysia 8.6%
Malaysia Government Bond ,
3.955%, 9/15/25 ................ 8,790,000 MYR 1,987,367
3.9%, 11/30/26 ................. 68,750,000 MYR 15,636,906
3.892%, 3/15/27 ................ 5,820,000 MYR 1,324,518
3.502%, 5/31/27 ................ 56,390,000 MYR 12,737,905
3.899%, 11/16/27 ............... 209,830,000 MYR 47,826,988
3.733%, 6/15/28 ................ 15,880,000 MYR 3,603,166
3.885%, 8/15/29 ................ 41,250,000 MYR 9,414,937
4.498%, 4/15/30 ................ 39,053,000 MYR 9,159,831
3.582%, 7/15/32 ................ 82,656,000 MYR 18,469,118
120,160,736
Mexico 4.1%
Mexican Bonos, M, 10%, 11/20/36 .... 39,180,000 MXN 2,007,174
Mexican Bonos Desarr Fixed Rate ,
M, 8.5%, 3/01/29 ............... 53,130,000 MXN 2,565,594
M, 8.5%, 2/28/30 ............... 238,510,000 MXN 11,444,666
M, 7.75%, 5/29/31 .............. 89,340,000 MXN 4,111,057
M, 7.5%, 5/26/33 ............... 598,260,000 MXN 26,363,841
M, Senior Bond, 8.5%, 5/31/29 ..... 192,440,000 MXN 9,299,493
M, Senior Bond, 8.5%, 11/18/38 .... 37,560,000 MXN 1,680,578
57,472,403
Norway 5.1%
a
Norway Government Bond ,
Senior Bond, 144A, Reg S, 1.5%,
2/19/26 ...................... 680,209,000 NOK 63,176,608
Senior Bond, 144A, Reg S, 1.75%,
2/17/27 ...................... 85,989,000 NOK 7,869,826
71,046,434

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Global Bond VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Panama 4.5%
Panama Government Bond ,
Senior Bond, 3.16%, 1/23/30 ...... 1,922,000 $ 1,680,773
Senior Bond, 2.252%, 9/29/32 ..... 7,860,000 5,748,769
Senior Bond, 3.298%, 1/19/33 ..... 800,000 624,280
Senior Bond, 6.4%, 2/14/35 ....... 29,180,000 27,449,626
Senior Bond, 6.7%, 1/26/36 ....... 880,000 844,668
Senior Bond, 8%, 3/01/38 ........ 25,610,000 26,442,325
62,790,441
Serbia 0.4%
Serbia Treasury Bonds, 4.5%, 8/20/32 . 624,310,000 RSD 5,633,912
South Africa 6.0%
South Africa Government Bond ,
Senior Bond, 8.875%, 2/28/35 ..... 332,190,000 ZAR 16,222,458
Senior Bond, 8.5%, 1/31/37 ....... 827,420,000 ZAR 37,531,744
Senior Bond, 9%, 1/31/40 ........ 612,520,000 ZAR 27,614,308
Senior Bond, 8.75%, 1/31/44 ...... 60,790,000 ZAR 2,601,635
83,970,145
South Korea 2.0%
Korea Treasury Bonds ,
3.25%, 3/10/28 ................ 3,309,000,000 KRW 2,288,587
3.5%, 9/10/28 ................. 37,862,910,000 KRW 26,454,369
28,742,956
Uruguay 2.6%
c
Uruguay Government Bond, Index
Linked, Senior Bond, 3.875%, 7/02/40 1,424,190,819 UYU 36,164,883
Total Foreign Government and Agency Securities (Cost $1,023,999,674) ...........
961,144,761
U.S. Government and Agency Securities 17.8%
United States 17.8%
U.S. Treasury Bonds,
3.375%, 8/15/42 ................ 27,930,000 23,954,339
3.125%, 2/15/43 ................ 16,230,000 13,326,669
3.625%, 8/15/43 ................ 56,190,000 49,412,081
3.75%, 11/15/43 ................ 14,300,000 12,771,687
U.S. Treasury Notes ,
3.5%, 2/15/33 ................. 117,400,000 112,470,117
4.25%, 11/15/34 ................ 36,941,100 37,056,541
248,991,434
Total U.S. Government and Agency Securities (Cost $260,087,598) ................
248,991,434
Total Long Term Investments (Cost $1,284,087,272) .............................
1,210,136,195

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Global Bond VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a aa a a
Options Purchased 0.3%
Calls - Over-the-Counter
Currency Options
Foreign Exchange USD/JPY,
Counterparty MSCO, April Strike Price
159.00 JPY, Expires 4/14/25 ...... 1 129,100,000 $ 1,761
1,761
Puts - Over-the-Counter
Currency Options
Foreign Exchange USD/JPY,
Counterparty MSCO, September
Strike Price 128.00 JPY, Expires
9/11/25 ...................... 1 129,100,000 274,346
Foreign Exchange USD/JPY,
Counterparty MSCO, April Strike Price
138.85 JPY, Expires 4/24/25 ...... 1 81,847,000 25,735
Foreign Exchange USD/JPY,
Counterparty MSCO, June Strike
Price 144.30 JPY, Expires 6/11/25 .. 1 258,200,000 2,119,673
Foreign Exchange USD/JPY,
Counterparty MSCO, April Strike Price
145.60 JPY, Expires 4/24/25 ...... 1 409,236,000 1,287,892
3,707,646
Total Options Purchased (Cost $10,716,873) ....................................
3,709,407
Short Term Investments 11.6%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 11.6%
United States 11.6%
d,e
Institutional Fiduciary Trust - Money
Market Portfolio, 4.052% ......... 162,037,170 162,037,170
Total Money Market Funds (Cost $162,037,170) .................................
162,037,170
a a a a a
Total Short Term Investments (Cost $162,037,170 ) ...............................
162,037,170
a a a
Total Investments (Cost $1,456,841,315) 98.3% ..................................
$1,375,882,772
Options Written (0.1)% .......................................................
(1,686,718)
Other Assets, less Liabilities 1.8% .............................................
26,392,350
Net Assets 100.0% ...........................................................
$1,400,588,404
a a a
a
Number of
Contracts
Notional
Amount
#
Options Written (0.1)%
a
Calls - Over-the-Counter
a
Currency Options
Foreign Exchange USD/JPY,
Counterparty MSCO, April Strike Price
150.00 JPY, Expires 4/14/25 ...... 1 96,825,000 (745,576)

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Global Bond VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a a a
Options Written
(continued)
a
Calls - Over-the-Counter (continued)
a
Currency Options (continued)
Foreign Exchange USD/JPY,
Counterparty MSCO, April Strike Price
159.30 JPY, Expires 4/14/25 ...... 1 64,588,000 $ (692)
(746,268)
Puts - Over-the-Counter
Currency Options
Foreign Exchange USD/JPY,
Counterparty MSCO, June Strike
Price 135.30 JPY, Expires 6/11/25 .. 1 387,300,000 (551,340)
Foreign Exchange USD/JPY,
Counterparty MSCO, April Strike Price
141.55 JPY, Expires 4/24/25 ...... 1 491,083,000 (389,110)
(940,450)
Total Options Written (Premiums received $9,363,016) ...........................
$ (1,686,718)
#
Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2025, the aggregate value of these securities was $148,473,711, representing 10.6% of net assets.
b
Income may be received in additional securities and/or cash.
c
Principal amount of security, redemption price at maturity, and/or coupon payments are adjusted for inflation.
d
See Note 6 regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Global Bond VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

At March 31, 2025, the Fund had the following forward exchange contracts outstanding.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
South Korean Won .. JPHQ Buy 5,342,000,000 3,681,929 4/14/25 $ — $ (55,587)
Indian Rupee ...... JPHQ Buy 1,431,342,200 16,505,330 4/15/25 223,661 —
Indian Rupee ...... JPHQ Sell 1,431,342,200 16,632,877 4/15/25 — (96,114)
Japanese Yen ...... MSCO Buy 4,278,392,000 27,713,921 4/16/25 855,170 —
New Zealand Dollar . BOFA Buy 10,600,000 5,943,155 4/16/25 77,003 —
New Zealand Dollar . BOFA Sell 10,600,000 5,998,794 4/16/25 — (21,364)
New Zealand Dollar . CITI Buy 12,470,000 6,992,989 4/16/25 89,216 —
New Zealand Dollar . CITI Sell 12,470,000 7,055,526 4/16/25 — (26,679)
New Zealand Dollar . JPHQ Buy 47,380,000 26,546,066 4/16/25 362,906 —
New Zealand Dollar . JPHQ Sell 47,380,000 26,799,960 4/16/25 — (109,012)
Indian Rupee ...... HSBK Buy 241,380,400 2,764,795 4/17/25 55,868 —
Indian Rupee ...... HSBK Sell 241,380,400 2,804,775 4/17/25 — (15,888)
Serbian Dinar ...... DBAB Buy 337,808,788 2,966,610 4/22/25 150,253 —
Indian Rupee ...... HSBK Buy 242,055,750 2,781,690 4/29/25 43,848 —
Indian Rupee ...... HSBK Sell 242,055,750 2,811,496 4/29/25 — (14,042)
Serbian Dinar ...... DBAB Buy 793,386,000 7,068,153 4/30/25 252,024 —
Serbian Dinar ...... DBAB Buy 1,188,227,000 10,405,227 5/05/25 557,980 —
Chinese Yuan ...... DBAB Sell 250,714,186 34,882,119 5/20/25 256,348 —
Chinese Yuan ...... CITI Sell 137,671,876 19,169,484 5/22/25 153,412 —
Mexican Peso ...... BNDP Buy 393,038,660 19,035,193 5/27/25 26,617 —
Mexican Peso ...... HSBK Buy 823,179,263 39,897,214 5/27/25 25,796 —
Mexican Peso ...... BNDP Buy 142,834,437 6,934,586 6/10/25 — (19,897)
Mexican Peso ...... HSBK Buy 145,436,000 7,061,714 6/10/25 — (21,082)
Japanese Yen ...... MSCO Buy 5,056,470,000 32,959,639 6/13/25 1,028,395 —
Chinese Yuan ...... HSBK Sell 232,298,171 32,248,563 6/18/25 106,457 —
Indian Rupee ...... CITI Buy 590,870,000 6,717,103 6/18/25 156,454 —
Indian Rupee ...... CITI Sell 590,870,000 6,830,393 6/18/25 — (43,164)
Indian Rupee ...... JPHQ Buy 266,347,200 3,028,221 6/18/25 70,181 —
Indian Rupee ...... JPHQ Sell 266,347,200 3,083,614 6/18/25 — (14,788)
Australian Dollar .... HSBK Buy 71,050,000 44,759,276 6/25/25 — (332,308)
Chinese Yuan ...... HSBK Sell 478,930,000 66,088,207 6/27/25 — (217,876)
Chinese Yuan ...... MSCO Sell 517,170,000 71,371,398 6/27/25 — (228,871)
Euro ............. JPHQ Buy 32,436,076 34,691,852 6/27/25 638,772 (85,351)
Euro ............. JPHQ Sell 62,070,000 65,153,638 6/27/25 — (2,292,076)
Euro ............. BNDP Sell 19,655,000 20,246,419 7/15/25 — (1,132,882)
Euro ............. BOFA Sell 17,697,861 18,245,167 7/15/25 — (1,005,298)
Euro ............. BZWS Sell 20,698,139 21,419,676 7/16/25 — (1,095,559)
Euro ............. JPHQ Sell 20,699,000 21,399,454 7/16/25 — (1,116,718)
Japanese Yen ...... BNDP Buy 14,877,674,660 96,403,701 7/16/25 3,953,282 —
Japanese Yen ...... BNDP Sell 4,887,700,000 33,485,654 7/16/25 515,796 —
Japanese Yen ...... DBAB Buy 2,720,492,240 17,753,587 7/17/25 599,332 —
Japanese Yen ...... JPHQ Buy 2,202,609,690 14,740,915 8/13/25 159,968 —
Japanese Yen ...... MSCO Buy 2,196,400,000 14,699,603 8/13/25 159,271 —
South Korean Won .. MSCO Buy 102,473,100,000 71,461,617 8/18/25 — (1,430,885)
Chinese Yuan ...... CITI Sell 138,358,144 19,181,509 8/21/25 — (47,493)
Chinese Yuan ...... DBAB Sell 138,253,191 19,165,630 8/21/25 — (48,785)
Chinese Yuan ...... JPHQ Sell 109,990,533 15,249,353 8/21/25 — (37,121)
Serbian Dinar ...... DBAB Buy 578,763,000 5,341,113 9/10/25 — (8,526)
Indian Rupee ...... HSBK Buy 875,000,000 9,895,056 9/17/25 228,933 —
Indian Rupee ...... HSBK Sell 875,000,000 10,072,174 9/17/25 — (51,815)
Serbian Dinar ...... DBAB Buy 1,486,651,427 13,761,468 9/17/25 — (65,111)
Total Forward Exchange Contracts ................................................... $10,746,943 $(9,634,292)
Net unrealized appreciation (depreciation) ............................................ $1,112,651

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Global Bond VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

At March 31, 2025 , the Fund had the following interest rate swap contracts outstanding.
See Abbreviations on page 160.
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
Interest Rate Swap Contracts
Description
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Fixed 3.285% . Annual
Pay Floating 1-day
SOFR ............ Annual 5/03/33 92,910,000 $ (4,299,656) $ — $ (4,299,656)
Total Interest Rate Swap Contracts .................................... $(4,299,656) $ — $(4,299,656)
*
In U.S. dollars unless otherwise indicated.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), March 31, 2025
Templeton Growth VIP Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 96.2%
Aerospace & Defense 9.7%
Airbus SE ......................................... France 48,327 $ 8,509,693
BAE Systems plc ................................... United Kingdom 444,361 8,972,757
a
Rolls-Royce Holdings plc ............................. United Kingdom 1,045,437 10,160,986
Safran SA ......................................... France 21,354 5,622,155
33,265,591
Banks 12.6%
Bank of America Corp. ............................... United States 87,641 3,657,259
HDFC Bank Ltd. .................................... India 186,658 3,978,842
KeyCorp .......................................... United States 343,481 5,492,261
Mizuho Financial Group, Inc. ........................... Japan 207,687 5,699,707
PNC Financial Services Group, Inc. (The) ................. United States 40,244 7,073,688
Royal Bank of Canada ............................... Canada 30,815 3,471,117
Sumitomo Mitsui Financial Group, Inc. .................... Japan 220,833 5,678,635
Wells Fargo & Co. ................................... United States 114,398 8,212,632
43,264,141
Broadline Retail 2.3%
a
Amazon.com, Inc. ................................... United States 34,979 6,655,104
Ryohin Keikaku Co. Ltd. .............................. Japan 46,374 1,266,868
7,921,972
Capital Markets 3.4%
Charles Schwab Corp. (The) ........................... United States 71,853 5,624,653
Intercontinental Exchange, Inc. ......................... United States 34,928 6,025,080
11,649,733
Construction Materials 2.0%
CRH plc .......................................... United States 76,144 6,698,388
Containers & Packaging 1.1%
Crown Holdings, Inc. ................................. United States 42,195 3,766,326
Diversified Telecommunication Services 1.3%
AT&T, Inc. ......................................... United States 161,908 4,578,758
Electrical Equipment 0.7%
Mitsubishi Electric Corp. .............................. Japan 138,200 2,548,724
Electronic Equipment, Instruments & Components 1.0%
Amphenol Corp. , A .................................. United States 52,052 3,414,091
Financial Services 3.2%
Fidelity National Information Services, Inc. ................. United States 49,812 3,719,960
b
Visa, Inc. , A ........................................ United States 20,936 7,337,231
11,057,191
Food Products 1.2%
Danone SA ........................................ France 53,257 4,073,376
Ground Transportation 2.0%
Canadian Pacific Kansas City Ltd. ....................... Canada 47,261 3,316,694
Union Pacific Corp. .................................. United States 14,976 3,537,930
6,854,624
Health Care Equipment & Supplies 1.0%
Medtronic plc ...................................... United States 39,720 3,569,239
Health Care Providers & Services 4.9%
HCA Healthcare, Inc. ................................. United States 17,137 5,921,690

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Growth VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Providers & Services (continued)
UnitedHealth Group, Inc. .............................. United States 20,512 $ 10,743,160
16,664,850
Hotels, Restaurants & Leisure 3.7%
b
Aramark .......................................... United States 157,992 5,453,884
Booking Holdings, Inc. ............................... United States 1,595 7,348,021
12,801,905
Independent Power and Renewable Electricity Producers 0.9%
a,b,c
Orsted A/S , 144A , Reg S .............................. Denmark 68,191 2,977,977
Industrial Conglomerates 3.1%
Honeywell International, Inc. ........................... United States 18,105 3,833,734
Siemens AG ....................................... Germany 28,970 6,690,514
10,524,248
Insurance 1.9%
Swiss Re AG ....................................... United States 37,952 6,458,629
Interactive Media & Services 4.3%
Alphabet, Inc. , A .................................... United States 32,374 5,006,315
Meta Platforms, Inc. , A ............................... United States 5,400 3,112,344
a
Pinterest, Inc. , A .................................... United States 110,837 3,435,947
Tencent Holdings Ltd. ................................ China 50,900 3,252,304
14,806,910
Life Sciences Tools & Services 1.4%
a
ICON plc .......................................... United States 28,082 4,914,069
Machinery 3.2%
b
CNH Industrial NV ................................... United States 682,927 8,386,344
Ebara Corp. ....................................... Japan 47,200 718,411
IHI Corp. .......................................... Japan 24,300 1,695,869
10,800,624
Metals & Mining 2.1%
Freeport-McMoRan, Inc. .............................. United States 187,570 7,101,400
Oil, Gas & Consumable Fuels 4.1%
BP plc ............................................ United States 1,248,352 7,005,071
Reliance Industries Ltd. ............................... India 231,845 3,446,916
Shell plc .......................................... United States 100,966 3,675,196
14,127,183
Personal Care Products 4.2%
Kenvue, Inc. ....................................... United States 325,570 7,807,169
Unilever plc ........................................ United Kingdom 110,357 6,575,283
14,382,452
Pharmaceuticals 3.3%
AstraZeneca plc .................................... United Kingdom 50,921 7,477,486
Eli Lilly & Co. ...................................... United States 4,640 3,832,223
11,309,709
Semiconductors & Semiconductor Equipment 7.2%
Infineon Technologies AG ............................. Germany 186,218 6,207,559
NVIDIA Corp. ...................................... United States 95,755 10,377,927
Taiwan Semiconductor Manufacturing Co. Ltd. , ADR ......... Taiwan 49,284 8,181,144
24,766,630

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Growth VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 160 .
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software 7.5%
a
Autodesk, Inc. ...................................... United States 13,237 $ 3,465,447
Microsoft Corp. ..................................... United States 39,467 14,815,517
SAP SE .......................................... Germany 27,160 7,277,513
25,558,477
Technology Hardware, Storage & Peripherals 1.6%
Apple, Inc. ........................................ United States 24,964 5,545,253
Textiles, Apparel & Luxury Goods 1.3%
NIKE, Inc. , B ....................................... United States 70,843 4,497,114
Total Common Stocks (Cost $ 281,321,762 ) ...................................
329,899,584
Short Term Investments 3.9%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Time Deposits 3.9%
National Bank of Canada , 4.33% , 4/01/25 ................. Canada 13,300,000 13,300,000
Total Time Deposits (Cost $ 13,300,000 ) ......................................
13,300,000
Total Short Term Investments (Cost $ 13,300,000 ) ..............................
13,300,000
a
Total Investments (Cost $ 294,621,762 ) 100.1% ................................
$343,199,584
Other Assets, less Liabilities (0.1) % .........................................
(219,901)
Net Assets 100.0% .........................................................
$342,979,683
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
A portion or all of the security is on loan at March 31, 2025.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2025, the value of this security was
$2,977,977, representing 0.9% of net assets.

Franklin Templeton Variable Insurance Products Trust

Quarterly Schedules of Investments
Notes to Schedules of Investments (unaudited)
1. Organization
Franklin Templeton Variable Insurance Products Trust (Trust) is registered under the Investment Company Act of 1940 (1940
Act) as an open-end management investment company, consisting of eighteen separate funds (Funds). The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic
946, Financial Services – Investment Companies (ASC 946) and apply the specialized accounting and reporting guidance in
U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. Shares of the Funds are generally sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts.
The accounting policies of the Underlying Funds are outlined in their respective shareholder reports. A copy of the Underlying
Funds’ shareholder reports is available on the U.S. Securities and Exchange Commission (SEC) website at sec.gov. The
Underlying Funds’ shareholder reports are not covered by this report.
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Funds' investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Funds' administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities, exchange traded funds, and derivative financial instruments listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements and time deposits are valued at cost, which approximates fair value.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Funds'
portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At March 31, 2025, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Restricted Securities
At March 31, 2025, investments in restricted securities, excluding securities exempt from registration under the Securities Act of 1933, were as follows:
Shares Issuer
Acquisition
Date Cost Value
Franklin Mutual Shares VIP Fund
643,835 Windstream Holdings, Inc. ..................... 9/21/20 - 6/09/23 $ 5,263,806 $ 11,584,253
Total Restricted Securities (Value is 0.6% of Net Assets) ............... $5,263,806 $11,584,253
Shares Issuer
Acquisition
Date Cost Value
Franklin Small-Mid Cap Growth VIP Fund
45,571 Anduril Industries, Inc., F ...................... 7/17/24 $ 990,558 $ 1,863,034
35,200 Benchling, Inc., F ............................ 10/20/21 1,150,910 472,516
25,878 Databricks, Inc., G ........................... 2/01/21 1,529,975 2,316,514
94,539 Fanatics Holdings, Inc. ........................ 8/13/20 - 3/22/21 1,669,739 5,420,707
48,915 Newsela, Inc., D ............................. 1/21/21 1,034,807 882,231
82,367 OneTrust LLC, C ............................ 4/01/21 1,615,242 1,055,111
Total Restricted Securities (Value is 3.1% of Net Assets) ............... $7,991,231 $12,010,113
2. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
4. Unfunded Loan Commitments
Certain or all Funds enter into certain credit agreements, all or a portion of which may be unfunded. The Funds are obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily. Funded portions of credit agreements are presented in the Schedules of Investments.
At March 31, 2025, unfunded commitments were as follows:
5. Investments in FT Underlying Funds
Certain or all Funds invest in FT Underlying Funds which are managed by Franklin Advisers, Inc. (Advisers), an affiliate of FT
Services or an affiliate of Advisers. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the Underlying Fund’s outstanding shares or has the power to exercise control over management or policies of such Underlying Fund. The Funds do not invest in Underlying Funds for the purpose of exercising a controlling influence over the management or policies.
Investments in FT Underlying Funds for the period ended March 31, 2025, were as follows:
Shares Issuer
Acquisition
Date Cost Value
Franklin Strategic Income VIP Fund
14,792,309
a
K2016470219 South Africa Ltd., A ............... 2/08/13 - 2/01/17 $ 114,767 $ —
1,472,041
a
K2016470219 South Africa Ltd., B ............... 2/01/17 1,093 —
Total Restricted Securities (Value is —% of Net Assets) ............... $115,860 $—
a
The Fund also invests in unrestricted securities of the issuer, valued at $1,047 as of March 31, 2025.
Borrower Unfunded Commitment
Franklin Income VIP Fund
Clydesdale Acquisition Holdings, Inc. $ 68,729
$ 68,729
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin VolSmart Allocation VIP Fund
Non-Controlled Affiliates
Franklin Income VIP Fund, Class 1 $ 10,986,407 $ — $ — $ — $ 254,314 $ 11,240,721 726,614 $ —
Franklin U.S. Core Bond ETF ... 22,876,850 — — — 439,314 23,316,164 1,084,725 161,091
Institutional Fiduciary Trust - Money
Market Portfolio, 4.052% ...... 4,998,049 3,984,152 (5,315,738) — — 3,666,463 3,666,463 33,674
Putnam Core Bond Fund, Class R6 11,185,947 129,085 — — 181,344 11,496,376 1,398,586 129,085
Total Affiliated Securities .... $50,047,253 $4,113,237 $(5,315,738) $— $874,972 $49,719,724 $323,850
3. Restricted Securities
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
6. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended
March 31, 2025, investments in affiliated management investment companies were as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Allocation VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.052% $11,584,327 $17,951,395 $(16,413,507) $— $— $13,122,215 13,122,215 $120,622
Total Affiliated Securities ... $11,584,327 $17,951,395 $(16,413,507) $— $— $13,122,215 $120,622
Franklin DynaTech VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.052% $114,911 $5,762,361 $(5,876,204) $— $— $1,068 1,068 $3,373
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.052% $436,190 $1,891,975 $(1,856,775) $— $— $471,390 471,390 $2,763
Total Affiliated Securities ... $551,101 $7,654,336 $(7,732,979) $— $— $472,458 $6,136
Franklin Growth and Income VIP Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.052% $— $626,000 $(626,000) $— $— $— — $69
Total Affiliated Securities ... $— $626,000 $(626,000) $— $— $— $69
Franklin Income VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.052% $71,500,603 $166,959,355 $(215,315,530) $— $— $23,144,428 23,144,428 $431,098

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Franklin Income VIP Fund (continued)
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.052% $2,784,000 $32,173,000 $(26,824,000) $— $— $8,133,000 8,133,000 $54,817
Total Affiliated Securities ... $74,284,603 $199,132,355 $(242,139,530) $— $— $31,277,428 $485,915
Franklin Mutual Global Discovery VIP Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.052% $— $7,231,000 $(7,231,000) $— $— $— — $788
Total Affiliated Securities ... $— $7,231,000 $(7,231,000) $— $— $— $788
Franklin Rising Dividends VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.052% $23,716,508 $86,105,008 $(90,026,017) $— $— $19,795,499 19,795,499 $309,344
Total Affiliated Securities ... $23,716,508 $86,105,008 $(90,026,017) $— $— $19,795,499 $309,344
Franklin Small Cap Value VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.052% $17,941,521 $78,001,635 $(74,549,154) $— $— $21,394,002 21,394,002 $205,383
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.052% $— $2,000 $(2,000) $— $— $— — $44
Total Affiliated Securities ... $17,941,521 $78,003,635 $(74,551,154) $— $— $21,394,002 $205,427
Franklin Small-Mid Cap Growth VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.052% $5,387,512 $19,205,235 $(19,031,852) $— $— $5,560,895 5,560,895 $47,686
6. Investments in Affiliated Management Investment Companies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Franklin Small-Mid Cap Growth VIP Fund (continued)
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.052% $339,200 $3,742,055 $(3,104,255) $— $— $977,000 977,000 $2,771
Total Affiliated Securities ... $5,726,712 $22,947,290 $(22,136,107) $— $— $6,537,895 $50,457
Franklin Strategic Income VIP Fund
Non-Controlled Affiliates
Dividends
Franklin BSP Real Estate Debt
BDC .................. $1,823,176 $498,575 $— $— $116,367 $2,438,118 86,519 $125,742
Institutional Fiduciary Trust -
Money Market Portfolio, 4.052% 3,347,828 25,750,214 (13,263,372) — — 15,834,670 15,834,670 125,719
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.052% $— $1,851,000 $(1,851,000) $— $— $— — $269
Total Affiliated Securities ... $5,171,004 $28,099,789 $(15,114,372) $— $116,367 $18,272,788 $251,730
Templeton Developing Markets VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.052% $3,050,480 $13,722,489 $(10,975,753) $— $— $5,797,216 5,797,216 $41,912
Total Affiliated Securities ... $3,050,480 $13,722,489 $(10,975,753) $— $— $5,797,216 $41,912
Templeton Foreign VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.052% $45,660,015 $32,548,786 $(49,718,228) $— $— $28,490,573 28,490,573 $369,780
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.052% $— $4,090,730 $(4,090,730) $— $— $— — $3,019
Total Affiliated Securities ... $45,660,015 $36,639,516 $(53,808,958) $— $— $28,490,573 $372,799
6. Investments in Affiliated Management Investment Companies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
7. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of March 31, 2025, in valuing the Funds' assets and liabilities carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Templeton Global Bond VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.052% $147,171,635 $100,105,233 $(85,239,698) $— $— $162,037,170 162,037,170 $1,662,635
Total Affiliated Securities ... $147,171,635 $100,105,233 $(85,239,698) $— $— $162,037,170 $1,662,635
Level 1 Level 2 Level 3 Total
Franklin Allocation VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 6,762,864 $ 2,715,176 $ — $ 9,478,040
Air Freight & Logistics ................... — 971,369 — 971,369
Automobile Components ................. — 943,359 — 943,359
Automobiles .......................... 2,047,517 1,440,688 — 3,488,205
Banks ............................... 8,437,994 9,013,422 — 17,451,416
Beverages ........................... 3,358,359 386,716 — 3,745,075
Biotechnology ......................... 4,869,612 322,019 — 5,191,631
Broadline Retail ....................... 7,797,439 2,277,658 — 10,075,097
Building Products ...................... 724,648 470,988 — 1,195,636
Capital Markets ........................ 5,698,795 3,097,765 — 8,796,560
Chemicals ........................... 7,122,392 1,838,837 — 8,961,229
Commercial Services & Supplies ........... 1,400,409 806,955 — 2,207,364
Communications Equipment .............. 2,468,712 125,947 — 2,594,659
Construction & Engineering ............... 226,213 346,021 — 572,234
Construction Materials .................. 1,766,778 775,102 — 2,541,880
Consumer Finance ..................... 2,943,937 — — 2,943,937
Consumer Staples Distribution & Retail ...... 2,775,776 1,861,293 — 4,637,069
Containers & Packaging ................. — 1,324,286 — 1,324,286
6. Investments in Affiliated Management Investment Companies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Allocation VIP Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Common Stocks: (continued)
Diversified Consumer Services ............ $ 113,060 $ 59,987 $ — $ 173,047
Diversified REITs ...................... — 47,015 — 47,015
Diversified Telecommunication Services ..... 1,192,819 1,107,128 — 2,299,947
Electric Utilities ........................ 2,568,319 788,269 — 3,356,588
Electrical Equipment .................... 1,297,355 779,323 — 2,076,678
Electronic Equipment, Instruments &
Components ........................ 1,460,247 626,677 — 2,086,924
Energy Equipment & Services ............. — 277,186 — 277,186
Entertainment ......................... 4,236,745 784,159 — 5,020,904
Financial Services ...................... 13,026,264 703,423 — 13,729,687
Food Products ........................ 456,858 1,775,046 — 2,231,904
Gas Utilities .......................... — 276,752 — 276,752
Ground Transportation .................. 4,108,761 137,348 — 4,246,109
Health Care Equipment & Supplies ......... 6,452,927 2,430,325 — 8,883,252
Health Care Providers & Services .......... 7,432,728 83,248 — 7,515,976
Health Care Technology ................. 181,135 72,021 — 253,156
Hotels, Restaurants & Leisure ............. 3,108,366 1,348,738 — 4,457,104
Household Durables .................... — 2,110,905 — 2,110,905
Household Products .................... 1,413,046 — — 1,413,046
Independent Power and Renewable Electricity
Producers .......................... 506,485 720,617 — 1,227,102
Industrial Conglomerates ................ 441,755 829,094 — 1,270,849
Industrial REITs ....................... 375,799 — — 375,799
Insurance ............................ 5,789,927 4,108,130 — 9,898,057
Interactive Media & Services .............. 10,805,620 826,214 — 11,631,834
IT Services ........................... 1,771,596 287,560 — 2,059,156
Leisure Products ....................... — 83,869 — 83,869
Life Sciences Tools & Services ............ 4,339,301 511,483 — 4,850,784
Machinery ............................ 7,158,764 3,044,854 — 10,203,618
Marine Transportation ................... — 97,464 — 97,464
Media ............................... 1,899,719 109,350 — 2,009,069
Metals & Mining ....................... 960,709 904,852 — 1,865,561
Multi-Utilities .......................... 3,816,652 652,894 — 4,469,546
Oil, Gas & Consumable Fuels ............. 6,121,140 4,835,936 — 10,957,076
Passenger Airlines ..................... 325,778 128,646 — 454,424
Personal Care Products ................. 87,193 1,068,079 — 1,155,272
Pharmaceuticals ....................... 7,858,019 6,348,873 — 14,206,892
Professional Services ................... 707,949 2,215,592 — 2,923,541
Real Estate Management & Development .... — 528,990 — 528,990
Residential REITs ...................... 146,882 — — 146,882
Retail REITs .......................... 673,122 158,188 — 831,310
Semiconductors & Semiconductor Equipment . 20,405,050 4,661,405 — 25,066,455
Software ............................. 23,401,047 2,466,342 — 25,867,389
Specialized REITs ...................... 1,713,786 — — 1,713,786
Specialty Retail ........................ 4,103,910 1,381,334 — 5,485,244
Technology Hardware, Storage & Peripherals . 8,607,910 1,060,192 — 9,668,102
Textiles, Apparel & Luxury Goods .......... 217,985 2,024,305 — 2,242,290
Tobacco ............................. 940,813 319,888 — 1,260,701
Trading Companies & Distributors .......... 1,612,855 809,613 — 2,422,468
Transportation Infrastructure .............. — 119,413 — 119,413
7. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Allocation VIP Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Common Stocks: (continued)
Wireless Telecommunication Services ....... $ — $ 239,567 $ — $ 239,567
Preferred Stocks ......................... — 568,872 — 568,872
Limited Partnerships ...................... 2,090,187 — — 2,090,187
Corporate Bonds ........................ — 71,039,936 — 71,039,936
Foreign Government and Agency Securities .... — 6,506,114 — 6,506,114
U.S. Government and Agency Securities ....... — 107,832,159 — 107,832,159
Asset-Backed Securities ................... — 1,023,148 — 1,023,148
Commercial Mortgage-Backed Securities ...... — 1,688,504 — 1,688,504
Mortgage-Backed Securities ................ — 27,510,214 — 27,510,214
Municipal Bonds ......................... — 1,024,090 — 1,024,090
Short Term Investments ................... 16,053,336 527,734 — 16,581,070
Total Investments in Securities ........... $238,383,364 $300,388,666
a
$— $538,772,030
Other Financial Instruments:
Forward Exchange Contracts ............... $— $167,401 $— $167,401
Futures Contracts ....................... 42,772 — — 42,772
Total Other Financial Instruments ......... $42,772 $167,401 $— $210,173
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $— $59,024 $— $59,024
Futures Contracts ........................ 348,849 — — 348,849
Swap Contracts ......................... — 815 — 815
Total Other Financial Instruments ......... $348,849 $59,839 $— $408,688
Franklin DynaTech VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 3,336,405 — — 3,336,405
Automobiles .......................... 3,222,655 — — 3,222,655
Biotechnology ......................... 2,376,504 741,751 — 3,118,255
Broadline Retail ....................... 14,255,108 — — 14,255,108
Capital Markets ........................ 2,637,463 — — 2,637,463
Commercial Services & Supplies ........... 45,678 — — 45,678
Communications Equipment .............. 683,451 — — 683,451
Construction & Engineering ............... 162,929 — — 162,929
Diversified Consumer Services ............ 391,280 — — 391,280
Electrical Equipment .................... 480,816 — — 480,816
Electronic Equipment, Instruments &
Components ........................ 1,247,615 246,936 — 1,494,551
Energy Equipment & Services ............. 672,256 — — 672,256
Entertainment ......................... 3,593,831 — — 3,593,831
Financial Services ...................... 8,568,069 — — 8,568,069
Ground Transportation .................. 454,501 — — 454,501
Health Care Equipment & Supplies ......... 4,047,467 54,285 — 4,101,752
Health Care Providers & Services .......... 688,616 — — 688,616
Health Care Technology ................. 695,408 397,827 — 1,093,235
Hotels, Restaurants & Leisure ............. 3,148,215 — — 3,148,215
Household Durables .................... 69,916 — — 69,916
Insurance ............................ 107,953 — — 107,953
Interactive Media & Services .............. 14,793,982 — — 14,793,982
IT Services ........................... 5,759,379 — — 5,759,379
Life Sciences Tools & Services ............ 477,380 — — 477,380
Pharmaceuticals ....................... 3,258,985 — — 3,258,985
7. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin DynaTech VIP Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Common Stocks: (continued)
Professional Services ................... $ 247,917 $ — $ — $ 247,917
Semiconductors & Semiconductor Equipment . 24,658,955 572,807 — 25,231,762
Software ............................. 33,864,711 — — 33,864,711
Technology Hardware, Storage & Peripherals . 3,452,789 — — 3,452,789
Warrants ............................... — — —
b
—
Short Term Investments ................... 472,458 — — 472,458
Total Investments in Securities ........... $137,872,692 $2,013,606
c
$— $139,886,298
Franklin Global Real Estate VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Diversified REITs ...................... 591,186 4,212,153 — 4,803,339
Diversified Telecommunication Services ..... — 788,863 — 788,863
Health Care Providers & Services .......... 1,220,909 — — 1,220,909
Health Care REITs ..................... 12,277,990 — — 12,277,990
Hotel & Resort REITs ................... 1,702,578 1,046,688 — 2,749,266
Industrial REITs ....................... 8,116,062 4,925,016 — 13,041,078
Office REITs .......................... 3,435,499 1,165,789 — 4,601,288
Real Estate Management & Development .... 2,937,667 7,891,448 — 10,829,115
Residential REITs ...................... 14,659,093 2,120,341 — 16,779,434
Retail REITs .......................... 14,001,072 4,322,950 — 18,324,022
Specialized REITs ...................... 15,023,432 484,151 — 15,507,583
Short Term Investments ................... — 394,786 — 394,786
Total Investments in Securities ........... $73,965,488 $27,352,185
d
$— $101,317,673
Franklin Growth and Income VIP Fund
Assets:
Investments in Securities:
e
Common Stocks ......................... 41,825,840 — — 41,825,840
Equity-Linked Securities ................... — 5,041,802 — 5,041,802
Convertible Preferred Stocks ................ 2,821,003 — — 2,821,003
Short Term Investments ................... — 1,550,662 — 1,550,662
Total Investments in Securities ........... $44,646,843 $6,592,464 $— $51,239,307
Franklin Income VIP Fund
Assets:
Investments in Securities:
e
Common Stocks ......................... 1,011,582,032 — — 1,011,582,032
Equity-Linked Securities ................... — 482,559,575 — 482,559,575
Convertible Preferred Stocks :
Aerospace & Defense ................... 14,359,200 — — 14,359,200
Capital Markets ........................ 2,410,500 — — 2,410,500
Chemicals ........................... 8,199,500 — — 8,199,500
Electric Utilities ........................ 2,277,500 — — 2,277,500
Financial Services ...................... — 17,218,750 — 17,218,750
Corporate Bonds ........................ — 1,173,861,285 — 1,173,861,285
Senior Floating Rate Interests ............... — 18,927,413 — 18,927,413
U.S. Government and Agency Securities ....... — 159,593,604 — 159,593,604
Asset-Backed Securities ................... — 10,466,685 — 10,466,685
Mortgage-Backed Securities ................ — 174,893,483 — 174,893,483
Escrows and Litigation Trusts ............... — — —
b
—
Short Term Investments ................... 31,277,428 24,958,801 — 56,236,229
Total Investments in Securities ........... $1,070,106,160 $2,062,479,596 $— $3,132,585,756
7. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Income VIP Fund (continued)
Liabilities:
Other Financial Instruments:
Unfunded Loan Commitments ............... $— $301 $— $301
Total Other Financial Instruments ......... $— $301 $— $301
Franklin Large Cap Growth VIP Fund
Assets:
Investments in Securities:
e
Common Stocks ......................... $ 83,165,189 $ — $ — $ 83,165,189
Short Term Investments ................... — 1,364,480 — 1,364,480
Total Investments in Securities ........... $83,165,189 $1,364,480 $— $84,529,669
Franklin Mutual Global Discovery VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... — 6,867,166 — 6,867,166
Automobile Components ................. 5,937,029 6,231,042 — 12,168,071
Automobiles .......................... — 4,995,535 — 4,995,535
Banks ............................... 18,629,874 18,868,028 — 37,497,902
Beverages ........................... — 5,916,490 — 5,916,490
Building Products ...................... 5,810,779 — — 5,810,779
Capital Markets ........................ 4,588,535 8,907,616 — 13,496,151
Chemicals ........................... 2,001,832 — — 2,001,832
Consumer Finance ..................... 8,253,179 — — 8,253,179
Consumer Staples Distribution & Retail ...... — 6,614,184 — 6,614,184
Containers & Packaging ................. 6,426,381 — — 6,426,381
Diversified Telecommunication Services ..... — 6,987,809 — 6,987,809
Electrical Equipment .................... — 7,310,872 — 7,310,872
Energy Equipment & Services ............. 8,779,714 — — 8,779,714
Entertainment ......................... 5,363,654 — — 5,363,654
Financial Services ...................... 20,881,375 — — 20,881,375
Food Products ........................ 9,272,075 7,061,579 — 16,333,654
Health Care Equipment & Supplies ......... 15,431,125 — — 15,431,125
Health Care Providers & Services .......... 18,600,649 7,236,876 — 25,837,525
Household Durables .................... 2,084,042 — — 2,084,042
Household Products .................... — 7,099,074 — 7,099,074
Industrial Conglomerates ................ — 4,040,867 — 4,040,867
Insurance ............................ 6,817,888 17,729,368 — 24,547,256
Interactive Media & Services .............. — 7,288,995 — 7,288,995
Media ............................... 10,344,637 — — 10,344,637
Metals & Mining ....................... — 6,873,509 — 6,873,509
Oil, Gas & Consumable Fuels ............. 2,437,320 17,840,436 — 20,277,756
Personal Care Products ................. 5,144,213 — — 5,144,213
Pharmaceuticals ....................... 14,842,617 25,179,946 — 40,022,563
Semiconductors & Semiconductor Equipment . — 6,922,497 — 6,922,497
Specialized REITs ...................... 8,537,536 — — 8,537,536
Technology Hardware, Storage & Peripherals . — 7,424,566 — 7,424,566
Textiles, Apparel & Luxury Goods .......... — 12,702,893 — 12,702,893
Tobacco ............................. — 7,718,777 — 7,718,777
Trading Companies & Distributors .......... 15,135,734 — — 15,135,734
Corporate Bonds ........................ — 803,230 — 803,230
Senior Floating Rate Interests ............... — 9,767,534 — 9,767,534
Companies in Liquidation .................. — — —
b
—
Short Term Investments ................... — 2,193,212 — 2,193,212
Total Investments in Securities ........... $195,320,188 $220,582,101
f
$— $415,902,289
7. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Mutual Global Discovery VIP Fund (continued)
Assets: (continued)
Other Financial Instruments:
Forward Exchange Contracts ............... $— $399,423 $— $399,423
Futures Contracts ....................... 24,450 — — 24,450
Total Other Financial Instruments ......... $24,450 $399,423 $— $423,873
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $— $753,302 $— $753,302
Total Other Financial Instruments ......... $— $753,302 $— $753,302
Franklin Mutual Shares VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Automobiles .......................... $ 31,566,442 $ — $ — $ 31,566,442
Banks ............................... 156,831,312 37,804,868 — 194,636,180
Building Products ...................... 33,306,614 — — 33,306,614
Capital Markets ........................ 33,921,843 — — 33,921,843
Communications Equipment .............. 29,812,780 — — 29,812,780
Construction & Engineering ............... 23,013,007 — — 23,013,007
Consumer Finance ..................... 29,621,077 — — 29,621,077
Consumer Staples Distribution & Retail ...... 64,007,645 — — 64,007,645
Containers & Packaging ................. 36,208,858 — — 36,208,858
Diversified Telecommunication Services ..... — — 11,584,253 11,584,253
Electric Utilities ........................ 72,413,424 — — 72,413,424
Electronic Equipment, Instruments &
Components ........................ 23,375,552 — — 23,375,552
Energy Equipment & Services ............. 38,787,808 — — 38,787,808
Entertainment ......................... 33,806,132 — — 33,806,132
Financial Services ...................... 144,186,789 — — 144,186,789
Food Products ........................ 21,380,253 — — 21,380,253
Health Care Equipment & Supplies ......... 105,230,916 — — 105,230,916
Health Care Providers & Services .......... 86,202,630 — — 86,202,630
Household Durables .................... 23,029,218 — — 23,029,218
Insurance ............................ 70,139,190 — — 70,139,190
Machinery ............................ 34,386,725 — — 34,386,725
Media ............................... 77,550,061 — — 77,550,061
Metals & Mining ....................... 36,315,510 — — 36,315,510
Oil, Gas & Consumable Fuels ............. 108,773,245 — — 108,773,245
Personal Care Products ................. 37,046,966 — — 37,046,966
Pharmaceuticals ....................... 86,574,126 38,539,858 — 125,113,984
Professional Services ................... 61,353,943 — — 61,353,943
Real Estate Management & Development .... 19,532,385 — — 19,532,385
Retail REITs .......................... 34,973,280 — — 34,973,280
Semiconductors & Semiconductor Equipment . 31,474,316 — — 31,474,316
Software ............................. 55,763,097 — — 55,763,097
Specialized REITs ...................... 40,094,541 — — 40,094,541
Specialty Retail ........................ 22,754,437 — — 22,754,437
Tobacco ............................. — 32,501,112 — 32,501,112
Trading Companies & Distributors .......... 78,555,191 — — 78,555,191
Corporate Bonds ........................ — 4,016,148 — 4,016,148
Senior Floating Rate Interests ............... — 45,676,308 — 45,676,308
Companies in Liquidation .................. — — —
b
—
Short Term Investments ................... — 5,583,584 — 5,583,584
Total Investments in Securities ........... $1,781,989,313 $164,121,878
g
$11,584,253 $1,957,695,444
7. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Mutual Shares VIP Fund (continued)
Assets: (continued)
Other Financial Instruments:
Forward Exchange Contracts ............... $— $25,669 $— $25,669
Total Other Financial Instruments ......... $— $25,669 $— $25,669
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $— $1,405,719 $— $1,405,719
Futures Contracts ........................ 31,230 — — 31,230
Total Other Financial Instruments ......... $31,230 $1,405,719 $— $1,436,949
Franklin Rising Dividends VIP Fund
Assets:
Investments in Securities:
e
Common Stocks ......................... $ 1,392,442,844 $ — $ — $ 1,392,442,844
Short Term Investments ................... 19,795,499 — — 19,795,499
Total Investments in Securities ........... $1,412,238,343 $— $— $1,412,238,343
Franklin Small Cap Value VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 12,394,027 60,849,963 — 73,243,990
Banks ............................... 203,253,689 — — 203,253,689
Building Products ...................... 30,235,041 — — 30,235,041
Capital Markets ........................ 23,039,841 — — 23,039,841
Chemicals ........................... 26,361,614 17,114,777 — 43,476,391
Commercial Services & Supplies ........... 5,327,455 — — 5,327,455
Construction & Engineering ............... 48,830,031 — — 48,830,031
Consumer Finance ..................... 11,893,048 — — 11,893,048
Diversified REITs ...................... 5,367,042 — — 5,367,042
Electric Utilities ........................ 6,026,239 — — 6,026,239
Electrical Equipment .................... 15,863,517 — — 15,863,517
Electronic Equipment, Instruments &
Components ........................ 59,235,968 — — 59,235,968
Energy Equipment & Services ............. 21,091,879 9,313,114 — 30,404,993
Ground Transportation .................. 23,777,356 — — 23,777,356
Health Care Equipment & Supplies ......... 20,893,472 — — 20,893,472
Hotels, Restaurants & Leisure ............. 36,202,522 — — 36,202,522
Household Durables .................... 26,862,168 — — 26,862,168
Industrial REITs ....................... 3,996,606 — — 3,996,606
Insurance ............................ 92,942,008 — — 92,942,008
Leisure Products ....................... 32,992,641 — — 32,992,641
Machinery ............................ 74,578,372 — — 74,578,372
Media ............................... 11,197,422 — — 11,197,422
Metals & Mining ....................... 33,635,274 — — 33,635,274
Multi-Utilities .......................... 6,009,263 — — 6,009,263
Oil, Gas & Consumable Fuels ............. 7,303,253 — — 7,303,253
Paper & Forest Products ................. 5,329,965 — — 5,329,965
Retail REITs .......................... 9,914,093 — — 9,914,093
Software ............................. 36,732,294 — — 36,732,294
Specialty Retail ........................ 10,832,687 — — 10,832,687
Textiles, Apparel & Luxury Goods .......... 7,941,713 — — 7,941,713
Trading Companies & Distributors .......... 20,833,471 — — 20,833,471
Short Term Investments ................... 21,394,002 — — 21,394,002
Total Investments in Securities ........... $952,287,973 $87,277,854
h
$— $1,039,565,827
7. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Small-Mid Cap Growth VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 15,056,992 $ — $ — $ 15,056,992
Banks ............................... 2,998,800 — — 2,998,800
Biotechnology ......................... 11,181,308 — — 11,181,308
Capital Markets ........................ 38,528,073 — — 38,528,073
Commercial Services & Supplies ........... 2,184,374 — — 2,184,374
Electrical Equipment .................... 8,890,860 — — 8,890,860
Energy Equipment & Services ............. 3,209,305 — — 3,209,305
Entertainment ......................... 8,492,853 — — 8,492,853
Financial Services ...................... 6,734,694 — — 6,734,694
Food Products ........................ 2,678,074 — — 2,678,074
Ground Transportation .................. 7,064,715 — — 7,064,715
Health Care Equipment & Supplies ......... 16,763,589 — — 16,763,589
Health Care Providers & Services .......... 2,191,576 — — 2,191,576
Health Care Technology ................. 6,578,292 — — 6,578,292
Hotels, Restaurants & Leisure ............. 22,988,682 — — 22,988,682
Household Durables .................... 4,216,235 — — 4,216,235
Independent Power and Renewable Electricity
Producers .......................... 3,182,624 — — 3,182,624
Industrial REITs ....................... 3,758,429 — — 3,758,429
Insurance ............................ 7,111,944 — — 7,111,944
Interactive Media & Services .............. 5,812,500 — — 5,812,500
IT Services ........................... 19,381,687 — — 19,381,687
Leisure Products ....................... — — 5,420,707 5,420,707
Life Sciences Tools & Services ............ 4,542,468 — — 4,542,468
Machinery ............................ 4,575,318 — — 4,575,318
Media ............................... 9,042,650 — —
b
9,042,650
Oil, Gas & Consumable Fuels ............. 10,602,707 — — 10,602,707
Personal Care Products ................. 4,013,394 — — 4,013,394
Professional Services ................... 20,487,561 — — 20,487,561
Residential REITs ...................... 2,921,460 — — 2,921,460
Semiconductors & Semiconductor Equipment . 16,812,790 2,870,868 —
b
19,683,658
Software ............................. 56,912,803 688,829 — 57,601,632
Specialty Retail ........................ 23,820,942 — — 23,820,942
Trading Companies & Distributors .......... 9,984,945 — — 9,984,945
Convertible Preferred Stocks ................ — — 6,589,406 6,589,406
Short Term Investments ................... 6,537,895 — — 6,537,895
Total Investments in Securities ........... $369,260,539 $3,559,697
i
$12,010,113 $384,830,349
Franklin Strategic Income VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Broadline Retail ....................... — — —
b
—
Hotels, Restaurants & Leisure ............. — 202 — 202
Machinery ............................ — 64,423 — 64,423
Oil, Gas & Consumable Fuels ............. 1,612 27,351 — 28,963
Management Investment Companies ......... — — 2,438,118 2,438,118
Preferred Stocks ......................... — 1,152 — 1,152
Warrants ............................... — — —
b
—
Corporate Bonds :
Aerospace & Defense ................... — 3,116,838 — 3,116,838
Air Freight & Logistics ................... — 480,817 — 480,817
Automobile Components ................. — 2,336,975 — 2,336,975
Automobiles .......................... — 932,383 — 932,383
7. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Strategic Income VIP Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Corporate Bonds: (continued)
Banks ............................... $ — $ 17,313,887 $ — $ 17,313,887
Beverages ........................... — 957,900 — 957,900
Biotechnology ......................... — 1,274,636 — 1,274,636
Broadline Retail ....................... — 384,042 —
b
384,042
Building Products ...................... — 2,455,851 — 2,455,851
Capital Markets ........................ — 7,136,055 — 7,136,055
Chemicals ........................... — 3,460,307 — 3,460,307
Commercial Services & Supplies ........... — 3,801,367 — 3,801,367
Construction & Engineering ............... — 753,158 — 753,158
Construction Materials .................. — 521,004 — 521,004
Consumer Finance ..................... — 2,795,935 — 2,795,935
Consumer Staples Distribution & Retail ...... — 608,911 — 608,911
Containers & Packaging ................. — 3,648,952 — 3,648,952
Distributors ........................... — 416,593 — 416,593
Diversified Consumer Services ............ — 758,287 — 758,287
Diversified REITs ...................... — 824,603 — 824,603
Diversified Telecommunication Services ..... — 3,259,789 — 3,259,789
Electric Utilities ........................ — 5,468,379 — 5,468,379
Electrical Equipment .................... — 191,073 — 191,073
Electronic Equipment, Instruments &
Components ........................ — 2,678,259 — 2,678,259
Energy Equipment & Services ............. — 2,124,971 — 2,124,971
Entertainment ......................... — 655,010 — 655,010
Financial Services ...................... — 3,047,521 — 3,047,521
Food Products ........................ — 3,335,249 — 3,335,249
Gas Utilities .......................... — 202,128 — 202,128
Ground Transportation .................. — 2,476,541 — 2,476,541
Health Care Equipment & Supplies ......... — 1,922,720 — 1,922,720
Health Care Providers & Services .......... — 7,788,889 — 7,788,889
Health Care REITs ..................... — 908,280 — 908,280
Hotel & Resort REITs ................... — 1,395,095 — 1,395,095
Hotels, Restaurants & Leisure ............. — 6,646,379 — 6,646,379
Household Durables .................... — 1,710,994 — 1,710,994
Household Products .................... — 638,066 — 638,066
Independent Power and Renewable Electricity
Producers .......................... — 3,744,755 — 3,744,755
Insurance ............................ — 6,589,431 — 6,589,431
Interactive Media & Services .............. — 1,010,843 — 1,010,843
IT Services ........................... — 2,222,373 — 2,222,373
Life Sciences Tools & Services ............ — 364,229 — 364,229
Machinery ............................ — 2,057,444 — 2,057,444
Media ............................... — 6,122,020 — 6,122,020
Metals & Mining ....................... — 3,080,859 — 3,080,859
Multi-Utilities .......................... — 1,700,381 — 1,700,381
Oil, Gas & Consumable Fuels ............. — 18,879,952 — 18,879,952
Paper & Forest Products ................. — 973,209 — 973,209
Passenger Airlines ..................... — 1,499,763 — 1,499,763
Personal Care Products ................. — 1,489,897 — 1,489,897
Pharmaceuticals ....................... — 3,595,600 — 3,595,600
Real Estate Management & Development .... — 783,966 — 783,966
Residential REITs ...................... — 743,832 — 743,832
Software ............................. — 858,434 — 858,434
Specialized REITs ...................... — 921,167 — 921,167
Specialty Retail ........................ — 196,426 — 196,426
7. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Strategic Income VIP Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Corporate Bonds: (continued)
Technology Hardware, Storage & Peripherals . $ — $ 1,402,527 $ — $ 1,402,527
Textiles, Apparel & Luxury Goods .......... — 1,041,614 — 1,041,614
Tobacco ............................. — 816,184 — 816,184
Trading Companies & Distributors .......... — 2,234,752 — 2,234,752
Transportation Infrastructure .............. — 113,892 — 113,892
Wireless Telecommunication Services ....... — 2,673,828 2,221 2,676,049
Senior Floating Rate Interests ............... — 7,107,282 — 7,107,282
Marketplace Loans ....................... — — 1,089,505 1,089,505
Foreign Government and Agency Securities .... — 5,838,123 — 5,838,123
U.S. Government and Agency Securities ....... — 41,818,042 — 41,818,042
Asset-Backed Securities ................... — 5,634,105 — 5,634,105
Commercial Mortgage-Backed Securities ...... — 8,463,717 — 8,463,717
Mortgage-Backed Securities ................ — 34,043,456 — 34,043,456
Residential Mortgage-Backed Securities ....... — 3,587,982 — 3,587,982
Escrows and Litigation Trusts ............... — 6,075 1,047 7,122
Short Term Investments ................... 15,834,670 — — 15,834,670
Total Investments in Securities ........... $15,836,282 $270,137,132 $3,530,891 $289,504,305
Other Financial Instruments:
Forward Exchange Contracts ............... $— $5,324 $— $5,324
Futures Contracts ....................... 69,199 — — 69,199
Swap Contracts ......................... — 528,286 — 528,286
Total Other Financial Instruments ......... $69,199 $533,610 $— $602,809
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $— $59,809 $— $59,809
Futures Contracts ........................ 18,536 — — 18,536
Swap Contracts ......................... — 19,427 — 19,427
Total Other Financial Instruments ......... $18,536 $79,236 $— $97,772
Franklin U.S. Government Securities VIP Fund
Assets:
Investments in Securities:
e
Corporate Bonds ........................ — 2,636,175 — 2,636,175
Foreign Government and Agency Securities .... — 164,156 — 164,156
U.S. Government and Agency Securities ....... — 74,914,223 — 74,914,223
Mortgage-Backed Securities ................ — 403,136,560 — 403,136,560
Short Term Investments ................... — 37,432,484 — 37,432,484
Total Investments in Securities ........... $— $518,283,598 $— $518,283,598
Franklin VolSmart Allocation VIP Fund
Assets:
Investments in Securities:
e
Common Stocks ......................... 84,343,960 — — 84,343,960
Investments in Underlying Funds and Exchange
Traded Funds ........................... 46,053,261 — — 46,053,261
Short Term Investments ................... 3,666,463 — — 3,666,463
Total Investments in Securities ........... $134,063,684 $— $— $134,063,684
Liabilities:
Other Financial Instruments:
Swap Contracts ......................... $— $54,126 $— $54,126
Total Other Financial Instruments ......... $— $54,126 $— $54,126
7. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Templeton Developing Markets VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Brazil ................................ $ 7,468,541 $ — $ — $ 7,468,541
Cambodia ............................ — 477,538 — 477,538
Chile ................................ 2,584,129 — — 2,584,129
China ............................... 2,802,127 65,182,022 — 67,984,149
Hong Kong ........................... — 4,804,628 — 4,804,628
Hungary ............................. 3,119,056 — — 3,119,056
India ................................ 1,631,088 32,636,684 — 34,267,772
Indonesia ............................ — 1,509,393 — 1,509,393
Italy ................................. — 275,325 — 275,325
Mexico .............................. 5,698,547 — — 5,698,547
Peru ................................ 1,305,753 — — 1,305,753
Philippines ............................ 1,217,174 — — 1,217,174
Russia ............................... — — —
j
—
South Africa ........................... 6,025,052 — — 6,025,052
South Korea .......................... — 44,245,677 — 44,245,677
Taiwan ............................... — 45,512,520 — 45,512,520
Thailand ............................. 877,086 7,537,301 — 8,414,387
United Arab Emirates .................... 1,978,145 — — 1,978,145
United States .......................... 9,449,954 — — 9,449,954
Preferred Stocks ........................ 15,070,105 — — 15,070,105
Escrows and Litigation Trusts ............... — — —
b
—
Short Term Investments ................... 5,797,216 — — 5,797,216
Total Investments in Securities ........... $65,023,973 $202,181,088
k
$— $267,205,061
Level 1 Level 2 Level 3 Total
Templeton Foreign VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ — $ 18,969,794 $ — $ 18,969,794
Automobile Components ................. — 24,351,910 — 24,351,910
Banks ............................... — 136,385,181 — 136,385,181
Broadline Retail ....................... — 61,025,575 — 61,025,575
Chemicals ........................... 7,295,410 10,091,881 — 17,387,291
Commercial Services & Supplies ........... — 21,474,674 — 21,474,674
Construction Materials .................. — 18,386,380 — 18,386,380
Consumer Staples Distribution & Retail ...... — 16,538,383 — 16,538,383
Containers & Packaging ................. — 21,753,386 — 21,753,386
Energy Equipment & Services ............. — 9,078,598 — 9,078,598
Household Durables .................... — 37,280,885 — 37,280,885
Independent Power and Renewable Electricity
Producers .......................... — 22,448,308 — 22,448,308
Insurance ............................ — 61,225,286 — 61,225,286
Machinery ............................ 31,603,587 — — 31,603,587
Media ............................... — 10,727,077 — 10,727,077
Metals & Mining ....................... — 19,348,529 — 19,348,529
Oil, Gas & Consumable Fuels ............. — 85,760,381 — 85,760,381
Pharmaceuticals ....................... — 29,016,247 — 29,016,247
Professional Services ................... — 20,392,164 — 20,392,164
Semiconductors & Semiconductor Equipment . 12,066,339 65,296,509 — 77,362,848
Specialty Retail ........................ — 11,969,987 — 11,969,987
Technology Hardware, Storage & Peripherals . — 32,733,563 — 32,733,563
7. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Templeton Foreign VIP Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Common Stocks: (continued)
Textiles, Apparel & Luxury Goods .......... $ — $ 13,714,015 $ — $ 13,714,015
Convertible Preferred Stocks ................ 3,565,000 — — 3,565,000
Short Term Investments ................... 28,490,573 — — 28,490,573
Total Investments in Securities ........... $83,020,909 $747,968,713
l
$— $830,989,622
Level 1 Level 2 Level 3 Total
Templeton Global Bond VIP Fund
Assets:
Investments in Securities:
e
Foreign Government and Agency Securities .... $ — $ 961,144,761 $ — $ 961,144,761
U.S. Government and Agency Securities ....... — 248,991,434 — 248,991,434
Options Purchased ....................... — 3,709,407 — 3,709,407
Short Term Investments ................... 162,037,170 — — 162,037,170
Total Investments in Securities ........... $162,037,170 $1,213,845,602 $— $1,375,882,772
Other Financial Instruments:
Forward Exchange Contracts ............... $— $10,746,943 $— $10,746,943
Total Other Financial Instruments ......... $— $10,746,943 $— $10,746,943
Liabilities:
Other Financial Instruments:
Options Written .......................... $— $1,686,718 $— $1,686,718
Forward Exchange Contracts ............... — 9,634,292 — 9,634,292
Swap Contracts ......................... — 4,299,656 — 4,299,656
Total Other Financial Instruments ......... $— $15,620,666 $— $15,620,666
Level 1 Level 2 Level 3 Total
Templeton Growth VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ — $ 33,265,591 $ — $ 33,265,591
Banks ............................... 27,906,957 15,357,184 — 43,264,141
Broadline Retail ....................... 6,655,104 1,266,868 — 7,921,972
Capital Markets ........................ 11,649,733 — — 11,649,733
Construction Materials .................. 6,698,388 — — 6,698,388
Containers & Packaging ................. 3,766,326 — — 3,766,326
Diversified Telecommunication Services ..... 4,578,758 — — 4,578,758
Electrical Equipment .................... — 2,548,724 — 2,548,724
Electronic Equipment, Instruments &
Components ........................ 3,414,091 — — 3,414,091
Financial Services ...................... 11,057,191 — — 11,057,191
Food Products ........................ — 4,073,376 — 4,073,376
Ground Transportation .................. 6,854,624 — — 6,854,624
Health Care Equipment & Supplies ......... 3,569,239 — — 3,569,239
Health Care Providers & Services .......... 16,664,850 — — 16,664,850
Hotels, Restaurants & Leisure ............. 12,801,905 — — 12,801,905
Independent Power and Renewable Electricity
Producers .......................... — 2,977,977 — 2,977,977
Industrial Conglomerates ................ 3,833,734 6,690,514 — 10,524,248
Insurance ............................ — 6,458,629 — 6,458,629
Interactive Media & Services .............. 11,554,606 3,252,304 — 14,806,910
7. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Templeton Growth VIP Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Common Stocks: (continued)
Life Sciences Tools & Services ............ $ 4,914,069 $ — $ — $ 4,914,069
Machinery ............................ 8,386,344 2,414,280 — 10,800,624
Metals & Mining ....................... 7,101,400 — — 7,101,400
Oil, Gas & Consumable Fuels ............. — 14,127,183 — 14,127,183
Personal Care Products ................. 7,807,169 6,575,283 — 14,382,452
Pharmaceuticals ....................... 3,832,223 7,477,486 — 11,309,709
Semiconductors & Semiconductor Equipment . 18,559,071 6,207,559 — 24,766,630
Software ............................. 18,280,964 7,277,513 — 25,558,477
Technology Hardware, Storage & Peripherals . 5,545,253 — — 5,545,253
Textiles, Apparel & Luxury Goods .......... 4,497,114 — — 4,497,114
Short Term Investments ................... — 13,300,000 — 13,300,000
Total Investments in Securities ........... $209,929,113 $133,270,471
m
$— $343,199,584
a
Includes foreign securities valued at $83,236,767, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
b
Includes financial instruments determined to have no value.
c
Includes foreign securities valued at $2,013,606, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
d
Includes foreign securities valued at $26,957,399, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
e
For detailed categories, see the accompanying Schedule of Investments.
f
Includes foreign securities valued at $207,818,125, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
g
Includes foreign securities valued at $108,845,838, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
h
Includes foreign securities valued at $87,277,854, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
i
Includes foreign securities valued at $2,870,868, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
j
The Valuation Committee determined that based on their analysis of the market and access to market participants, the Russian financial instruments held by the Fund had little or no value at March 31, 2025.
k
Includes foreign securities valued at $202,181,088, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
l
Includes foreign securities valued at $747,968,713, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
m
Includes foreign securities valued at $119,970,471, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
7. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At March 31, 2025, the reconciliations are as follows:
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Small-Mid Cap Growth VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Leisure Products .... $ 6,108,687 $ — $ — $ — $ — $ — $ — $ (687,980) $ 5,420,707 $ (687,980)
Media ........... — —
c
— — — — — — —
c
—
Semiconductors &
Semiconductor
Equipment ....... — —
c
— — — — — — —
c
—
Convertible Preferred
Stocks :
Diversified Consumer
Services ........ 892,289 — — — — — — (10,058) 882,231 (10,058)
Software .......... 6,288,594 — (2,553,999) — — — — 109,546 3,844,141 (207,173)
Trading Companies &
Distributors ...... 990,559 — — — — — — 872,475 1,863,034 872,475
Warrants :
Software .......... 52,261
c
— (7)
c
— — — — (52,254) — —
Convertible Bonds :
Software .......... 436,363 — (195,400) — — — — (240,963) — —
Corporate Bonds :
Software .......... 187,279 — (64,369) — — — — (122,910) — —
Total Investments in
Securities ............ $14,956,032 $— $(2,813,775) $— $— $— $— $(132,144) $12,010,113 $(32,736)
Franklin Strategic Income VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Broadline Retail ..... —
c
— — — — — — — —
c
—
Management Investment
Companies :
Capital Markets ..... 1,823,176 498,575 — — — — — 116,367 2,438,118 116,367
Warrants :
Machinery ......... —
c
— — — — — — — —
c
—
Corporate Bonds :
Broadline Retail ..... —
c
— — — — — — — —
c
—
Wireless
Telecommunication
Services ........ 1,440 — (1,347) — — 277 983 868 2,221 982
Marketplace Loans :
Financial Services ... 1,392,974 4,696 (374,640) — — — 26,656 39,819 1,089,505 (18,378)
Escrows and Litigation
Trusts : —
c
— — — — — — 1,047 1,047 1,047
Total Investments in
Securities ............ $3,217,590 $503,271 $(375,987) $— $— $277 $27,639 $158,101 $3,530,891 $100,018
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Includes financial instruments determined to have no value.
7. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of March 31, 2025, are as follows:
Abbreviations List
EV - Enterprise value
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs
Amount/ Range
(Weighted
Average)
Impact to
Fair Value
if Input
Increases
a
Franklin Small-Mid Cap Growth VIP Fund
Assets:
Investments in Securities:
Common Stocks:
Leisure Products
...............
$5,420,707 Market comparables Discount for lack of
marketability
12.8% Decrease
EV / revenue multiple 3.4x Increase
Trade Price $60.0 Increase
Convertible Preferred Stocks:
Software 2,316,514 Market comparables Discount for lack of
marketability
12.2% Decrease
EV / revenue multiple 18.1x Increase
Revenue $3.9 bil Increase
Trade Price $92.5 Increase
Volatility 63.1% Increase
All Other Investments
.............
4,272,892
b,c
Total
..........................
$12,010,113
Franklin Strategic Income VIP Fund
Assets:
Investments in Securities:
Management Investment Companies:
Capital Markets
................
$2,438,118 Dividend Accrual Dividend Yield 10.0% Increase
Net Asset Value $26.5 Increase
All other investments
.............
1,092,773
b,c
Total
..........................
$3,530,891
a
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
b
Includes the fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs.
c
Includes financial instruments determined to have no value.
7. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Abbreviations
Counterparty
BNDP
BNP Paribas SA
BOFA
Bank of America NA
BZWS
Barclays Bank plc
CITI
Citibank NA
DBAB
Deutsche Bank AG
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
UBSW
UBS AG
WFLA
Wells Fargo Bank NA
Cu r rency
AUD
Australian Dollar
BRL
Brazilian Real
CNY
Chinese Yuan
COP
Colombian Peso
EGP
Egyptian Pound
EUR
Euro
GBP
British Pound
GHS
Ghanaian Cedi
HKD
Hong Kong Dollar
INR
Indian Rupee
JPY
Japanese Yen
KRW
South Korean Won
MXN
Mexican Peso
MYR
Malaysian Ringgit
NOK
Norwegian Krone
RSD
Serbian Dinar
USD
United States Dollar
UYU
Uruguayan Peso
ZAR
South African Rand
Index
CDX.NA.HY.
Series number
CDX North America High Yield Index
CDX.NA.IG.
Series number
CDX North America Investment Grade Index
Selected Portfolio
ADR
American Depositary Receipt
BDC
Business Development Company
CLO
Collateralized Loan Obligation
CME
Chicago Mercantile Exchange
CMT
Constant Monthly U.S. Treasury Securities Yield
Curve Rate Index
COFI
Cost of Funds Index
ETF
Exchange-Traded Fund
FFCB
Federal Farm Credit Banks Funding Corp.
FHLB
Federal Home Loan Banks
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
GO
General Obligation
IBOR
Interbank Offered Rate
MBS
Mortgage-Backed Security
PIK
Payment-In-Kind
PJSC
Public Joint Stock Company
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate
T-Note
Treasury Note
VIX
Market Volatility Index
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ........................ 4.41%
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.